Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate at security issuance. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.8% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 10/15/24	359,426,698	348,504,443
0.25%, 01/15/25	368,482,947	354,534,118
2.38%, 01/15/25	251,157,884	248,254,311
0.13%, 04/15/25	294,429,592	281,013,854
0.38%, 07/15/25	404,068,451	386,919,350
0.13%, 10/15/25	358,216,597	339,519,421
0.63%, 01/15/26	340,196,373	323,542,481
2.00%, 01/15/26	162,097,454	158,938,168
0.13%, 04/15/26	276,672,367	258,539,291
0.13%, 07/15/26	339,079,473	317,023,702
0.13%, 10/15/26	382,892,324	356,120,217
0.38%, 01/15/27	315,755,152	293,820,605
2.38%, 01/15/27	156,730,895	155,588,187
0.13%, 04/15/27	391,141,967	359,101,162
0.38%, 07/15/27	348,128,757	322,883,898
1.63%, 10/15/27	392,228,945	380,847,677
0.50%, 01/15/28	355,512,405	327,765,440
1.75%, 01/15/28	147,343,492	143,177,595
1.25%, 04/15/28	387,347,715	368,305,853
3.63%, 04/15/28	150,854,402	158,606,517
0.75%, 07/15/28	309,472,964	288,060,787
0.88%, 01/15/29	265,441,464	246,338,218
2.50%, 01/15/29	136,058,728	137,055,521
3.88%, 04/15/29	175,035,635	188,529,670
0.25%, 07/15/29	313,605,281	279,559,652
0.13%, 01/15/30	354,254,429	308,966,238
0.13%, 07/15/30	392,265,285	340,127,961
0.13%, 01/15/31	405,999,525	347,316,321
0.13%, 07/15/31	414,907,831	352,449,909
0.13%, 01/15/32	452,953,432	379,603,272
3.38%, 04/15/32	63,022,470	67,957,799
0.63%, 07/15/32	469,969,883	409,634,468
1.13%, 01/15/33	458,581,853	414,325,411
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.38%, 07/15/33	305,117,386	282,270,755
2.13%, 02/15/40	82,487,577	80,131,503
2.13%, 02/15/41	118,923,280	115,280,947
0.75%, 02/15/42	192,773,065	146,247,825
0.63%, 02/15/43	151,376,892	110,224,561
1.38%, 02/15/44	208,205,796	174,382,889
0.75%, 02/15/45	229,165,988	166,818,563
1.00%, 02/15/46	118,032,186	89,733,088
0.88%, 02/15/47	144,620,317	105,625,858
1.00%, 02/15/48	105,139,445	78,419,367
1.00%, 02/15/49	98,476,161	72,794,546
0.25%, 02/15/50	148,862,258	87,796,694
0.13%, 02/15/51	149,818,452	83,555,754
0.13%, 02/15/52	173,686,840	95,571,885
1.50%, 02/15/53	166,125,155	137,565,594
Total Treasuries (Cost $13,341,230,668)		11,469,351,346

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (a)	278,902	278,902
Total Short-Term Investments (Cost $278,902)		278,902
Total Investments in Securities (Cost $13,341,509,570)		$11,469,630,248

(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,469,351,346	$—	$11,469,351,346
Short-Term Investments[1]	278,902	—	—	278,902
Total	$278,902	$11,469,351,346	$—	$11,469,630,248

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate at security issuance. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.4% OF NET ASSETS
Bonds
7.50%, 11/15/24	12,662,000	12,966,679
7.63%, 02/15/25	12,182,000	12,559,832
6.88%, 08/15/25	12,438,000	12,822,558
6.00%, 02/15/26	23,140,000	23,661,554
6.75%, 08/15/26	13,098,000	13,759,551
Notes
0.63%, 10/15/24	160,696,000	152,956,228
1.50%, 10/31/24	109,085,000	104,619,333
2.25%, 10/31/24	79,900,000	77,254,873
4.38%, 10/31/24	148,445,000	146,780,792
0.75%, 11/15/24	194,173,000	184,422,634
2.25%, 11/15/24	213,366,000	206,114,891
1.50%, 11/30/24	126,469,000	121,002,673
2.13%, 11/30/24	84,321,000	81,244,601
4.50%, 11/30/24	154,398,000	152,851,005
1.00%, 12/15/24	195,484,000	185,633,440
1.75%, 12/31/24	113,547,000	108,652,503
2.25%, 12/31/24	91,746,000	88,357,491
4.25%, 12/31/24	152,038,000	149,977,172
1.13%, 01/15/25	186,108,000	176,439,109
1.38%, 01/31/25	102,758,000	97,581,968
2.50%, 01/31/25	94,678,000	91,268,113
4.13%, 01/31/25	152,675,000	150,322,254
1.50%, 02/15/25	172,873,000	164,215,845
2.00%, 02/15/25	192,261,000	183,905,908
1.13%, 02/28/25	118,537,000	111,890,130
2.75%, 02/28/25	96,648,000	93,329,500
4.63%, 02/28/25	151,570,000	150,196,397
1.75%, 03/15/25	156,822,000	149,137,109
0.50%, 03/31/25	139,637,000	130,137,866
2.63%, 03/31/25	58,201,000	56,007,095
3.88%, 03/31/25	146,934,000	144,015,409
2.63%, 04/15/25	145,755,000	140,192,397
0.38%, 04/30/25	149,805,000	138,906,101
2.88%, 04/30/25	89,773,000	86,594,124
3.88%, 04/30/25	140,863,000	137,990,716
2.13%, 05/15/25	172,490,000	164,313,570
2.75%, 05/15/25	161,197,000	155,085,996
0.25%, 05/31/25	146,290,000	134,906,809
2.88%, 05/31/25	81,994,000	78,984,884
4.25%, 05/31/25	144,929,000	142,774,880
2.88%, 06/15/25	142,904,000	137,581,385
0.25%, 06/30/25	156,217,000	143,573,187
2.75%, 06/30/25	59,443,000	57,082,695
4.63%, 06/30/25	151,495,000	150,193,090
3.00%, 07/15/25	135,633,000	130,713,655
0.25%, 07/31/25	147,546,000	135,102,569
2.88%, 07/31/25	78,402,000	75,339,422
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 07/31/25	150,896,000	149,888,062
2.00%, 08/15/25	199,374,000	188,396,749
3.13%, 08/15/25	145,810,000	140,681,020
0.25%, 08/31/25	162,471,000	148,245,268
2.75%, 08/31/25	79,735,000	76,344,705
5.00%, 08/31/25	161,470,000	161,135,707
3.50%, 09/15/25	148,394,000	144,049,418
0.25%, 09/30/25	186,566,000	169,782,347
3.00%, 09/30/25	81,093,000	77,955,398
5.00%, 09/30/25	170,000,000	169,831,872
4.25%, 10/15/25	136,142,000	134,020,099
0.25%, 10/31/25	188,642,000	171,045,238
3.00%, 10/31/25	71,250,000	68,419,483
2.25%, 11/15/25	208,954,000	197,453,368
4.50%, 11/15/25	137,154,000	135,718,169
0.38%, 11/30/25	179,040,000	162,227,025
2.88%, 11/30/25	87,244,000	83,467,971
4.00%, 12/15/25	138,578,000	135,698,176
0.38%, 12/31/25	194,505,000	175,844,677
2.63%, 12/31/25	78,530,000	74,646,447
3.88%, 01/15/26	140,995,000	137,673,906
0.38%, 01/31/26	211,557,000	190,450,885
2.63%, 01/31/26	92,675,000	87,954,367
1.63%, 02/15/26	184,842,000	171,246,004
4.00%, 02/15/26	142,164,000	139,154,122
0.50%, 02/28/26	213,793,000	192,497,214
2.50%, 02/28/26	92,481,000	87,463,183
4.63%, 03/15/26	142,791,000	141,803,734
0.75%, 03/31/26	198,148,000	179,200,098
2.25%, 03/31/26	91,461,000	85,834,005
3.75%, 04/15/26	141,851,000	137,966,721
0.75%, 04/30/26	188,824,000	170,103,872
2.38%, 04/30/26	68,619,000	64,480,417
1.63%, 05/15/26	179,394,000	165,161,608
3.63%, 05/15/26	141,261,000	136,934,882
0.75%, 05/31/26	199,155,000	178,858,305
2.13%, 05/31/26	83,125,000	77,488,086
4.13%, 06/15/26	136,166,000	133,639,482
0.88%, 06/30/26	185,085,000	166,547,580
1.88%, 06/30/26	84,696,000	78,370,268
4.50%, 07/15/26	135,815,000	134,562,955
0.63%, 07/31/26	195,164,000	173,734,077
1.88%, 07/31/26	85,512,000	78,911,543
1.50%, 08/15/26	191,813,000	174,901,987
4.38%, 08/15/26	151,421,000	149,534,152
0.75%, 08/31/26	217,009,000	193,282,117
1.38%, 08/31/26	85,784,000	77,842,279
4.63%, 09/15/26	155,000,000	154,243,164

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.88%, 09/30/26	200,000,000	178,500,000
1.63%, 09/30/26	63,000,000	57,514,570
Total Treasuries (Cost $12,617,958,376)		12,404,126,775

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (a)	8,749,917	8,749,917
Total Short-Term Investments (Cost $8,749,917)		8,749,917
Total Investments in Securities (Cost $12,626,708,293)		$12,412,876,692

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$12,404,126,775	$—	$12,404,126,775
Short-Term Investments[1]	8,749,917	—	—	8,749,917
Total	$8,749,917	$12,404,126,775	$—	$12,412,876,692

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate at security issuance. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
Bonds
6.50%, 11/15/26	6,621,000	6,941,705
6.63%, 02/15/27	4,561,000	4,823,792
6.38%, 08/15/27	5,715,000	6,045,398
6.13%, 11/15/27	12,636,000	13,313,704
5.50%, 08/15/28	7,072,000	7,330,570
5.25%, 11/15/28	12,585,000	12,925,680
5.25%, 02/15/29	7,238,000	7,437,328
6.13%, 08/15/29	6,562,000	7,052,612
6.25%, 05/15/30	10,331,000	11,276,932
5.38%, 02/15/31	12,706,000	13,335,344
Notes
2.00%, 11/15/26	83,096,000	76,448,320
1.25%, 11/30/26	117,890,000	105,797,065
1.63%, 11/30/26	36,286,000	32,952,224
1.25%, 12/31/26	91,904,000	82,333,060
1.75%, 12/31/26	37,760,000	34,374,875
1.50%, 01/31/27	132,076,000	118,940,630
2.25%, 02/15/27	75,426,000	69,624,680
1.13%, 02/28/27	21,843,000	19,391,635
1.88%, 02/28/27	106,449,000	96,897,697
0.63%, 03/31/27	36,490,000	31,707,814
2.50%, 03/31/27	81,497,000	75,709,440
0.50%, 04/30/27	52,286,000	45,090,548
2.75%, 04/30/27	96,669,000	90,408,172
2.38%, 05/15/27	88,986,000	82,086,109
0.50%, 05/31/27	47,253,000	40,609,893
2.63%, 05/31/27	77,396,000	71,963,164
0.50%, 06/30/27	56,839,000	48,703,918
3.25%, 06/30/27	76,010,000	72,224,346
0.38%, 07/31/27	66,583,000	56,574,743
2.75%, 07/31/27	71,516,000	66,621,624
2.25%, 08/15/27	70,808,000	64,722,937
0.50%, 08/31/27	60,282,000	51,317,407
3.13%, 08/31/27	72,447,000	68,383,176
0.38%, 09/30/27	76,577,000	64,656,713
4.13%, 09/30/27	66,593,000	65,214,317
0.50%, 10/31/27	73,225,000	61,958,075
4.13%, 10/31/27	68,103,000	66,666,452
2.25%, 11/15/27	69,628,000	63,339,721
0.63%, 11/30/27	78,718,000	66,759,629
3.88%, 11/30/27	67,128,000	65,080,072
0.63%, 12/31/27	81,110,000	68,601,317
3.88%, 12/31/27	69,478,000	67,355,665
0.75%, 01/31/28	93,478,000	79,281,029
3.50%, 01/31/28	64,110,000	61,210,025
2.75%, 02/15/28	95,663,000	88,495,749
1.13%, 02/29/28	90,883,000	78,209,082
4.00%, 02/29/28	66,937,000	65,213,895
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 03/31/28	83,927,000	72,452,605
3.63%, 03/31/28	66,210,000	63,484,010
1.25%, 04/30/28	94,807,000	81,637,715
3.50%, 04/30/28	56,882,000	54,220,100
2.88%, 05/15/28	96,719,000	89,642,645
1.25%, 05/31/28	90,594,000	77,811,753
3.63%, 05/31/28	68,846,000	65,989,967
1.25%, 06/30/28	86,609,000	74,182,639
4.00%, 06/30/28	66,953,000	65,169,331
1.00%, 07/31/28	89,668,000	75,653,873
4.13%, 07/31/28	68,012,000	66,542,835
2.88%, 08/15/28	96,781,000	89,371,205
1.13%, 08/31/28	87,293,000	73,933,080
4.38%, 08/31/28	70,660,000	69,956,160
1.25%, 09/30/28	95,841,000	81,461,106
4.63%, 09/30/28	75,000,000	75,044,564
1.38%, 10/31/28	85,427,000	72,896,594
3.13%, 11/15/28	88,636,000	82,535,351
1.50%, 11/30/28	90,933,000	77,935,974
1.38%, 12/31/28	86,176,000	73,199,106
1.75%, 01/31/29	81,252,000	70,241,719
2.63%, 02/15/29	90,919,000	82,260,386
1.88%, 02/28/29	76,054,000	66,063,000
2.38%, 03/31/29	75,201,000	66,961,203
2.88%, 04/30/29	66,411,000	60,649,327
2.38%, 05/15/29	75,525,000	67,122,844
2.75%, 05/31/29	63,401,000	57,447,250
3.25%, 06/30/29	63,264,000	58,800,923
2.63%, 07/31/29	58,104,000	52,146,070
1.63%, 08/15/29	69,690,000	59,157,554
3.13%, 08/31/29	58,814,000	54,209,967
3.88%, 09/30/29	54,169,000	51,974,732
4.00%, 10/31/29	54,388,000	52,518,412
1.75%, 11/15/29	52,996,000	45,083,863
3.88%, 11/30/29	55,354,000	53,064,161
3.88%, 12/31/29	53,982,000	51,721,504
3.50%, 01/31/30	53,239,000	49,909,483
1.50%, 02/15/30	89,960,000	74,596,519
4.00%, 02/28/30	54,959,000	53,007,526
3.63%, 03/31/30	48,358,000	45,626,529
3.50%, 04/30/30	54,375,000	50,895,850
0.63%, 05/15/30	122,323,000	94,695,204
3.75%, 05/31/30	53,125,000	50,443,848
3.75%, 06/30/30	55,128,000	52,328,531
4.00%, 07/31/30	53,828,000	51,855,709
0.63%, 08/15/30	161,509,000	123,983,393
4.13%, 08/31/30	55,540,000	53,895,496
4.63%, 09/30/30	58,000,000	58,031,539
0.88%, 11/15/30	165,170,000	128,535,811
1.13%, 02/15/31	162,742,000	128,375,468
1.63%, 05/15/31	158,328,000	128,554,915

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.25%, 08/15/31	177,641,000	138,865,300
1.38%, 11/15/31	169,071,000	132,535,814
1.88%, 02/15/32	160,638,000	130,493,275
2.88%, 05/15/32	153,730,000	134,970,136
2.75%, 08/15/32	150,506,000	130,352,306
4.13%, 11/15/32	154,732,000	149,255,939
3.50%, 02/15/33	152,285,000	139,769,077
3.38%, 05/15/33	151,927,000	137,814,407
3.88%, 08/15/33	112,570,000	106,378,650
Total Treasuries (Cost $7,807,848,089)		7,333,122,536

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (a)	1,171,665	1,171,665
Total Short-Term Investments (Cost $1,171,665)		1,171,665
Total Investments in Securities (Cost $7,809,019,754)		7,334,294,201

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$7,333,122,536	$—	$7,333,122,536
Short-Term Investments[1]	1,171,665	—	—	1,171,665
Total	$1,171,665	$7,333,122,536	$—	$7,334,294,201

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed rate securities, the rate shown is the interest rate at security issuance. All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.1% OF NET ASSETS
Bonds
4.50%, 02/15/36	1,795,400	1,792,314
4.75%, 02/15/37	1,078,600	1,098,150
5.00%, 05/15/37	1,388,000	1,442,327
4.38%, 02/15/38	1,453,400	1,409,457
4.50%, 05/15/38	1,654,300	1,618,888
3.50%, 02/15/39	1,691,800	1,462,746
4.25%, 05/15/39	2,512,400	2,369,704
4.50%, 08/15/39	2,694,100	2,609,488
4.38%, 11/15/39	2,904,300	2,766,346
4.63%, 02/15/40	2,924,100	2,865,161
1.13%, 05/15/40	8,751,200	5,029,205
4.38%, 05/15/40	2,814,200	2,670,412
1.13%, 08/15/40	10,682,700	6,078,289
3.88%, 08/15/40	2,798,800	2,485,903
1.38%, 11/15/40	11,906,600	7,051,870
4.25%, 11/15/40	2,780,600	2,587,479
1.88%, 02/15/41	14,435,000	9,320,725
4.75%, 02/15/41	2,958,300	2,926,868
2.25%, 05/15/41	12,425,400	8,529,843
4.38%, 05/15/41	2,727,400	2,572,492
1.75%, 08/15/41	16,292,000	10,153,225
3.75%, 08/15/41	2,756,200	2,386,482
2.00%, 11/15/41	13,690,700	8,891,468
3.13%, 11/15/41	2,907,600	2,287,463
2.38%, 02/15/42	11,077,100	7,660,507
3.13%, 02/15/42	3,060,200	2,400,105
3.00%, 05/15/42	2,840,200	2,174,972
3.25%, 05/15/42	9,773,400	7,795,050
2.75%, 08/15/42	3,327,300	2,438,807
3.38%, 08/15/42	8,466,800	6,868,030
2.75%, 11/15/42	4,840,000	3,534,713
4.00%, 11/15/42	8,464,400	7,518,768
3.13%, 02/15/43	4,140,500	3,207,917
3.88%, 02/15/43	8,465,600	7,373,009
2.88%, 05/15/43	6,582,700	4,881,483
3.88%, 05/15/43	8,437,400	7,339,220
3.63%, 08/15/43	4,727,600	3,947,915
4.38%, 08/15/43	6,015,200	5,615,283
3.75%, 11/15/43	4,801,200	4,077,644
3.63%, 02/15/44	5,108,900	4,250,764
3.38%, 05/15/44	4,746,400	3,790,075
3.13%, 08/15/44	6,106,700	4,670,194
3.00%, 11/15/44	5,341,700	3,989,165
2.50%, 02/15/45	7,102,300	4,826,235
3.00%, 05/15/45	3,469,400	2,577,927
2.88%, 08/15/45	4,730,800	3,428,721
3.00%, 11/15/45	2,777,100	2,055,054
2.50%, 02/15/46	5,726,200	3,845,054
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/15/46	5,819,100	3,900,161
2.25%, 08/15/46	7,178,500	4,554,422
2.88%, 11/15/46	3,230,700	2,321,813
3.00%, 02/15/47	6,389,700	4,694,433
3.00%, 05/15/47	4,911,000	3,604,981
2.75%, 08/15/47	7,018,700	4,902,123
2.75%, 11/15/47	7,090,600	4,946,247
3.00%, 02/15/48	8,085,700	5,920,248
3.13%, 05/15/48	8,700,000	6,520,242
3.00%, 08/15/48	9,523,800	6,966,511
3.38%, 11/15/48	9,772,800	7,670,885
3.00%, 02/15/49	10,290,800	7,527,559
2.88%, 05/15/49	10,052,600	7,175,829
2.25%, 08/15/49	9,468,500	5,897,100
2.38%, 11/15/49	8,871,300	5,681,790
2.00%, 02/15/50	11,163,200	6,519,134
1.25%, 05/15/50	12,978,200	6,129,158
1.38%, 08/15/50	14,617,200	7,140,731
1.63%, 11/15/50	14,480,400	7,590,897
1.88%, 02/15/51	16,139,400	9,054,456
2.38%, 05/15/51	16,274,100	10,330,239
2.00%, 08/15/51	16,096,800	9,297,160
1.88%, 11/15/51	14,988,800	8,363,282
2.25%, 02/15/52	13,690,700	8,410,154
2.88%, 05/15/52	13,021,600	9,240,250
3.00%, 08/15/52	12,383,400	9,031,175
4.00%, 11/15/52	12,379,600	10,980,125
3.63%, 02/15/53	12,382,400	10,250,306
3.63%, 05/15/53	12,382,400	10,258,045
4.13%, 08/15/53	8,910,600	8,092,635
Total Treasuries (Cost $467,840,495)		415,645,008

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (a)	303	303
Total Short-Term Investments (Cost $303)		303
Total Investments in Securities (Cost $467,840,798)		415,645,311

(a)	The rate shown is the annualized 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$415,645,008	$—	$415,645,008
Short-Term Investments[1]	303	—	—	303
Total	$303	$415,645,008	$—	$415,645,311

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.3% OF NET ASSETS

Financial Institutions 8.1%
Banking 5.7%
Ally Financial, Inc.
4.63%, 03/30/25	150,000	144,827
5.80%, 05/01/25 (a)	250,000	245,613
2.20%, 11/02/28 (a)	150,000	118,596
6.99%, 06/13/29 (a)(b)	200,000	195,844
8.00%, 11/01/31	950,000	959,782
American Express Co.
3.00%, 10/30/24 (a)	600,000	582,144
3.63%, 12/05/24 (a)	200,000	194,568
2.25%, 03/04/25 (a)	575,000	546,520
3.95%, 08/01/25 (a)	600,000	580,572
4.20%, 11/06/25 (a)	400,000	387,708
4.90%, 02/13/26 (a)	300,000	294,378
4.99%, 05/01/26 (a)(b)	250,000	245,613
3.13%, 05/20/26 (a)	75,000	70,597
1.65%, 11/04/26 (a)	250,000	221,303
2.55%, 03/04/27 (a)	575,000	519,380
3.30%, 05/03/27 (a)	600,000	552,708
5.39%, 07/28/27 (a)(b)	400,000	394,472
5.85%, 11/05/27 (a)	450,000	453,231
4.05%, 05/03/29 (a)	300,000	279,297
5.28%, 07/27/29 (a)(b)	400,000	390,096
4.99%, 05/26/33 (a)(b)	250,000	228,455
4.42%, 08/03/33 (a)(b)	300,000	267,651
5.04%, 05/01/34 (a)(b)	300,000	277,071
4.05%, 12/03/42	200,000	159,898
American Express Credit Corp.
3.30%, 05/03/27 (a)	50,000	46,173
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	300,000	298,851
3.70%, 11/16/25	300,000	288,642
5.09%, 12/08/25	250,000	247,545
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	400,000	364,312
5.86%, 09/14/26 (a)(b)	200,000	197,964
6.14%, 09/14/28 (a)(b)	200,000	198,216
Banco Santander S.A.
3.50%, 03/24/25	200,000	192,276
2.75%, 05/28/25	600,000	565,428
5.15%, 08/18/25	600,000	587,316
5.18%, 11/19/25	400,000	389,504
4.25%, 04/11/27	600,000	560,598
5.29%, 08/18/27	600,000	580,386
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.72%, 09/14/27 (a)(b)	200,000	175,300
3.80%, 02/23/28	400,000	360,700
4.18%, 03/24/28 (a)(b)	400,000	369,348
4.38%, 04/12/28	400,000	369,916
3.31%, 06/27/29	400,000	347,452
3.49%, 05/28/30	400,000	336,764
2.75%, 12/03/30	400,000	299,072
2.96%, 03/25/31	200,000	159,454
3.23%, 11/22/32 (a)(b)	200,000	151,752
6.92%, 08/08/33	200,000	191,456
Bank of America Corp.
4.00%, 01/22/25	825,000	802,840
3.95%, 04/21/25	700,000	675,948
3.88%, 08/01/25	650,000	629,213
3.09%, 10/01/25 (a)(b)	550,000	532,031
2.46%, 10/22/25 (a)(b)	850,000	815,830
1.53%, 12/06/25 (a)(b)	250,000	236,070
3.37%, 01/23/26 (a)(b)	500,000	480,595
2.02%, 02/13/26 (a)(b)	450,000	423,400
4.45%, 03/03/26	550,000	529,969
3.38%, 04/02/26 (a)(b)	500,000	478,615
3.50%, 04/19/26	850,000	802,918
1.32%, 06/19/26 (a)(b)	700,000	642,075
4.83%, 07/22/26 (a)(b)	325,000	317,015
6.22%, 09/15/26	200,000	201,774
4.25%, 10/22/26	500,000	475,090
1.20%, 10/24/26 (a)(b)	800,000	723,200
5.08%, 01/20/27 (a)(b)	600,000	586,560
1.66%, 03/11/27 (a)(b)	900,000	807,867
3.56%, 04/23/27 (a)(b)	850,000	797,759
1.73%, 07/22/27 (a)(b)	1,700,000	1,506,880
5.93%, 09/15/27 (a)(b)	250,000	248,390
3.25%, 10/21/27 (a)	800,000	730,688
4.18%, 11/25/27 (a)	500,000	465,030
3.82%, 01/20/28 (a)(b)	950,000	882,521
2.55%, 02/04/28 (a)(b)	300,000	267,492
3.71%, 04/24/28 (a)(b)	500,000	460,770
4.38%, 04/27/28 (a)(b)	750,000	707,932
3.59%, 07/21/28 (a)(b)	850,000	776,500
4.95%, 07/22/28 (a)(b)	900,000	864,963
6.20%, 11/10/28 (a)(b)	500,000	502,375
3.42%, 12/20/28 (a)(b)	1,700,000	1,525,138
3.97%, 03/05/29 (a)(b)	1,025,000	939,402
5.20%, 04/25/29 (a)(b)	950,000	914,441
2.09%, 06/14/29 (a)(b)	1,075,000	899,893
4.27%, 07/23/29 (a)(b)	850,000	784,014
5.82%, 09/15/29 (a)(b)	750,000	741,052
3.97%, 02/07/30 (a)(b)	850,000	764,175
3.19%, 07/23/30 (a)(b)	800,000	684,120
2.88%, 10/22/30 (a)(b)	600,000	500,226

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/13/31 (a)(b)	1,000,000	802,620
2.59%, 04/29/31 (a)(b)	800,000	643,352
1.90%, 07/23/31 (a)(b)	800,000	607,936
1.92%, 10/24/31 (a)(b)	750,000	566,392
2.65%, 03/11/32 (a)(b)	600,000	472,284
2.69%, 04/22/32 (a)(b)	1,200,000	942,780
2.30%, 07/21/32 (a)(b)	1,150,000	872,735
2.57%, 10/20/32 (a)(b)	1,000,000	768,850
2.97%, 02/04/33 (a)(b)	1,000,000	789,130
4.57%, 04/27/33 (a)(b)	1,000,000	888,490
5.02%, 07/22/33 (a)(b)	1,450,000	1,336,479
5.29%, 04/25/34 (a)(b)	1,000,000	930,770
5.87%, 09/15/34 (a)(b)	1,000,000	972,670
2.48%, 09/21/36 (a)(b)	425,000	310,760
6.11%, 01/29/37	575,000	568,215
3.85%, 03/08/37 (a)(b)	700,000	569,758
4.24%, 04/24/38 (a)(b)	250,000	205,795
7.75%, 05/14/38	500,000	558,960
4.08%, 04/23/40 (a)(b)	400,000	316,860
2.68%, 06/19/41 (a)(b)	1,500,000	962,205
5.88%, 02/07/42	450,000	441,256
3.31%, 04/22/42 (a)(b)	1,000,000	695,900
5.00%, 01/21/44	575,000	505,505
4.88%, 04/01/44	150,000	130,863
4.75%, 04/21/45	200,000	167,464
4.44%, 01/20/48 (a)(b)	850,000	678,283
3.95%, 01/23/49 (a)(b)	400,000	295,200
4.33%, 03/15/50 (a)(b)	800,000	621,032
4.08%, 03/20/51 (a)(b)	1,550,000	1,145,605
2.83%, 10/24/51 (a)(b)	350,000	206,014
3.48%, 03/13/52 (a)(b)	75,000	50,273
2.97%, 07/21/52 (a)(b)	650,000	393,477
Bank of America NA
5.65%, 08/18/25 (a)	500,000	498,990
5.53%, 08/18/26 (a)	300,000	298,629
6.00%, 10/15/36	350,000	351,635
Bank of Montreal
5.20%, 12/12/24	200,000	198,252
1.50%, 01/10/25	500,000	472,875
1.85%, 05/01/25	475,000	445,721
3.70%, 06/07/25	400,000	385,552
5.30%, 06/05/26	500,000	493,605
1.25%, 09/15/26	400,000	351,872
0.95%, 01/22/27 (a)(b)	200,000	178,378
2.65%, 03/08/27	300,000	270,048
4.70%, 09/14/27 (a)	300,000	287,574
5.20%, 02/01/28 (a)	350,000	341,642
3.80%, 12/15/32 (a)(b)	404,000	353,807
3.09%, 01/10/37 (a)(b)	350,000	261,373
Bank of New York Mellon Corp.
2.10%, 10/24/24	445,000	427,583
0.85%, 10/25/24 (a)	250,000	237,193
3.00%, 02/24/25 (a)	350,000	336,938
1.60%, 04/24/25 (a)	550,000	515,377
3.95%, 11/18/25 (a)	300,000	289,098
5.22%, 11/21/25 (a)(b)	100,000	99,189
0.75%, 01/28/26 (a)	150,000	134,783
4.41%, 07/24/26 (a)(b)	400,000	388,728
2.45%, 08/17/26 (a)	300,000	276,081
1.05%, 10/15/26 (a)	150,000	131,853
2.05%, 01/26/27 (a)	250,000	223,415
3.25%, 05/16/27 (a)	325,000	300,287
3.40%, 01/29/28 (a)	300,000	275,238
3.44%, 02/07/28 (a)(b)	475,000	442,733
3.85%, 04/28/28	100,000	93,668
3.99%, 06/13/28 (a)(b)	150,000	141,410
1.65%, 07/14/28 (a)	100,000	84,118
5.80%, 10/25/28 (a)(b)	400,000	399,620
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/30/28 (a)	225,000	198,479
4.54%, 02/01/29 (a)(b)	250,000	238,185
3.85%, 04/26/29 (a)	100,000	92,916
3.30%, 08/23/29 (a)	250,000	218,100
4.60%, 07/26/30 (a)(b)	150,000	141,357
1.80%, 07/28/31 (a)	300,000	228,045
4.29%, 06/13/33 (a)(b)	250,000	221,608
5.83%, 10/25/33 (a)(b)	500,000	492,155
4.97%, 04/26/34 (a)(b)	250,000	230,625
Bank of Nova Scotia
1.45%, 01/10/25	500,000	472,645
2.20%, 02/03/25	400,000	380,612
3.45%, 04/11/25	500,000	481,425
1.30%, 06/11/25	300,000	277,458
4.50%, 12/16/25	400,000	386,408
4.75%, 02/02/26	300,000	293,001
1.05%, 03/02/26	350,000	312,634
1.35%, 06/24/26	250,000	222,215
2.70%, 08/03/26	500,000	460,750
1.95%, 02/02/27	450,000	398,313
2.95%, 03/11/27	250,000	228,230
5.25%, 06/12/28	200,000	194,798
4.85%, 02/01/30	200,000	188,294
2.15%, 08/01/31	210,000	160,982
2.45%, 02/02/32	300,000	232,884
4.59%, 05/04/37 (a)(b)	400,000	333,684
Bank OZK
2.75%, 10/01/31 (a)(b)	125,000	96,020
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	141,165
5.13%, 06/11/30 (a)	100,000	83,745
Barclays PLC
3.65%, 03/16/25	600,000	577,692
4.38%, 01/12/26	750,000	718,935
2.85%, 05/07/26 (a)(b)	400,000	377,548
5.20%, 05/12/26	650,000	627,113
5.30%, 08/09/26 (a)(b)	500,000	489,775
7.33%, 11/02/26 (a)(b)	500,000	507,750
5.83%, 05/09/27 (a)(b)	100,000	98,252
6.50%, 09/13/27 (a)(b)	400,000	399,076
2.28%, 11/24/27 (a)(b)	400,000	352,396
4.34%, 01/10/28 (a)	400,000	370,872
4.84%, 05/09/28 (a)	600,000	547,800
5.50%, 08/09/28 (a)(b)	500,000	480,420
7.39%, 11/02/28 (a)(b)	400,000	410,612
4.97%, 05/16/29 (a)(b)	500,000	467,670
6.49%, 09/13/29 (a)(b)	300,000	297,714
5.09%, 06/20/30 (a)(b)	450,000	402,993
2.65%, 06/24/31 (a)(b)	400,000	309,480
2.67%, 03/10/32 (a)(b)	250,000	189,783
2.89%, 11/24/32 (a)(b)	500,000	376,085
5.75%, 08/09/33 (a)(b)	300,000	277,557
7.44%, 11/02/33 (a)(b)	600,000	617,790
6.22%, 05/09/34 (a)(b)	600,000	569,214
7.12%, 06/27/34 (a)(b)	400,000	386,132
6.69%, 09/13/34 (a)(b)	300,000	293,175
3.56%, 09/23/35 (a)(b)	300,000	231,900
3.81%, 03/10/42 (a)(b)	300,000	197,019
3.33%, 11/24/42 (a)(b)	300,000	191,598
5.25%, 08/17/45	400,000	335,928
4.95%, 01/10/47	400,000	323,348
BNP Paribas S.A.
4.25%, 10/15/24	300,000	293,829
BPCE S.A.
3.38%, 12/02/26	250,000	231,593
Cadence Bank
4.13%, 11/20/29 (a)(b)	125,000	115,675

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	400,000	381,036
3.30%, 04/07/25	400,000	384,592
3.95%, 08/04/25	450,000	434,628
0.95%, 10/23/25	200,000	181,338
1.25%, 06/22/26	100,000	88,589
3.45%, 04/07/27	300,000	277,005
5.00%, 04/28/28 (a)	400,000	383,772
3.60%, 04/07/32 (a)	400,000	339,940
Capital One Financial Corp.
3.30%, 10/30/24 (a)	200,000	193,870
3.20%, 02/05/25 (a)	300,000	287,340
4.20%, 10/29/25 (a)	400,000	381,400
2.64%, 03/03/26 (a)(b)	500,000	471,700
4.99%, 07/24/26 (a)(b)	400,000	388,276
3.75%, 07/28/26 (a)	400,000	370,876
3.75%, 03/09/27 (a)	350,000	320,467
3.65%, 05/11/27 (a)	250,000	228,618
1.88%, 11/02/27 (a)(b)	600,000	521,610
3.80%, 01/31/28 (a)	550,000	495,665
4.93%, 05/10/28 (a)(b)	525,000	498,419
6.31%, 06/08/29 (a)(b)	500,000	488,985
3.27%, 03/01/30 (a)(b)	450,000	376,690
2.36%, 07/29/32 (a)(b)	375,000	256,489
2.62%, 11/02/32 (a)(b)	250,000	184,250
5.27%, 05/10/33 (a)(b)	450,000	398,722
5.82%, 02/01/34 (a)(b)	350,000	316,631
6.38%, 06/08/34 (a)(b)	350,000	330,145
Capital One NA
2.28%, 01/28/26 (a)(b)	325,000	306,836
Citibank NA
5.80%, 09/29/28 (a)	750,000	750,622
Citigroup, Inc.
3.88%, 03/26/25	200,000	193,264
3.30%, 04/27/25	465,000	446,837
4.40%, 06/10/25	800,000	776,224
5.50%, 09/13/25	450,000	444,613
3.70%, 01/12/26	600,000	570,804
2.01%, 01/25/26 (a)(b)	600,000	566,610
4.60%, 03/09/26	450,000	434,610
3.29%, 03/17/26 (a)(b)	400,000	382,868
3.11%, 04/08/26 (a)(b)	1,000,000	954,890
3.40%, 05/01/26	600,000	563,844
5.61%, 09/29/26 (a)(b)	700,000	692,944
3.20%, 10/21/26 (a)	850,000	785,043
4.30%, 11/20/26	350,000	331,790
1.12%, 01/28/27 (a)(b)	600,000	534,648
1.46%, 06/09/27 (a)(b)	800,000	707,312
4.45%, 09/29/27	1,050,000	986,296
3.89%, 01/10/28 (a)(b)	800,000	746,384
6.63%, 01/15/28	150,000	156,183
3.07%, 02/24/28 (a)(b)	500,000	453,780
4.66%, 05/24/28 (a)(b)	300,000	286,806
3.67%, 07/24/28 (a)(b)	700,000	642,166
4.13%, 07/25/28	650,000	591,649
3.52%, 10/27/28 (a)(b)	700,000	633,395
4.08%, 04/23/29 (a)(b)	650,000	598,286
3.98%, 03/20/30 (a)(b)	750,000	674,040
2.98%, 11/05/30 (a)(b)	600,000	501,864
2.67%, 01/29/31 (a)(b)	750,000	608,602
4.41%, 03/31/31 (a)(b)	1,200,000	1,078,512
2.57%, 06/03/31 (a)(b)	1,090,000	869,515
2.56%, 05/01/32 (a)(b)	875,000	677,687
6.63%, 06/15/32	250,000	252,145
2.52%, 11/03/32 (a)(b)	600,000	456,432
3.06%, 01/25/33 (a)(b)	900,000	711,162
5.88%, 02/22/33	150,000	143,840
3.79%, 03/17/33 (a)(b)	700,000	584,220
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.91%, 05/24/33 (a)(b)	800,000	728,424
6.00%, 10/31/33	200,000	194,436
6.27%, 11/17/33 (a)(b)	700,000	698,509
6.17%, 05/25/34 (a)(b)	750,000	719,257
6.13%, 08/25/36	200,000	193,380
3.88%, 01/24/39 (a)(b)	300,000	232,626
8.13%, 07/15/39	550,000	644,677
5.32%, 03/26/41 (a)(b)	350,000	314,752
5.88%, 01/30/42	250,000	239,710
2.90%, 11/03/42 (a)(b)	250,000	160,040
6.68%, 09/13/43	300,000	298,662
5.30%, 05/06/44	250,000	213,560
4.65%, 07/30/45	200,000	160,310
4.75%, 05/18/46	600,000	468,006
4.28%, 04/24/48 (a)(b)	350,000	271,670
4.65%, 07/23/48 (a)	700,000	565,824
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	231,595
6.06%, 10/24/25 (a)(b)	250,000	241,430
3.75%, 02/18/26 (a)	100,000	92,707
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	188,226
2.85%, 07/27/26 (a)	250,000	224,675
2.50%, 02/06/30 (a)	200,000	155,418
3.25%, 04/30/30 (a)	300,000	242,508
5.64%, 05/21/37 (a)(b)	150,000	125,748
Comerica Bank
4.00%, 07/27/25	250,000	233,690
Comerica, Inc.
4.00%, 02/01/29 (a)	150,000	125,399
Commonwealth Bank of Australia
5.08%, 01/10/25	300,000	298,251
5.32%, 03/13/26	300,000	298,866
Cooperatieve Rabobank UA
1.38%, 01/10/25	300,000	283,797
3.38%, 05/21/25	500,000	481,400
5.50%, 07/18/25	250,000	248,925
4.38%, 08/04/25	500,000	482,405
3.75%, 07/21/26	500,000	465,740
5.25%, 05/24/41	350,000	335,489
5.75%, 12/01/43	300,000	276,486
5.25%, 08/04/45	250,000	214,503
Credit Suisse AG
7.95%, 01/09/25	350,000	356,220
3.70%, 02/21/25	500,000	481,920
2.95%, 04/09/25	300,000	285,105
1.25%, 08/07/26	600,000	524,646
5.00%, 07/09/27	250,000	240,095
7.50%, 02/15/28	750,000	785,362
Credit Suisse USA, Inc.
7.13%, 07/15/32	275,000	293,406
Deutsche Bank AG
4.50%, 04/01/25	450,000	432,900
3.96%, 11/26/25 (a)(b)	700,000	675,941
4.10%, 01/13/26	400,000	380,215
1.69%, 03/19/26	300,000	271,734
6.12%, 07/14/26 (a)(b)	200,000	197,938
2.13%, 11/24/26 (a)(b)	600,000	542,790
7.15%, 07/13/27 (a)(b)	250,000	251,663
2.31%, 11/16/27 (a)(b)	500,000	435,750
2.55%, 01/07/28 (a)(b)	400,000	349,424
6.72%, 01/18/29 (a)(b)	225,000	223,850
5.88%, 07/08/31 (a)(b)	150,000	131,796
3.55%, 09/18/31 (a)(b)	800,000	645,624
3.73%, 01/14/32 (a)(b)	350,000	261,037
3.04%, 05/28/32 (a)(b)	350,000	268,142
4.88%, 12/01/32 (a)(b)	250,000	213,678

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.74%, 01/07/33 (a)(b)	350,000	252,042
7.08%, 02/10/34 (a)(b)	300,000	271,146
Discover Bank
4.65%, 09/13/28 (a)	500,000	446,400
2.70%, 02/06/30 (a)	325,000	251,722
Discover Financial Services
3.95%, 11/06/24 (a)	200,000	194,708
3.75%, 03/04/25 (a)	250,000	239,845
4.50%, 01/30/26 (a)	50,000	47,831
4.10%, 02/09/27 (a)	300,000	272,673
Fifth Third Bancorp
2.38%, 01/28/25 (a)	100,000	94,957
2.55%, 05/05/27 (a)	300,000	263,355
1.71%, 11/01/27 (a)(b)	300,000	259,125
3.95%, 03/14/28 (a)	200,000	182,370
6.36%, 10/27/28 (a)(b)	200,000	198,360
4.77%, 07/28/30 (a)(b)	100,000	90,824
4.34%, 04/25/33 (a)(b)	75,000	63,456
8.25%, 03/01/38	350,000	373,733
Fifth Third Bank NA
3.95%, 07/28/25 (a)	600,000	576,624
5.85%, 10/27/25 (a)(b)	300,000	295,257
3.85%, 03/15/26 (a)	500,000	463,010
2.25%, 02/01/27 (a)	50,000	43,825
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	23,137
First Horizon Bank
5.75%, 05/01/30 (a)	350,000	311,980
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	50,000	49,687
Goldman Sachs Capital l
6.35%, 02/15/34	300,000	296,430
Goldman Sachs Group, Inc.
5.70%, 11/01/24	500,000	498,185
3.50%, 01/23/25 (a)	750,000	725,677
3.50%, 04/01/25 (a)	975,000	938,837
3.75%, 05/22/25 (a)	700,000	674,870
4.25%, 10/21/25	400,000	385,420
0.86%, 02/12/26 (a)(b)	150,000	139,032
3.75%, 02/25/26 (a)	475,000	451,725
5.80%, 08/10/26 (a)(b)	750,000	744,607
3.50%, 11/16/26 (a)	800,000	744,120
1.09%, 12/09/26 (a)(b)	925,000	827,468
5.95%, 01/15/27	290,000	289,023
3.85%, 01/26/27 (a)	645,000	605,197
1.43%, 03/09/27 (a)(b)	900,000	801,459
1.54%, 09/10/27 (a)(b)	800,000	700,672
1.95%, 10/21/27 (a)(b)	1,200,000	1,059,828
2.64%, 02/24/28 (a)(b)	850,000	758,608
3.62%, 03/15/28 (a)(b)	500,000	461,550
3.69%, 06/05/28 (a)(b)	950,000	875,833
4.48%, 08/23/28 (a)(b)	500,000	473,395
3.81%, 04/23/29 (a)(b)	775,000	704,359
4.22%, 05/01/29 (a)(b)	1,050,000	972,132
2.60%, 02/07/30 (a)	600,000	491,382
3.80%, 03/15/30 (a)	700,000	617,113
1.99%, 01/27/32 (a)(b)	750,000	562,800
2.62%, 04/22/32 (a)(b)	800,000	625,424
2.38%, 07/21/32 (a)(b)	1,200,000	914,328
2.65%, 10/21/32 (a)(b)	900,000	696,051
6.13%, 02/15/33	200,000	203,888
3.10%, 02/24/33 (a)(b)	1,200,000	960,084
6.45%, 05/01/36	225,000	224,177
6.75%, 10/01/37	1,500,000	1,518,645
4.02%, 10/31/38 (a)(b)	700,000	551,810
4.41%, 04/23/39 (a)(b)	400,000	328,812
6.25%, 02/01/41	725,000	730,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.21%, 04/22/42 (a)(b)	600,000	406,758
2.91%, 07/21/42 (a)(b)	450,000	291,380
3.44%, 02/24/43 (a)(b)	550,000	379,643
4.80%, 07/08/44 (a)	500,000	415,535
5.15%, 05/22/45	600,000	515,562
4.75%, 10/21/45 (a)	500,000	420,235
HSBC Bank USA NA
5.63%, 08/15/35	250,000	229,923
7.00%, 01/15/39	200,000	205,862
HSBC Holdings PLC
4.25%, 08/18/25	550,000	529,149
2.63%, 11/07/25 (a)(b)	600,000	574,824
4.18%, 12/09/25 (a)(b)	400,000	389,192
4.30%, 03/08/26	1,000,000	960,320
3.00%, 03/10/26 (a)(b)	400,000	381,164
1.65%, 04/18/26 (a)(b)	500,000	464,690
3.90%, 05/25/26	700,000	662,396
2.10%, 06/04/26 (a)(b)	650,000	605,156
4.29%, 09/12/26 (a)(b)	750,000	720,382
7.34%, 11/03/26 (a)(b)	600,000	612,546
4.38%, 11/23/26	400,000	379,512
1.59%, 05/24/27 (a)(b)	750,000	661,447
5.89%, 08/14/27 (a)(b)	500,000	494,130
2.25%, 11/22/27 (a)(b)	400,000	353,180
4.04%, 03/13/28 (a)(b)	800,000	740,696
4.76%, 06/09/28 (a)(b)	700,000	662,543
5.21%, 08/11/28 (a)(b)	700,000	673,981
2.01%, 09/22/28 (a)(b)	650,000	551,856
7.39%, 11/03/28 (a)(b)	500,000	517,305
6.16%, 03/09/29 (a)(b)	500,000	495,245
4.58%, 06/19/29 (a)(b)	850,000	786,819
2.21%, 08/17/29 (a)(b)	650,000	536,601
4.95%, 03/31/30	800,000	747,392
3.97%, 05/22/30 (a)(b)	900,000	791,982
2.85%, 06/04/31 (a)(b)	250,000	200,393
2.36%, 08/18/31 (a)(b)	500,000	384,735
2.80%, 05/24/32 (a)(b)	850,000	659,039
2.87%, 11/22/32 (a)(b)	600,000	461,754
4.76%, 03/29/33 (a)(b)	400,000	341,564
5.40%, 08/11/33 (a)(b)	800,000	738,840
8.11%, 11/03/33 (a)(b)	400,000	422,052
6.25%, 03/09/34 (a)(b)	600,000	587,610
6.55%, 06/20/34 (a)(b)	500,000	476,105
6.50%, 05/02/36	775,000	744,960
6.50%, 09/15/37	550,000	523,033
6.80%, 06/01/38	500,000	487,329
6.10%, 01/14/42	275,000	273,026
6.33%, 03/09/44 (a)(b)	700,000	672,609
5.25%, 03/14/44	395,000	328,984
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	150,000	143,667
4.44%, 08/04/28 (a)(b)	450,000	416,614
2.55%, 02/04/30 (a)	325,000	256,708
2.49%, 08/15/36 (a)(b)	350,000	247,146
Huntington National Bank
5.70%, 11/18/25 (a)(b)	300,000	293,295
4.55%, 05/17/28 (a)(b)	250,000	233,745
5.65%, 01/10/30 (a)	250,000	235,653
ING Groep N.V.
3.87%, 03/28/26 (a)(b)	200,000	193,044
3.95%, 03/29/27	500,000	467,680
1.73%, 04/01/27 (a)(b)	300,000	268,548
6.08%, 09/11/27 (a)(b)	300,000	298,782
4.02%, 03/28/28 (a)(b)	400,000	371,812
4.55%, 10/02/28	250,000	235,105
4.05%, 04/09/29	255,000	231,545
2.73%, 04/01/32 (a)(b)	250,000	197,055

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/28/33 (a)(b)	400,000	346,168
6.11%, 09/11/34 (a)(b)	300,000	291,687
JPMorgan Chase & Co.
3.13%, 01/23/25 (a)	750,000	724,387
3.90%, 07/15/25 (a)	750,000	726,532
7.75%, 07/15/25	100,000	103,272
2.30%, 10/15/25 (a)(b)	550,000	527,384
1.56%, 12/10/25 (a)(b)	350,000	330,817
5.55%, 12/15/25 (a)(b)	500,000	496,715
2.60%, 02/24/26 (a)(b)	500,000	476,095
2.01%, 03/13/26 (a)(b)	650,000	612,313
3.30%, 04/01/26 (a)	725,000	684,226
2.08%, 04/22/26 (a)(b)	1,050,000	985,761
4.08%, 04/26/26 (a)(b)	500,000	485,350
3.20%, 06/15/26 (a)	349,000	328,224
2.95%, 10/01/26 (a)	925,000	856,559
7.63%, 10/15/26	200,000	210,488
1.05%, 11/19/26 (a)(b)	800,000	719,184
4.13%, 12/15/26	550,000	522,775
3.96%, 01/29/27 (a)(b)	650,000	621,296
1.04%, 02/04/27 (a)(b)	650,000	578,454
1.58%, 04/22/27 (a)(b)	1,200,000	1,070,988
8.00%, 04/29/27	100,000	107,941
1.47%, 09/22/27 (a)(b)	850,000	744,421
4.25%, 10/01/27	543,000	515,953
3.63%, 12/01/27 (a)	300,000	276,624
3.78%, 02/01/28 (a)(b)	800,000	745,120
2.95%, 02/24/28 (a)(b)	500,000	453,720
4.32%, 04/26/28 (a)(b)	500,000	474,335
3.54%, 05/01/28 (a)(b)	800,000	736,144
2.18%, 06/01/28 (a)(b)	500,000	437,800
4.85%, 07/25/28 (a)(b)	1,000,000	964,740
3.51%, 01/23/29 (a)(b)	750,000	680,467
4.01%, 04/23/29 (a)(b)	750,000	691,447
2.07%, 06/01/29 (a)(b)	870,000	733,105
4.20%, 07/23/29 (a)(b)	925,000	857,207
4.45%, 12/05/29 (a)(b)	750,000	699,510
3.70%, 05/06/30 (a)(b)	975,000	869,817
4.57%, 06/14/30 (a)(b)	500,000	466,340
8.75%, 09/01/30	200,000	232,418
2.74%, 10/15/30 (a)(b)	1,000,000	837,060
4.49%, 03/24/31 (a)(b)	1,125,000	1,029,645
2.52%, 04/22/31 (a)(b)	900,000	729,846
2.96%, 05/13/31 (a)(b)	900,000	741,294
1.76%, 11/19/31 (a)(b)	450,000	338,625
1.95%, 02/04/32 (a)(b)	900,000	682,650
2.58%, 04/22/32 (a)(b)	1,100,000	868,714
2.55%, 11/08/32 (a)(b)	750,000	581,512
2.96%, 01/25/33 (a)(b)	800,000	638,296
4.59%, 04/26/33 (a)(b)	500,000	450,630
4.91%, 07/25/33 (a)(b)	1,000,000	920,920
5.72%, 09/14/33 (a)(b)	700,000	674,289
5.35%, 06/01/34 (a)(b)	1,250,000	1,186,837
6.40%, 05/15/38	750,000	781,005
3.88%, 07/24/38 (a)(b)	750,000	598,665
5.50%, 10/15/40	350,000	331,482
3.11%, 04/22/41 (a)(b)	450,000	312,791
5.60%, 07/15/41	525,000	499,495
2.53%, 11/19/41 (a)(b)	400,000	251,612
5.40%, 01/06/42	350,000	327,877
3.16%, 04/22/42 (a)(b)	600,000	412,242
5.63%, 08/16/43	400,000	377,168
4.85%, 02/01/44	300,000	261,630
4.95%, 06/01/45	400,000	341,372
4.26%, 02/22/48 (a)(b)	575,000	448,327
4.03%, 07/24/48 (a)(b)	400,000	299,500
3.96%, 11/15/48 (a)(b)	1,000,000	730,240
3.90%, 01/23/49 (a)(b)	600,000	433,998
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.11%, 04/22/51 (a)(b)	600,000	372,384
3.33%, 04/22/52 (a)(b)	1,000,000	650,440
KeyBank NA
3.30%, 06/01/25	250,000	234,595
4.15%, 08/08/25	250,000	235,800
3.40%, 05/20/26	250,000	224,048
5.85%, 11/15/27 (a)	350,000	332,917
4.39%, 12/14/27	250,000	224,538
3.90%, 04/13/29	250,000	203,960
4.90%, 08/08/32	250,000	201,385
KeyCorp
4.15%, 10/29/25	225,000	212,686
2.25%, 04/06/27	200,000	170,054
4.10%, 04/30/28	250,000	221,258
2.55%, 10/01/29	250,000	195,095
4.79%, 06/01/33 (a)(b)	150,000	125,148
Lloyds Banking Group PLC
4.50%, 11/04/24	300,000	293,226
4.45%, 05/08/25	400,000	388,616
4.58%, 12/10/25	400,000	382,620
2.44%, 02/05/26 (a)(b)	350,000	331,566
3.51%, 03/18/26 (a)(b)	350,000	335,675
4.65%, 03/24/26	450,000	431,010
4.72%, 08/11/26 (a)(b)	400,000	389,160
3.75%, 01/11/27	600,000	558,408
1.63%, 05/11/27 (a)(b)	300,000	266,121
5.99%, 08/07/27 (a)(b)	400,000	396,616
3.75%, 03/18/28 (a)(b)	400,000	367,384
4.38%, 03/22/28	400,000	372,628
4.55%, 08/16/28	300,000	279,270
3.57%, 11/07/28 (a)(b)	500,000	446,935
5.87%, 03/06/29 (a)(b)	200,000	195,622
4.98%, 08/11/33 (a)(b)	400,000	356,480
7.95%, 11/15/33 (a)(b)	200,000	207,308
5.30%, 12/01/45	250,000	205,510
3.37%, 12/14/46 (a)(b)	300,000	183,948
4.34%, 01/09/48	300,000	207,291
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	175,000	161,655
5.05%, 01/27/34 (a)(b)	250,000	216,800
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	237,375
4.65%, 01/27/26 (a)	350,000	333,823
3.40%, 08/17/27	250,000	218,965
4.70%, 01/27/28 (a)	350,000	322,931
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	850,000	806,267
3.78%, 03/02/25	350,000	339,185
1.41%, 07/17/25	600,000	553,410
0.96%, 10/11/25 (a)(b)	400,000	378,216
5.72%, 02/20/26 (a)(b)	400,000	397,928
3.85%, 03/01/26	750,000	716,610
2.76%, 09/13/26	200,000	183,350
3.68%, 02/22/27	400,000	376,020
1.54%, 07/20/27 (a)(b)	750,000	664,762
3.29%, 07/25/27	350,000	321,367
1.64%, 10/13/27 (a)(b)	300,000	264,471
2.34%, 01/19/28 (a)(b)	500,000	444,810
3.96%, 03/02/28	350,000	327,765
5.02%, 07/20/28 (a)(b)	400,000	386,784
5.35%, 09/13/28 (a)(b)	500,000	489,220
3.74%, 03/07/29	550,000	499,752
3.20%, 07/18/29	750,000	651,877
2.56%, 02/25/30	400,000	327,368
2.05%, 07/17/30	550,000	428,774
2.31%, 07/20/32 (a)(b)	800,000	614,120
2.49%, 10/13/32 (a)(b)	490,000	377,437

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 01/19/33 (a)(b)	400,000	316,820
4.32%, 04/19/33 (a)(b)	200,000	177,834
5.13%, 07/20/33 (a)(b)	400,000	374,692
5.44%, 02/22/34 (a)(b)	200,000	190,972
4.29%, 07/26/38	150,000	126,605
4.15%, 03/07/39	200,000	164,776
3.75%, 07/18/39	500,000	390,135
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	400,000	374,024
2.84%, 09/13/26	350,000	321,080
3.66%, 02/28/27	300,000	279,948
1.23%, 05/22/27 (a)(b)	250,000	220,613
1.55%, 07/09/27 (a)(b)	250,000	221,198
3.17%, 09/11/27	500,000	452,670
4.02%, 03/05/28	300,000	278,967
5.67%, 05/27/29 (a)(b)	200,000	196,648
5.78%, 07/06/29 (a)(b)	500,000	493,205
4.25%, 09/11/29 (a)(b)	300,000	275,901
3.15%, 07/16/30 (a)(b)	250,000	213,020
2.87%, 09/13/30 (a)(b)	200,000	166,742
2.59%, 05/25/31 (a)(b)	250,000	199,755
2.20%, 07/10/31 (a)(b)	250,000	193,473
1.98%, 09/08/31 (a)(b)	400,000	303,128
2.56%, 09/13/31	225,000	170,442
2.26%, 07/09/32 (a)(b)	250,000	188,083
5.67%, 09/13/33 (a)(b)	200,000	191,428
5.75%, 05/27/34 (a)(b)	200,000	192,666
5.75%, 07/06/34 (a)(b)	500,000	478,040
Morgan Stanley
3.70%, 10/23/24	850,000	830,501
4.00%, 07/23/25	800,000	773,568
0.86%, 10/21/25 (a)(b)	300,000	282,681
1.16%, 10/21/25 (a)(b)	750,000	708,120
5.00%, 11/24/25	700,000	686,112
3.88%, 01/27/26	850,000	812,608
2.63%, 02/18/26 (a)(b)	500,000	475,660
2.19%, 04/28/26 (a)(b)	750,000	704,692
4.68%, 07/17/26 (a)(b)	625,000	609,225
3.13%, 07/27/26	850,000	789,786
6.25%, 08/09/26	200,000	202,098
4.35%, 09/08/26	675,000	643,781
6.14%, 10/16/26 (a)(b)	300,000	300,336
0.99%, 12/10/26 (a)(b)	700,000	624,526
3.63%, 01/20/27	900,000	840,357
5.05%, 01/28/27 (a)(b)	400,000	392,396
3.95%, 04/23/27	650,000	603,960
1.59%, 05/04/27 (a)(b)	900,000	801,396
1.51%, 07/20/27 (a)(b)	750,000	661,020
2.48%, 01/21/28 (a)(b)	750,000	669,157
4.21%, 04/20/28 (a)(b)	750,000	705,412
3.59%, 07/22/28 (a)(b)	900,000	820,971
6.30%, 10/18/28 (a)(b)	500,000	503,930
3.77%, 01/24/29 (a)(b)	850,000	775,463
5.12%, 02/01/29 (a)(b)	500,000	481,810
5.16%, 04/20/29 (a)(b)	800,000	769,888
5.45%, 07/20/29 (a)(b)	500,000	487,435
4.43%, 01/23/30 (a)(b)	950,000	878,550
2.70%, 01/22/31 (a)(b)	1,000,000	817,430
3.62%, 04/01/31 (a)(b)	950,000	818,634
1.79%, 02/13/32 (a)(b)	750,000	555,757
7.25%, 04/01/32	300,000	328,707
1.93%, 04/28/32 (a)(b)	700,000	519,953
2.24%, 07/21/32 (a)(b)	1,000,000	754,270
2.51%, 10/20/32 (a)(b)	750,000	574,230
2.94%, 01/21/33 (a)(b)	750,000	590,887
4.89%, 07/20/33 (a)(b)	500,000	454,625
6.34%, 10/18/33 (a)(b)	800,000	805,896
5.25%, 04/21/34 (a)(b)	900,000	836,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.42%, 07/21/34 (a)(b)	700,000	661,542
2.48%, 09/16/36 (a)(b)	900,000	657,900
5.30%, 04/20/37 (a)(b)	600,000	536,622
5.95%, 01/19/38 (a)(b)	400,000	374,908
3.97%, 07/22/38 (a)(b)	625,000	495,300
4.46%, 04/22/39 (a)(b)	250,000	209,903
3.22%, 04/22/42 (a)(b)	600,000	413,778
6.38%, 07/24/42	600,000	619,926
4.30%, 01/27/45	550,000	435,809
4.38%, 01/22/47	600,000	473,616
5.60%, 03/24/51 (a)(b)	650,000	609,830
2.80%, 01/25/52 (a)(b)	600,000	350,070
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	400,000	390,892
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	248,565
3.50%, 06/09/25	250,000	241,698
3.38%, 01/14/26	600,000	572,856
2.50%, 07/12/26	450,000	415,570
3.91%, 06/09/27	500,000	473,215
4.90%, 06/13/28	500,000	485,890
National Bank of Canada
5.25%, 01/17/25	300,000	297,774
Natwest Group PLC
4.80%, 04/05/26	600,000	579,858
7.47%, 11/10/26 (a)(b)	200,000	204,044
5.85%, 03/02/27 (a)(b)	300,000	296,091
1.64%, 06/14/27 (a)(b)	450,000	397,345
3.07%, 05/22/28 (a)(b)	300,000	267,690
5.52%, 09/30/28 (a)(b)	300,000	290,373
4.89%, 05/18/29 (a)(b)	550,000	514,459
3.75%, 11/01/29 (a)(b)	400,000	381,132
5.08%, 01/27/30 (a)(b)	825,000	768,875
4.45%, 05/08/30 (a)(b)	300,000	270,735
6.02%, 03/02/34 (a)(b)	200,000	192,602
3.03%, 11/28/35 (a)(b)	250,000	188,485
Northern Trust Corp.
3.95%, 10/30/25	250,000	240,790
4.00%, 05/10/27 (a)	150,000	141,882
3.65%, 08/03/28 (a)	250,000	231,570
3.15%, 05/03/29 (a)	150,000	133,340
1.95%, 05/01/30 (a)	325,000	257,559
3.38%, 05/08/32 (a)(b)	400,000	355,028
PNC Bank NA
3.30%, 10/30/24 (a)	300,000	291,357
2.95%, 02/23/25 (a)	250,000	239,615
3.88%, 04/10/25 (a)	250,000	241,205
3.25%, 06/01/25 (a)	350,000	334,604
3.10%, 10/25/27 (a)	300,000	270,210
3.25%, 01/22/28 (a)	400,000	361,892
4.05%, 07/26/28	550,000	497,986
2.70%, 10/22/29	300,000	244,239
PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	200,000	191,990
5.81%, 06/12/26 (a)(b)	300,000	297,618
2.60%, 07/23/26 (a)	300,000	276,756
1.15%, 08/13/26 (a)	200,000	176,448
4.76%, 01/26/27 (a)(b)	400,000	388,736
3.15%, 05/19/27 (a)	200,000	182,452
5.35%, 12/02/28 (a)(b)	250,000	242,205
3.45%, 04/23/29 (a)	600,000	526,674
5.58%, 06/12/29 (a)(b)	550,000	534,017
2.55%, 01/22/30 (a)	600,000	486,858
2.31%, 04/23/32 (a)(b)	300,000	232,074
6.04%, 10/28/33 (a)(b)	350,000	339,728
5.07%, 01/24/34 (a)(b)	400,000	362,808

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Bank
6.45%, 06/26/37	250,000	233,690
Regions Financial Corp.
2.25%, 05/18/25 (a)	150,000	139,976
1.80%, 08/12/28 (a)	280,000	226,979
Royal Bank of Canada
0.75%, 10/07/24	200,000	189,874
2.25%, 11/01/24	750,000	721,110
1.60%, 01/21/25	225,000	213,032
3.38%, 04/14/25	400,000	385,896
4.95%, 04/25/25	450,000	443,412
1.15%, 06/10/25	600,000	554,880
4.88%, 01/12/26	400,000	392,500
0.88%, 01/20/26	650,000	583,030
4.65%, 01/27/26	450,000	437,724
1.20%, 04/27/26	490,000	437,300
1.15%, 07/14/26	300,000	265,137
5.20%, 07/20/26	300,000	296,289
1.40%, 11/02/26	200,000	175,978
3.63%, 05/04/27	400,000	373,076
4.24%, 08/03/27	550,000	522,450
6.00%, 11/01/27	500,000	504,175
2.30%, 11/03/31	300,000	232,599
3.88%, 05/04/32	350,000	305,036
5.00%, 02/01/33	500,000	466,255
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	250,000	237,460
4.50%, 07/17/25 (a)	500,000	484,420
5.81%, 09/09/26 (a)(b)	200,000	196,692
3.24%, 10/05/26 (a)(c)	450,000	407,817
4.40%, 07/13/27 (a)	300,000	278,544
2.49%, 01/06/28 (a)(b)	50,000	43,441
6.50%, 03/09/29 (a)(b)	500,000	488,150
6.57%, 06/12/29 (a)(b)	100,000	97,595
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	400,000	363,096
6.83%, 11/21/26 (a)(b)	400,000	402,280
1.67%, 06/14/27 (a)(b)	200,000	175,126
2.47%, 01/11/28 (a)(b)	500,000	435,690
3.82%, 11/03/28 (a)(b)	425,000	378,645
2.90%, 03/15/32 (a)(b)	200,000	154,954
State Street Corp.
3.30%, 12/16/24	400,000	387,780
3.55%, 08/18/25	571,000	548,720
2.35%, 11/01/25 (a)(b)	450,000	431,586
2.90%, 03/30/26 (a)(b)	100,000	95,475
5.10%, 05/18/26 (a)(b)	300,000	296,298
2.65%, 05/19/26	250,000	233,350
1.68%, 11/18/27 (a)(b)	300,000	267,822
2.20%, 02/07/28 (a)(b)	75,000	66,898
4.14%, 12/03/29 (a)(b)	300,000	282,288
2.40%, 01/24/30	250,000	206,920
2.20%, 03/03/31	200,000	153,422
3.15%, 03/30/31 (a)(b)	200,000	170,428
2.62%, 02/07/33 (a)(b)	150,000	117,903
4.42%, 05/13/33 (a)(b)	200,000	179,702
4.16%, 08/04/33 (a)(b)	450,000	392,503
4.82%, 01/26/34 (a)(b)	200,000	182,426
3.03%, 11/01/34 (a)(b)	300,000	254,292
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	240,118
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	250,000	238,625
1.47%, 07/08/25	750,000	693,817
5.46%, 01/13/26	400,000	396,096
3.78%, 03/09/26	550,000	523,798
5.88%, 07/13/26	250,000	249,858
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 07/14/26	700,000	642,887
1.40%, 09/17/26	500,000	440,060
3.01%, 10/19/26	400,000	368,300
3.45%, 01/11/27	300,000	278,088
2.17%, 01/14/27	300,000	266,862
3.36%, 07/12/27	600,000	550,032
5.52%, 01/13/28	500,000	492,670
3.54%, 01/17/28	400,000	363,980
5.80%, 07/13/28	300,000	298,017
3.94%, 07/19/28	150,000	137,777
1.90%, 09/17/28	700,000	578,312
4.31%, 10/16/28	450,000	418,626
3.04%, 07/16/29	750,000	640,957
3.20%, 09/17/29	50,000	42,967
2.72%, 09/27/29	200,000	167,372
5.71%, 01/13/30	400,000	392,000
2.75%, 01/15/30	450,000	372,406
2.13%, 07/08/30	450,000	352,472
2.14%, 09/23/30	375,000	289,594
2.22%, 09/17/31	350,000	265,972
5.77%, 01/13/33	500,000	489,260
5.81%, 09/14/33	250,000	243,028
2.93%, 09/17/41	250,000	162,888
3.05%, 01/14/42	50,000	34,329
6.18%, 07/13/43	300,000	287,052
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	240,790
Synchrony Financial
4.50%, 07/23/25 (a)	300,000	284,976
3.70%, 08/04/26 (a)	250,000	225,678
3.95%, 12/01/27 (a)	550,000	483,670
5.15%, 03/19/29 (a)	325,000	290,050
2.88%, 10/28/31 (a)	150,000	106,451
Synovus Financial Corp.
5.20%, 08/11/25 (a)	50,000	48,286
Toronto-Dominion Bank
1.45%, 01/10/25	200,000	189,404
3.77%, 06/06/25	525,000	507,790
1.15%, 06/12/25	300,000	277,797
0.75%, 09/11/25	200,000	182,062
0.75%, 01/06/26	375,000	334,868
5.10%, 01/09/26	200,000	197,298
1.20%, 06/03/26	300,000	266,190
5.53%, 07/17/26	500,000	496,600
1.25%, 09/10/26	400,000	352,484
1.95%, 01/12/27	250,000	222,458
2.80%, 03/10/27	350,000	318,070
4.11%, 06/08/27	500,000	472,155
4.69%, 09/15/27	500,000	480,915
5.16%, 01/10/28	400,000	390,424
5.52%, 07/17/28	300,000	296,157
2.00%, 09/10/31	200,000	152,412
3.63%, 09/15/31 (a)(b)	425,000	393,371
3.20%, 03/10/32	450,000	368,730
4.46%, 06/08/32	600,000	538,758
Truist Bank
1.50%, 03/10/25 (a)	500,000	466,130
3.63%, 09/16/25 (a)	400,000	378,072
4.05%, 11/03/25 (a)	150,000	144,120
3.30%, 05/15/26 (a)	250,000	230,578
3.80%, 10/30/26 (a)	250,000	229,795
2.25%, 03/11/30 (a)	600,000	460,140
Truist Financial Corp.
2.85%, 10/26/24 (a)	100,000	96,546
4.00%, 05/01/25 (a)	300,000	289,617
3.70%, 06/05/25 (a)	230,000	220,726
1.20%, 08/05/25 (a)	400,000	366,660

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.26%, 07/28/26 (a)(b)	400,000	385,204
1.27%, 03/02/27 (a)(b)	300,000	265,839
6.05%, 06/08/27 (a)(b)	500,000	494,685
1.13%, 08/03/27 (a)	300,000	250,422
4.12%, 06/06/28 (a)(b)	300,000	278,307
4.87%, 01/26/29 (a)(b)	400,000	375,700
3.88%, 03/19/29 (a)	200,000	175,370
1.89%, 06/07/29 (a)(b)	375,000	308,194
1.95%, 06/05/30 (a)	300,000	229,464
4.92%, 07/28/33 (a)(b)	300,000	256,023
5.12%, 01/26/34 (a)(b)	400,000	357,872
5.87%, 06/08/34 (a)(b)	500,000	471,835
UBS AG
5.65%, 09/11/28	400,000	393,748
UBS Group AG
3.75%, 03/26/25	500,000	481,050
4.55%, 04/17/26	625,000	600,675
4.88%, 05/15/45	500,000	411,630
US Bancorp
1.45%, 05/12/25 (a)	500,000	465,905
3.95%, 11/17/25 (a)	300,000	288,798
3.10%, 04/27/26 (a)	100,000	92,993
2.38%, 07/22/26 (a)	400,000	364,628
5.73%, 10/21/26 (a)(b)	400,000	396,608
3.15%, 04/27/27 (a)	400,000	364,536
2.22%, 01/27/28 (a)(b)	275,000	242,377
3.90%, 04/26/28 (a)	450,000	414,175
4.55%, 07/22/28 (a)(b)	600,000	563,814
5.78%, 06/12/29 (a)(b)	500,000	486,965
3.00%, 07/30/29 (a)	25,000	20,967
1.38%, 07/22/30 (a)	550,000	401,093
2.68%, 01/27/33 (a)(b)	250,000	189,055
4.97%, 07/22/33 (a)(b)	475,000	414,024
5.85%, 10/21/33 (a)(b)	400,000	379,188
4.84%, 02/01/34 (a)(b)	500,000	441,415
5.84%, 06/12/34 (a)(b)	500,000	471,360
2.49%, 11/03/36 (a)(b)	600,000	421,212
US Bank NA
2.05%, 01/21/25 (a)	300,000	284,949
2.80%, 01/27/25 (a)	250,000	239,633
Wachovia Corp.
7.57%, 08/01/26 (d)	100,000	104,221
5.50%, 08/01/35	200,000	183,844
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	129,398
Wells Fargo & Co.
3.00%, 02/19/25	700,000	672,602
3.55%, 09/29/25	750,000	716,782
2.41%, 10/30/25 (a)(b)	900,000	862,416
2.16%, 02/11/26 (a)(b)	900,000	849,798
3.00%, 04/22/26	1,050,000	978,484
3.91%, 04/25/26 (a)(b)	800,000	770,960
2.19%, 04/30/26 (a)(b)	850,000	798,379
4.10%, 06/03/26	600,000	570,282
4.54%, 08/15/26 (a)(b)	550,000	534,160
3.00%, 10/23/26	1,000,000	918,010
3.20%, 06/17/27 (a)(b)	750,000	696,510
4.30%, 07/22/27	700,000	660,100
3.53%, 03/24/28 (a)(b)	1,075,000	987,237
3.58%, 05/22/28 (a)(b)	900,000	823,716
2.39%, 06/02/28 (a)(b)	900,000	790,074
4.81%, 07/25/28 (a)(b)	875,000	835,240
4.15%, 01/24/29 (a)	750,000	688,830
5.57%, 07/25/29 (a)(b)	1,000,000	975,700
7.95%, 11/15/29	100,000	106,681
2.88%, 10/30/30 (a)(b)	1,025,000	853,558
2.57%, 02/11/31 (a)(b)	900,000	728,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.48%, 04/04/31 (a)(b)	700,000	635,362
3.35%, 03/02/33 (a)(b)	1,000,000	808,040
4.90%, 07/25/33 (a)(b)	1,200,000	1,086,852
5.39%, 04/24/34 (a)(b)	1,000,000	936,930
5.56%, 07/25/34 (a)(b)	1,250,000	1,184,862
5.38%, 02/07/35	125,000	117,855
3.07%, 04/30/41 (a)(b)	1,000,000	669,150
5.38%, 11/02/43	500,000	431,925
5.61%, 01/15/44	700,000	622,384
4.65%, 11/04/44	550,000	426,987
3.90%, 05/01/45	600,000	437,910
4.90%, 11/17/45	585,000	469,375
4.40%, 06/14/46	550,000	406,708
4.75%, 12/07/46	600,000	467,274
5.01%, 04/04/51 (a)(b)	1,550,000	1,302,015
4.61%, 04/25/53 (a)(b)	900,000	705,888
5.95%, 12/01/86	195,000	185,133
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	500,000	498,485
5.45%, 08/07/26 (a)	500,000	497,665
5.95%, 08/26/36	250,000	241,965
5.85%, 02/01/37	350,000	335,104
6.60%, 01/15/38	200,000	202,820
Westpac Banking Corp.
5.35%, 10/18/24	350,000	348,621
1.02%, 11/18/24	300,000	284,793
2.35%, 02/19/25	400,000	383,124
2.85%, 05/13/26	500,000	469,045
1.15%, 06/03/26	400,000	357,688
2.70%, 08/19/26	550,000	510,257
3.35%, 03/08/27	400,000	373,440
5.46%, 11/18/27	350,000	350,186
3.40%, 01/25/28	300,000	278,025
1.95%, 11/20/28	150,000	126,902
2.65%, 01/16/30	250,000	213,298
2.89%, 02/04/30 (a)(b)	400,000	377,956
2.15%, 06/03/31	375,000	297,983
4.32%, 11/23/31 (a)(b)	550,000	510,004
5.41%, 08/10/33 (a)(b)	250,000	227,823
4.11%, 07/24/34 (a)(b)	400,000	345,728
2.67%, 11/15/35 (a)(b)	325,000	243,666
3.02%, 11/18/36 (a)(b)	250,000	185,468
4.42%, 07/24/39	300,000	229,425
2.96%, 11/16/40	400,000	244,016
3.13%, 11/18/41	300,000	184,476
Wintrust Financial Corp.
4.85%, 06/06/29	100,000	87,619
Zions Bancorp NA
3.25%, 10/29/29 (a)	250,000	194,555
		396,636,753
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	275,000	231,740
Ameriprise Financial, Inc.
3.70%, 10/15/24	275,000	269,310
3.00%, 04/02/25 (a)	150,000	143,916
2.88%, 09/15/26 (a)	150,000	139,925
BGC Partners, Inc.
3.75%, 10/01/24 (a)	90,000	86,672
8.00%, 05/25/28 (a)(c)	125,000	122,094
BlackRock, Inc.
3.20%, 03/15/27	250,000	233,982
3.25%, 04/30/29 (a)	400,000	361,196
2.40%, 04/30/30 (a)	400,000	333,180
1.90%, 01/28/31 (a)	550,000	433,669
2.10%, 02/25/32 (a)	100,000	77,374

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	145,769
Brookfield Corp.
4.00%, 01/15/25 (a)	250,000	243,185
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	200,000	150,046
Brookfield Finance LLC
3.45%, 04/15/50 (a)	200,000	121,542
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	300,000	276,420
4.85%, 03/29/29 (a)	350,000	331,684
4.35%, 04/15/30 (a)	250,000	225,582
2.72%, 04/15/31 (a)	50,000	39,718
4.70%, 09/20/47 (a)	300,000	233,856
3.50%, 03/30/51 (a)	200,000	123,456
3.63%, 02/15/52 (a)	75,000	46,677
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	189,584
1.63%, 12/15/30 (a)	150,000	115,142
3.00%, 03/16/32 (a)	100,000	82,167
CI Financial Corp.
3.20%, 12/17/30 (a)	350,000	265,608
4.10%, 06/15/51 (a)	275,000	158,928
CME Group, Inc.
3.00%, 03/15/25 (a)	200,000	192,838
3.75%, 06/15/28 (a)	200,000	188,940
2.65%, 03/15/32 (a)	225,000	183,469
5.30%, 09/15/43 (a)	200,000	192,370
4.15%, 06/15/48 (a)	250,000	206,147
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	114,272
Franklin Resources, Inc.
2.85%, 03/30/25	125,000	119,480
1.60%, 10/30/30 (a)	250,000	189,775
2.95%, 08/12/51 (a)	100,000	57,034
Intercontinental Exchange, Inc.
3.65%, 05/23/25	200,000	193,318
3.75%, 12/01/25 (a)	350,000	336,598
3.10%, 09/15/27 (a)	200,000	183,600
4.00%, 09/15/27 (a)	450,000	425,938
3.75%, 09/21/28 (a)	200,000	185,248
4.35%, 06/15/29 (a)	450,000	423,373
2.10%, 06/15/30 (a)	450,000	360,166
1.85%, 09/15/32 (a)	500,000	365,855
4.60%, 03/15/33 (a)	425,000	389,993
2.65%, 09/15/40 (a)	350,000	228,844
4.25%, 09/21/48 (a)	275,000	216,326
3.00%, 06/15/50 (a)	375,000	231,664
4.95%, 06/15/52 (a)	400,000	347,224
3.00%, 09/15/60 (a)	450,000	256,801
5.20%, 06/15/62 (a)	300,000	262,887
Invesco Finance PLC
3.75%, 01/15/26	175,000	167,382
5.38%, 11/30/43	100,000	88,855
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	150,000	146,474
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	191,938
6.45%, 06/08/27	100,000	100,523
5.88%, 07/21/28 (a)	300,000	293,793
4.15%, 01/23/30	400,000	352,932
2.63%, 10/15/31 (a)	300,000	228,030
2.75%, 10/15/32 (a)	150,000	111,819
6.25%, 01/15/36	150,000	147,198
6.50%, 01/20/43	75,000	73,363
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
3.75%, 02/13/25	50,000	48,240
3.63%, 03/01/27 (a)	100,000	91,617
4.50%, 09/19/28 (a)	200,000	186,078
4.38%, 03/11/29 (a)	150,000	138,177
Legg Mason, Inc.
4.75%, 03/15/26	150,000	146,496
5.63%, 01/15/44	176,000	162,198
Nasdaq, Inc.
5.65%, 06/28/25	125,000	124,625
3.85%, 06/30/26 (a)	150,000	143,246
5.35%, 06/28/28 (a)	250,000	245,595
1.65%, 01/15/31 (a)	200,000	151,014
5.55%, 02/15/34 (a)	350,000	334,316
2.50%, 12/21/40 (a)	250,000	153,373
3.25%, 04/28/50 (a)	175,000	109,298
3.95%, 03/07/52 (a)	100,000	69,894
5.95%, 08/15/53 (a)	200,000	186,996
6.10%, 06/28/63 (a)	200,000	185,870
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	477,295
5.10%, 07/03/25	200,000	196,000
1.85%, 07/16/25	500,000	462,610
1.65%, 07/14/26	600,000	530,532
2.33%, 01/22/27	400,000	352,216
2.17%, 07/14/28	600,000	497,850
3.10%, 01/16/30	650,000	538,109
2.68%, 07/16/30	350,000	277,725
2.61%, 07/14/31	800,000	611,984
3.00%, 01/22/32	200,000	155,160
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	188,386
4.95%, 07/15/46	200,000	165,464
3.75%, 04/01/51 (a)	200,000	136,058
Stifel Financial Corp.
4.00%, 05/15/30 (a)	175,000	148,703
The Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	75,000	71,871
4.20%, 03/24/25 (a)(e)	150,000	146,246
3.63%, 04/01/25 (a)(e)	100,000	96,606
3.85%, 05/21/25 (a)(e)	200,000	193,282
3.45%, 02/13/26 (a)(e)	75,000	71,019
0.90%, 03/11/26 (a)(e)	325,000	288,200
1.15%, 05/13/26 (a)(e)	260,000	229,970
3.20%, 03/02/27 (a)(e)	175,000	160,083
2.45%, 03/03/27 (a)(e)	400,000	356,444
3.30%, 04/01/27 (a)(e)	175,000	160,500
3.20%, 01/25/28 (a)(e)	175,000	157,133
2.00%, 03/20/28 (a)(e)	335,000	283,045
4.00%, 02/01/29 (a)(e)	150,000	137,903
5.64%, 05/19/29 (a)(b)(e)	300,000	293,931
3.25%, 05/22/29 (a)(e)	155,000	134,362
2.75%, 10/01/29 (a)(e)	125,000	105,211
4.63%, 03/22/30 (a)(e)	130,000	121,752
1.65%, 03/11/31 (a)(e)	200,000	147,922
2.30%, 05/13/31 (a)(e)	200,000	154,580
1.95%, 12/01/31 (a)(e)	230,000	168,935
2.90%, 03/03/32 (a)(e)	250,000	197,357
5.85%, 05/19/34 (a)(b)(e)	350,000	333,602
6.14%, 08/24/34 (a)(b)(e)	350,000	340,326
		24,502,294
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (a)	700,000	666,330
1.75%, 10/29/24 (a)	350,000	333,718
3.50%, 01/15/25 (a)	300,000	289,449

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.50%, 07/15/25 (a)	425,000	425,404
4.45%, 10/01/25 (a)	150,000	144,498
1.75%, 01/30/26 (a)	300,000	270,696
4.45%, 04/03/26 (a)	150,000	144,084
2.45%, 10/29/26 (a)	1,000,000	896,520
3.65%, 07/21/27 (a)	350,000	318,041
4.63%, 10/15/27 (a)	200,000	187,590
3.88%, 01/23/28 (a)	300,000	272,619
3.00%, 10/29/28 (a)	1,000,000	857,050
3.30%, 01/30/32 (a)	1,250,000	995,637
3.40%, 10/29/33 (a)	400,000	310,020
3.85%, 10/29/41 (a)	450,000	318,631
Air Lease Corp.
2.30%, 02/01/25 (a)	250,000	236,922
3.25%, 03/01/25 (a)	200,000	191,364
3.38%, 07/01/25 (a)	225,000	213,642
2.88%, 01/15/26 (a)	325,000	302,445
3.75%, 06/01/26 (a)	250,000	235,737
1.88%, 08/15/26 (a)	200,000	177,536
2.20%, 01/15/27 (a)	250,000	221,375
3.63%, 04/01/27 (a)	150,000	137,873
3.63%, 12/01/27 (a)	349,000	315,744
2.10%, 09/01/28 (a)	200,000	166,252
4.63%, 10/01/28 (a)	200,000	185,428
3.25%, 10/01/29 (a)	250,000	212,810
3.00%, 02/01/30 (a)	300,000	246,738
3.13%, 12/01/30 (a)	100,000	81,436
2.88%, 01/15/32 (a)	250,000	195,270
Aircastle Ltd.
4.25%, 06/15/26 (a)	250,000	236,670
Ares Capital Corp.
4.25%, 03/01/25 (a)	150,000	144,293
3.25%, 07/15/25 (a)	250,000	234,177
3.88%, 01/15/26 (a)	350,000	327,432
2.15%, 07/15/26 (a)	385,000	337,926
2.88%, 06/15/27 (a)	150,000	130,901
2.88%, 06/15/28 (a)	350,000	292,764
3.20%, 11/15/31 (a)	350,000	268,093
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	178,466
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	150,000	135,138
Blackstone Private Credit Fund
2.35%, 11/22/24	150,000	142,695
2.70%, 01/15/25 (a)	200,000	189,738
4.70%, 03/24/25	200,000	194,136
2.63%, 12/15/26 (a)	300,000	258,303
3.25%, 03/15/27 (a)	400,000	347,248
4.00%, 01/15/29 (a)	250,000	212,707
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	300,000	277,122
2.75%, 09/16/26 (a)	200,000	175,902
2.13%, 02/15/27 (a)	250,000	211,767
2.85%, 09/30/28 (a)	150,000	122,657
Blue Owl Capital Corp.
2.63%, 01/15/27 (a)	150,000	128,925
Blue Owl Core Income Corp.
5.50%, 03/21/25	200,000	193,678
FS KKR Capital Corp.
1.65%, 10/12/24	100,000	94,714
4.13%, 02/01/25 (a)	150,000	144,278
3.40%, 01/15/26 (a)	350,000	320,813
2.63%, 01/15/27 (a)	100,000	85,629
3.25%, 07/15/27 (a)	125,000	107,648
3.13%, 10/12/28 (a)	250,000	203,520
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GATX Corp.
3.85%, 03/30/27 (a)	300,000	278,757
3.50%, 03/15/28 (a)	150,000	136,304
4.55%, 11/07/28 (a)	250,000	233,847
4.70%, 04/01/29 (a)	255,000	238,073
4.00%, 06/30/30 (a)	50,000	44,006
1.90%, 06/01/31 (a)	100,000	73,909
5.20%, 03/15/44 (a)	200,000	165,782
3.10%, 06/01/51 (a)	150,000	87,758
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	150,000	144,634
2.88%, 01/15/26 (a)	100,000	92,369
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	175,184
2.05%, 02/15/27 (a)	100,000	84,305
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	196,742
Main Street Capital Corp.
3.00%, 07/14/26 (a)	150,000	132,605
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	139,074
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	95,231
2.70%, 01/15/27 (a)	100,000	86,060
Owl Rock Capital Corp.
4.00%, 03/30/25 (a)	150,000	142,700
3.75%, 07/22/25 (a)	150,000	140,589
4.25%, 01/15/26 (a)	200,000	187,274
3.40%, 07/15/26 (a)	450,000	403,785
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	100,000	85,672
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	150,000	131,915
4.70%, 02/08/27 (a)	200,000	181,936
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	84,075
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	135,761
3.36%, 11/15/26 (a)	150,000	129,930
3.44%, 10/15/28 (a)	25,000	19,675
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	300,000	265,254
		19,561,405
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	200,000	171,484
ORIX Corp.
3.25%, 12/04/24	250,000	241,565
3.70%, 07/18/27	143,000	133,604
2.25%, 03/09/31	190,000	150,345
5.20%, 09/13/32	200,000	192,008
		889,006
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	200,000	234,984
Aegon N.V.
5.50%, 04/11/48 (a)(b)	250,000	231,642
Aetna, Inc.
3.50%, 11/15/24 (a)	300,000	292,116
6.63%, 06/15/36	215,000	222,297
6.75%, 12/15/37	150,000	156,263
4.50%, 05/15/42 (a)	200,000	158,910

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 11/15/42 (a)	150,000	111,980
4.75%, 03/15/44 (a)	125,000	101,989
3.88%, 08/15/47 (a)	150,000	105,176
Aflac, Inc.
1.13%, 03/15/26 (a)	150,000	134,640
3.60%, 04/01/30 (a)	250,000	221,342
4.00%, 10/15/46 (a)	150,000	108,764
4.75%, 01/15/49 (a)	150,000	125,640
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	179,514
3.25%, 08/15/51 (a)	200,000	129,990
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	191,162
Allstate Corp.
0.75%, 12/15/25 (a)	150,000	134,937
3.28%, 12/15/26 (a)	150,000	140,292
1.45%, 12/15/30 (a)	200,000	148,886
5.35%, 06/01/33	104,000	99,513
5.55%, 05/09/35	200,000	192,014
5.95%, 04/01/36	200,000	198,208
4.50%, 06/15/43	100,000	79,394
4.20%, 12/15/46 (a)	276,000	205,021
3.85%, 08/10/49 (a)	150,000	105,908
6.50%, 05/15/67 (a)(b)	130,000	122,044
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	125,000	117,673
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	95,585
4.50%, 06/15/47 (a)	200,000	149,396
American International Group, Inc.
2.50%, 06/30/25 (a)	333,000	314,092
3.90%, 04/01/26 (a)	150,000	143,591
3.40%, 06/30/30 (a)	100,000	85,793
5.13%, 03/27/33 (a)	250,000	232,910
3.88%, 01/15/35 (a)	75,000	62,239
6.25%, 05/01/36	150,000	149,255
4.50%, 07/16/44 (a)	200,000	160,252
4.80%, 07/10/45 (a)	275,000	228,885
4.75%, 04/01/48 (a)	250,000	205,872
5.75%, 04/01/48 (a)(b)	260,000	241,922
4.38%, 06/30/50 (a)	350,000	271,033
Aon Corp.
8.21%, 01/01/27	150,000	157,680
4.50%, 12/15/28 (a)	100,000	95,090
3.75%, 05/02/29 (a)	100,000	90,649
2.80%, 05/15/30 (a)	325,000	270,972
6.25%, 09/30/40	150,000	148,775
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	200,000	152,458
5.00%, 09/12/32 (a)	150,000	140,721
2.90%, 08/23/51 (a)	200,000	117,726
3.90%, 02/28/52 (a)	250,000	178,348
Aon Global Ltd.
4.60%, 06/14/44 (a)	200,000	162,418
4.75%, 05/15/45 (a)	200,000	165,610
Aon PLC
3.88%, 12/15/25 (a)	300,000	288,564
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	189,622
5.03%, 12/15/46 (a)	150,000	125,402
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	300,000	202,407
Arch Capital Group US, Inc.
5.14%, 11/01/43	150,000	128,787
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arthur J Gallagher & Co.
5.50%, 03/02/33 (a)	100,000	95,983
3.50%, 05/20/51 (a)	300,000	194,478
3.05%, 03/09/52 (a)	175,000	101,994
5.75%, 03/02/53 (a)	150,000	137,288
Assurant, Inc.
4.90%, 03/27/28 (a)	50,000	47,863
3.70%, 02/22/30 (a)	100,000	84,261
2.65%, 01/15/32 (a)	100,000	73,331
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	165,384
3.60%, 09/15/51 (a)	125,000	77,048
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	319,361
6.15%, 04/03/30 (a)	100,000	98,717
3.50%, 01/15/31 (a)	150,000	122,310
3.95%, 05/25/51 (a)	350,000	230,324
AXA S.A.
8.60%, 12/15/30	200,000	235,306
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	89,277
4.90%, 01/15/40 (a)(b)	125,000	100,863
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	150,000	138,656
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	229,322
1.85%, 03/12/30 (a)	150,000	122,898
1.45%, 10/15/30 (a)	300,000	233,811
2.88%, 03/15/32 (a)	200,000	167,994
5.75%, 01/15/40	250,000	256,787
4.40%, 05/15/42	350,000	304,570
4.30%, 05/15/43	100,000	84,618
4.20%, 08/15/48 (a)	650,000	530,985
4.25%, 01/15/49 (a)	600,000	492,564
2.85%, 10/15/50 (a)	375,000	233,254
2.50%, 01/15/51 (a)	300,000	173,142
3.85%, 03/15/52 (a)	800,000	599,816
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	650,000	620,119
4.50%, 02/11/43	50,000	44,145
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	228,192
5.63%, 05/15/30 (a)	200,000	187,136
4.70%, 06/22/47 (a)	285,000	198,719
3.85%, 12/22/51 (a)	125,000	73,414
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	50,000	46,372
2.38%, 03/15/31 (a)	200,000	154,640
4.20%, 03/17/32 (a)	175,000	151,284
4.95%, 03/17/52 (a)	200,000	159,536
Centene Corp.
4.25%, 12/15/27 (a)	715,000	659,201
2.45%, 07/15/28 (a)	600,000	507,312
4.63%, 12/15/29 (a)	1,000,000	902,690
3.38%, 02/15/30 (a)	600,000	501,660
3.00%, 10/15/30 (a)	600,000	484,242
2.50%, 03/01/31 (a)	600,000	461,748
2.63%, 08/01/31 (a)	400,000	306,844
Chubb Corp.
6.00%, 05/11/37	200,000	203,726
6.50%, 05/15/38	260,000	277,768
Chubb INA Holdings, Inc.
3.15%, 03/15/25	200,000	193,008
3.35%, 05/03/26 (a)	425,000	403,673
1.38%, 09/15/30 (a)	350,000	267,487
4.35%, 11/03/45 (a)	400,000	328,124

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.85%, 12/15/51 (a)	150,000	92,847
3.05%, 12/15/61 (a)	300,000	179,679
Cincinnati Financial Corp.
6.92%, 05/15/28	200,000	210,166
6.13%, 11/01/34	50,000	49,470
CNA Financial Corp.
4.50%, 03/01/26 (a)	200,000	193,794
3.45%, 08/15/27 (a)	150,000	138,597
3.90%, 05/01/29 (a)	25,000	22,831
2.05%, 08/15/30 (a)	250,000	194,943
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	49,026
5.25%, 05/30/29 (a)	220,000	207,596
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	250,000	239,952
3.65%, 04/05/27 (a)	400,000	370,012
3.85%, 04/05/29 (a)	400,000	359,220
3.90%, 04/05/32 (a)	650,000	546,604
4.35%, 04/05/42 (a)	150,000	113,429
4.40%, 04/05/52 (a)	350,000	256,242
Elevance Health, Inc.
3.35%, 12/01/24 (a)	300,000	291,234
2.38%, 01/15/25 (a)	300,000	286,533
1.50%, 03/15/26 (a)	250,000	226,587
3.65%, 12/01/27 (a)	500,000	463,520
4.10%, 03/01/28 (a)	350,000	329,721
2.88%, 09/15/29 (a)	210,000	181,152
2.25%, 05/15/30 (a)	350,000	284,602
2.55%, 03/15/31 (a)	400,000	324,208
4.10%, 05/15/32 (a)	50,000	44,539
5.50%, 10/15/32 (a)	300,000	295,461
4.75%, 02/15/33 (a)	250,000	232,812
5.95%, 12/15/34	100,000	99,531
5.85%, 01/15/36	100,000	97,721
6.38%, 06/15/37	50,000	50,694
4.63%, 05/15/42	225,000	188,847
4.65%, 01/15/43	300,000	251,955
5.10%, 01/15/44	200,000	174,856
4.65%, 08/15/44 (a)	250,000	206,700
4.38%, 12/01/47 (a)	525,000	416,902
4.55%, 03/01/48 (a)	250,000	203,472
3.70%, 09/15/49 (a)	250,000	175,515
3.13%, 05/15/50 (a)	400,000	251,420
3.60%, 03/15/51 (a)	250,000	171,245
4.55%, 05/15/52 (a)	235,000	189,854
6.10%, 10/15/52 (a)	200,000	200,528
5.13%, 02/15/53 (a)	250,000	221,975
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	60,098
Enstar Group Ltd.
4.95%, 06/01/29 (a)	200,000	184,788
3.10%, 09/01/31 (a)	175,000	132,162
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	650,000	605,299
5.00%, 04/20/48 (a)	500,000	401,740
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	95,020
3.50%, 10/15/50 (a)	300,000	192,597
3.13%, 10/15/52 (a)	300,000	178,449
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	150,660
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	236,577
4.63%, 04/29/30 (a)	300,000	269,763
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	139,704
3.40%, 06/15/30 (a)	200,000	169,866
2.45%, 03/15/31 (a)	200,000	154,168
3.20%, 09/17/51 (a)	100,000	55,342
First American Financial Corp.
4.60%, 11/15/24	100,000	98,118
4.00%, 05/15/30 (a)	150,000	127,575
2.40%, 08/15/31 (a)	200,000	148,534
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	161,294
2.15%, 08/15/30 (a)	200,000	155,368
4.80%, 06/15/32 (a)	100,000	92,334
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	144,917
2.50%, 09/01/30 (a)	100,000	76,750
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	124,456
5.95%, 10/15/36	300,000	295,467
6.10%, 10/01/41	150,000	146,699
4.40%, 03/15/48 (a)	75,000	58,401
3.60%, 08/19/49 (a)	300,000	205,371
Humana, Inc.
3.85%, 10/01/24 (a)	200,000	195,916
4.50%, 04/01/25 (a)	200,000	196,400
1.35%, 02/03/27 (a)	250,000	217,830
3.95%, 03/15/27 (a)	150,000	142,317
3.70%, 03/23/29 (a)	275,000	250,462
3.13%, 08/15/29 (a)	100,000	87,397
4.88%, 04/01/30 (a)	350,000	331,474
2.15%, 02/03/32 (a)	250,000	189,050
4.63%, 12/01/42 (a)	125,000	102,549
4.95%, 10/01/44 (a)	250,000	210,440
4.80%, 03/15/47 (a)	150,000	124,821
3.95%, 08/15/49 (a)	150,000	108,869
5.50%, 03/15/53 (a)	200,000	182,086
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	96,498
3.13%, 11/23/31 (a)	150,000	114,950
5.67%, 06/08/32 (a)	100,000	93,838
4.00%, 11/23/51 (a)	150,000	94,232
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	96,792
2.40%, 09/30/30 (a)	400,000	296,588
Lincoln National Corp.
3.35%, 03/09/25	100,000	96,125
3.63%, 12/12/26 (a)	104,000	96,666
3.80%, 03/01/28 (a)	150,000	135,974
3.05%, 01/15/30 (a)	200,000	163,354
3.40%, 01/15/31 (a)(f)	150,000	121,574
6.30%, 10/09/37	150,000	145,622
7.00%, 06/15/40	100,000	99,949
4.35%, 03/01/48 (a)	200,000	137,966
4.38%, 06/15/50 (a)	50,000	34,359
Loews Corp.
3.75%, 04/01/26 (a)	150,000	143,850
3.20%, 05/15/30 (a)	250,000	216,142
6.00%, 02/01/35	100,000	100,386
4.13%, 05/15/43 (a)	150,000	117,348
Manulife Financial Corp.
4.15%, 03/04/26	350,000	337,925
2.48%, 05/19/27 (a)	100,000	90,306
4.06%, 02/24/32 (a)(b)	350,000	324,425
3.70%, 03/16/32 (a)	150,000	131,363
5.38%, 03/04/46	150,000	138,119

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Markel Corp.
3.50%, 11/01/27 (a)	100,000	92,050
5.00%, 05/20/49 (a)	200,000	166,094
3.45%, 05/07/52 (a)	150,000	95,340
Markel Group, Inc.
3.35%, 09/17/29 (a)	100,000	87,941
5.00%, 04/05/46	100,000	82,587
4.30%, 11/01/47 (a)	50,000	36,731
4.15%, 09/17/50 (a)	200,000	142,830
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	250,000	239,860
4.38%, 03/15/29 (a)	450,000	426,627
2.25%, 11/15/30 (a)	375,000	300,604
5.75%, 11/01/32 (a)	150,000	150,312
4.75%, 03/15/39 (a)	250,000	219,970
4.35%, 01/30/47 (a)	200,000	159,740
4.20%, 03/01/48 (a)	100,000	77,456
4.90%, 03/15/49 (a)	450,000	390,186
2.90%, 12/15/51 (a)	100,000	60,075
5.70%, 09/15/53 (a)	200,000	193,354
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	139,830
MetLife, Inc.
3.00%, 03/01/25	100,000	96,191
4.55%, 03/23/30 (a)	400,000	379,656
6.50%, 12/15/32	500,000	524,165
5.70%, 06/15/35	400,000	392,676
5.88%, 02/06/41	300,000	293,394
4.13%, 08/13/42	475,000	372,186
4.88%, 11/13/43	100,000	86,229
4.72%, 12/15/44	350,000	289,824
4.05%, 03/01/45	150,000	114,732
4.60%, 05/13/46 (a)	300,000	247,920
5.00%, 07/15/52 (a)	300,000	259,590
6.40%, 12/15/66 (a)	455,000	446,946
10.75%, 08/01/69 (a)(b)	100,000	128,382
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,433
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	65,000	61,256
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	236,232
3.85%, 06/11/51 (a)	150,000	99,318
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	142,405
4.50%, 10/01/50 (a)(b)	150,000	127,100
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	138,966
3.70%, 05/15/29 (a)	250,000	224,937
2.13%, 06/15/30 (a)	250,000	198,787
4.63%, 09/15/42	250,000	200,077
4.35%, 05/15/43	160,000	124,032
4.30%, 11/15/46 (a)	150,000	112,533
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	200,000	181,318
3.88%, 03/27/28 (a)	92,000	86,481
2.10%, 03/10/30 (a)	150,000	123,020
5.75%, 07/15/33	100,000	100,956
5.70%, 12/14/36	90,000	89,459
6.63%, 12/01/37	100,000	105,979
3.00%, 03/10/40 (a)	200,000	138,964
4.60%, 05/15/44	200,000	165,596
5.38%, 05/15/45 (a)(b)	300,000	291,861
4.50%, 09/15/47 (a)(b)	300,000	268,278
3.91%, 12/07/47 (a)	350,000	254,593
4.42%, 03/27/48 (a)	175,000	137,736
5.70%, 09/15/48 (a)(b)	300,000	276,258
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.94%, 12/07/49 (a)	500,000	359,855
4.35%, 02/25/50 (a)	250,000	194,128
3.70%, 10/01/50 (a)(b)	250,000	204,182
3.70%, 03/13/51 (a)	400,000	278,592
5.13%, 03/01/52 (a)(b)	250,000	215,617
6.00%, 09/01/52 (a)(b)	300,000	275,715
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	257,205
3.63%, 03/24/32 (a)	175,000	149,406
Radian Group, Inc.
4.50%, 10/01/24 (a)	125,000	121,860
6.63%, 03/15/25 (a)	100,000	99,484
4.88%, 03/15/27 (a)	200,000	186,992
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	178,746
3.15%, 06/15/30 (a)	200,000	165,680
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	100,000	96,766
3.45%, 07/01/27 (a)	150,000	137,784
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	275,000	242,393
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	85,635
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	150,000	110,499
The Progressive Corp.
4.00%, 03/01/29 (a)	360,000	340,038
3.20%, 03/26/30 (a)	275,000	239,266
3.00%, 03/15/32 (a)	150,000	125,756
6.25%, 12/01/32	210,000	217,665
4.35%, 04/25/44	150,000	120,053
3.70%, 01/26/45	150,000	108,765
4.13%, 04/15/47 (a)	350,000	275,376
4.20%, 03/15/48 (a)	125,000	98,931
3.95%, 03/26/50 (a)	150,000	112,677
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	142,164
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	54,715
6.25%, 06/15/37	375,000	394,571
5.35%, 11/01/40	100,000	95,086
4.60%, 08/01/43	200,000	171,194
4.30%, 08/25/45 (a)	250,000	200,447
3.75%, 05/15/46 (a)	200,000	145,392
4.00%, 05/30/47 (a)	175,000	135,209
4.10%, 03/04/49 (a)	150,000	116,316
2.55%, 04/27/50 (a)	225,000	131,301
3.05%, 06/08/51 (a)	275,000	175,868
Travelers Property Casualty Corp.
6.38%, 03/15/33	200,000	212,538
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	105,647
UnitedHealth Group, Inc.
3.75%, 07/15/25	750,000	729,630
3.70%, 12/15/25	100,000	96,441
1.25%, 01/15/26	225,000	205,288
3.10%, 03/15/26	350,000	332,335
1.15%, 05/15/26 (a)	300,000	269,790
3.45%, 01/15/27	250,000	236,307
2.95%, 10/15/27	100,000	91,542
5.25%, 02/15/28 (a)	300,000	300,513
3.85%, 06/15/28	450,000	424,192
3.88%, 12/15/28	350,000	328,790
4.00%, 05/15/29 (a)	250,000	234,077
2.88%, 08/15/29	500,000	438,895
5.30%, 02/15/30 (a)	500,000	496,950

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 05/15/30	400,000	323,988
2.30%, 05/15/31 (a)	400,000	323,076
4.20%, 05/15/32 (a)	375,000	342,116
5.35%, 02/15/33 (a)	500,000	495,005
4.50%, 04/15/33 (a)	400,000	370,248
4.63%, 07/15/35	350,000	323,561
5.80%, 03/15/36	200,000	202,904
6.50%, 06/15/37	150,000	161,057
6.63%, 11/15/37	350,000	380,198
6.88%, 02/15/38	300,000	334,146
3.50%, 08/15/39 (a)	350,000	269,482
2.75%, 05/15/40 (a)	350,000	237,786
5.70%, 10/15/40 (a)	100,000	98,833
5.95%, 02/15/41 (a)	150,000	150,401
3.05%, 05/15/41 (a)	400,000	282,436
4.63%, 11/15/41 (a)	173,000	149,572
4.38%, 03/15/42 (a)	150,000	125,721
3.95%, 10/15/42 (a)	175,000	137,919
4.75%, 07/15/45	600,000	521,004
4.20%, 01/15/47 (a)	200,000	159,268
4.25%, 04/15/47 (a)	250,000	198,345
3.75%, 10/15/47 (a)	225,000	164,797
4.25%, 06/15/48 (a)	400,000	318,908
4.45%, 12/15/48 (a)	350,000	288,064
3.70%, 08/15/49 (a)	445,000	320,912
2.90%, 05/15/50 (a)	375,000	230,981
3.25%, 05/15/51 (a)	600,000	395,358
4.75%, 05/15/52 (a)	550,000	468,814
5.88%, 02/15/53 (a)	500,000	502,530
5.05%, 04/15/53 (a)	500,000	447,845
3.88%, 08/15/59 (a)	350,000	249,182
3.13%, 05/15/60 (a)	250,000	152,070
4.95%, 05/15/62 (a)	275,000	237,058
6.05%, 02/15/63 (a)	400,000	406,688
5.20%, 04/15/63 (a)	500,000	446,545
Unum Group
4.00%, 06/15/29 (a)	150,000	135,174
5.75%, 08/15/42	150,000	130,118
4.50%, 12/15/49 (a)	150,000	105,429
4.13%, 06/15/51 (a)	150,000	98,885
Voya Financial, Inc.
3.65%, 06/15/26	150,000	141,132
5.70%, 07/15/43	125,000	109,698
4.80%, 06/15/46	75,000	56,699
4.70%, 01/23/48 (a)(b)	100,000	80,790
Willis North America, Inc.
4.65%, 06/15/27 (a)	200,000	191,552
4.50%, 09/15/28 (a)	200,000	187,628
2.95%, 09/15/29 (a)	200,000	170,562
5.35%, 05/15/33 (a)	200,000	186,752
5.05%, 09/15/48 (a)	150,000	120,804
3.88%, 09/15/49 (a)	150,000	100,838
WR Berkley Corp.
4.75%, 08/01/44	150,000	120,641
4.00%, 05/12/50 (a)	150,000	106,527
3.55%, 03/30/52 (a)	150,000	96,614
3.15%, 09/30/61 (a)	100,000	55,429
XLIT Ltd.
5.25%, 12/15/43	100,000	89,635
		76,393,111
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	150,000	123,728
2.90%, 10/01/30 (a)	250,000	202,377
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	25,000	24,073
4.30%, 01/15/26 (a)	150,000	144,802
3.80%, 04/15/26 (a)	115,000	109,573
3.95%, 01/15/28 (a)	150,000	138,888
4.50%, 07/30/29 (a)	100,000	92,542
2.75%, 12/15/29 (a)	200,000	166,692
4.70%, 07/01/30 (a)	150,000	138,257
4.90%, 12/15/30 (a)	250,000	232,827
3.38%, 08/15/31 (a)	230,000	191,861
2.00%, 05/18/32 (a)	200,000	145,570
1.88%, 02/01/33 (a)	350,000	248,139
2.95%, 03/15/34 (a)	250,000	189,852
4.85%, 04/15/49 (a)	100,000	78,498
4.00%, 02/01/50 (a)	200,000	139,570
3.00%, 05/18/51 (a)	200,000	113,126
3.55%, 03/15/52 (a)	250,000	158,370
5.15%, 04/15/53 (a)	100,000	83,411
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	112,527
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	130,255
4.90%, 02/15/29 (a)	100,000	94,399
2.38%, 07/15/31 (a)	100,000	76,339
3.63%, 04/15/32 (a)	150,000	123,963
3.38%, 07/15/51 (a)	100,000	60,006
4.30%, 04/15/52 (a)	100,000	72,315
AvalonBay Communities, Inc.
3.45%, 06/01/25 (a)	150,000	144,660
2.95%, 05/11/26 (a)	125,000	117,111
2.90%, 10/15/26 (a)	100,000	92,440
3.35%, 05/15/27 (a)	200,000	185,166
3.20%, 01/15/28 (a)	200,000	182,534
1.90%, 12/01/28 (a)	150,000	126,425
3.30%, 06/01/29 (a)	150,000	132,765
2.30%, 03/01/30 (a)	250,000	204,762
2.45%, 01/15/31 (a)	200,000	161,664
2.05%, 01/15/32 (a)	200,000	154,952
3.90%, 10/15/46 (a)	150,000	106,832
4.35%, 04/15/48 (a)	100,000	76,178
Boston Properties LP
3.20%, 01/15/25 (a)	375,000	359,325
3.65%, 02/01/26 (a)	200,000	187,728
2.75%, 10/01/26 (a)	225,000	201,721
6.75%, 12/01/27 (a)	100,000	100,607
4.50%, 12/01/28 (a)	300,000	271,716
3.40%, 06/21/29 (a)	350,000	292,292
2.90%, 03/15/30 (a)	200,000	158,370
3.25%, 01/30/31 (a)	383,000	301,379
2.55%, 04/01/32 (a)	200,000	144,574
2.45%, 10/01/33 (a)	425,000	289,637
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	240,570
4.13%, 06/15/26 (a)	50,000	47,183
3.90%, 03/15/27 (a)	150,000	138,381
4.13%, 05/15/29 (a)	250,000	222,992
4.05%, 07/01/30 (a)	225,000	196,585
2.50%, 08/16/31 (a)	225,000	170,318
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	150,000	105,398
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	140,262
3.15%, 07/01/29 (a)	116,000	102,619
2.80%, 05/15/30 (a)	250,000	211,717
3.35%, 11/01/49 (a)	100,000	66,458

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Corporate Office Properties LP
2.25%, 03/15/26 (a)	150,000	135,399
2.00%, 01/15/29 (a)	150,000	117,335
2.75%, 04/15/31 (a)	200,000	149,840
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	143,677
3.13%, 09/01/26 (a)	200,000	184,532
4.38%, 02/15/29 (a)	118,000	108,936
3.00%, 02/15/30 (a)	100,000	83,256
2.00%, 02/15/31 (a)	250,000	188,450
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	341,739
5.55%, 01/15/28 (a)	350,000	342,237
4.45%, 07/15/28 (a)	50,000	46,843
3.60%, 07/01/29 (a)	200,000	176,826
EPR Properties
4.75%, 12/15/26 (a)	150,000	137,555
4.50%, 06/01/27 (a)	250,000	223,997
4.95%, 04/15/28 (a)	200,000	177,138
3.75%, 08/15/29 (a)	200,000	160,692
ERP Operating LP
3.38%, 06/01/25 (a)	150,000	144,174
2.85%, 11/01/26 (a)	150,000	138,689
3.25%, 08/01/27 (a)	150,000	137,273
3.50%, 03/01/28 (a)	200,000	183,776
4.15%, 12/01/28 (a)	70,000	65,721
3.00%, 07/01/29 (a)	200,000	174,544
2.50%, 02/15/30 (a)	200,000	165,692
4.50%, 07/01/44 (a)	150,000	119,021
4.50%, 06/01/45 (a)	225,000	172,521
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	109,502
Essex Portfolio LP
3.50%, 04/01/25 (a)	150,000	144,447
3.38%, 04/15/26 (a)	5,000	4,727
3.63%, 05/01/27 (a)	150,000	138,731
1.70%, 03/01/28 (a)	100,000	83,690
4.00%, 03/01/29 (a)	250,000	227,095
3.00%, 01/15/30 (a)	150,000	124,739
1.65%, 01/15/31 (a)	150,000	110,339
2.65%, 03/15/32 (a)	200,000	154,024
4.50%, 03/15/48 (a)	114,000	85,165
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	93,675
3.88%, 12/15/27 (a)	200,000	183,676
4.00%, 06/15/29 (a)	150,000	134,556
2.20%, 10/15/30 (a)	300,000	232,980
2.55%, 06/01/31 (a)	150,000	116,906
2.35%, 03/15/32 (a)	200,000	151,032
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	134,753
3.25%, 07/15/27 (a)	200,000	182,160
5.38%, 05/01/28 (a)	100,000	97,274
3.20%, 06/15/29 (a)	100,000	85,691
4.50%, 12/01/44 (a)	200,000	147,978
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	250,000	208,005
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	185,856
3.75%, 07/01/27 (a)	150,000	138,017
Healthpeak OP LLC
3.50%, 07/15/29 (a)	250,000	220,562
3.00%, 01/15/30 (a)	300,000	253,398
5.25%, 12/15/32 (a)	200,000	185,902
Healthpeak Properties Interim, Inc.
3.25%, 07/15/26 (a)	300,000	282,291
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	150,000	144,892
4.00%, 06/01/25 (a)	150,000	145,521
6.75%, 02/01/41 (a)	150,000	149,187
Highwoods Realty LP
4.13%, 03/15/28 (a)	200,000	178,440
4.20%, 04/15/29 (a)	200,000	170,252
2.60%, 02/01/31 (a)	150,000	108,233
Host Hotels & Resorts LP
4.00%, 06/15/25 (a)	100,000	96,237
4.50%, 02/01/26 (a)	150,000	143,995
3.38%, 12/15/29 (a)	200,000	168,154
3.50%, 09/15/30 (a)	275,000	229,174
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	250,000	197,635
4.65%, 04/01/29 (a)	150,000	114,278
3.25%, 01/15/30 (a)	185,000	127,077
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	125,642
5.45%, 08/15/30 (a)	150,000	142,729
2.00%, 08/15/31 (a)	200,000	148,080
4.15%, 04/15/32 (a)	200,000	171,920
2.70%, 01/15/34 (a)	150,000	109,428
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	143,751
4.75%, 12/15/28 (a)	150,000	135,758
4.25%, 08/15/29 (a)	175,000	150,043
3.05%, 02/15/30 (a)	200,000	157,472
2.50%, 11/15/32 (a)	250,000	171,157
Kimco Realty Corp.
2.80%, 10/01/26 (a)	450,000	411,475
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	250,000	210,175
2.70%, 10/01/30 (a)	300,000	241,329
4.25%, 04/01/45 (a)	150,000	109,391
4.13%, 12/01/46 (a)	100,000	69,444
4.45%, 09/01/47 (a)	200,000	148,660
3.70%, 10/01/49 (a)	150,000	98,456
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	91,203
Kite Realty Group Trust
4.00%, 03/15/25 (a)	100,000	95,926
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	194,020
Mid-America Apartments LP
4.00%, 11/15/25 (a)	150,000	145,180
3.60%, 06/01/27 (a)	60,000	56,184
4.20%, 06/15/28 (a)	200,000	188,306
3.95%, 03/15/29 (a)	50,000	46,170
2.75%, 03/15/30 (a)	100,000	84,126
1.70%, 02/15/31 (a)	195,000	148,892
2.88%, 09/15/51 (a)	150,000	87,012
National Health Investors, Inc.
3.00%, 02/01/31 (a)	150,000	109,857
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	150,000	139,399
3.50%, 10/15/27 (a)	125,000	114,061
4.30%, 10/15/28 (a)	150,000	138,701
2.50%, 04/15/30 (a)	100,000	81,546
4.80%, 10/15/48 (a)	85,000	65,755
3.10%, 04/15/50 (a)	150,000	86,060
3.50%, 04/15/51 (a)	100,000	62,965
3.00%, 04/15/52 (a)	125,000	70,469
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	50,000	48,618
5.25%, 01/15/26 (a)	100,000	97,434

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 04/01/27 (a)	300,000	279,180
4.75%, 01/15/28 (a)	143,000	133,153
3.63%, 10/01/29 (a)	150,000	125,301
3.38%, 02/01/31 (a)	200,000	156,200
3.25%, 04/15/33 (a)	200,000	146,610
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	73,592
Physicians Realty LP
4.30%, 03/15/27 (a)	300,000	281,928
2.63%, 11/01/31 (a)	100,000	75,655
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	125,000	88,260
2.75%, 04/01/32 (a)	100,000	65,046
Prologis LP
3.25%, 06/30/26 (a)	50,000	47,187
3.25%, 10/01/26 (a)	150,000	141,184
4.88%, 06/15/28 (a)	435,000	423,429
4.38%, 02/01/29 (a)	25,000	23,749
2.88%, 11/15/29 (a)	150,000	128,688
2.25%, 04/15/30 (a)	350,000	285,470
1.75%, 07/01/30 (a)	250,000	194,395
1.25%, 10/15/30 (a)	350,000	261,530
1.63%, 03/15/31 (a)	200,000	150,942
2.25%, 01/15/32 (a)	150,000	116,043
4.63%, 01/15/33 (a)	100,000	92,485
4.75%, 06/15/33 (a)	200,000	184,446
4.38%, 09/15/48 (a)	50,000	38,752
3.05%, 03/01/50 (a)	200,000	123,224
3.00%, 04/15/50 (a)	325,000	198,331
2.13%, 10/15/50 (a)	250,000	125,783
5.25%, 06/15/53 (a)	250,000	224,650
Public Storage
0.88%, 02/15/26 (a)	200,000	179,624
1.50%, 11/09/26 (a)	150,000	134,010
3.09%, 09/15/27 (a)	250,000	230,557
3.39%, 05/01/29 (a)	340,000	306,772
2.30%, 05/01/31 (a)	250,000	199,642
2.25%, 11/09/31 (a)	200,000	156,332
5.35%, 08/01/53 (a)	150,000	137,025
Public Storage Operating Co.
5.13%, 01/15/29 (a)	200,000	196,840
Realty Income Corp.
4.63%, 11/01/25 (a)	250,000	244,217
0.75%, 03/15/26 (a)	150,000	132,846
4.88%, 06/01/26 (a)	100,000	98,007
4.13%, 10/15/26 (a)	250,000	239,320
3.00%, 01/15/27 (a)	300,000	275,106
3.95%, 08/15/27 (a)	400,000	374,648
3.40%, 01/15/28 (a)	150,000	136,404
3.65%, 01/15/28 (a)	200,000	184,410
2.20%, 06/15/28 (a)	250,000	213,230
3.10%, 12/15/29 (a)	200,000	173,232
3.25%, 01/15/31 (a)	400,000	336,260
5.63%, 10/13/32 (a)	150,000	145,218
2.85%, 12/15/32 (a)	200,000	155,802
4.65%, 03/15/47 (a)	200,000	163,400
Regency Centers LP
3.60%, 02/01/27 (a)	150,000	140,298
4.13%, 03/15/28 (a)	200,000	185,320
2.95%, 09/15/29 (a)	150,000	127,605
3.70%, 06/15/30 (a)	50,000	43,501
4.40%, 02/01/47 (a)	150,000	111,305
4.65%, 03/15/49 (a)	50,000	38,228
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	150,000	134,456
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	250,000	186,585
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sabra Health Care LP
5.13%, 08/15/26 (a)	150,000	143,541
3.90%, 10/15/29 (a)	125,000	104,079
3.20%, 12/01/31 (a)	250,000	187,687
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	150,000	112,452
2.85%, 01/15/32 (a)	80,000	58,930
Simon Property Group LP
3.38%, 10/01/24 (a)	115,000	112,020
3.50%, 09/01/25 (a)	400,000	383,784
3.30%, 01/15/26 (a)	300,000	284,754
3.25%, 11/30/26 (a)	200,000	186,148
1.38%, 01/15/27 (a)	100,000	87,307
3.38%, 06/15/27 (a)	350,000	323,025
3.38%, 12/01/27 (a)	125,000	114,168
1.75%, 02/01/28 (a)	350,000	297,059
2.45%, 09/13/29 (a)	550,000	457,028
2.65%, 07/15/30 (a)	100,000	82,279
2.20%, 02/01/31 (a)	100,000	77,215
2.65%, 02/01/32 (a)	250,000	195,210
5.50%, 03/08/33 (a)	150,000	142,728
6.75%, 02/01/40 (a)	220,000	224,807
4.75%, 03/15/42 (a)	150,000	121,074
4.25%, 10/01/44 (a)	100,000	73,647
4.25%, 11/30/46 (a)	100,000	72,938
3.25%, 09/13/49 (a)	400,000	248,276
3.80%, 07/15/50 (a)	275,000	186,384
5.85%, 03/08/53 (a)	150,000	138,975
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	142,881
4.25%, 02/01/26 (a)	150,000	140,427
4.70%, 06/01/27 (a)	154,000	142,467
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	57,252
3.20%, 01/15/27 (a)	200,000	181,402
3.40%, 01/15/30 (a)	250,000	209,165
3.20%, 02/15/31 (a)	250,000	202,112
STORE Capital Corp.
4.50%, 03/15/28 (a)	125,000	109,880
4.63%, 03/15/29 (a)	100,000	85,691
2.75%, 11/18/30 (a)	125,000	89,700
2.70%, 12/01/31 (a)	100,000	68,424
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	124,557
2.70%, 07/15/31 (a)	300,000	230,877
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	90,518
3.88%, 07/15/27 (a)	150,000	132,711
2.75%, 09/01/31 (a)	75,000	54,166
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	92,832
3.50%, 01/15/28 (a)	145,000	131,122
4.40%, 01/26/29 (a)	300,000	276,990
3.00%, 08/15/31 (a)	350,000	284,189
2.10%, 08/01/32 (a)	100,000	72,131
Ventas Realty LP
2.65%, 01/15/25 (a)	150,000	143,061
3.50%, 02/01/25 (a)	200,000	192,476
4.13%, 01/15/26 (a)	150,000	143,593
3.25%, 10/15/26 (a)	200,000	183,840
3.85%, 04/01/27 (a)	100,000	92,967
4.00%, 03/01/28 (a)	200,000	183,700
4.40%, 01/15/29 (a)	250,000	230,980
4.75%, 11/15/30 (a)	200,000	183,418
5.70%, 09/30/43 (a)	100,000	86,370
4.38%, 02/01/45 (a)	100,000	72,236
4.88%, 04/15/49 (a)	150,000	114,897

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	142,231
2.15%, 06/01/26 (a)	175,000	148,748
Welltower, Inc.
4.00%, 06/01/25 (a)	200,000	193,228
4.25%, 04/01/26 (a)	400,000	384,396
2.70%, 02/15/27 (a)	100,000	90,967
4.25%, 04/15/28 (a)	200,000	186,170
4.13%, 03/15/29 (a)	400,000	364,768
3.10%, 01/15/30 (a)	150,000	127,025
2.75%, 01/15/31 (a)	300,000	240,708
6.50%, 03/15/41 (a)	250,000	247,072
4.95%, 09/01/48 (a)	150,000	123,347
WP Carey, Inc.
4.00%, 02/01/25 (a)	300,000	291,792
3.85%, 07/15/29 (a)	200,000	176,582
2.40%, 02/01/31 (a)	200,000	155,036
2.25%, 04/01/33 (a)	150,000	107,687
		45,641,901
		563,624,470

Industrial 14.1%
Basic Industry 0.7%
Air Products and Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	231,177
1.85%, 05/15/27 (a)	300,000	266,349
2.05%, 05/15/30 (a)	125,000	102,658
2.70%, 05/15/40 (a)	250,000	171,553
2.80%, 05/15/50 (a)	300,000	189,393
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	191,736
5.05%, 06/01/32 (a)	200,000	182,174
5.45%, 12/01/44 (a)	250,000	216,262
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	450,000	363,289
ArcelorMittal S.A.
6.55%, 11/29/27 (a)	350,000	355,253
4.25%, 07/16/29	250,000	232,400
6.80%, 11/29/32 (a)	250,000	248,510
7.00%, 10/15/39	200,000	200,906
Barrick North America Finance LLC
5.70%, 05/30/41	250,000	239,405
5.75%, 05/01/43	200,000	192,344
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	400,000	395,160
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	200,000	197,260
6.42%, 03/01/26	100,000	101,902
5.25%, 09/08/26	250,000	248,425
4.75%, 02/28/28 (a)	250,000	243,577
5.10%, 09/08/28 (a)	250,000	245,415
5.25%, 09/08/30 (a)	250,000	244,197
4.90%, 02/28/33 (a)	200,000	189,876
5.25%, 09/08/33 (a)	400,000	386,248
4.13%, 02/24/42	275,000	225,167
5.00%, 09/30/43	700,000	632,016
5.50%, 09/08/53 (a)	200,000	191,672
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	135,809
Celanese US Holdings LLC
6.05%, 03/15/25	500,000	498,250
1.40%, 08/05/26 (a)	250,000	217,650
6.17%, 07/15/27 (a)	500,000	493,170
6.35%, 11/15/28 (a)	250,000	246,935
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.33%, 07/15/29 (a)	200,000	196,134
6.38%, 07/15/32 (a)	300,000	289,224
6.70%, 11/15/33 (a)	100,000	97,396
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	250,000	225,867
CF Industries, Inc.
5.15%, 03/15/34	300,000	275,454
4.95%, 06/01/43	100,000	80,973
5.38%, 03/15/44	250,000	214,150
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	48,458
7.38%, 11/01/29	450,000	483,691
2.10%, 11/15/30 (a)	250,000	198,297
6.30%, 03/15/33 (a)	175,000	180,486
4.25%, 10/01/34 (a)	200,000	174,142
5.25%, 11/15/41 (a)	300,000	266,976
4.38%, 11/15/42 (a)	450,000	351,747
4.63%, 10/01/44 (a)	150,000	119,156
5.55%, 11/30/48 (a)	250,000	223,717
4.80%, 05/15/49 (a)	200,000	160,818
3.60%, 11/15/50 (a)	250,000	167,865
6.90%, 05/15/53 (a)	300,000	315,420
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	400,000	390,568
4.73%, 11/15/28 (a)	750,000	725,235
5.32%, 11/15/38 (a)	400,000	373,900
5.42%, 11/15/48 (a)	605,000	555,396
Eastman Chemical Co.
3.80%, 03/15/25 (a)	250,000	242,435
4.50%, 12/01/28 (a)	100,000	94,183
4.80%, 09/01/42 (a)	300,000	242,025
4.65%, 10/15/44 (a)	270,000	207,635
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	278,112
3.25%, 12/01/27 (a)	350,000	324,107
4.80%, 03/24/30 (a)	50,000	48,684
1.30%, 01/30/31 (a)	300,000	226,983
2.13%, 02/01/32 (a)	250,000	196,410
2.13%, 08/15/50 (a)	250,000	131,190
2.70%, 12/15/51 (a)	350,000	205,219
2.75%, 08/18/55 (a)	264,000	149,561
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	300,000	279,507
2.30%, 07/15/30 (a)	150,000	121,674
EIDP, Inc.
4.80%, 05/15/33 (a)	200,000	186,556
FMC Corp.
5.15%, 05/18/26 (a)	300,000	291,501
3.20%, 10/01/26 (a)	150,000	137,289
3.45%, 10/01/29 (a)	200,000	168,490
4.50%, 10/01/49 (a)	150,000	103,076
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	143,054
4.13%, 03/01/28 (a)	250,000	229,245
4.38%, 08/01/28 (a)	150,000	137,735
5.25%, 09/01/29 (a)	200,000	189,084
4.25%, 03/01/30 (a)	200,000	177,092
4.63%, 08/01/30 (a)	200,000	180,504
5.40%, 11/14/34 (a)	200,000	182,604
5.45%, 03/15/43 (a)	500,000	429,000
Georgia-Pacific LLC
7.75%, 11/15/29	350,000	385,910
Huntsman International LLC
4.50%, 05/01/29 (a)	300,000	271,158
2.95%, 06/15/31 (a)	100,000	77,572

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	150,000	137,505
4.38%, 06/01/47 (a)	140,000	94,116
5.00%, 09/26/48 (a)	250,000	186,955
International Paper Co.
5.00%, 09/15/35 (a)	150,000	140,573
7.30%, 11/15/39	100,000	108,213
6.00%, 11/15/41 (a)	200,000	192,222
4.80%, 06/15/44 (a)	100,000	81,837
5.15%, 05/15/46 (a)	100,000	84,961
4.40%, 08/15/47 (a)	250,000	193,108
4.35%, 08/15/48 (a)	200,000	155,192
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	142,386
Linde, Inc.
2.65%, 02/05/25 (a)	150,000	144,432
3.20%, 01/30/26 (a)	250,000	239,417
1.10%, 08/10/30 (a)	200,000	153,774
3.55%, 11/07/42 (a)	150,000	111,644
2.00%, 08/10/50 (a)	100,000	51,029
Lubrizol Corp.
6.50%, 10/01/34	96,000	107,158
LYB International Finance BV
5.25%, 07/15/43	200,000	169,448
4.88%, 03/15/44 (a)	250,000	200,750
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	186,308
LYB International Finance III LLC
1.25%, 10/01/25 (a)	135,000	123,019
2.25%, 10/01/30 (a)	100,000	79,487
5.63%, 05/15/33 (a)	200,000	192,632
3.38%, 10/01/40 (a)	200,000	136,200
4.20%, 10/15/49 (a)	150,000	106,161
4.20%, 05/01/50 (a)	300,000	211,455
3.63%, 04/01/51 (a)	300,000	191,352
3.80%, 10/01/60 (a)	250,000	153,075
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	300,000	221,907
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	234,715
5.45%, 11/15/33 (a)	150,000	140,903
4.88%, 11/15/41 (a)	100,000	79,812
5.63%, 11/15/43 (a)	150,000	131,193
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	117,863
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	211,915
2.25%, 10/01/30 (a)	350,000	279,055
5.88%, 04/01/35	250,000	246,522
6.25%, 10/01/39	325,000	324,340
4.88%, 03/15/42 (a)	300,000	257,028
5.45%, 06/09/44 (a)	100,000	89,751
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	234,945
3.95%, 05/01/28 (a)	200,000	187,688
2.70%, 06/01/30 (a)	250,000	208,907
3.13%, 04/01/32 (a)	200,000	165,114
6.40%, 12/01/37	100,000	103,321
3.85%, 04/01/52 (a)	100,000	70,840
2.98%, 12/15/55 (a)	400,000	228,096
Nutrien Ltd.
3.00%, 04/01/25 (a)	100,000	95,574
5.95%, 11/07/25	150,000	150,125
4.00%, 12/15/26 (a)	350,000	332,024
4.20%, 04/01/29 (a)	250,000	231,722
4.13%, 03/15/35 (a)	250,000	207,975
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 12/01/36	125,000	118,714
5.63%, 12/01/40	50,000	45,364
6.13%, 01/15/41 (a)	400,000	385,684
4.90%, 06/01/43 (a)	200,000	164,696
5.25%, 01/15/45 (a)	125,000	106,579
5.00%, 04/01/49 (a)	125,000	102,863
3.95%, 05/13/50 (a)	275,000	195,060
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	184,356
4.05%, 12/15/49 (a)	150,000	109,383
3.05%, 10/01/51 (a)	200,000	119,188
PPG Industries, Inc.
3.75%, 03/15/28 (a)	300,000	279,300
2.80%, 08/15/29 (a)	150,000	129,809
2.55%, 06/15/30 (a)	100,000	82,440
Rayonier LP
2.75%, 05/17/31 (a)	225,000	174,719
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,829
2.15%, 08/15/30 (a)	200,000	156,804
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	307,054
6.13%, 12/15/33	375,000	381,922
5.75%, 06/01/35	50,000	48,676
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	268,395
5.20%, 11/02/40	350,000	327,523
2.75%, 11/02/51 (a)	250,000	149,195
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	200,000	176,520
4.13%, 08/21/42 (a)	150,000	121,652
5.13%, 03/09/53 (a)	300,000	273,144
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	232,932
4.25%, 01/15/48 (a)	250,000	179,893
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	150,000	144,075
3.95%, 01/15/26 (a)	100,000	96,378
3.45%, 06/01/27 (a)	450,000	419,040
2.95%, 08/15/29 (a)	200,000	172,948
2.30%, 05/15/30 (a)	350,000	284,056
4.55%, 08/01/45 (a)	150,000	118,895
4.50%, 06/01/47 (a)	400,000	320,172
3.80%, 08/15/49 (a)	200,000	141,382
3.30%, 05/15/50 (a)	200,000	126,854
Southern Copper Corp.
3.88%, 04/23/25	100,000	96,354
7.50%, 07/27/35	350,000	385,248
6.75%, 04/16/40	200,000	209,748
5.25%, 11/08/42	375,000	324,071
5.88%, 04/23/45	495,000	461,370
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	150,000	140,915
5.00%, 12/15/26 (a)	100,000	98,187
1.65%, 10/15/27 (a)	100,000	85,145
3.45%, 04/15/30 (a)	200,000	173,480
3.25%, 01/15/31 (a)	150,000	126,957
3.25%, 10/15/50 (a)	150,000	91,094
Suzano Austria GmbH
6.00%, 01/15/29 (a)	600,000	584,094
5.00%, 01/15/30 (a)	300,000	273,132
3.75%, 01/15/31 (a)	325,000	267,845
3.13%, 01/15/32 (a)	330,000	253,004
Suzano International Finance BV
4.00%, 01/14/25	100,000	97,253
5.50%, 01/17/27	200,000	196,388

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Teck Resources Ltd.
3.90%, 07/15/30 (a)	250,000	217,345
6.13%, 10/01/35	150,000	143,588
6.00%, 08/15/40 (a)	240,000	215,484
5.40%, 02/01/43 (a)	100,000	83,949
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	700,000	598,332
6.13%, 06/12/33 (a)	400,000	386,532
6.88%, 11/21/36	523,000	526,834
6.88%, 11/10/39	375,000	376,335
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	250,000	235,955
3.38%, 06/15/30 (a)	100,000	84,924
2.88%, 08/15/41 (a)	75,000	46,609
5.00%, 08/15/46 (a)	150,000	120,009
4.38%, 11/15/47 (a)	130,000	95,298
3.13%, 08/15/51 (a)	200,000	115,486
3.38%, 08/15/61 (a)	160,000	88,640
WestRock MWV LLC
8.20%, 01/15/30	40,000	44,131
Weyerhaeuser Co.
6.95%, 10/01/27	200,000	208,894
4.00%, 11/15/29 (a)	175,000	157,533
7.38%, 03/15/32	300,000	325,455
3.38%, 03/09/33 (a)	150,000	122,769
WRKCo, Inc.
3.75%, 03/15/25 (a)	200,000	194,288
4.65%, 03/15/26 (a)	250,000	242,247
3.90%, 06/01/28 (a)	250,000	229,132
4.90%, 03/15/29 (a)	300,000	286,293
4.20%, 06/01/32 (a)	300,000	266,331
3.00%, 06/15/33 (a)	250,000	196,050
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(c)	150,000	115,260
		45,357,029
Capital Goods 1.3%
3M Co.
2.00%, 02/14/25 (a)	200,000	189,616
2.65%, 04/15/25 (a)	250,000	237,945
3.00%, 08/07/25	200,000	190,570
2.25%, 09/19/26 (a)(f)	175,000	159,147
2.88%, 10/15/27 (a)	300,000	271,302
3.38%, 03/01/29 (a)	250,000	223,382
2.38%, 08/26/29 (a)	350,000	292,474
3.05%, 04/15/30 (a)	200,000	172,910
3.13%, 09/19/46 (a)	200,000	127,308
3.63%, 10/15/47 (a)	200,000	138,544
4.00%, 09/14/48 (a)(f)	300,000	225,495
3.25%, 08/26/49 (a)(f)	350,000	222,029
3.70%, 04/15/50 (a)	250,000	178,375
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	200,000	190,282
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	156,092
Allegion PLC
3.50%, 10/01/29 (a)	110,000	96,164
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	350,000	339,374
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	75,503
4.50%, 05/15/28 (a)	150,000	141,536
5.63%, 05/26/33 (a)	100,000	96,078
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
4.00%, 05/17/25 (a)	100,000	96,750
2.63%, 06/19/30 (a)	250,000	202,305
2.69%, 05/25/31 (a)	250,000	198,452
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	95,046
4.35%, 06/01/29 (a)	100,000	94,975
2.80%, 02/15/30 (a)	300,000	255,087
2.20%, 09/15/31 (a)	250,000	195,705
Avery Dennison Corp.
4.88%, 12/06/28 (a)	225,000	217,019
2.65%, 04/30/30 (a)	200,000	163,352
5.75%, 03/15/33 (a)	200,000	195,918
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	452,080
1.65%, 01/15/27 (a)	200,000	172,216
Boeing Co.
2.85%, 10/30/24 (a)	100,000	96,624
4.88%, 05/01/25 (a)	1,075,000	1,056,693
2.60%, 10/30/25 (a)	100,000	93,471
2.75%, 02/01/26 (a)	200,000	186,752
2.20%, 02/04/26 (a)	1,525,000	1,401,338
3.10%, 05/01/26 (a)	200,000	186,836
2.25%, 06/15/26 (a)	125,000	113,780
2.70%, 02/01/27 (a)	300,000	271,554
2.80%, 03/01/27 (a)	150,000	135,822
5.04%, 05/01/27 (a)	550,000	537,608
3.25%, 03/01/28 (a)	200,000	179,708
3.45%, 11/01/28 (a)	150,000	135,063
3.20%, 03/01/29 (a)	400,000	351,356
2.95%, 02/01/30 (a)	200,000	168,488
5.15%, 05/01/30 (a)	1,150,000	1,099,285
3.63%, 02/01/31 (a)	550,000	474,969
6.13%, 02/15/33	285,000	286,679
3.60%, 05/01/34 (a)	250,000	202,217
3.25%, 02/01/35 (a)	250,000	192,182
6.63%, 02/15/38	100,000	100,595
3.55%, 03/01/38 (a)	130,000	95,460
3.50%, 03/01/39 (a)	150,000	107,096
6.88%, 03/15/39	100,000	105,425
5.88%, 02/15/40	150,000	141,411
5.71%, 05/01/40 (a)	850,000	784,686
3.63%, 03/01/48 (a)	150,000	97,590
3.85%, 11/01/48 (a)	100,000	68,352
3.90%, 05/01/49 (a)	225,000	156,701
3.75%, 02/01/50 (a)	350,000	237,811
5.81%, 05/01/50 (a)	1,500,000	1,359,240
3.83%, 03/01/59 (a)	100,000	64,051
3.95%, 08/01/59 (a)	300,000	197,673
5.93%, 05/01/60 (a)	950,000	855,570
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	300,000	290,856
2.75%, 03/01/30 (a)	250,000	206,867
Carrier Global Corp.
2.24%, 02/15/25 (a)	450,000	427,666
2.49%, 02/15/27 (a)	89,000	80,157
2.72%, 02/15/30 (a)	750,000	625,552
2.70%, 02/15/31 (a)(c)	250,000	202,857
3.38%, 04/05/40 (a)	400,000	286,300
3.58%, 04/05/50 (a)(c)	600,000	405,678
Caterpillar Financial Services Corp.
2.15%, 11/08/24	500,000	481,725
3.25%, 12/01/24	100,000	97,407
4.90%, 01/17/25	200,000	198,648
3.40%, 05/13/25	400,000	386,888
1.45%, 05/15/25	300,000	281,289
0.80%, 11/13/25	500,000	454,240

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 01/06/26	150,000	148,331
0.90%, 03/02/26	400,000	360,560
4.35%, 05/15/26	150,000	146,648
1.70%, 01/08/27	400,000	358,380
1.10%, 09/14/27	585,000	500,906
Caterpillar, Inc.
2.60%, 04/09/30 (a)	250,000	214,392
6.05%, 08/15/36	250,000	262,877
5.20%, 05/27/41	225,000	217,323
3.80%, 08/15/42	350,000	279,877
4.30%, 05/15/44 (a)	175,000	149,156
3.25%, 09/19/49 (a)	325,000	228,153
3.25%, 04/09/50 (a)	400,000	281,120
4.75%, 05/15/64 (a)	150,000	129,698
CNH Industrial Capital LLC
3.95%, 05/23/25	150,000	145,449
1.88%, 01/15/26 (a)	200,000	183,402
1.45%, 07/15/26 (a)	150,000	133,629
CNH Industrial N.V.
3.85%, 11/15/27 (a)	250,000	232,955
Deere & Co.
2.75%, 04/15/25 (a)	500,000	479,820
5.38%, 10/16/29	250,000	253,522
3.10%, 04/15/30 (a)	350,000	307,870
7.13%, 03/03/31	150,000	166,901
3.90%, 06/09/42 (a)	250,000	206,162
2.88%, 09/07/49 (a)	200,000	133,282
3.75%, 04/15/50 (a)	300,000	236,946
Dover Corp.
2.95%, 11/04/29 (a)	150,000	129,671
5.38%, 10/15/35	100,000	96,821
5.38%, 03/01/41 (a)	100,000	92,202
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	195,337
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	184,464
4.00%, 11/02/32	300,000	270,108
4.15%, 03/15/33 (a)	300,000	271,260
4.15%, 11/02/42	300,000	244,302
3.92%, 09/15/47 (a)	100,000	76,867
4.70%, 08/23/52 (a)	200,000	172,732
Emerson Electric Co.
0.88%, 10/15/26 (a)	400,000	351,240
1.80%, 10/15/27 (a)	250,000	218,767
1.95%, 10/15/30 (a)	250,000	199,940
2.20%, 12/21/31 (a)	300,000	239,271
5.25%, 11/15/39	100,000	94,489
2.75%, 10/15/50 (a)	150,000	89,111
2.80%, 12/21/51 (a)	300,000	181,398
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	166,892
2.80%, 01/15/32 (a)	100,000	76,530
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	233,830
4.30%, 06/15/46 (a)	200,000	150,668
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	150,000	144,696
3.25%, 09/15/29 (a)	350,000	303,737
4.00%, 03/25/32 (a)	100,000	85,431
5.88%, 06/01/33 (a)	175,000	168,726
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	184,344
GE Capital International Funding Co.
4.42%, 11/15/35	250,000	223,922
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Dynamics Corp.
2.38%, 11/15/24 (a)	150,000	144,591
3.25%, 04/01/25 (a)	250,000	241,605
3.50%, 05/15/25 (a)	150,000	145,304
2.13%, 08/15/26 (a)	250,000	229,745
3.50%, 04/01/27 (a)	250,000	235,640
2.63%, 11/15/27 (a)	150,000	135,375
3.75%, 05/15/28 (a)	400,000	375,968
3.63%, 04/01/30 (a)	300,000	272,100
2.25%, 06/01/31 (a)	200,000	161,698
4.25%, 04/01/40 (a)	300,000	254,553
3.60%, 11/15/42 (a)	150,000	112,941
4.25%, 04/01/50 (a)	175,000	144,058
General Electric Co.
6.75%, 03/15/32	500,000	542,385
5.88%, 01/14/38	100,000	101,030
6.88%, 01/10/39	100,000	111,804
4.35%, 05/01/50 (a)	225,000	177,615
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	146,433
5.35%, 08/01/33 (a)	150,000	142,190
Hexcel Corp.
4.95%, 08/15/25 (a)	125,000	122,033
4.20%, 02/15/27 (a)	150,000	139,062
Honeywell International, Inc.
4.85%, 11/01/24	50,000	49,678
1.35%, 06/01/25 (a)	400,000	374,432
2.50%, 11/01/26 (a)	450,000	416,272
1.10%, 03/01/27 (a)	275,000	241,230
4.25%, 01/15/29 (a)	250,000	238,805
2.70%, 08/15/29 (a)	250,000	218,127
1.95%, 06/01/30 (a)	300,000	242,877
1.75%, 09/01/31 (a)	450,000	345,636
5.00%, 02/15/33 (a)	350,000	339,566
5.70%, 03/15/36	200,000	201,666
5.70%, 03/15/37	200,000	202,476
3.81%, 11/21/47 (a)	300,000	228,768
2.80%, 06/01/50 (a)	250,000	165,658
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	47,446
3.15%, 08/15/27 (a)	100,000	91,964
3.50%, 02/15/28 (a)	150,000	139,022
2.30%, 03/15/31 (a)	150,000	118,803
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	100,000	96,623
3.48%, 12/01/27 (a)	190,000	173,556
2.04%, 08/16/28 (a)	100,000	83,980
4.20%, 05/01/30 (a)	250,000	225,865
IDEX Corp.
3.00%, 05/01/30 (a)	300,000	254,115
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	300,000	278,910
4.88%, 09/15/41 (a)	150,000	138,192
3.90%, 09/01/42 (a)	350,000	284,347
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	150,000	147,608
5.70%, 08/14/33 (a)	250,000	241,480
John Deere Capital Corp.
4.55%, 10/11/24	200,000	197,962
2.05%, 01/09/25	250,000	239,410
1.25%, 01/10/25	300,000	284,481
5.15%, 03/03/25	150,000	149,604
2.13%, 03/07/25	250,000	238,267
3.45%, 03/13/25	75,000	72,938
3.40%, 06/06/25	350,000	338,369
4.05%, 09/08/25	225,000	219,764
3.40%, 09/11/25	200,000	192,574

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.80%, 01/09/26	350,000	345,866
0.70%, 01/15/26	200,000	180,264
2.65%, 06/10/26	200,000	186,744
1.05%, 06/17/26	350,000	313,145
2.25%, 09/14/26	400,000	369,072
1.75%, 03/09/27	150,000	133,379
2.80%, 09/08/27	350,000	320,229
4.15%, 09/15/27	250,000	240,800
3.05%, 01/06/28	300,000	277,740
4.75%, 01/20/28	325,000	318,913
1.50%, 03/06/28	110,000	93,878
3.45%, 03/07/29	400,000	365,252
2.80%, 07/18/29	400,000	352,276
2.45%, 01/09/30	200,000	170,044
4.70%, 06/10/30	400,000	384,596
2.00%, 06/17/31	200,000	158,174
3.90%, 06/07/32	215,000	193,704
Johnson Controls International PLC
3.90%, 02/14/26 (a)	183,000	175,373
1.75%, 09/15/30 (a)	150,000	116,465
6.00%, 01/15/36	282,000	280,187
4.63%, 07/02/44 (a)	200,000	162,966
5.13%, 09/14/45 (a)	104,000	90,429
4.50%, 02/15/47 (a)	50,000	40,071
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	188,568
2.80%, 03/01/31 (a)	50,000	39,271
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	194,076
3.85%, 12/15/26 (a)	150,000	142,086
5.40%, 01/15/27	250,000	247,990
4.40%, 06/15/28 (a)	645,000	610,624
2.90%, 12/15/29 (a)	150,000	127,805
1.80%, 01/15/31 (a)	200,000	152,574
5.40%, 07/31/33 (a)	450,000	432,967
4.85%, 04/27/35 (a)	100,000	91,275
6.15%, 12/15/40	50,000	49,278
5.05%, 04/27/45 (a)	100,000	87,405
5.60%, 07/31/53 (a)	150,000	140,438
Lafarge S.A.
7.13%, 07/15/36	150,000	159,257
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	225,000	204,982
4.40%, 03/15/29 (a)	176,000	162,760
3.50%, 11/15/51 (a)	160,000	101,995
Legrand France S.A.
8.50%, 02/15/25	150,000	155,667
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	92,050
1.70%, 08/01/27 (a)	130,000	112,150
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	216,556
5.10%, 11/15/27 (a)	200,000	198,982
1.85%, 06/15/30 (a)	150,000	120,878
3.90%, 06/15/32 (a)	300,000	269,562
5.25%, 01/15/33 (a)	250,000	247,315
4.75%, 02/15/34 (a)	400,000	379,084
3.60%, 03/01/35 (a)	100,000	84,475
4.50%, 05/15/36 (a)	125,000	114,006
6.15%, 09/01/36	200,000	209,762
5.72%, 06/01/40	100,000	100,240
4.07%, 12/15/42	525,000	429,975
3.80%, 03/01/45 (a)	300,000	229,494
4.70%, 05/15/46 (a)	350,000	307,436
2.80%, 06/15/50 (a)	350,000	218,582
4.09%, 09/15/52 (a)	400,000	315,724
4.15%, 06/15/53 (a)	435,000	342,349
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 11/15/54 (a)	250,000	249,482
4.30%, 06/15/62 (a)	210,000	164,348
5.90%, 11/15/63 (a)	200,000	203,874
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	23,227
3.50%, 12/15/27 (a)	200,000	184,332
2.50%, 03/15/30 (a)	200,000	164,060
2.40%, 07/15/31 (a)	300,000	235,110
4.25%, 12/15/47 (a)	250,000	190,387
3.20%, 07/15/51 (a)	150,000	94,095
Masco Corp.
1.50%, 02/15/28 (a)	150,000	125,826
2.00%, 10/01/30 (a)	350,000	268,436
4.50%, 05/15/47 (a)	225,000	167,717
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	150,000	131,112
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	146,667
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	450,000	434,029
3.20%, 02/01/27 (a)	300,000	280,143
3.25%, 01/15/28 (a)	450,000	412,735
4.40%, 05/01/30 (a)	200,000	187,346
4.70%, 03/15/33 (a)	250,000	233,445
5.15%, 05/01/40 (a)	100,000	91,435
5.05%, 11/15/40	100,000	90,101
4.75%, 06/01/43	250,000	214,325
3.85%, 04/15/45 (a)	200,000	149,228
4.03%, 10/15/47 (a)	650,000	497,549
5.25%, 05/01/50 (a)	300,000	276,843
4.95%, 03/15/53 (a)	250,000	218,785
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	140,568
2.75%, 11/15/31 (a)	100,000	76,375
5.65%, 05/15/33 (a)	150,000	139,662
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	95,827
3.10%, 03/01/30 (a)	100,000	85,442
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	300,000	283,311
2.29%, 04/05/27 (a)	200,000	179,830
5.25%, 08/16/28 (a)	200,000	196,714
2.57%, 02/15/30 (a)	450,000	373,180
3.11%, 02/15/40 (a)	150,000	107,241
3.36%, 02/15/50 (a)	200,000	133,536
Owens Corning
3.40%, 08/15/26 (a)	200,000	187,378
3.95%, 08/15/29 (a)	150,000	136,187
3.88%, 06/01/30 (a)	100,000	88,499
7.00%, 12/01/36	145,000	153,549
4.30%, 07/15/47 (a)	100,000	75,828
4.40%, 01/30/48 (a)	150,000	114,578
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	93,142
4.25%, 09/15/27 (a)	450,000	430,101
3.25%, 06/14/29 (a)	495,000	440,095
4.20%, 11/21/34 (a)	200,000	174,100
6.25%, 05/15/38	150,000	150,930
4.45%, 11/21/44 (a)	150,000	122,015
4.10%, 03/01/47 (a)	150,000	116,505
4.00%, 06/14/49 (a)	250,000	190,755
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	229,297
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	136,528
4.38%, 06/15/45 (a)	139,000	113,167

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	400,000	386,992
2.65%, 11/01/26 (a)	200,000	183,808
3.50%, 03/15/27 (a)	200,000	186,128
3.13%, 05/04/27 (a)	350,000	321,895
7.20%, 08/15/27	50,000	52,710
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	325,000	321,191
6.05%, 04/15/28 (a)(c)	350,000	340,543
6.30%, 02/15/30 (a)(c)	350,000	339,692
6.40%, 04/15/33 (a)(c)	350,000	337,190
Republic Services, Inc.
0.88%, 11/15/25 (a)	200,000	180,972
2.90%, 07/01/26 (a)	200,000	187,132
3.38%, 11/15/27 (a)	300,000	277,242
3.95%, 05/15/28 (a)	75,000	70,432
4.88%, 04/01/29 (a)	150,000	145,856
2.30%, 03/01/30 (a)	200,000	164,844
1.45%, 02/15/31 (a)	250,000	187,708
1.75%, 02/15/32 (a)	250,000	186,630
5.00%, 04/01/34 (a)	250,000	236,715
6.20%, 03/01/40	100,000	101,507
5.70%, 05/15/41 (a)	75,000	73,268
3.05%, 03/01/50 (a)	150,000	96,735
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	96,359
3.50%, 03/01/29 (a)	100,000	92,152
1.75%, 08/15/31 (a)	150,000	115,557
4.20%, 03/01/49 (a)	100,000	81,513
2.80%, 08/15/61 (a)	150,000	86,946
RTX Corp.
5.00%, 02/27/26 (a)	250,000	246,890
4.13%, 11/16/28 (a)	1,000,000	932,040
7.50%, 09/15/29	150,000	164,414
2.25%, 07/01/30 (a)	250,000	201,505
1.90%, 09/01/31 (a)	350,000	264,540
5.15%, 02/27/33 (a)	350,000	331,513
5.40%, 05/01/35	250,000	239,155
6.05%, 06/01/36	100,000	99,956
6.13%, 07/15/38	200,000	199,126
4.45%, 11/16/38 (a)	300,000	251,931
5.70%, 04/15/40	100,000	94,959
4.88%, 10/15/40 (c)	150,000	129,048
4.70%, 12/15/41	150,000	125,619
4.50%, 06/01/42	1,000,000	818,850
4.80%, 12/15/43 (a)	100,000	83,220
4.15%, 05/15/45 (a)	120,000	91,040
3.75%, 11/01/46 (a)	375,000	265,654
4.35%, 04/15/47 (a)	250,000	194,540
4.05%, 05/04/47 (a)	150,000	111,981
4.63%, 11/16/48 (a)	450,000	366,907
3.13%, 07/01/50 (a)	300,000	186,954
2.82%, 09/01/51 (a)	350,000	201,134
3.03%, 03/15/52 (a)	310,000	186,453
5.38%, 02/27/53 (a)	200,000	181,248
Snap-on, Inc.
4.10%, 03/01/48 (a)	140,000	109,557
3.10%, 05/01/50 (a)	200,000	130,162
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	117,984
3.13%, 05/01/30 (a)	200,000	168,388
2.85%, 02/01/32 (a)	100,000	79,896
5.75%, 11/01/40 (a)	230,000	213,035
Stanley Black & Decker, Inc.
2.30%, 02/24/25 (a)	150,000	142,754
3.40%, 03/01/26 (a)	150,000	141,872
4.25%, 11/15/28 (a)	150,000	139,838
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 03/15/30 (a)	250,000	200,647
5.20%, 09/01/40	109,000	95,045
4.85%, 11/15/48 (a)	175,000	141,500
2.75%, 11/15/50 (a)	250,000	135,283
4.00%, 03/15/60 (a)(b)	225,000	187,499
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	150,000	135,875
2.25%, 04/01/28 (a)	200,000	172,178
2.75%, 04/01/31 (a)	300,000	242,604
Textron, Inc.
3.88%, 03/01/25 (a)	100,000	97,104
4.00%, 03/15/26 (a)	100,000	96,066
3.65%, 03/15/27 (a)	150,000	140,021
3.38%, 03/01/28 (a)	100,000	90,544
3.90%, 09/17/29 (a)	150,000	135,159
2.45%, 03/15/31 (a)	150,000	119,375
Timken Co.
4.50%, 12/15/28 (a)	150,000	139,587
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	184,478
5.25%, 03/03/33 (a)	200,000	193,096
4.65%, 11/01/44 (a)	100,000	81,536
Trane Technologies Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	300,000	277,605
5.75%, 06/15/43	150,000	143,586
4.30%, 02/21/48 (a)	150,000	116,678
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	105,149
5.25%, 10/01/54 (a)	100,000	80,162
Veralto Corp.
5.50%, 09/18/26 (a)(c)	200,000	199,174
5.35%, 09/18/28 (a)(c)	200,000	197,782
Vontier Corp.
1.80%, 04/01/26 (a)	150,000	134,472
2.40%, 04/01/28 (a)	190,000	158,044
2.95%, 04/01/31 (a)	200,000	154,208
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	141,366
3.50%, 06/01/30 (a)	250,000	218,015
4.50%, 06/15/47 (a)	225,000	180,657
4.70%, 03/01/48 (a)	150,000	124,098
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	189,104
3.50%, 05/01/29 (a)	184,000	166,914
2.60%, 02/01/30 (a)	225,000	189,041
2.20%, 01/15/32 (a)	250,000	192,717
3.20%, 06/01/32 (a)	100,000	82,971
3.05%, 04/01/50 (a)	225,000	142,418
2.95%, 01/15/52 (a)	300,000	182,832
Waste Management, Inc.
0.75%, 11/15/25 (a)	300,000	272,106
3.15%, 11/15/27 (a)	300,000	276,084
1.15%, 03/15/28 (a)	250,000	209,452
2.00%, 06/01/29 (a)	125,000	104,268
4.63%, 02/15/30 (a)	250,000	238,832
1.50%, 03/15/31 (a)	200,000	151,698
4.15%, 04/15/32 (a)	200,000	182,160
4.63%, 02/15/33 (a)	150,000	139,863
4.88%, 02/15/34 (a)	350,000	331,236
4.10%, 03/01/45 (a)	150,000	119,019
4.15%, 07/15/49 (a)	250,000	198,970
2.50%, 11/15/50 (a)	250,000	142,168
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	200,000	190,118
3.45%, 11/15/26 (a)	150,000	139,490
4.70%, 09/15/28 (a)(g)	450,000	423,247

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WW Grainger, Inc.
1.85%, 02/15/25 (a)	300,000	285,108
4.60%, 06/15/45 (a)	150,000	128,526
4.20%, 05/15/47 (a)	225,000	184,349
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	149,194
1.95%, 01/30/28 (a)	100,000	86,054
2.25%, 01/30/31 (a)	150,000	119,363
4.38%, 11/01/46 (a)	145,000	109,717
		89,047,637
Communications 2.1%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	250,000	237,093
3.40%, 06/15/27 (a)	115,000	107,711
1.35%, 09/15/30 (a)	225,000	175,869
4.50%, 06/15/47 (a)	78,000	68,388
2.50%, 09/15/50 (a)	465,000	276,875
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	300,000	270,279
2.88%, 05/07/30 (a)	350,000	293,149
6.38%, 03/01/35	350,000	362,484
6.13%, 11/15/37	100,000	100,007
6.13%, 03/30/40	625,000	619,337
4.38%, 07/16/42	300,000	241,959
4.38%, 04/22/49 (a)	350,000	276,853
American Tower Corp.
2.95%, 01/15/25 (a)	280,000	269,164
2.40%, 03/15/25 (a)	150,000	142,232
4.00%, 06/01/25 (a)	100,000	96,791
4.40%, 02/15/26 (a)	100,000	96,854
1.60%, 04/15/26 (a)	350,000	314,671
3.38%, 10/15/26 (a)	425,000	396,312
2.75%, 01/15/27 (a)	65,000	58,728
3.13%, 01/15/27 (a)	150,000	137,111
3.65%, 03/15/27 (a)	225,000	208,728
3.55%, 07/15/27 (a)	250,000	229,500
3.60%, 01/15/28 (a)	300,000	272,673
1.50%, 01/31/28 (a)	250,000	207,250
3.95%, 03/15/29 (a)	600,000	543,066
3.80%, 08/15/29 (a)	375,000	333,724
2.90%, 01/15/30 (a)	150,000	124,865
1.88%, 10/15/30 (a)	400,000	302,836
2.70%, 04/15/31 (a)	200,000	158,796
2.30%, 09/15/31 (a)	200,000	151,860
4.05%, 03/15/32 (a)	250,000	215,565
5.65%, 03/15/33 (a)	200,000	192,364
5.55%, 07/15/33 (a)	350,000	333,809
3.70%, 10/15/49 (a)	250,000	163,455
3.10%, 06/15/50 (a)	325,000	189,888
2.95%, 01/15/51 (a)	275,000	155,306
AT&T, Inc.
3.88%, 01/15/26 (a)	125,000	120,126
5.54%, 02/20/26 (a)	300,000	297,984
1.70%, 03/25/26 (a)	800,000	726,216
2.95%, 07/15/26 (a)	100,000	92,936
3.80%, 02/15/27 (a)	250,000	235,058
4.25%, 03/01/27 (a)	400,000	381,516
2.30%, 06/01/27 (a)	700,000	620,060
1.65%, 02/01/28 (a)	650,000	548,996
4.10%, 02/15/28 (a)	350,000	326,858
4.35%, 03/01/29 (a)	950,000	884,678
4.30%, 02/15/30 (a)	800,000	728,384
2.75%, 06/01/31 (a)	900,000	721,404
2.25%, 02/01/32 (a)	700,000	527,107
2.55%, 12/01/33 (a)	1,081,000	794,178
5.40%, 02/15/34 (a)	750,000	701,767
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 05/15/35 (a)	800,000	682,312
5.25%, 03/01/37 (a)	300,000	271,644
4.90%, 08/15/37 (a)	229,000	198,625
6.30%, 01/15/38	125,000	123,119
4.85%, 03/01/39 (a)	300,000	253,809
5.35%, 09/01/40	250,000	222,258
3.50%, 06/01/41 (a)	700,000	486,766
5.55%, 08/15/41	175,000	157,747
4.30%, 12/15/42 (a)	450,000	346,225
3.10%, 02/01/43 (a)(f)	300,000	197,757
4.65%, 06/01/44 (a)	200,000	157,034
4.35%, 06/15/45 (a)	350,000	261,380
4.75%, 05/15/46 (a)	550,000	434,434
5.15%, 11/15/46 (a)	275,000	229,518
5.65%, 02/15/47 (a)	250,000	230,498
5.45%, 03/01/47 (a)	128,000	112,488
4.50%, 03/09/48 (a)	500,000	379,020
4.55%, 03/09/49 (a)	309,000	234,426
5.15%, 02/15/50 (a)	200,000	165,728
3.65%, 06/01/51 (a)	975,000	629,255
3.30%, 02/01/52 (a)	275,000	169,403
3.50%, 09/15/53 (a)	2,000,000	1,237,240
3.55%, 09/15/55 (a)	2,100,000	1,290,765
3.80%, 12/01/57 (a)	1,775,000	1,125,811
3.65%, 09/15/59 (a)	1,800,000	1,095,732
3.85%, 06/01/60 (a)	300,000	191,607
3.50%, 02/01/61 (a)	100,000	60,032
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (a)	300,000	280,824
4.46%, 04/01/48 (a)	500,000	388,310
4.30%, 07/29/49 (a)	50,000	37,542
3.20%, 02/15/52 (a)	300,000	184,245
3.65%, 08/15/52 (a)	250,000	166,940
British Telecommunications PLC
5.13%, 12/04/28 (a)	600,000	577,320
9.63%, 12/15/30 (g)	350,000	412,615
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	1,200,000	1,173,408
3.75%, 02/15/28 (a)	200,000	180,356
4.20%, 03/15/28 (a)	400,000	367,364
2.25%, 01/15/29 (a)	200,000	163,252
5.05%, 03/30/29 (a)	375,000	350,685
2.80%, 04/01/31 (a)	500,000	390,210
2.30%, 02/01/32 (a)	300,000	218,928
4.40%, 04/01/33 (a)	150,000	127,827
6.38%, 10/23/35 (a)	600,000	559,248
5.38%, 04/01/38 (a)	350,000	286,352
3.50%, 06/01/41 (a)	300,000	188,610
3.50%, 03/01/42 (a)	400,000	247,404
6.48%, 10/23/45 (a)	1,000,000	873,850
5.38%, 05/01/47 (a)	700,000	534,506
5.75%, 04/01/48 (a)	700,000	559,818
5.13%, 07/01/49 (a)	400,000	291,672
4.80%, 03/01/50 (a)	800,000	558,472
3.70%, 04/01/51 (a)	575,000	334,840
3.90%, 06/01/52 (a)	525,000	314,307
5.25%, 04/01/53 (a)	400,000	299,240
6.83%, 10/23/55 (a)	150,000	132,896
3.85%, 04/01/61 (a)	600,000	334,914
4.40%, 12/01/61 (a)	425,000	261,248
3.95%, 06/30/62 (a)	400,000	226,496
5.50%, 04/01/63 (a)	300,000	222,204
Comcast Corp.
3.38%, 08/15/25 (a)	550,000	528,968
3.95%, 10/15/25 (a)	900,000	873,315
5.25%, 11/07/25	300,000	298,662
3.15%, 03/01/26 (a)	500,000	474,915

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.35%, 01/15/27 (a)	450,000	407,866
3.30%, 02/01/27 (a)	380,000	354,969
3.30%, 04/01/27 (a)	25,000	23,291
5.35%, 11/15/27 (a)	200,000	199,846
3.15%, 02/15/28 (a)	500,000	456,995
3.55%, 05/01/28 (a)	292,000	271,058
4.15%, 10/15/28 (a)	1,150,000	1,089,935
2.65%, 02/01/30 (a)	675,000	570,125
3.40%, 04/01/30 (a)	500,000	440,815
4.25%, 10/15/30 (a)	425,000	391,795
1.95%, 01/15/31 (a)	500,000	391,150
1.50%, 02/15/31 (a)	500,000	377,990
5.50%, 11/15/32 (a)	300,000	296,901
4.25%, 01/15/33	500,000	450,025
7.05%, 03/15/33	250,000	272,962
4.20%, 08/15/34 (a)	350,000	305,917
5.65%, 06/15/35	300,000	296,376
4.40%, 08/15/35 (a)	230,000	203,044
6.50%, 11/15/35	150,000	158,844
3.20%, 07/15/36 (a)	375,000	288,502
3.90%, 03/01/38 (a)	350,000	285,043
4.60%, 10/15/38 (a)	300,000	262,914
3.25%, 11/01/39 (a)	425,000	309,374
3.75%, 04/01/40 (a)	450,000	348,727
4.65%, 07/15/42	150,000	126,506
4.75%, 03/01/44	200,000	169,090
4.60%, 08/15/45 (a)	250,000	206,248
3.40%, 07/15/46 (a)	400,000	272,784
4.00%, 08/15/47 (a)	276,000	206,569
3.97%, 11/01/47 (a)	598,000	445,988
4.00%, 03/01/48 (a)	300,000	225,072
4.70%, 10/15/48 (a)	550,000	465,421
4.00%, 11/01/49 (a)	600,000	444,732
3.45%, 02/01/50 (a)	700,000	471,744
2.80%, 01/15/51 (a)	600,000	351,948
2.89%, 11/01/51 (a)	1,533,000	904,547
2.45%, 08/15/52 (a)	500,000	270,430
4.05%, 11/01/52 (a)	303,000	225,514
5.35%, 05/15/53 (a)	500,000	456,720
2.94%, 11/01/56 (a)	1,663,000	945,931
4.95%, 10/15/58 (a)	300,000	258,342
2.65%, 08/15/62 (a)	350,000	183,523
2.99%, 11/01/63 (a)	1,000,000	553,490
5.50%, 05/15/64 (a)	350,000	318,185
Crown Castle International Corp.
1.35%, 07/15/25 (a)	200,000	184,318
4.45%, 02/15/26 (a)	300,000	290,484
3.70%, 06/15/26 (a)	250,000	236,468
1.05%, 07/15/26 (a)	100,000	87,781
4.00%, 03/01/27 (a)	200,000	187,798
2.90%, 03/15/27 (a)	250,000	226,693
3.65%, 09/01/27 (a)	300,000	275,700
3.80%, 02/15/28 (a)	300,000	275,091
Crown Castle, Inc.
4.30%, 02/15/29 (a)	150,000	138,395
3.10%, 11/15/29 (a)	300,000	255,414
3.30%, 07/01/30 (a)	200,000	168,944
2.25%, 01/15/31 (a)	350,000	271,999
2.10%, 04/01/31 (a)	200,000	152,706
2.50%, 07/15/31 (a)	250,000	195,003
5.10%, 05/01/33 (a)	200,000	184,726
2.90%, 04/01/41 (a)	300,000	192,531
4.75%, 05/15/47 (a)	150,000	116,774
5.20%, 02/15/49 (a)	150,000	125,565
4.00%, 11/15/49 (a)	50,000	34,729
4.15%, 07/01/50 (a)	150,000	107,229
3.25%, 01/15/51 (a)	350,000	213,203
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,100,000	1,260,688
9.25%, 06/01/32	50,000	60,986
Discovery Communications LLC
3.90%, 11/15/24 (a)	350,000	340,140
3.45%, 03/15/25 (a)	250,000	240,418
3.95%, 06/15/25 (a)	225,000	216,803
4.90%, 03/11/26 (a)	100,000	97,535
3.95%, 03/20/28 (a)	450,000	410,067
4.13%, 05/15/29 (a)	250,000	223,110
3.63%, 05/15/30 (a)	250,000	211,480
5.00%, 09/20/37 (a)	150,000	122,606
6.35%, 06/01/40	200,000	180,758
4.88%, 04/01/43	125,000	93,271
5.20%, 09/20/47 (a)	350,000	265,230
5.30%, 05/15/49 (a)	225,000	172,312
4.65%, 05/15/50 (a)	300,000	209,286
4.00%, 09/15/55 (a)	514,000	308,462
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	73,691
1.85%, 02/15/31 (a)	250,000	194,130
2.95%, 02/15/51 (a)	250,000	151,163
Fox Corp.
3.05%, 04/07/25 (a)	150,000	143,897
4.71%, 01/25/29 (a)	600,000	567,930
3.50%, 04/08/30 (a)	200,000	173,518
5.48%, 01/25/39 (a)	350,000	302,778
5.58%, 01/25/49 (a)	450,000	375,835
Grupo Televisa S.A.B.
8.50%, 03/11/32	100,000	113,665
6.63%, 01/15/40	200,000	195,024
5.00%, 05/13/45 (a)	200,000	158,532
6.13%, 01/31/46 (a)	250,000	228,248
5.25%, 05/24/49 (a)	200,000	164,832
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	278,550
2.40%, 03/01/31 (a)	200,000	157,084
5.40%, 10/01/48 (a)	200,000	171,632
Koninklijke KPN N.V.
8.38%, 10/01/30	240,000	268,466
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	754,584
4.60%, 05/15/28 (a)	400,000	391,284
4.80%, 05/15/30 (a)	350,000	340,966
3.85%, 08/15/32 (a)	975,000	865,800
4.95%, 05/15/33 (a)	450,000	431,734
4.45%, 08/15/52 (a)	700,000	554,589
5.60%, 05/15/53 (a)	500,000	474,020
4.65%, 08/15/62 (a)	425,000	337,582
5.75%, 05/15/63 (a)	500,000	471,970
NBCUniversal Media LLC
4.45%, 01/15/43	200,000	163,932
Netflix, Inc.
5.88%, 02/15/25	250,000	249,820
4.38%, 11/15/26	350,000	337,648
4.88%, 04/15/28	450,000	436,468
5.88%, 11/15/28	500,000	504,915
6.38%, 05/15/29	250,000	258,360
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	200,000	161,430
4.20%, 06/01/30 (a)	200,000	179,324
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	250,000	243,905
3.60%, 04/15/26 (a)	500,000	475,090

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orange S.A.
9.00%, 03/01/31	800,000	945,760
5.38%, 01/13/42	250,000	227,573
5.50%, 02/06/44 (a)	150,000	138,389
Paramount Global
3.70%, 06/01/28 (a)	150,000	131,126
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	300,000	286,281
3.63%, 12/15/25 (a)	240,000	227,426
2.90%, 11/15/26 (a)	100,000	91,307
3.20%, 03/15/27 (a)	400,000	366,052
3.80%, 03/15/32 (a)	500,000	415,300
7.50%, 08/15/38	150,000	156,045
4.50%, 03/15/42 (a)	250,000	193,708
4.50%, 03/15/43 (a)	200,000	151,168
5.45%, 10/01/43 (a)	200,000	170,640
5.00%, 03/15/44 (a)	350,000	282,467
4.30%, 02/15/48 (a)	150,000	105,380
4.35%, 05/01/49 (a)	300,000	213,948
3.70%, 11/15/49 (a)	300,000	191,964
4.55%, 03/15/52 (a)	450,000	329,296
Sprint Capital Corp.
6.88%, 11/15/28	750,000	774,810
8.75%, 03/15/32	575,000	666,218
Sprint Corp,
7.63%, 02/15/25 (a)	400,000	406,400
7.63%, 03/01/26 (a)	450,000	463,086
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	100,000	96,456
5.00%, 03/28/26	250,000	245,400
3.70%, 04/14/27 (a)	200,000	187,284
4.00%, 04/14/32 (a)	150,000	130,793
TCI Communications, Inc.
7.88%, 02/15/26	200,000	209,676
7.13%, 02/15/28	250,000	265,067
Telefonica Emisiones S.A.
4.10%, 03/08/27	350,000	329,924
7.05%, 06/20/36	550,000	566,428
4.67%, 03/06/38	200,000	160,654
5.21%, 03/08/47	700,000	556,038
4.90%, 03/06/48	375,000	283,485
5.52%, 03/01/49 (a)	375,000	308,674
Telefonica Europe BV
8.25%, 09/15/30	400,000	445,492
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	137,571
3.70%, 09/15/27 (a)	150,000	139,844
3.40%, 05/13/32 (a)	250,000	204,075
4.60%, 11/16/48 (a)	200,000	154,756
4.30%, 06/15/49 (a)	200,000	146,922
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	300,000	322,002
Time Warner Cable LLC
6.55%, 05/01/37	300,000	272,760
7.30%, 07/01/38	450,000	434,115
6.75%, 06/15/39	375,000	343,129
5.88%, 11/15/40 (a)	350,000	290,664
5.50%, 09/01/41 (a)	450,000	351,859
4.50%, 09/15/42 (a)	375,000	260,141
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	850,000	820,199
1.50%, 02/15/26 (a)	550,000	498,839
2.25%, 02/15/26 (a)	500,000	460,765
2.63%, 04/15/26 (a)	325,000	300,680
3.75%, 04/15/27 (a)	1,200,000	1,121,064
5.38%, 04/15/27 (a)	200,000	196,984
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/01/28 (a)	450,000	431,752
2.05%, 02/15/28 (a)	600,000	516,546
4.95%, 03/15/28 (a)	300,000	291,285
4.80%, 07/15/28 (a)	250,000	240,230
2.63%, 02/15/29 (a)	325,000	275,675
2.40%, 03/15/29 (a)	200,000	168,184
3.38%, 04/15/29 (a)	800,000	703,936
3.88%, 04/15/30 (a)	1,750,000	1,551,025
2.55%, 02/15/31 (a)	750,000	597,622
2.88%, 02/15/31 (a)	200,000	162,496
3.50%, 04/15/31 (a)	825,000	697,719
2.25%, 11/15/31 (a)	250,000	190,698
2.70%, 03/15/32 (a)	250,000	195,395
5.20%, 01/15/33 (a)	250,000	236,288
5.05%, 07/15/33 (a)	350,000	324,593
4.38%, 04/15/40 (a)	525,000	421,990
3.00%, 02/15/41 (a)	600,000	397,764
4.50%, 04/15/50 (a)	825,000	633,237
3.30%, 02/15/51 (a)	800,000	498,816
3.40%, 10/15/52 (a)	800,000	499,680
5.65%, 01/15/53 (a)	400,000	366,104
5.75%, 01/15/54 (a)	500,000	461,130
3.60%, 11/15/60 (a)	500,000	310,090
5.80%, 09/15/62 (a)	200,000	182,544
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	200,000	191,334
3.00%, 02/13/26	350,000	330,869
1.85%, 07/30/26	200,000	181,684
2.95%, 06/15/27	150,000	139,475
7.00%, 03/01/32	350,000	379,708
4.38%, 08/16/41	150,000	122,939
4.13%, 12/01/41	200,000	160,008
4.13%, 06/01/44	325,000	256,783
3.00%, 07/30/46	150,000	95,154
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	358,000	349,544
3.38%, 02/15/25	450,000	435,474
0.85%, 11/20/25 (a)	400,000	361,932
1.45%, 03/20/26 (a)	550,000	496,727
2.63%, 08/15/26	425,000	392,691
4.13%, 03/16/27	700,000	666,204
3.00%, 03/22/27 (a)	250,000	229,360
2.10%, 03/22/28 (a)	850,000	730,626
4.33%, 09/21/28	1,150,000	1,080,540
3.88%, 02/08/29 (a)	425,000	389,308
4.02%, 12/03/29 (a)	1,207,000	1,092,951
3.15%, 03/22/30 (a)	450,000	383,881
1.50%, 09/18/30 (a)	300,000	227,709
1.68%, 10/30/30 (a)	418,000	317,521
7.75%, 12/01/30	150,000	167,028
1.75%, 01/20/31 (a)	700,000	527,982
2.55%, 03/21/31 (a)	1,100,000	876,095
2.36%, 03/15/32 (a)	1,290,000	984,141
5.05%, 05/09/33 (a)	300,000	280,539
4.50%, 08/10/33	500,000	445,310
4.40%, 11/01/34 (a)	550,000	477,317
4.27%, 01/15/36	350,000	298,697
5.25%, 03/16/37	400,000	371,808
4.81%, 03/15/39	400,000	344,680
2.65%, 11/20/40 (a)	900,000	567,720
3.40%, 03/22/41 (a)	1,100,000	776,578
4.75%, 11/01/41	50,000	43,119
3.85%, 11/01/42 (a)	156,000	115,236
6.55%, 09/15/43	200,000	205,376
4.13%, 08/15/46	350,000	261,240
4.86%, 08/21/46	650,000	538,063
4.52%, 09/15/48	400,000	314,192
4.00%, 03/22/50 (a)	350,000	250,411

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 11/20/50 (a)	800,000	461,720
3.55%, 03/22/51 (a)	1,350,000	889,555
3.88%, 03/01/52 (a)	250,000	175,828
5.01%, 08/21/54	275,000	230,120
4.67%, 03/15/55	225,000	177,462
2.99%, 10/30/56 (a)	1,000,000	555,900
3.00%, 11/20/60 (a)	600,000	325,386
3.70%, 03/22/61 (a)	1,000,000	636,230
ViacomCBS, Inc.
4.00%, 01/15/26 (a)	250,000	236,818
2.90%, 01/15/27 (a)	250,000	221,515
3.38%, 02/15/28 (a)	150,000	130,127
4.20%, 06/01/29 (a)	189,000	162,767
7.88%, 07/30/30	225,000	227,572
4.95%, 01/15/31 (a)	250,000	214,823
4.20%, 05/19/32 (a)	325,000	258,583
5.50%, 05/15/33	150,000	129,122
6.88%, 04/30/36	325,000	294,385
5.90%, 10/15/40 (a)	100,000	78,082
4.85%, 07/01/42 (a)	200,000	134,568
4.38%, 03/15/43	500,000	322,725
5.85%, 09/01/43 (a)	300,000	232,059
5.25%, 04/01/44 (a)	150,000	104,477
4.90%, 08/15/44 (a)	200,000	133,638
4.60%, 01/15/45 (a)	125,000	79,918
4.95%, 05/19/50 (a)	300,000	203,457
Vodafone Group PLC
4.13%, 05/30/25	450,000	438,835
4.38%, 05/30/28	300,000	289,659
7.88%, 02/15/30	200,000	219,572
6.25%, 11/30/32	135,000	136,827
6.15%, 02/27/37	430,000	423,245
5.00%, 05/30/38	250,000	222,065
4.38%, 02/19/43	400,000	308,516
5.25%, 05/30/48	450,000	383,431
4.88%, 06/19/49	500,000	399,400
4.25%, 09/17/50	475,000	343,287
5.13%, 06/19/59	225,000	178,954
5.75%, 02/10/63 (a)	100,000	87,764
Walt Disney Co.
3.35%, 03/24/25	500,000	483,955
3.70%, 10/15/25 (a)	150,000	144,936
1.75%, 01/13/26	500,000	460,640
3.38%, 11/15/26 (a)	200,000	188,606
3.70%, 03/23/27	200,000	190,664
2.20%, 01/13/28	350,000	310,254
2.00%, 09/01/29 (a)	375,000	310,500
3.80%, 03/22/30	100,000	90,636
2.65%, 01/13/31	600,000	496,752
6.55%, 03/15/33	175,000	184,858
6.20%, 12/15/34	200,000	207,846
6.40%, 12/15/35	250,000	261,595
6.15%, 03/01/37	100,000	101,551
6.65%, 11/15/37	350,000	376,386
4.63%, 03/23/40 (a)	250,000	218,180
3.50%, 05/13/40 (a)	525,000	393,503
6.15%, 02/15/41	175,000	177,074
5.40%, 10/01/43	50,000	46,631
4.75%, 09/15/44 (a)	190,000	162,327
4.95%, 10/15/45 (a)	135,000	116,760
7.75%, 12/01/45	100,000	120,338
4.75%, 11/15/46 (a)	125,000	104,795
2.75%, 09/01/49 (a)	500,000	296,115
4.70%, 03/23/50 (a)(f)	550,000	466,752
3.60%, 01/13/51 (a)	800,000	556,904
3.80%, 05/13/60 (a)	475,000	328,657
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Warnermedia Holdings, Inc.
3.64%, 03/15/25	500,000	482,250
3.76%, 03/15/27 (a)	1,250,000	1,154,375
4.05%, 03/15/29 (a)	450,000	401,638
4.28%, 03/15/32 (a)	1,350,000	1,146,082
5.05%, 03/15/42 (a)	1,275,000	987,360
5.14%, 03/15/52 (a)	1,950,000	1,448,830
5.39%, 03/15/62 (a)	800,000	590,872
Weibo Corp.
3.38%, 07/08/30 (a)	300,000	234,270
		143,723,684
Consumer Cyclical 1.7%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	600,000	584,562
3.40%, 12/06/27 (a)	850,000	781,371
2.13%, 02/09/31 (a)(f)	450,000	351,553
4.50%, 11/28/34 (a)	200,000	173,430
4.00%, 12/06/37 (a)	300,000	232,326
2.70%, 02/09/41 (a)	250,000	150,310
4.20%, 12/06/47 (a)	350,000	245,003
3.15%, 02/09/51 (a)	425,000	241,230
4.40%, 12/06/57 (a)	300,000	207,627
3.25%, 02/09/61 (a)	300,000	161,595
Amazon.com, Inc.
4.70%, 11/29/24	250,000	247,740
3.80%, 12/05/24 (a)	450,000	441,238
3.00%, 04/13/25	500,000	483,020
0.80%, 06/03/25 (a)	250,000	231,865
4.60%, 12/01/25	350,000	345,411
5.20%, 12/03/25 (a)	200,000	199,928
1.00%, 05/12/26 (a)	825,000	742,079
3.30%, 04/13/27 (a)	600,000	564,894
1.20%, 06/03/27 (a)	300,000	260,796
3.15%, 08/22/27 (a)	750,000	697,800
4.55%, 12/01/27 (a)	500,000	489,890
1.65%, 05/12/28 (a)	700,000	602,728
3.45%, 04/13/29 (a)	350,000	323,368
4.65%, 12/01/29 (a)	625,000	609,787
1.50%, 06/03/30 (a)	700,000	554,967
2.10%, 05/12/31 (a)	700,000	562,583
3.60%, 04/13/32 (a)	700,000	621,572
4.70%, 12/01/32 (a)	625,000	596,706
4.80%, 12/05/34 (a)	300,000	288,789
3.88%, 08/22/37 (a)	700,000	597,135
2.88%, 05/12/41 (a)	650,000	458,594
4.95%, 12/05/44 (a)	400,000	372,384
4.05%, 08/22/47 (a)	1,050,000	844,599
2.50%, 06/03/50 (a)	750,000	439,057
3.10%, 05/12/51 (a)	955,000	630,586
3.95%, 04/13/52 (a)	700,000	541,247
4.25%, 08/22/57 (a)	525,000	420,541
2.70%, 06/03/60 (a)	620,000	349,804
3.25%, 05/12/61 (a)	500,000	319,035
4.10%, 04/13/62 (a)	325,000	247,643
American Honda Finance Corp.
1.50%, 01/13/25	300,000	284,544
5.00%, 05/23/25	400,000	395,636
1.20%, 07/08/25	300,000	277,947
1.00%, 09/10/25	200,000	183,238
1.30%, 09/09/26	300,000	266,367
2.30%, 09/09/26	350,000	320,271
2.35%, 01/08/27	200,000	181,526
3.50%, 02/15/28	200,000	185,054
2.00%, 03/24/28	300,000	259,473
5.13%, 07/07/28	300,000	295,491
2.25%, 01/12/29	350,000	299,582

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 04/17/30	200,000	189,768
1.80%, 01/13/31	200,000	155,354
Aptiv PLC
2.40%, 02/18/25 (a)	200,000	190,302
4.35%, 03/15/29 (a)	100,000	94,322
3.25%, 03/01/32 (a)	250,000	205,028
4.40%, 10/01/46 (a)	75,000	54,389
5.40%, 03/15/49 (a)	125,000	104,313
3.10%, 12/01/51 (a)	350,000	200,176
4.15%, 05/01/52 (a)	300,000	208,365
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	96,695
3.80%, 11/15/27 (a)	350,000	314,786
4.75%, 06/01/30 (a)	300,000	270,609
2.40%, 08/01/31 (a)	150,000	110,828
AutoZone, Inc.
3.25%, 04/15/25 (a)	200,000	192,482
3.63%, 04/15/25 (a)	100,000	96,745
3.13%, 04/21/26 (a)	50,000	46,953
3.75%, 06/01/27 (a)	200,000	188,268
3.75%, 04/18/29 (a)	200,000	180,602
4.00%, 04/15/30 (a)	250,000	225,032
1.65%, 01/15/31 (a)	150,000	112,742
4.75%, 08/01/32 (a)	225,000	206,125
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	94,965
1.95%, 10/01/30 (a)	200,000	156,042
Block Financial LLC
5.25%, 10/01/25 (a)	125,000	122,906
2.50%, 07/15/28 (a)	150,000	127,553
3.88%, 08/15/30 (a)	200,000	172,064
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	625,000	596,069
3.55%, 03/15/28 (a)	150,000	139,524
4.63%, 04/13/30 (a)	500,000	474,590
BorgWarner, Inc.
2.65%, 07/01/27 (a)	425,000	379,848
4.38%, 03/15/45 (a)	150,000	111,587
CBRE Services, Inc.
4.88%, 03/01/26 (a)	150,000	145,973
2.50%, 04/01/31 (a)	375,000	290,287
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	86,381
3.70%, 01/15/31 (a)	200,000	166,648
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	450,000	419,238
1.60%, 04/20/30 (a)	400,000	321,100
1.75%, 04/20/32 (a)	600,000	459,990
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	137,237
1.50%, 09/01/30 (a)	250,000	195,358
4.88%, 10/01/43 (a)	100,000	88,211
2.60%, 09/01/50 (a)	200,000	115,784
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	145,168
4.55%, 02/15/48 (a)	120,000	93,077
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	173,171
4.10%, 01/15/52 (a)	200,000	121,818
Dollar General Corp.
4.15%, 11/01/25 (a)	89,000	85,848
3.88%, 04/15/27 (a)	150,000	140,459
4.63%, 11/01/27 (a)	200,000	191,350
4.13%, 05/01/28 (a)	150,000	139,853
3.50%, 04/03/30 (a)	300,000	256,194
5.00%, 11/01/32 (a)	200,000	181,370
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.45%, 07/05/33 (a)	300,000	277,512
4.13%, 04/03/50 (a)	175,000	118,678
5.50%, 11/01/52 (a)	100,000	83,892
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	250,000	241,980
4.20%, 05/15/28 (a)	325,000	302,477
2.65%, 12/01/31 (a)	250,000	193,663
3.38%, 12/01/51 (a)	150,000	88,710
DR Horton, Inc.
2.50%, 10/15/24 (a)	150,000	144,702
2.60%, 10/15/25 (a)	210,000	196,398
1.40%, 10/15/27 (a)	225,000	190,994
eBay, Inc.
1.90%, 03/11/25 (a)	150,000	141,815
1.40%, 05/10/26 (a)	200,000	179,130
3.60%, 06/05/27 (a)	350,000	325,794
2.70%, 03/11/30 (a)	200,000	166,144
2.60%, 05/10/31 (a)	250,000	200,310
6.30%, 11/22/32 (a)	100,000	101,895
4.00%, 07/15/42 (a)	250,000	183,638
3.65%, 05/10/51 (a)	250,000	165,550
Expedia Group, Inc.
5.00%, 02/15/26 (a)	100,000	98,018
4.63%, 08/01/27 (a)	225,000	214,634
3.80%, 02/15/28 (a)	300,000	274,164
3.25%, 02/15/30 (a)	475,000	402,049
2.95%, 03/15/31 (a)	100,000	80,469
Ford Foundation
2.42%, 06/01/50 (a)	250,000	145,480
2.82%, 06/01/70 (a)	130,000	71,400
General Motors Co.
4.00%, 04/01/25	150,000	145,163
6.13%, 10/01/25 (a)	350,000	349,499
4.20%, 10/01/27 (a)	250,000	233,212
6.80%, 10/01/27 (a)	450,000	459,337
5.00%, 10/01/28 (a)(f)	300,000	286,140
5.40%, 10/15/29 (a)	400,000	380,468
5.60%, 10/15/32 (a)	350,000	326,616
5.00%, 04/01/35	200,000	171,998
6.60%, 04/01/36 (a)	350,000	340,378
5.15%, 04/01/38 (a)	350,000	292,418
6.25%, 10/02/43	400,000	358,452
5.20%, 04/01/45	400,000	312,132
6.75%, 04/01/46 (a)	250,000	234,027
5.40%, 04/01/48 (a)	200,000	158,484
5.95%, 04/01/49 (a)	200,000	169,652
General Motors Financial Co., Inc.
1.20%, 10/15/24	200,000	190,124
3.50%, 11/07/24 (a)	250,000	242,767
4.00%, 01/15/25 (a)	250,000	242,790
2.90%, 02/26/25 (a)	500,000	477,165
3.80%, 04/07/25	350,000	337,410
4.35%, 04/09/25 (a)	61,000	59,319
2.75%, 06/20/25 (a)	250,000	235,530
6.05%, 10/10/25	375,000	373,294
1.25%, 01/08/26 (a)	425,000	379,984
5.25%, 03/01/26 (a)	400,000	390,896
5.40%, 04/06/26	500,000	489,720
1.50%, 06/10/26 (a)	550,000	486,266
4.00%, 10/06/26 (a)	300,000	281,166
4.35%, 01/17/27 (a)	500,000	470,675
2.35%, 02/26/27 (a)	250,000	220,385
5.00%, 04/09/27 (a)	400,000	384,076
2.70%, 08/20/27 (a)	300,000	263,220
3.85%, 01/05/28 (a)	175,000	158,949
2.40%, 04/10/28 (a)	300,000	255,333
2.40%, 10/15/28 (a)	300,000	248,991

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.65%, 01/17/29 (a)	150,000	145,442
4.30%, 04/06/29 (a)	350,000	314,268
3.60%, 06/21/30 (a)	500,000	418,785
2.35%, 01/08/31 (a)	300,000	226,779
2.70%, 06/10/31 (a)	350,000	268,044
3.10%, 01/12/32 (a)	700,000	542,031
6.40%, 01/09/33 (a)	100,000	97,569
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	94,808
2.75%, 02/01/32 (a)	250,000	195,075
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	300,000	294,081
5.38%, 04/15/26 (a)	300,000	291,228
5.75%, 06/01/28 (a)	150,000	144,000
5.30%, 01/15/29 (a)	225,000	208,877
4.00%, 01/15/30 (a)	200,000	170,100
4.00%, 01/15/31 (a)	200,000	166,752
3.25%, 01/15/32 (a)	200,000	155,314
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,467
4.63%, 07/28/45 (a)	100,000	73,032
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	200,000	194,278
Home Depot, Inc.
3.35%, 09/15/25 (a)	300,000	288,579
3.00%, 04/01/26 (a)	400,000	379,164
2.13%, 09/15/26 (a)	300,000	275,271
2.50%, 04/15/27 (a)	200,000	182,392
2.80%, 09/14/27 (a)	150,000	137,465
0.90%, 03/15/28 (a)	275,000	229,641
1.50%, 09/15/28 (a)	450,000	378,225
3.90%, 12/06/28 (a)	300,000	282,903
2.95%, 06/15/29 (a)	650,000	578,695
2.70%, 04/15/30 (a)	550,000	469,436
1.38%, 03/15/31 (a)	275,000	208,285
1.88%, 09/15/31 (a)	300,000	232,848
3.25%, 04/15/32 (a)	400,000	343,552
4.50%, 09/15/32 (a)	500,000	471,960
5.88%, 12/16/36	850,000	875,406
3.30%, 04/15/40 (a)	355,000	264,368
5.40%, 09/15/40 (a)	206,000	197,224
5.95%, 04/01/41 (a)	200,000	204,804
4.20%, 04/01/43 (a)	250,000	204,913
4.88%, 02/15/44 (a)	150,000	134,265
4.40%, 03/15/45 (a)	325,000	268,473
4.25%, 04/01/46 (a)	400,000	320,532
3.90%, 06/15/47 (a)	410,000	313,064
4.50%, 12/06/48 (a)	350,000	293,436
3.13%, 12/15/49 (a)	400,000	261,052
3.35%, 04/15/50 (a)	300,000	204,684
2.38%, 03/15/51 (a)	400,000	219,900
2.75%, 09/15/51 (a)	250,000	148,490
3.63%, 04/15/52 (a)	400,000	285,188
4.95%, 09/15/52 (a)	300,000	268,551
3.50%, 09/15/56 (a)	297,000	201,550
Honda Motor Co., Ltd.
2.27%, 03/10/25 (a)	250,000	238,455
2.53%, 03/10/27 (a)	200,000	181,844
2.97%, 03/10/32 (a)	225,000	189,486
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	25,000	23,989
5.38%, 04/23/25 (a)(d)	200,000	197,794
4.85%, 03/15/26 (a)	375,000	366,394
4.38%, 09/15/28 (a)	250,000	231,037
5.75%, 04/23/30 (a)(d)	150,000	145,334
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JD.com, Inc.
3.88%, 04/29/26	200,000	190,996
3.38%, 01/14/30 (a)(f)	200,000	172,140
4.13%, 01/14/50 (a)	100,000	69,036
Lear Corp.
3.80%, 09/15/27 (a)	150,000	138,711
4.25%, 05/15/29 (a)	225,000	204,444
2.60%, 01/15/32 (a)	100,000	75,860
5.25%, 05/15/49 (a)	250,000	202,943
Lennar Corp.
4.75%, 05/30/25 (a)	175,000	171,203
5.25%, 06/01/26 (a)	100,000	98,568
5.00%, 06/15/27 (a)	180,000	174,929
4.75%, 11/29/27 (a)	200,000	192,636
LKQ Corp.
5.75%, 06/15/28 (a)(c)	225,000	219,958
6.25%, 06/15/33 (a)(c)	200,000	193,616
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	200,000	195,014
3.38%, 09/15/25 (a)	400,000	382,740
2.50%, 04/15/26 (a)	450,000	418,117
3.10%, 05/03/27 (a)	710,000	654,002
1.30%, 04/15/28 (a)	350,000	291,420
6.50%, 03/15/29	301,000	317,627
3.65%, 04/05/29 (a)	672,000	610,183
4.50%, 04/15/30 (a)	400,000	373,312
1.70%, 10/15/30 (a)	300,000	230,136
2.63%, 04/01/31 (a)	500,000	405,005
3.75%, 04/01/32 (a)	500,000	433,060
5.00%, 04/15/33 (a)	325,000	306,111
5.00%, 04/15/40 (a)	250,000	219,228
4.65%, 04/15/42 (a)	150,000	124,614
4.38%, 09/15/45 (a)	250,000	193,530
3.70%, 04/15/46 (a)	550,000	381,051
4.05%, 05/03/47 (a)	450,000	332,163
4.55%, 04/05/49 (a)	200,000	157,246
5.13%, 04/15/50 (a)	150,000	129,003
3.00%, 10/15/50 (a)	395,000	232,999
3.50%, 04/01/51 (a)	175,000	113,262
4.25%, 04/01/52 (a)	300,000	221,592
5.63%, 04/15/53 (a)	400,000	363,948
5.75%, 07/01/53 (a)	150,000	140,147
4.45%, 04/01/62 (a)	375,000	273,634
5.80%, 09/15/62 (a)	300,000	273,138
5.85%, 04/01/63 (a)	150,000	137,567
Magna International, Inc.
4.15%, 10/01/25 (a)	250,000	242,452
2.45%, 06/15/30 (a)	125,000	102,476
Marriott International, Inc.
3.75%, 03/15/25 (a)	150,000	145,322
5.75%, 05/01/25 (a)	250,000	249,507
3.75%, 10/01/25 (a)	150,000	144,174
3.13%, 06/15/26 (a)	300,000	280,608
4.65%, 12/01/28 (a)	150,000	142,340
4.63%, 06/15/30 (a)	500,000	460,370
2.85%, 04/15/31 (a)	325,000	261,875
3.50%, 10/15/32 (a)	475,000	388,854
McDonald's Corp.
3.38%, 05/26/25 (a)	200,000	193,118
3.30%, 07/01/25 (a)	200,000	192,626
3.70%, 01/30/26 (a)	500,000	480,955
3.50%, 03/01/27 (a)	250,000	235,267
3.50%, 07/01/27 (a)	350,000	327,677
3.80%, 04/01/28 (a)	350,000	328,909
4.80%, 08/14/28 (a)	150,000	146,795
2.63%, 09/01/29 (a)	300,000	259,188
2.13%, 03/01/30 (a)	250,000	204,963

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 07/01/30 (a)	350,000	312,830
4.60%, 09/09/32 (a)(f)	200,000	187,934
4.70%, 12/09/35 (a)	300,000	273,816
6.30%, 10/15/37	230,000	239,545
6.30%, 03/01/38	250,000	260,750
5.70%, 02/01/39	83,000	80,744
3.70%, 02/15/42	100,000	75,000
3.63%, 05/01/43	200,000	146,748
4.60%, 05/26/45 (a)	100,000	83,282
4.88%, 12/09/45 (a)	525,000	454,424
4.45%, 03/01/47 (a)	325,000	265,203
4.45%, 09/01/48 (a)	250,000	204,440
3.63%, 09/01/49 (a)	475,000	335,146
4.20%, 04/01/50 (a)	150,000	116,579
5.15%, 09/09/52 (a)	250,000	224,287
5.45%, 08/14/53 (a)	225,000	211,295
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	84,094
2.50%, 01/15/31 (a)	100,000	74,888
6.00%, 01/15/43 (a)	135,000	113,374
3.97%, 08/06/61 (a)	100,000	55,562
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	400,000	473,764
NIKE, Inc.
2.40%, 03/27/25 (a)	300,000	287,016
2.38%, 11/01/26 (a)	300,000	276,108
2.75%, 03/27/27 (a)	250,000	230,855
2.85%, 03/27/30 (a)	550,000	475,920
3.25%, 03/27/40 (a)	300,000	227,478
3.63%, 05/01/43 (a)	115,000	89,939
3.88%, 11/01/45 (a)	125,000	99,654
3.38%, 11/01/46 (a)	150,000	107,867
3.38%, 03/27/50 (a)	450,000	321,309
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	208,500
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	190,388
3.60%, 09/01/27 (a)	250,000	233,592
4.35%, 06/01/28 (a)	209,000	199,739
3.90%, 06/01/29 (a)	260,000	239,270
1.75%, 03/15/31 (a)	250,000	190,663
PACCAR Financial Corp.
0.90%, 11/08/24	150,000	142,346
1.80%, 02/06/25	300,000	285,369
2.85%, 04/07/25	100,000	96,113
3.55%, 08/11/25	175,000	169,328
4.95%, 10/03/25	130,000	129,009
4.45%, 03/30/26	150,000	147,657
1.10%, 05/11/26	250,000	224,952
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	148,976
5.00%, 01/15/27 (a)	150,000	146,673
7.88%, 06/15/32	25,000	27,672
6.38%, 05/15/33	150,000	150,782
6.00%, 02/15/35	100,000	96,351
PVH Corp.
4.63%, 07/10/25 (a)(c)	150,000	145,062
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	170,000	163,907
2.95%, 06/15/30 (a)	200,000	171,178
Rockefeller Foundation
2.49%, 10/01/50 (a)	200,000	115,496
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	196,056
0.88%, 04/15/26 (a)	150,000	133,124
1.88%, 04/15/31 (a)	150,000	114,618
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sands China Ltd.
5.38%, 08/08/25 (a)(d)	500,000	484,675
4.30%, 01/08/26 (a)(d)	200,000	187,428
5.65%, 08/08/28 (a)(d)	600,000	564,744
3.10%, 03/08/29 (a)(d)	200,000	165,262
4.88%, 06/18/30 (a)(d)	200,000	172,872
3.50%, 08/08/31 (a)(d)	200,000	158,110
Starbucks Corp.
3.80%, 08/15/25 (a)	350,000	338,842
4.75%, 02/15/26	250,000	246,322
2.00%, 03/12/27 (a)	200,000	178,242
3.50%, 03/01/28 (a)	150,000	138,792
4.00%, 11/15/28 (a)	250,000	235,010
3.55%, 08/15/29 (a)	300,000	271,212
2.25%, 03/12/30 (a)	250,000	204,980
2.55%, 11/15/30 (a)	475,000	390,003
3.00%, 02/14/32 (a)	150,000	124,053
4.80%, 02/15/33 (a)	150,000	141,233
4.30%, 06/15/45 (a)	125,000	98,296
3.75%, 12/01/47 (a)	150,000	106,520
4.50%, 11/15/48 (a)	250,000	199,900
4.45%, 08/15/49 (a)	325,000	258,069
3.35%, 03/12/50 (a)	200,000	131,252
3.50%, 11/15/50 (a)	300,000	203,022
Tapestry, Inc.
4.25%, 04/01/25 (a)	100,000	97,094
4.13%, 07/15/27 (a)	150,000	138,266
3.05%, 03/15/32 (a)	100,000	73,274
Target Corp.
2.25%, 04/15/25 (a)	500,000	476,410
2.50%, 04/15/26	400,000	376,168
3.38%, 04/15/29 (a)	375,000	344,021
2.35%, 02/15/30 (a)	300,000	250,980
2.65%, 09/15/30 (a)	250,000	211,180
4.50%, 09/15/32 (a)	300,000	279,276
6.50%, 10/15/37	200,000	212,394
7.00%, 01/15/38	100,000	112,283
4.00%, 07/01/42	450,000	367,609
3.63%, 04/15/46	125,000	91,523
3.90%, 11/15/47 (a)	200,000	153,172
2.95%, 01/15/52 (a)	300,000	182,580
4.80%, 01/15/53 (a)	200,000	171,278
The California Endowment
2.50%, 04/01/51 (a)	150,000	87,054
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	367,668
1.15%, 05/15/28 (a)	100,000	83,782
3.88%, 04/15/30 (a)	250,000	229,790
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	150,000	146,240
4.88%, 03/15/27 (a)	250,000	240,082
3.80%, 11/01/29 (a)	50,000	43,716
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	272,340
3.67%, 07/20/28	250,000	233,975
2.76%, 07/02/29	150,000	132,233
Toyota Motor Credit Corp.
4.80%, 01/10/25	350,000	346,878
1.45%, 01/13/25	150,000	142,416
1.80%, 02/13/25	500,000	475,285
3.00%, 04/01/25	550,000	529,870
3.95%, 06/30/25	400,000	389,488
0.80%, 10/16/25	400,000	364,260
0.80%, 01/09/26	300,000	270,708
4.45%, 05/18/26	500,000	489,130
1.13%, 06/18/26	250,000	223,275
3.20%, 01/11/27	450,000	421,020

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 03/22/27	550,000	510,147
1.15%, 08/13/27	400,000	342,632
4.55%, 09/20/27	300,000	291,723
5.45%, 11/10/27	125,000	125,464
3.05%, 01/11/28	250,000	229,470
4.63%, 01/12/28	300,000	293,073
3.65%, 01/08/29	400,000	371,160
2.15%, 02/13/30	250,000	206,488
3.38%, 04/01/30	600,000	530,844
1.65%, 01/10/31	300,000	232,035
1.90%, 09/12/31	150,000	115,730
4.70%, 01/12/33	250,000	236,370
Tractor Supply Co.
1.75%, 11/01/30 (a)	250,000	190,238
5.25%, 05/15/33 (a)	200,000	188,694
VF Corp.
2.40%, 04/23/25 (a)	125,000	117,810
2.80%, 04/23/27 (a)	150,000	133,425
2.95%, 04/23/30 (a)	550,000	433,323
VICI Properties LP
4.75%, 02/15/28 (a)	400,000	374,644
4.95%, 02/15/30 (a)	300,000	275,310
5.13%, 05/15/32 (a)	400,000	359,076
5.63%, 05/15/52 (a)	200,000	166,996
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	300,000	292,068
3.45%, 06/01/26 (a)	400,000	370,928
3.20%, 04/15/30 (a)	175,000	142,499
4.50%, 11/18/34 (a)	100,000	83,919
4.80%, 11/18/44 (a)	250,000	179,688
4.65%, 06/01/46 (a)	125,000	90,585
4.10%, 04/15/50 (a)	225,000	139,991
Walmart, Inc.
2.65%, 12/15/24 (a)	200,000	193,856
3.55%, 06/26/25 (a)	300,000	291,000
3.90%, 09/09/25	500,000	487,455
3.05%, 07/08/26 (a)	100,000	94,849
1.05%, 09/17/26 (a)	100,000	89,135
5.88%, 04/05/27	300,000	310,701
3.95%, 09/09/27 (a)	100,000	96,367
3.70%, 06/26/28 (a)	750,000	710,235
1.50%, 09/22/28 (a)	200,000	169,614
3.25%, 07/08/29 (a)	350,000	319,536
2.38%, 09/24/29 (a)	150,000	130,514
7.55%, 02/15/30	250,000	283,142
1.80%, 09/22/31 (a)	600,000	472,476
4.15%, 09/09/32 (a)	600,000	558,984
4.10%, 04/15/33 (a)	325,000	297,615
5.25%, 09/01/35	600,000	600,492
6.50%, 08/15/37	100,000	110,873
6.20%, 04/15/38	150,000	163,476
3.95%, 06/28/38 (a)	350,000	300,324
5.63%, 04/01/40	100,000	101,113
5.00%, 10/25/40	150,000	143,628
5.63%, 04/15/41	150,000	152,219
2.50%, 09/22/41 (a)	450,000	301,063
4.00%, 04/11/43 (a)	225,000	185,177
4.30%, 04/22/44 (a)	200,000	172,162
3.63%, 12/15/47 (a)	150,000	113,822
4.05%, 06/29/48 (a)	500,000	410,665
2.95%, 09/24/49 (a)	350,000	229,950
2.65%, 09/22/51 (a)	250,000	154,290
4.50%, 04/15/53 (a)	400,000	345,132
		114,026,369
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consumer Non-Cyclical 3.7%
Abbott Laboratories
3.88%, 09/15/25 (a)	100,000	97,431
3.75%, 11/30/26 (a)	508,000	487,502
1.15%, 01/30/28 (a)	350,000	298,228
1.40%, 06/30/30 (a)	100,000	79,388
4.75%, 11/30/36 (a)	500,000	473,825
6.15%, 11/30/37	150,000	160,400
6.00%, 04/01/39	160,000	168,182
5.30%, 05/27/40	245,000	240,095
4.75%, 04/15/43 (a)	200,000	181,436
4.90%, 11/30/46 (a)	850,000	777,478
AbbVie, Inc.
2.60%, 11/21/24 (a)	1,050,000	1,012,294
3.80%, 03/15/25 (a)	500,000	486,135
3.60%, 05/14/25 (a)	1,135,000	1,097,375
3.20%, 05/14/26 (a)	550,000	519,722
2.95%, 11/21/26 (a)	1,100,000	1,021,251
4.25%, 11/14/28 (a)	590,000	560,978
3.20%, 11/21/29 (a)	1,720,000	1,518,278
4.55%, 03/15/35 (a)	500,000	455,160
4.50%, 05/14/35 (a)	625,000	565,119
4.30%, 05/14/36 (a)	375,000	329,111
4.05%, 11/21/39 (a)	1,050,000	857,923
4.63%, 10/01/42 (a)	150,000	126,506
4.40%, 11/06/42	750,000	622,500
4.85%, 06/15/44 (a)	275,000	238,582
4.75%, 03/15/45 (a)	218,000	187,249
4.70%, 05/14/45 (a)	775,000	661,648
4.45%, 05/14/46 (a)	550,000	449,427
4.88%, 11/14/48 (a)	500,000	437,665
4.25%, 11/21/49 (a)	1,600,000	1,268,912
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	89,819
Adventist Health System
2.95%, 03/01/29 (a)	275,000	238,144
3.63%, 03/01/49 (a)	50,000	32,694
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	93,908
2.21%, 06/15/30 (a)	150,000	121,923
4.27%, 08/15/48 (a)	89,000	71,238
3.39%, 10/15/49 (a)	200,000	136,490
3.01%, 06/15/50 (a)	50,000	31,329
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	299,250
2.30%, 03/12/31 (a)	250,000	197,895
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	158,519
AHS Hospital Corp.
5.02%, 07/01/45	100,000	89,747
2.78%, 07/01/51 (a)	150,000	88,382
Allina Health System
3.89%, 04/15/49	100,000	74,798
2.90%, 11/15/51 (a)	100,000	60,296
Altria Group, Inc.
2.35%, 05/06/25 (a)	250,000	236,490
4.40%, 02/14/26 (a)	250,000	242,772
2.63%, 09/16/26 (a)	150,000	138,371
4.80%, 02/14/29 (a)	560,000	532,790
3.40%, 05/06/30 (a)	200,000	171,098
2.45%, 02/04/32 (a)	550,000	414,711
5.80%, 02/14/39 (a)	450,000	417,073
3.40%, 02/04/41 (a)	425,000	275,978
4.25%, 08/09/42	275,000	198,820
4.50%, 05/02/43	250,000	185,905
5.38%, 01/31/44	500,000	449,170

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 09/16/46 (a)	450,000	293,638
5.95%, 02/14/49 (a)	650,000	582,861
4.45%, 05/06/50 (a)	200,000	141,458
3.70%, 02/04/51 (a)	400,000	247,980
4.00%, 02/04/61 (a)	200,000	127,420
Amgen, Inc.
1.90%, 02/21/25 (a)	150,000	142,649
5.25%, 03/02/25	840,000	833,944
3.13%, 05/01/25 (a)	250,000	240,092
2.60%, 08/19/26 (a)	400,000	369,344
2.20%, 02/21/27 (a)	450,000	404,100
3.20%, 11/02/27 (a)	400,000	367,288
5.15%, 03/02/28 (a)	1,050,000	1,033,105
1.65%, 08/15/28 (a)	200,000	168,226
3.00%, 02/22/29 (a)	250,000	222,127
4.05%, 08/18/29 (a)	400,000	371,168
2.45%, 02/21/30 (a)	400,000	331,324
5.25%, 03/02/30 (a)	750,000	732,757
2.30%, 02/25/31 (a)	425,000	340,637
2.00%, 01/15/32 (a)	400,000	303,240
3.35%, 02/22/32 (a)	250,000	211,095
4.20%, 03/01/33 (a)	225,000	199,836
5.25%, 03/02/33 (a)	1,250,000	1,195,287
6.38%, 06/01/37	50,000	51,590
6.40%, 02/01/39	50,000	51,271
3.15%, 02/21/40 (a)	500,000	353,060
5.75%, 03/15/40	100,000	94,840
2.80%, 08/15/41 (a)	200,000	129,876
4.95%, 10/01/41	225,000	195,820
5.15%, 11/15/41 (a)	276,000	244,230
5.65%, 06/15/42 (a)	100,000	93,481
5.60%, 03/02/43 (a)	750,000	698,692
4.40%, 05/01/45 (a)	700,000	555,037
4.56%, 06/15/48 (a)	400,000	321,712
3.38%, 02/21/50 (a)	650,000	425,659
4.66%, 06/15/51 (a)	1,050,000	850,132
3.00%, 01/15/52 (a)	200,000	121,102
4.20%, 02/22/52 (a)	250,000	187,263
4.88%, 03/01/53 (a)	300,000	250,482
5.65%, 03/02/53 (a)	1,000,000	936,070
2.77%, 09/01/53 (a)	322,000	179,315
4.40%, 02/22/62 (a)	350,000	259,742
5.75%, 03/02/63 (a)	800,000	739,936
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	900,000	865,116
4.70%, 02/01/36 (a)	1,525,000	1,398,928
4.90%, 02/01/46 (a)	2,700,000	2,352,483
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	187,000	170,907
4.63%, 02/01/44	250,000	212,717
4.90%, 02/01/46 (a)	475,000	414,428
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	750,000	709,732
4.75%, 01/23/29 (a)	1,100,000	1,067,209
3.50%, 06/01/30 (a)	500,000	445,660
4.90%, 01/23/31 (a)	275,000	267,864
4.38%, 04/15/38 (a)	125,000	108,515
8.20%, 01/15/39	350,000	427,777
5.45%, 01/23/39 (a)	600,000	581,094
8.00%, 11/15/39	125,000	148,943
4.35%, 06/01/40 (a)	400,000	339,432
4.95%, 01/15/42	490,000	444,513
4.60%, 04/15/48 (a)	700,000	592,620
4.44%, 10/06/48 (a)	350,000	287,913
5.55%, 01/23/49 (a)	1,100,000	1,057,408
4.50%, 06/01/50 (a)	450,000	375,403
4.75%, 04/15/58 (a)	300,000	251,526
5.80%, 01/23/59 (a)	700,000	686,196
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	500,000	464,795
3.25%, 03/27/30 (a)	450,000	398,664
5.38%, 09/15/35	200,000	195,978
3.75%, 09/15/47 (a)	190,000	140,530
4.50%, 03/15/49 (a)	250,000	211,297
2.70%, 09/15/51 (a)	200,000	120,326
Ascension Health
2.53%, 11/15/29 (a)	270,000	230,080
3.11%, 11/15/39 (a)	200,000	144,740
3.95%, 11/15/46	325,000	251,345
4.85%, 11/15/53	125,000	111,258
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	350,000	314,538
4.88%, 03/03/28 (a)	300,000	294,813
1.75%, 05/28/28 (a)	350,000	299,537
4.90%, 03/03/30 (a)	350,000	341,085
2.25%, 05/28/31 (a)	100,000	80,513
AstraZeneca PLC
3.38%, 11/16/25	400,000	383,652
0.70%, 04/08/26 (a)	375,000	334,594
3.13%, 06/12/27 (a)	50,000	46,435
4.00%, 01/17/29 (a)	210,000	197,839
1.38%, 08/06/30 (a)	550,000	425,810
6.45%, 09/15/37	800,000	864,304
4.00%, 09/18/42	350,000	284,536
4.38%, 11/16/45	250,000	209,792
4.38%, 08/17/48 (a)	300,000	252,123
2.13%, 08/06/50 (a)	200,000	109,058
3.00%, 05/28/51 (a)	250,000	163,685
Banner Health
2.34%, 01/01/30 (a)	175,000	145,374
1.90%, 01/01/31 (a)	150,000	117,143
3.18%, 01/01/50 (a)	100,000	64,889
2.91%, 01/01/51 (a)	100,000	59,718
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	26,675
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	150,000	99,381
BAT Capital Corp.
3.22%, 09/06/26 (a)	300,000	278,364
4.70%, 04/02/27 (a)	250,000	239,375
3.56%, 08/15/27 (a)	1,000,000	914,170
2.26%, 03/25/28 (a)	500,000	422,880
3.46%, 09/06/29 (a)	200,000	171,454
4.91%, 04/02/30 (a)	300,000	275,322
6.34%, 08/02/30 (a)	250,000	246,340
2.73%, 03/25/31 (a)	350,000	269,955
4.74%, 03/16/32 (a)	225,000	198,284
7.75%, 10/19/32 (a)	250,000	264,362
4.39%, 08/15/37 (a)	750,000	572,595
3.73%, 09/25/40 (a)	250,000	167,213
7.08%, 08/02/43 (a)	200,000	191,964
4.54%, 08/15/47 (a)	600,000	413,508
4.76%, 09/06/49 (a)	300,000	211,008
5.28%, 04/02/50 (a)	100,000	75,865
3.98%, 09/25/50 (a)	300,000	188,385
5.65%, 03/16/52 (a)	450,000	360,576
7.08%, 08/02/53 (a)	300,000	283,485
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	315,311
4.45%, 03/16/28 (a)	300,000	279,519
Baxalta, Inc.
4.00%, 06/23/25 (a)	225,000	218,270
5.25%, 06/23/45 (a)	173,000	155,510

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baxter International, Inc.
1.32%, 11/29/24	450,000	426,109
2.60%, 08/15/26 (a)	200,000	183,240
1.92%, 02/01/27 (a)	500,000	441,360
2.27%, 12/01/28 (a)	200,000	168,716
3.95%, 04/01/30 (a)	100,000	89,031
1.73%, 04/01/31 (a)	200,000	149,770
2.54%, 02/01/32 (a)	450,000	348,646
3.50%, 08/15/46 (a)	150,000	95,253
3.13%, 12/01/51 (a)	150,000	89,277
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	110,894
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	77,732
4.19%, 11/15/45 (a)	150,000	118,970
3.97%, 11/15/46 (a)	50,000	38,186
2.84%, 11/15/50 (a)	325,000	196,469
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	262,000	255,474
3.70%, 06/06/27 (a)	481,000	451,058
4.69%, 02/13/28 (a)	200,000	193,876
2.82%, 05/20/30 (a)	350,000	294,570
1.96%, 02/11/31 (a)	300,000	234,831
4.69%, 12/15/44 (a)	300,000	252,714
4.67%, 06/06/47 (a)	350,000	291,175
3.79%, 05/20/50 (a)	150,000	108,273
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	150,000	86,072
Biogen, Inc.
4.05%, 09/15/25 (a)	500,000	482,920
2.25%, 05/01/30 (a)	500,000	399,415
3.15%, 05/01/50 (a)	625,000	382,506
3.25%, 02/15/51 (a)	335,000	207,938
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	150,000	138,413
3.70%, 03/15/32 (a)	250,000	210,592
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	94,606
3.46%, 06/01/30 (a)	100,000	89,520
2.10%, 06/01/31 (a)	100,000	78,307
3.21%, 06/01/50 (a)	125,000	78,221
Boston Scientific Corp.
1.90%, 06/01/25 (a)	150,000	141,059
2.65%, 06/01/30 (a)	350,000	292,764
6.50%, 11/15/35 (g)	125,000	131,138
4.55%, 03/01/39 (a)	100,000	86,254
7.38%, 01/15/40	100,000	110,660
4.70%, 03/01/49 (a)	200,000	168,078
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	250,000	227,050
3.20%, 06/15/26 (a)	547,000	518,912
3.25%, 02/27/27	150,000	141,357
1.13%, 11/13/27 (a)	300,000	256,293
3.45%, 11/15/27 (a)	150,000	140,139
3.90%, 02/20/28 (a)	350,000	330,946
3.40%, 07/26/29 (a)	700,000	634,774
1.45%, 11/13/30 (a)	200,000	153,648
2.95%, 03/15/32 (a)	600,000	501,570
4.13%, 06/15/39 (a)	650,000	541,664
2.35%, 11/13/40 (a)	350,000	221,865
3.55%, 03/15/42 (a)	200,000	150,306
3.25%, 08/01/42	150,000	106,721
5.00%, 08/15/45 (a)	300,000	269,673
4.35%, 11/15/47 (a)	425,000	344,675
4.55%, 02/20/48 (a)	406,000	337,845
4.25%, 10/26/49 (a)	1,000,000	793,310
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.55%, 11/13/50 (a)	200,000	114,438
3.70%, 03/15/52 (a)	650,000	465,751
3.90%, 03/15/62 (a)	375,000	263,220
Brown-Forman Corp.
3.50%, 04/15/25 (a)	200,000	193,718
4.00%, 04/15/38 (a)	150,000	124,079
4.50%, 07/15/45 (a)	150,000	126,377
Brunswick Corp.
2.40%, 08/18/31 (a)	150,000	109,892
4.40%, 09/15/32 (a)	160,000	130,122
5.10%, 04/01/52 (a)	100,000	69,118
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	200,000	184,936
3.75%, 09/25/27 (a)	350,000	325,892
2.75%, 05/14/31 (a)	350,000	283,972
Campbell Soup Co.
3.95%, 03/15/25 (a)	250,000	242,870
4.15%, 03/15/28 (a)	200,000	187,972
2.38%, 04/24/30 (a)	250,000	202,382
4.80%, 03/15/48 (a)	265,000	214,589
3.13%, 04/24/50 (a)	25,000	15,216
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	250,000	240,150
3.41%, 06/15/27 (a)	400,000	369,084
4.60%, 03/15/43	150,000	118,317
4.90%, 09/15/45 (a)	150,000	120,474
4.37%, 06/15/47 (a)	175,000	132,239
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	77,034
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	150,000	117,903
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	278,313
2.80%, 05/15/30 (a)	100,000	83,854
2.70%, 03/15/31 (a)	300,000	244,419
4.25%, 03/01/45 (a)	150,000	114,845
4.30%, 12/15/47 (a)	150,000	116,067
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	97,339
Children's Hospital
2.93%, 07/15/50 (a)	125,000	74,529
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	79,063
2.59%, 02/01/50 (a)	120,000	69,360
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	82,686
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	88,217
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	142,301
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	324,565
5.60%, 11/15/32 (a)	100,000	100,333
5.00%, 06/15/52 (a)	150,000	133,163
Cigna Corp.
3.25%, 04/15/25 (a)	300,000	288,576
4.13%, 11/15/25 (a)	700,000	677,964
4.50%, 02/25/26 (a)	385,000	374,412
1.25%, 03/15/26 (a)	150,000	135,038
3.40%, 03/01/27 (a)	435,000	405,115
3.05%, 10/15/27 (a)	191,000	173,695
4.38%, 10/15/28 (a)	1,200,000	1,135,116
2.40%, 03/15/30 (a)	500,000	409,955
2.38%, 03/15/31 (a)	450,000	359,199
4.80%, 08/15/38 (a)	575,000	506,448

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 03/15/40 (a)	100,000	70,427
6.13%, 11/15/41	145,000	143,357
4.80%, 07/15/46 (a)	405,000	337,154
3.88%, 10/15/47 (a)	389,000	278,314
4.90%, 12/15/48 (a)	850,000	717,162
3.40%, 03/15/50 (a)	275,000	181,173
3.40%, 03/15/51 (a)	450,000	294,934
City of Hope
5.62%, 11/15/43	195,000	177,834
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	101,738
Clorox Co.
3.10%, 10/01/27 (a)	100,000	91,446
3.90%, 05/15/28 (a)	350,000	325,871
4.40%, 05/01/29 (a)	150,000	142,137
1.80%, 05/15/30 (a)	100,000	78,824
Coca-Cola Co.
3.38%, 03/25/27	350,000	331,639
1.45%, 06/01/27	450,000	397,557
1.00%, 03/15/28	500,000	422,020
2.13%, 09/06/29	375,000	319,804
3.45%, 03/25/30	400,000	362,016
1.65%, 06/01/30	450,000	360,481
2.00%, 03/05/31	200,000	160,814
1.38%, 03/15/31	400,000	305,492
2.25%, 01/05/32	500,000	405,525
2.50%, 06/01/40	350,000	237,898
4.20%, 03/25/50	150,000	126,965
2.60%, 06/01/50	450,000	275,305
3.00%, 03/05/51	550,000	367,807
2.50%, 03/15/51	500,000	298,025
2.75%, 06/01/60	325,000	195,260
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	144,650
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	350,000	297,654
1.85%, 09/01/32 (a)	200,000	148,258
5.25%, 11/26/43	150,000	137,108
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	300,000	280,950
3.25%, 08/15/32 (a)	250,000	218,252
4.60%, 03/01/33 (a)	300,000	289,392
4.00%, 08/15/45	200,000	166,164
3.70%, 08/01/47 (a)	27,000	21,196
CommonSpirit Health
2.76%, 10/01/24 (a)	300,000	290,577
6.07%, 11/01/27 (a)	150,000	151,520
3.35%, 10/01/29 (a)	350,000	304,871
4.35%, 11/01/42	250,000	201,560
3.82%, 10/01/49 (a)	150,000	106,140
4.19%, 10/01/49 (a)	275,000	206,258
3.91%, 10/01/50 (a)	325,000	230,500
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	90,425
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	250,000	243,255
1.38%, 11/01/27 (a)	400,000	334,628
7.00%, 10/01/28	100,000	105,590
4.85%, 11/01/28 (a)	400,000	381,464
8.25%, 09/15/30	50,000	56,074
5.30%, 11/01/38 (a)	300,000	263,433
5.40%, 11/01/48 (a)	300,000	253,992
Constellation Brands, Inc.
4.75%, 11/15/24	200,000	197,498
4.40%, 11/15/25 (a)	250,000	243,245
4.75%, 12/01/25	200,000	195,872
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/06/26 (a)	200,000	188,854
4.35%, 05/09/27 (a)	125,000	119,578
3.60%, 02/15/28 (a)	100,000	91,977
4.65%, 11/15/28 (a)	250,000	238,405
3.15%, 08/01/29 (a)	400,000	350,708
2.88%, 05/01/30 (a)	200,000	168,020
2.25%, 08/01/31 (a)	200,000	155,828
4.75%, 05/09/32 (a)	200,000	185,302
4.50%, 05/09/47 (a)	175,000	139,043
4.10%, 02/15/48 (a)	175,000	130,692
5.25%, 11/15/48 (a)	200,000	177,228
3.75%, 05/01/50 (a)	100,000	70,995
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	125,000	86,534
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	98,885
CVS Health Corp.
4.10%, 03/25/25 (a)	300,000	293,169
3.88%, 07/20/25 (a)	950,000	917,890
5.00%, 02/20/26 (a)	400,000	393,872
2.88%, 06/01/26 (a)	400,000	372,612
3.00%, 08/15/26 (a)	250,000	232,480
3.63%, 04/01/27 (a)	350,000	327,061
6.25%, 06/01/27	200,000	203,744
1.30%, 08/21/27 (a)	350,000	297,804
4.30%, 03/25/28 (a)	1,472,000	1,392,924
5.00%, 01/30/29 (a)	250,000	242,032
3.25%, 08/15/29 (a)	500,000	437,640
5.13%, 02/21/30 (a)	400,000	384,612
3.75%, 04/01/30 (a)	500,000	442,345
1.75%, 08/21/30 (a)	100,000	76,967
5.25%, 01/30/31 (a)	200,000	192,300
1.88%, 02/28/31 (a)	500,000	381,015
2.13%, 09/15/31 (a)	300,000	229,590
5.25%, 02/21/33 (a)	400,000	378,788
5.30%, 06/01/33 (a)	350,000	331,803
4.88%, 07/20/35 (a)	200,000	178,988
4.78%, 03/25/38 (a)	1,400,000	1,205,974
6.13%, 09/15/39	150,000	145,070
4.13%, 04/01/40 (a)	300,000	232,890
2.70%, 08/21/40 (a)	400,000	253,532
5.30%, 12/05/43 (a)	200,000	174,512
5.13%, 07/20/45 (a)	900,000	757,809
5.05%, 03/25/48 (a)	2,200,000	1,828,992
4.25%, 04/01/50 (a)	250,000	185,020
5.63%, 02/21/53 (a)	350,000	313,453
5.88%, 06/01/53 (a)	350,000	324,240
6.00%, 06/01/63 (a)	200,000	184,292
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	144,153
4.38%, 09/15/45 (a)	75,000	62,489
2.60%, 10/01/50 (a)	250,000	147,048
2.80%, 12/10/51 (a)	250,000	151,810
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	72,684
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	209,532
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	200,000	192,332
2.60%, 11/15/29 (a)	250,000	214,767
3.25%, 11/15/39 (a)	245,000	183,726
3.40%, 11/15/49 (a)	325,000	226,167
Diageo Capital PLC
2.13%, 10/24/24 (a)	200,000	192,692
1.38%, 09/29/25 (a)	200,000	184,714
5.30%, 10/24/27 (a)	300,000	299,526
3.88%, 05/18/28 (a)	250,000	236,790

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 10/24/29 (a)	200,000	169,458
2.00%, 04/29/30 (a)	350,000	283,867
2.13%, 04/29/32 (a)	250,000	193,658
5.50%, 01/24/33 (a)	225,000	225,709
5.88%, 09/30/36	200,000	204,034
3.88%, 04/29/43 (a)	50,000	38,856
Diageo Investment Corp.
7.45%, 04/15/35	100,000	115,331
4.25%, 05/11/42	100,000	82,706
Dignity Health
4.50%, 11/01/42	100,000	81,369
5.27%, 11/01/64	100,000	85,262
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	153,988
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	225,000	212,119
Eli Lilly & Co.
2.75%, 06/01/25 (a)	50,000	47,922
5.00%, 02/27/26 (a)	250,000	249,210
3.10%, 05/15/27 (a)	350,000	328,044
3.38%, 03/15/29 (a)	350,000	322,105
4.70%, 02/27/33 (a)	500,000	481,220
3.70%, 03/01/45 (a)	50,000	38,790
3.95%, 05/15/47 (a)	150,000	122,925
3.95%, 03/15/49 (a)	350,000	281,197
2.25%, 05/15/50 (a)	450,000	254,974
4.15%, 03/15/59 (a)	175,000	138,528
2.50%, 09/15/60 (a)	400,000	218,216
4.95%, 02/27/63 (a)	200,000	181,382
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	100,000	96,024
3.15%, 03/15/27 (a)	350,000	326,865
4.38%, 05/15/28 (a)	200,000	192,458
2.38%, 12/01/29 (a)	200,000	167,978
2.60%, 04/15/30 (a)	250,000	210,160
4.65%, 05/15/33 (a)	200,000	186,998
4.38%, 06/15/45 (a)	150,000	121,571
4.15%, 03/15/47 (a)	150,000	118,032
3.13%, 12/01/49 (a)	200,000	130,646
5.15%, 05/15/53 (a)	150,000	135,026
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	157,252
Fomento Economico Mexicano S.A.B. de CV
3.50%, 01/16/50 (a)	600,000	423,498
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	50,000	34,018
GE HealthCare Technologies, Inc.
5.55%, 11/15/24	250,000	248,817
5.60%, 11/15/25 (a)	400,000	397,632
5.65%, 11/15/27 (a)	450,000	449,307
5.86%, 03/15/30 (a)	350,000	347,189
5.91%, 11/22/32 (a)	500,000	496,615
6.38%, 11/22/52 (a)	300,000	304,932
General Mills, Inc.
4.00%, 04/17/25 (a)	200,000	194,438
3.20%, 02/10/27 (a)	400,000	371,420
4.20%, 04/17/28 (a)	325,000	306,540
2.88%, 04/15/30 (a)	350,000	295,669
2.25%, 10/14/31 (a)	200,000	155,740
4.95%, 03/29/33 (a)	300,000	280,836
4.70%, 04/17/48 (a)	50,000	42,135
3.00%, 02/01/51 (a)	401,000	248,227
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	600,000	582,864
3.65%, 03/01/26 (a)	800,000	765,864
2.95%, 03/01/27 (a)	475,000	438,525
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.20%, 10/01/27 (a)	300,000	255,159
4.60%, 09/01/35 (a)	175,000	159,814
4.00%, 09/01/36 (a)	300,000	254,973
5.65%, 12/01/41 (a)	275,000	267,209
4.80%, 04/01/44 (a)	550,000	478,995
4.50%, 02/01/45 (a)	400,000	332,660
4.75%, 03/01/46 (a)	650,000	557,453
4.15%, 03/01/47 (a)	575,000	454,612
2.80%, 10/01/50 (a)	500,000	300,735
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	150,000	136,974
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	250,000	243,205
3.88%, 05/15/28	550,000	520,635
5.38%, 04/15/34	130,000	132,079
6.38%, 05/15/38	775,000	840,681
4.20%, 03/18/43	175,000	146,820
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)	500,000	464,265
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	130,356
4.21%, 07/01/48 (a)	100,000	79,787
4.50%, 07/01/57 (a)	145,000	116,436
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	300,000	269,265
3.63%, 03/24/32 (a)	500,000	429,445
4.00%, 03/24/52 (a)	300,000	222,819
Haleon UK Capital PLC
3.13%, 03/24/25	500,000	480,140
Hartford HealthCare Corp.
3.45%, 07/01/54	125,000	84,594
Hasbro, Inc.
3.00%, 11/19/24 (a)	150,000	144,884
3.55%, 11/19/26 (a)	200,000	186,184
3.50%, 09/15/27 (a)	200,000	184,172
3.90%, 11/19/29 (a)	250,000	221,345
6.35%, 03/15/40	150,000	144,992
5.10%, 05/15/44 (a)	100,000	81,763
HCA, Inc.
5.38%, 02/01/25	750,000	742,402
5.25%, 04/15/25	350,000	345,709
5.88%, 02/15/26 (a)	565,000	562,209
5.25%, 06/15/26 (a)	250,000	244,955
5.38%, 09/01/26 (a)	300,000	294,786
4.50%, 02/15/27 (a)	350,000	334,040
3.13%, 03/15/27 (a)	350,000	318,010
5.20%, 06/01/28 (a)	250,000	241,752
5.63%, 09/01/28 (a)	500,000	487,535
5.88%, 02/01/29 (a)	250,000	245,877
3.38%, 03/15/29 (a)	150,000	131,705
4.13%, 06/15/29 (a)	550,000	497,370
3.50%, 09/01/30 (a)	750,000	635,812
2.38%, 07/15/31 (a)	200,000	153,138
3.63%, 03/15/32 (a)	500,000	414,915
5.50%, 06/01/33 (a)	300,000	283,929
5.13%, 06/15/39 (a)	225,000	194,915
4.38%, 03/15/42 (a)	150,000	114,626
5.50%, 06/15/47 (a)	450,000	384,331
5.25%, 06/15/49 (a)	550,000	452,342
3.50%, 07/15/51 (a)	450,000	280,759
4.63%, 03/15/52 (a)	600,000	451,152
5.90%, 06/01/53 (a)	250,000	224,790
Hershey Co.
0.90%, 06/01/25 (a)	200,000	185,516
2.30%, 08/15/26 (a)	310,000	287,931
2.45%, 11/15/29 (a)	100,000	86,119

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 11/15/49 (a)	150,000	99,090
2.65%, 06/01/50 (a)	150,000	88,961
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	175,000	128,692
Hormel Foods Corp.
1.70%, 06/03/28 (a)	200,000	171,038
1.80%, 06/11/30 (a)	250,000	200,872
3.05%, 06/03/51 (a)	250,000	161,050
Hospital Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	69,085
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	150,000	119,418
Illumina, Inc.
5.75%, 12/13/27 (a)	150,000	147,488
2.55%, 03/23/31 (a)	175,000	136,103
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	108,569
2.85%, 11/01/51 (a)	50,000	30,084
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	140,468
2.90%, 06/01/30 (a)	250,000	209,165
3.90%, 06/01/50 (a)	100,000	66,958
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	115,982
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	102,099
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	100,000	68,117
IQVIA, Inc.
5.70%, 05/15/28 (a)(c)	200,000	194,568
JBS USA LUX S.A.
2.50%, 01/15/27 (a)	300,000	265,086
5.50%, 01/15/30 (a)	400,000	373,760
3.75%, 12/01/31 (a)	200,000	160,398
3.63%, 01/15/32 (a)	200,000	159,228
6.75%, 03/15/34 (a)(c)	400,000	389,424
7.25%, 11/15/53 (a)(c)	250,000	241,720
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	250,000	237,965
3.00%, 05/15/32 (a)	500,000	377,200
5.75%, 04/01/33 (a)	500,000	456,950
4.38%, 02/02/52 (a)	300,000	198,621
6.50%, 12/01/52 (a)	375,000	336,004
JM Smucker Co.
3.50%, 03/15/25	350,000	338,817
2.38%, 03/15/30 (a)	200,000	162,906
2.13%, 03/15/32 (a)	200,000	151,132
4.25%, 03/15/35	200,000	168,564
4.38%, 03/15/45	200,000	153,072
3.55%, 03/15/50 (a)	100,000	64,596
Johnson & Johnson
2.63%, 01/15/25 (a)	220,000	212,876
0.55%, 09/01/25 (a)	350,000	320,222
2.45%, 03/01/26 (a)	500,000	469,610
2.95%, 03/03/27 (a)	325,000	304,632
0.95%, 09/01/27 (a)	450,000	386,631
2.90%, 01/15/28 (a)	350,000	322,710
6.95%, 09/01/29	100,000	112,208
1.30%, 09/01/30 (a)	525,000	413,248
4.95%, 05/15/33	100,000	100,529
4.38%, 12/05/33 (a)	250,000	237,827
3.55%, 03/01/36 (a)	317,000	269,025
3.63%, 03/03/37 (a)	550,000	463,402
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/15/38 (a)	300,000	241,608
5.85%, 07/15/38	232,000	243,556
2.10%, 09/01/40 (a)	400,000	255,484
4.50%, 09/01/40	50,000	45,191
4.85%, 05/15/41	150,000	140,550
4.50%, 12/05/43 (a)	200,000	179,294
3.70%, 03/01/46 (a)	575,000	447,614
3.75%, 03/03/47 (a)	200,000	157,030
3.50%, 01/15/48 (a)	75,000	56,657
2.25%, 09/01/50 (a)	475,000	274,431
2.45%, 09/01/60 (a)	450,000	248,701
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	187,150
2.81%, 06/01/41 (a)	425,000	284,971
4.88%, 04/01/42	50,000	44,409
4.15%, 05/01/47 (a)	400,000	317,812
3.27%, 11/01/49 (a)	350,000	233,607
3.00%, 06/01/51 (a)	450,000	282,042
Kellogg Co.
4.30%, 05/15/28 (a)	350,000	330,344
2.10%, 06/01/30 (a)	250,000	198,935
7.45%, 04/01/31	50,000	54,548
4.50%, 04/01/46	231,000	186,669
Kenvue, Inc.
5.50%, 03/22/25 (c)	200,000	199,608
5.35%, 03/22/26 (a)(c)	200,000	199,514
5.05%, 03/22/28 (a)(c)	50,000	49,377
5.00%, 03/22/30 (a)(c)	200,000	194,926
4.90%, 03/22/33 (a)(c)	400,000	382,712
5.10%, 03/22/43 (a)(c)	260,000	239,970
5.05%, 03/22/53 (a)(c)	400,000	363,420
5.20%, 03/22/63 (a)(c)	265,000	239,268
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	150,000	146,777
3.40%, 11/15/25 (a)	200,000	190,606
2.55%, 09/15/26 (a)	250,000	229,585
3.43%, 06/15/27 (a)	200,000	185,704
4.60%, 05/25/28 (a)	400,000	384,624
3.20%, 05/01/30 (a)	300,000	258,636
2.25%, 03/15/31 (a)	250,000	197,053
4.50%, 11/15/45 (a)	150,000	120,438
4.42%, 12/15/46 (a)	200,000	155,774
5.09%, 05/25/48 (a)	75,000	65,266
3.80%, 05/01/50 (a)	250,000	177,100
4.50%, 04/15/52 (a)	400,000	315,924
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	141,726
1.05%, 09/15/27 (a)	200,000	170,670
3.95%, 11/01/28 (a)	200,000	190,020
3.20%, 04/25/29 (a)	200,000	181,898
3.10%, 03/26/30 (a)	200,000	175,776
2.00%, 11/02/31 (a)	150,000	118,503
6.63%, 08/01/37	300,000	330,234
5.30%, 03/01/41	300,000	288,297
3.20%, 07/30/46 (a)	100,000	67,920
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	123,000	115,397
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	225,706
5.00%, 03/15/42	150,000	126,099
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	468,595
3.88%, 05/15/27 (a)	400,000	377,040
4.63%, 01/30/29 (a)	100,000	95,732
3.75%, 04/01/30 (a)	250,000	223,395
4.25%, 03/01/31 (a)	65,000	59,179
6.75%, 03/15/32	150,000	158,540

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 07/15/35 (a)	300,000	278,265
6.88%, 01/26/39	175,000	183,696
4.63%, 10/01/39 (a)	125,000	105,591
6.50%, 02/09/40	200,000	202,466
5.00%, 06/04/42	450,000	389,961
5.20%, 07/15/45 (a)	500,000	436,170
4.38%, 06/01/46 (a)	600,000	466,434
4.88%, 10/01/49 (a)	300,000	249,909
5.50%, 06/01/50 (a)	200,000	182,408
Kroger Co.
2.65%, 10/15/26 (a)	200,000	183,374
3.70%, 08/01/27 (a)	150,000	140,195
4.50%, 01/15/29 (a)	200,000	190,084
2.20%, 05/01/30 (a)	250,000	200,092
1.70%, 01/15/31 (a)	200,000	150,656
7.50%, 04/01/31	100,000	109,429
6.90%, 04/15/38	190,000	201,273
5.40%, 07/15/40 (a)	50,000	44,811
5.00%, 04/15/42 (a)	100,000	84,322
5.15%, 08/01/43 (a)	117,000	99,566
3.88%, 10/15/46 (a)	100,000	69,977
4.45%, 02/01/47 (a)	300,000	234,624
4.65%, 01/15/48 (a)	50,000	40,099
5.40%, 01/15/49 (a)	200,000	179,456
3.95%, 01/15/50 (a)	120,000	86,606
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (a)	210,000	201,251
3.60%, 02/01/25 (a)	150,000	145,260
1.55%, 06/01/26 (a)	96,000	85,943
3.60%, 09/01/27 (a)	200,000	187,398
2.95%, 12/01/29 (a)	250,000	215,082
2.70%, 06/01/31 (a)	150,000	121,508
4.70%, 02/01/45 (a)	250,000	203,132
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	73,768
3.19%, 07/01/49 (a)	125,000	81,931
4.12%, 07/01/55	100,000	75,661
3.34%, 07/01/60 (a)	175,000	110,301
Mattel, Inc.
5.45%, 11/01/41 (a)	100,000	82,174
Mayo Clinic
3.77%, 11/15/43	100,000	78,590
4.00%, 11/15/47	75,000	58,723
4.13%, 11/15/52	100,000	81,065
3.20%, 11/15/61 (a)	150,000	92,495
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	150,000	134,351
3.40%, 08/15/27 (a)	250,000	230,825
2.50%, 04/15/30 (a)	200,000	163,438
4.20%, 08/15/47 (a)	275,000	208,997
McKesson Corp.
0.90%, 12/03/25 (a)	250,000	225,975
1.30%, 08/15/26 (a)	400,000	356,152
3.95%, 02/16/28 (a)	100,000	94,687
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	117,855
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	193,840
5.90%, 11/01/39	75,000	74,023
4.60%, 06/01/44 (a)	175,000	147,032
MedStar Health, Inc.
3.63%, 08/15/49	100,000	68,045
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	239,380
4.50%, 03/30/33 (a)	375,000	349,447
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medtronic, Inc.
4.38%, 03/15/35	550,000	498,228
4.63%, 03/15/45	550,000	482,641
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	68,082
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	117,658
2.96%, 01/01/50 (a)	150,000	93,609
4.13%, 07/01/52	50,000	38,724
4.20%, 07/01/55	200,000	153,500
Merck & Co., Inc.
2.75%, 02/10/25 (a)	700,000	676,165
0.75%, 02/24/26 (a)	300,000	270,279
1.70%, 06/10/27 (a)	450,000	398,736
1.90%, 12/10/28 (a)	300,000	256,056
3.40%, 03/07/29 (a)	500,000	457,285
4.30%, 05/17/30 (a)	300,000	283,377
1.45%, 06/24/30 (a)	350,000	274,438
2.15%, 12/10/31 (a)	600,000	474,408
4.50%, 05/17/33 (a)	400,000	374,664
6.50%, 12/01/33 (g)	275,000	298,064
3.90%, 03/07/39 (a)	250,000	207,960
2.35%, 06/24/40 (a)	300,000	196,539
3.60%, 09/15/42 (a)	175,000	134,190
4.15%, 05/18/43	350,000	291,322
4.90%, 05/17/44 (a)	300,000	273,666
3.70%, 02/10/45 (a)	500,000	381,810
4.00%, 03/07/49 (a)	450,000	353,812
2.45%, 06/24/50 (a)	400,000	229,864
2.75%, 12/10/51 (a)	575,000	348,139
5.00%, 05/17/53 (a)	400,000	364,628
2.90%, 12/10/61 (a)	400,000	230,420
5.15%, 05/17/63 (a)	250,000	228,910
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	51,726
5.75%, 11/15/36	100,000	101,239
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	102,251
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	640,000	595,238
5.00%, 05/01/42	300,000	258,189
4.20%, 07/15/46 (a)	450,000	338,305
Mondelez International, Inc.
1.50%, 05/04/25 (a)	250,000	233,915
2.63%, 03/17/27 (a)	250,000	227,660
2.75%, 04/13/30 (a)	225,000	189,385
1.50%, 02/04/31 (a)	200,000	150,536
3.00%, 03/17/32 (a)	250,000	205,940
1.88%, 10/15/32 (a)(f)	250,000	186,545
2.63%, 09/04/50 (a)	250,000	143,873
Montefiore Obligated Group
5.25%, 11/01/48	140,000	100,108
4.29%, 09/01/50	100,000	58,151
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	125,000	89,931
Mount Sinai Hospital
3.98%, 07/01/48	100,000	73,949
3.74%, 07/01/49 (a)	150,000	104,160
3.39%, 07/01/50 (a)	125,000	78,874
MultiCare Health System
2.80%, 08/15/50 (a)	125,000	69,896
Mylan, Inc.
4.55%, 04/15/28 (a)	200,000	184,006
5.40%, 11/29/43 (a)	150,000	116,573
5.20%, 04/15/48 (a)	225,000	163,485

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MyMichigan Health
3.41%, 06/01/50 (a)	125,000	80,224
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	150,000	93,243
4.02%, 08/01/45	100,000	78,239
4.06%, 08/01/56	100,000	75,126
2.61%, 08/01/60 (a)	100,000	51,723
3.95%, 08/01/19 (a)	175,000	114,408
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	150,000	108,629
4.26%, 11/01/47 (a)	250,000	187,655
3.81%, 11/01/49 (a)	150,000	103,754
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	75,518
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	106,895
3.17%, 11/01/51 (a)	175,000	112,285
3.32%, 11/01/61 (a)	125,000	77,095
Novartis Capital Corp.
1.75%, 02/14/25 (a)	350,000	332,983
3.00%, 11/20/25 (a)	450,000	428,841
2.00%, 02/14/27 (a)	200,000	180,876
3.10%, 05/17/27 (a)	250,000	233,842
2.20%, 08/14/30 (a)	450,000	373,369
3.70%, 09/21/42	100,000	78,418
4.40%, 05/06/44	625,000	538,269
4.00%, 11/20/45 (a)	375,000	303,082
2.75%, 08/14/50 (a)	350,000	223,037
NYU Langone Hospitals
5.75%, 07/01/43	100,000	96,126
4.78%, 07/01/44	100,000	84,310
4.37%, 07/01/47 (a)	155,000	127,370
3.38%, 07/01/55 (a)	150,000	95,502
OhioHealth Corp.
2.30%, 11/15/31 (a)	125,000	98,874
2.83%, 11/15/41 (a)	50,000	33,207
3.04%, 11/15/50 (a)	150,000	97,947
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	75,767
3.33%, 10/01/50 (a)	100,000	66,332
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	150,000	136,208
4.79%, 11/15/48 (a)	75,000	59,603
3.22%, 11/15/50 (a)	150,000	89,634
PepsiCo, Inc.
2.25%, 03/19/25 (a)	550,000	525,503
2.75%, 04/30/25 (a)	300,000	287,856
3.50%, 07/17/25 (a)	200,000	193,722
2.85%, 02/24/26 (a)	300,000	284,118
2.38%, 10/06/26 (a)	300,000	278,511
2.63%, 03/19/27 (a)	250,000	230,435
3.00%, 10/15/27 (a)	500,000	463,875
3.60%, 02/18/28 (a)	300,000	283,800
7.00%, 03/01/29	200,000	219,834
2.63%, 07/29/29 (a)	400,000	351,224
2.75%, 03/19/30 (a)	500,000	433,070
1.63%, 05/01/30 (a)	225,000	180,648
1.40%, 02/25/31 (a)	200,000	153,842
1.95%, 10/21/31 (a)	500,000	394,460
3.90%, 07/18/32 (a)	350,000	318,745
3.50%, 03/19/40 (a)	200,000	155,086
4.00%, 03/05/42	250,000	202,785
3.60%, 08/13/42	295,000	231,215
4.45%, 04/14/46 (a)	300,000	260,286
3.45%, 10/06/46 (a)	200,000	147,188
4.00%, 05/02/47 (a)	225,000	185,504
3.38%, 07/29/49 (a)	250,000	178,800
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.88%, 10/15/49 (a)	350,000	228,686
3.63%, 03/19/50 (a)	300,000	225,396
2.75%, 10/21/51 (a)	200,000	124,612
3.88%, 03/19/60 (a)	250,000	188,228
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	750,000	740,182
4.45%, 05/19/26 (a)	900,000	879,282
4.45%, 05/19/28 (a)	1,100,000	1,060,752
4.65%, 05/19/30 (a)	1,000,000	957,780
4.75%, 05/19/33 (a)	1,350,000	1,279,719
5.11%, 05/19/43 (a)	800,000	735,352
5.30%, 05/19/53 (a)	1,600,000	1,487,200
5.34%, 05/19/63 (a)	1,200,000	1,097,736
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	139,008
2.75%, 06/03/26	400,000	375,028
3.00%, 12/15/26	550,000	515,075
3.60%, 09/15/28 (a)	300,000	280,680
3.45%, 03/15/29 (a)	500,000	460,090
2.63%, 04/01/30 (a)	450,000	384,592
1.70%, 05/28/30 (a)	250,000	200,537
1.75%, 08/18/31 (a)	300,000	232,557
4.00%, 12/15/36	250,000	215,967
4.10%, 09/15/38 (a)	200,000	170,482
3.90%, 03/15/39 (a)	300,000	246,699
7.20%, 03/15/39	650,000	748,774
2.55%, 05/28/40 (a)	300,000	201,612
5.60%, 09/15/40	140,000	137,834
4.30%, 06/15/43	150,000	126,621
4.40%, 05/15/44	350,000	298,273
4.13%, 12/15/46	200,000	161,004
4.20%, 09/15/48 (a)	300,000	246,036
4.00%, 03/15/49 (a)	375,000	296,966
2.70%, 05/28/50 (a)	250,000	156,783
Pharmacia LLC
6.60%, 12/01/28	200,000	211,578
Philip Morris International, Inc.
3.25%, 11/10/24	200,000	194,470
5.13%, 11/15/24	300,000	297,933
1.50%, 05/01/25 (a)	200,000	187,254
3.38%, 08/11/25 (a)	150,000	144,027
5.00%, 11/17/25	300,000	296,484
4.88%, 02/13/26	700,000	688,562
2.75%, 02/25/26 (a)	230,000	215,708
0.88%, 05/01/26 (a)	250,000	222,717
3.13%, 08/17/27 (a)	50,000	46,081
5.13%, 11/17/27 (a)	500,000	489,940
4.88%, 02/15/28 (a)	300,000	290,694
3.13%, 03/02/28 (a)	250,000	225,587
3.38%, 08/15/29 (a)	200,000	176,164
5.63%, 11/17/29 (a)	400,000	395,324
5.13%, 02/15/30 (a)	600,000	575,706
2.10%, 05/01/30 (a)	250,000	199,363
1.75%, 11/01/30 (a)	250,000	190,455
5.75%, 11/17/32 (a)	400,000	390,304
5.38%, 02/15/33 (a)	450,000	426,154
6.38%, 05/16/38	400,000	407,152
4.38%, 11/15/41	250,000	195,845
4.50%, 03/20/42	250,000	200,095
3.88%, 08/21/42	225,000	165,686
4.13%, 03/04/43	250,000	188,258
4.88%, 11/15/43	275,000	228,962
4.25%, 11/10/44	350,000	265,856
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	150,000	114,384

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	300,000	250,629
3.50%, 03/01/32 (a)	300,000	232,404
6.25%, 07/01/33 (a)	250,000	235,397
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	88,721
Procter & Gamble Co.
0.55%, 10/29/25	300,000	272,772
4.10%, 01/26/26	200,000	195,586
1.00%, 04/23/26	250,000	226,137
2.45%, 11/03/26	350,000	324,726
2.80%, 03/25/27	200,000	185,492
2.85%, 08/11/27	200,000	184,980
3.95%, 01/26/28	275,000	266,095
3.00%, 03/25/30	570,000	506,314
1.20%, 10/29/30	375,000	289,901
1.95%, 04/23/31	325,000	263,575
2.30%, 02/01/32	275,000	226,812
4.05%, 01/26/33	250,000	232,892
5.80%, 08/15/34	125,000	133,096
3.55%, 03/25/40	250,000	202,335
3.50%, 10/25/47	200,000	151,326
3.60%, 03/25/50	150,000	114,635
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	166,832
3.74%, 10/01/47	112,000	79,383
3.93%, 10/01/48 (a)	300,000	218,742
2.70%, 10/01/51 (a)	150,000	81,978
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	86,158
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	289,608
3.45%, 06/01/26 (a)	100,000	94,713
4.20%, 06/30/29 (a)	100,000	93,373
2.95%, 06/30/30 (a)	200,000	168,224
2.80%, 06/30/31 (a)	150,000	123,210
4.70%, 03/30/45 (a)	100,000	82,511
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	75,000	48,134
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	288,825
2.80%, 09/15/50 (a)	250,000	144,038
Revvity, Inc.
1.90%, 09/15/28 (a)	250,000	207,720
3.30%, 09/15/29 (a)	250,000	216,725
2.25%, 09/15/31 (a)	200,000	152,320
3.63%, 03/15/51 (a)	125,000	80,420
Reynolds American, Inc.
4.45%, 06/12/25 (a)	650,000	631,858
5.70%, 08/15/35 (a)	200,000	178,744
7.25%, 06/15/37	125,000	125,619
6.15%, 09/15/43	175,000	153,890
5.85%, 08/15/45 (a)	670,000	554,974
Royalty Pharma PLC
1.20%, 09/02/25 (a)	325,000	295,513
1.75%, 09/02/27 (a)	300,000	256,101
2.20%, 09/02/30 (a)	300,000	232,620
2.15%, 09/02/31 (a)	175,000	131,150
3.30%, 09/02/40 (a)	300,000	196,689
3.55%, 09/02/50 (a)	200,000	122,640
3.35%, 09/02/51 (a)	250,000	145,213
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	136,946
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	175,000	131,730
3.48%, 07/01/49 (a)	50,000	34,374
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sanofi
3.63%, 06/19/28 (a)	275,000	258,976
Seattle Children's Hospital
2.72%, 10/01/50 (a)	100,000	58,728
Sentara Healthcare
2.93%, 11/01/51 (a)	100,000	61,190
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	57,460
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	800,000	747,352
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	192,628
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	43,772
3.80%, 11/15/48 (a)	150,000	111,492
3.03%, 08/15/51 (a)	150,000	94,152
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	200,000	162,172
3.75%, 03/15/51 (a)	200,000	139,616
Stryker Corp.
1.15%, 06/15/25 (a)	200,000	185,508
3.38%, 11/01/25 (a)	200,000	191,458
3.50%, 03/15/26 (a)	240,000	228,874
3.65%, 03/07/28 (a)	150,000	139,962
1.95%, 06/15/30 (a)	300,000	240,519
4.10%, 04/01/43 (a)	100,000	78,241
4.38%, 05/15/44 (a)	100,000	80,607
4.63%, 03/15/46 (a)	300,000	252,657
2.90%, 06/15/50 (a)	200,000	122,952
Summa Health
3.51%, 11/15/51 (a)	100,000	64,330
Sutter Health
1.32%, 08/15/25 (a)	200,000	183,220
2.29%, 08/15/30 (a)	200,000	161,306
3.16%, 08/15/40 (a)	100,000	70,275
4.09%, 08/15/48 (a)	125,000	95,911
3.36%, 08/15/50 (a)	200,000	131,306
Sysco Corp.
3.75%, 10/01/25 (a)	300,000	288,270
3.30%, 07/15/26 (a)	250,000	234,912
3.25%, 07/15/27 (a)	200,000	183,776
2.40%, 02/15/30 (a)	200,000	164,656
5.95%, 04/01/30 (a)	200,000	201,778
2.45%, 12/14/31 (a)	150,000	117,443
5.38%, 09/21/35	200,000	190,578
6.60%, 04/01/40 (a)	100,000	102,186
4.85%, 10/01/45 (a)	175,000	142,676
4.50%, 04/01/46 (a)	150,000	117,626
4.45%, 03/15/48 (a)	175,000	136,474
3.30%, 02/15/50 (a)	150,000	96,059
6.60%, 04/01/50 (a)	331,000	341,926
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	500,000	488,955
2.05%, 03/31/30 (a)	750,000	603,307
3.03%, 07/09/40 (a)	450,000	312,772
3.18%, 07/09/50 (a)	400,000	253,236
3.38%, 07/09/60 (a)	300,000	183,078
Texas Health Resources
2.33%, 11/15/50 (a)	100,000	53,324
4.33%, 11/15/55	100,000	80,728
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	550,000	524,694
4.95%, 08/10/26 (a)	250,000	247,405
1.75%, 10/15/28 (a)	200,000	169,232
2.60%, 10/01/29 (a)	260,000	223,434
4.98%, 08/10/30 (a)	250,000	243,215

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 10/15/31 (a)	375,000	290,940
4.95%, 11/21/32 (a)	200,000	192,292
5.09%, 08/10/33 (a)	250,000	241,945
2.80%, 10/15/41 (a)	350,000	235,984
5.30%, 02/01/44 (a)	98,000	92,121
4.10%, 08/15/47 (a)	235,000	187,934
Toledo Hospital
5.75%, 11/15/38 (a)	175,000	168,616
Trinity Health Corp.
4.13%, 12/01/45	175,000	138,035
3.43%, 12/01/48	150,000	107,615
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	300,000	288,108
3.55%, 06/02/27 (a)	150,000	139,064
4.35%, 03/01/29 (a)	360,000	335,344
4.88%, 08/15/34 (a)	250,000	226,237
5.15%, 08/15/44 (a)	175,000	146,283
4.55%, 06/02/47 (a)	250,000	188,508
5.10%, 09/28/48 (a)	310,000	252,588
Unilever Capital Corp.
3.10%, 07/30/25	200,000	192,180
2.00%, 07/28/26	350,000	320,694
2.90%, 05/05/27 (a)	345,000	317,952
3.50%, 03/22/28 (a)	350,000	326,035
2.13%, 09/06/29 (a)	200,000	168,216
1.38%, 09/14/30 (a)	150,000	115,920
1.75%, 08/12/31 (a)	400,000	309,372
5.90%, 11/15/32	325,000	337,100
2.63%, 08/12/51 (a)	200,000	120,750
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	176,340
2.65%, 10/15/30 (a)	250,000	194,628
2.65%, 01/15/32 (a)	150,000	112,095
UPMC
3.60%, 04/03/25	200,000	192,984
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	550,000	515,339
5.25%, 06/15/46 (a)	300,000	220,770
Viatris, Inc.
1.65%, 06/22/25 (a)	100,000	92,380
2.30%, 06/22/27 (a)	250,000	214,797
2.70%, 06/22/30 (a)	400,000	312,552
3.85%, 06/22/40 (a)	450,000	293,238
4.00%, 06/22/50 (a)	600,000	362,820
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	58,070
Whirlpool Corp.
3.70%, 05/01/25	100,000	96,674
4.75%, 02/26/29 (a)	270,000	257,739
2.40%, 05/15/31 (a)	100,000	79,170
4.50%, 06/01/46 (a)	200,000	154,448
4.60%, 05/15/50 (a)	150,000	116,921
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	100,000	82,319
3.07%, 03/01/51 (a)	125,000	71,643
Wyeth LLC
6.50%, 02/01/34	200,000	214,990
6.00%, 02/15/36	100,000	103,431
5.95%, 04/01/37	550,000	564,069
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	81,662
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 (a)	200,000	190,056
3.55%, 04/01/25 (a)	350,000	337,571
3.05%, 01/15/26 (a)	150,000	141,342
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.60%, 11/24/31 (a)	250,000	197,015
4.45%, 08/15/45 (a)	149,000	116,618
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	97,910
3.00%, 09/12/27 (a)	300,000	275,400
3.90%, 08/20/28 (a)	320,000	300,675
2.00%, 05/15/30 (a)	500,000	400,385
4.70%, 02/01/43 (a)	350,000	301,805
4.45%, 08/20/48 (a)	150,000	122,534
3.00%, 05/15/50 (a)	200,000	126,948
		258,412,923
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	205,000	185,689
4.25%, 01/15/30 (a)	125,000	110,929
6.00%, 01/15/37	200,000	181,364
5.10%, 09/01/40 (a)	350,000	278,834
5.25%, 02/01/42 (a)	100,000	78,445
4.75%, 04/15/43 (a)	100,000	73,294
5.35%, 07/01/49 (a)	75,000	57,966
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	275,000	246,898
3.34%, 12/15/27 (a)	400,000	365,360
3.14%, 11/07/29 (a)	150,000	130,359
4.49%, 05/01/30 (a)	200,000	187,678
4.08%, 12/15/47 (a)	300,000	224,406
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	271,047
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	180,000	177,239
5.95%, 06/01/26 (a)	150,000	149,303
4.45%, 07/15/27 (a)	250,000	235,497
3.40%, 02/15/31 (a)	350,000	290,836
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	193,876
3.41%, 02/11/26 (a)	250,000	238,950
3.12%, 05/04/26 (a)	300,000	283,641
3.02%, 01/16/27 (a)	325,000	301,756
3.54%, 04/06/27 (a)	150,000	141,413
3.59%, 04/14/27 (a)	250,000	235,537
3.94%, 09/21/28 (a)	325,000	304,392
4.23%, 11/06/28 (a)	600,000	570,582
3.63%, 04/06/30 (a)	200,000	180,112
1.75%, 08/10/30 (a)	200,000	158,026
2.72%, 01/12/32 (a)	550,000	446,462
4.81%, 02/13/33 (a)	500,000	468,545
4.89%, 09/11/33 (a)	400,000	375,564
3.06%, 06/17/41 (a)	400,000	276,452
3.00%, 02/24/50 (a)	675,000	421,483
2.77%, 11/10/50 (a)	525,000	309,288
2.94%, 06/04/51 (a)	750,000	457,867
3.00%, 03/17/52 (a)	400,000	246,080
3.38%, 02/08/61 (a)	400,000	249,384
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	417,816
3.72%, 11/28/28 (a)	250,000	231,087
Burlington Resources LLC
7.20%, 08/15/31	100,000	109,801
7.40%, 12/01/31	25,000	27,993
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	100,000	97,089
2.05%, 07/15/25 (a)	150,000	139,964
3.85%, 06/01/27 (a)	200,000	186,412
2.95%, 07/15/30 (a)	225,000	186,847
7.20%, 01/15/32	75,000	78,878

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.45%, 06/30/33	100,000	100,128
5.85%, 02/01/35	100,000	94,384
6.50%, 02/15/37	125,000	122,539
6.25%, 03/15/38	300,000	290,517
6.75%, 02/01/39	100,000	99,485
4.95%, 06/01/47 (a)	250,000	205,965
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	100,000	94,767
2.65%, 01/15/32 (a)	100,000	77,750
5.25%, 06/15/37 (a)	94,000	83,907
6.75%, 11/15/39	250,000	250,850
5.40%, 06/15/47 (a)	325,000	279,175
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	375,000	372,304
5.13%, 06/30/27 (a)	350,000	340,441
3.70%, 11/15/29 (a)	375,000	332,771
2.74%, 12/31/39 (a)	200,000	149,534
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	450,000	407,601
4.00%, 03/01/31 (a)	350,000	298,805
3.25%, 01/31/32 (a)	400,000	318,400
5.95%, 06/30/33 (a)(c)	400,000	386,212
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	300,000	276,555
Chevron Corp.
1.55%, 05/11/25 (a)	950,000	893,978
3.33%, 11/17/25 (a)	50,000	48,063
2.95%, 05/16/26 (a)	400,000	378,168
2.00%, 05/11/27 (a)	100,000	89,642
2.24%, 05/11/30 (a)	500,000	417,200
3.08%, 05/11/50 (a)	310,000	208,162
Chevron USA, Inc.
3.90%, 11/15/24 (a)	170,000	167,198
0.69%, 08/12/25 (a)	250,000	229,570
1.02%, 08/12/27 (a)	250,000	214,700
3.85%, 01/15/28 (a)	150,000	142,601
3.25%, 10/15/29 (a)	50,000	45,087
6.00%, 03/01/41 (a)	150,000	155,733
5.25%, 11/15/43 (a)	100,000	93,882
2.34%, 08/12/50 (a)	210,000	119,158
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	383,000	372,636
5.80%, 06/01/45 (a)	100,000	88,941
ConocoPhillips Co.
2.40%, 03/07/25 (a)	200,000	191,262
6.95%, 04/15/29	600,000	648,426
5.90%, 10/15/32	100,000	103,642
5.05%, 09/15/33 (a)	300,000	287,301
6.50%, 02/01/39	500,000	535,545
3.76%, 03/15/42 (a)	400,000	307,332
4.30%, 11/15/44 (a)	200,000	162,378
4.88%, 10/01/47 (a)	150,000	130,617
3.80%, 03/15/52 (a)	300,000	217,506
5.30%, 05/15/53 (a)	250,000	229,782
5.55%, 03/15/54 (a)	150,000	142,677
4.03%, 03/15/62 (a)	550,000	395,219
5.70%, 09/15/63 (a)	150,000	143,016
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	278,157
4.90%, 06/01/44 (a)	275,000	202,515
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	187,928
4.38%, 03/15/29 (a)	150,000	138,840
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	100,000	98,659
5.63%, 07/15/27 (a)	200,000	197,366
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 05/15/29 (a)	200,000	190,614
8.13%, 08/16/30	150,000	166,374
3.25%, 02/15/32 (a)	200,000	161,240
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	248,677
5.25%, 10/15/27 (a)	100,000	97,316
5.88%, 06/15/28 (a)(c)	150,000	148,874
4.50%, 01/15/30 (a)	195,000	177,050
7.88%, 09/30/31	150,000	164,496
7.95%, 04/15/32	100,000	110,772
5.60%, 07/15/41 (a)	250,000	221,632
4.75%, 05/15/42 (a)	200,000	158,974
5.00%, 06/15/45 (a)	250,000	202,480
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	233,727
3.50%, 12/01/29 (a)	300,000	266,511
3.13%, 03/24/31 (a)	180,000	150,172
6.25%, 03/15/33 (a)	400,000	400,692
4.40%, 03/24/51 (a)	200,000	147,764
4.25%, 03/15/52 (a)	150,000	106,811
6.25%, 03/15/53 (a)	200,000	190,920
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	144,323
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	150,000	127,679
4.80%, 11/01/43 (a)(c)	125,000	101,793
4.60%, 12/15/44 (a)	100,000	77,436
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	250,000	239,200
4.15%, 09/15/29 (a)	200,000	181,338
5.00%, 05/15/44 (a)	75,000	58,774
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	149,978
7.50%, 04/15/38	100,000	105,410
5.50%, 09/15/40 (a)	200,000	176,372
7.38%, 10/15/45 (a)	150,000	160,007
Enbridge, Inc.
2.50%, 02/14/25	150,000	142,977
5.97%, 03/08/26 (a)	200,000	199,494
1.60%, 10/04/26 (a)	150,000	133,365
4.25%, 12/01/26 (a)	300,000	286,287
3.70%, 07/15/27 (a)	200,000	185,990
3.13%, 11/15/29 (a)	350,000	301,455
5.70%, 03/08/33 (a)	700,000	671,209
2.50%, 08/01/33 (a)	425,000	315,656
4.50%, 06/10/44 (a)	170,000	130,919
5.50%, 12/01/46 (a)	150,000	131,234
4.00%, 11/15/49 (a)	300,000	210,855
Energy Transfer LP
4.05%, 03/15/25 (a)	200,000	194,490
2.90%, 05/15/25 (a)	300,000	285,039
4.75%, 01/15/26 (a)	400,000	389,352
4.40%, 03/15/27 (a)	200,000	189,744
4.20%, 04/15/27 (a)	250,000	235,582
5.50%, 06/01/27 (a)	350,000	344,263
4.00%, 10/01/27 (a)	200,000	185,754
5.55%, 02/15/28 (a)	250,000	245,790
4.95%, 06/15/28 (a)	350,000	334,586
5.25%, 04/15/29 (a)	500,000	479,605
3.75%, 05/15/30 (a)	250,000	218,147
5.75%, 02/15/33 (a)	425,000	409,041
4.90%, 03/15/35 (a)	150,000	131,976
6.63%, 10/15/36	125,000	123,888
7.50%, 07/01/38	150,000	158,108
6.05%, 06/01/41 (a)	200,000	181,220
6.50%, 02/01/42 (a)	350,000	334,477
6.10%, 02/15/42	100,000	90,907

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 02/01/43 (a)	150,000	119,957
5.95%, 10/01/43 (a)	148,000	130,142
5.30%, 04/01/44 (a)	150,000	121,931
5.15%, 03/15/45 (a)	300,000	240,861
5.35%, 05/15/45 (a)	100,000	82,001
6.13%, 12/15/45 (a)	300,000	268,128
5.30%, 04/15/47 (a)	250,000	203,620
5.40%, 10/01/47 (a)	400,000	329,596
6.00%, 06/15/48 (a)	300,000	267,222
6.25%, 04/15/49 (a)	500,000	459,430
5.00%, 05/15/50 (a)	550,000	431,315
Eni USA, Inc.
7.30%, 11/15/27	230,000	244,062
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	400,000	388,680
5.05%, 01/10/26	200,000	197,808
3.70%, 02/15/26 (a)	150,000	143,799
3.95%, 02/15/27 (a)	25,000	23,780
4.15%, 10/16/28 (a)	300,000	281,289
3.13%, 07/31/29 (a)	450,000	395,415
2.80%, 01/31/30 (a)	400,000	340,152
6.88%, 03/01/33	150,000	161,775
6.65%, 10/15/34	100,000	105,554
7.55%, 04/15/38	150,000	167,435
6.13%, 10/15/39	225,000	224,788
6.45%, 09/01/40	245,000	250,816
5.95%, 02/01/41	200,000	197,498
5.70%, 02/15/42	175,000	167,641
4.85%, 08/15/42 (a)	200,000	172,960
4.45%, 02/15/43 (a)	300,000	245,580
4.85%, 03/15/44 (a)	400,000	344,376
5.10%, 02/15/45 (a)	350,000	309,722
4.90%, 05/15/46 (a)	250,000	213,235
4.25%, 02/15/48 (a)	350,000	274,543
4.80%, 02/01/49 (a)	350,000	296,964
4.20%, 01/31/50 (a)	400,000	308,748
3.70%, 01/31/51 (a)	325,000	229,317
3.20%, 02/15/52 (a)	350,000	223,874
4.95%, 10/15/54 (a)	125,000	105,475
3.95%, 01/31/60 (a)	325,000	228,793
5.25%, 08/16/77 (a)(b)	300,000	265,068
5.38%, 02/15/78 (a)(b)	210,000	175,287
EOG Resources, Inc.
3.15%, 04/01/25 (a)	150,000	144,605
4.15%, 01/15/26 (a)	250,000	242,840
4.38%, 04/15/30 (a)	350,000	330,354
3.90%, 04/01/35 (a)	165,000	140,054
4.95%, 04/15/50 (a)	100,000	88,406
EQT Corp.
6.63%, 02/01/25 (a)(g)	150,000	149,633
3.90%, 10/01/27 (a)	350,000	324,075
5.70%, 04/01/28 (a)	150,000	147,114
5.00%, 01/15/29 (a)	100,000	94,112
7.00%, 02/01/30 (a)(g)	200,000	206,512
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	500,000	481,505
2.99%, 03/19/25 (a)	800,000	772,672
3.04%, 03/01/26 (a)	750,000	711,570
2.28%, 08/16/26 (a)	300,000	277,407
3.29%, 03/19/27 (a)	300,000	283,326
2.44%, 08/16/29 (a)	250,000	216,357
3.48%, 03/19/30 (a)	550,000	496,215
2.61%, 10/15/30 (a)	600,000	507,036
3.00%, 08/16/39 (a)	150,000	109,347
4.23%, 03/19/40 (a)	550,000	468,363
3.57%, 03/06/45 (a)	300,000	221,571
4.11%, 03/01/46 (a)	750,000	600,487
3.10%, 08/16/49 (a)	475,000	313,633
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.33%, 03/19/50 (a)	675,000	555,214
3.45%, 04/15/51 (a)	750,000	523,170
Halliburton Co.
2.92%, 03/01/30 (a)	300,000	255,804
4.85%, 11/15/35 (a)	375,000	337,710
6.70%, 09/15/38	350,000	368,511
7.45%, 09/15/39	300,000	332,349
4.75%, 08/01/43 (a)	200,000	164,228
5.00%, 11/15/45 (a)	600,000	508,092
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	200,000	158,096
Hess Corp.
4.30%, 04/01/27 (a)	200,000	190,054
7.88%, 10/01/29	200,000	216,522
7.30%, 08/15/31	163,000	172,990
7.13%, 03/15/33	150,000	158,619
6.00%, 01/15/40	200,000	188,182
5.60%, 02/15/41	375,000	338,989
5.80%, 04/01/47 (a)	150,000	136,592
HF Sinclair Corp.
5.88%, 04/01/26 (a)	260,000	259,332
4.50%, 10/01/30 (a)	125,000	110,200
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	100,000	105,794
7.75%, 03/15/32	100,000	107,366
7.30%, 08/15/33	125,000	131,461
5.80%, 03/15/35	300,000	282,099
6.50%, 02/01/37	200,000	195,484
6.95%, 01/15/38	350,000	359,821
6.50%, 09/01/39	200,000	193,216
6.55%, 09/15/40	150,000	143,931
7.50%, 11/15/40	150,000	157,346
6.38%, 03/01/41	150,000	142,082
5.63%, 09/01/41	100,000	86,472
5.00%, 08/15/42 (a)	300,000	242,535
4.70%, 11/01/42 (a)	100,000	77,852
5.00%, 03/01/43 (a)	250,000	201,920
5.50%, 03/01/44 (a)	225,000	192,087
5.40%, 09/01/44 (a)	100,000	84,329
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	650,000	633,126
4.30%, 03/01/28 (a)	390,000	366,896
2.00%, 02/15/31 (a)	375,000	286,294
7.80%, 08/01/31	200,000	216,744
7.75%, 01/15/32	250,000	271,312
4.80%, 02/01/33 (a)	250,000	225,357
5.30%, 12/01/34 (a)	150,000	137,516
5.55%, 06/01/45 (a)	500,000	429,985
5.05%, 02/15/46 (a)	150,000	120,438
5.20%, 03/01/48 (a)	246,000	201,408
3.25%, 08/01/50 (a)	275,000	164,247
5.45%, 08/01/52 (a)	225,000	191,216
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	213,050
5.15%, 10/15/43 (a)	200,000	162,588
4.25%, 09/15/46 (a)	150,000	105,854
4.20%, 10/03/47 (a)	150,000	105,374
4.85%, 02/01/49 (a)	99,000	76,709
3.95%, 03/01/50 (a)	250,000	167,418
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	282,234
6.80%, 03/15/32	88,000	89,321
6.60%, 10/01/37	250,000	243,065
5.20%, 06/01/45 (a)	150,000	118,170
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	395,000	386,942
5.13%, 12/15/26 (a)	200,000	196,802

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 04/01/28 (a)	150,000	138,057
6.50%, 03/01/41 (a)	350,000	346,199
4.75%, 09/15/44 (a)	250,000	198,237
4.50%, 04/01/48 (a)	100,000	74,956
5.00%, 09/15/54 (a)	125,000	96,893
MPLX LP
4.88%, 12/01/24 (a)	300,000	295,815
4.00%, 02/15/25 (a)	150,000	145,859
4.88%, 06/01/25 (a)	350,000	343,336
1.75%, 03/01/26 (a)	450,000	408,105
4.13%, 03/01/27 (a)	400,000	378,420
4.25%, 12/01/27 (a)	246,000	230,849
4.00%, 03/15/28 (a)	275,000	254,174
4.80%, 02/15/29 (a)	250,000	237,080
2.65%, 08/15/30 (a)	500,000	403,805
4.95%, 09/01/32 (a)	150,000	136,881
5.00%, 03/01/33 (a)	300,000	273,423
4.50%, 04/15/38 (a)	500,000	405,585
5.20%, 03/01/47 (a)	300,000	245,286
5.20%, 12/01/47 (a)	250,000	203,347
4.70%, 04/15/48 (a)	425,000	322,303
5.50%, 02/15/49 (a)	425,000	360,311
4.95%, 03/14/52 (a)	400,000	311,856
4.90%, 04/15/58 (a)	200,000	148,518
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	147,294
5.50%, 01/15/26 (a)	250,000	246,067
3.95%, 09/15/27 (a)	200,000	183,450
4.75%, 09/01/28 (a)	100,000	93,809
2.95%, 03/01/31 (a)	50,000	39,415
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	236,185
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	131,346
3.95%, 12/01/42 (a)	300,000	210,168
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	200,000	199,224
5.55%, 03/15/26 (a)	400,000	395,300
8.50%, 07/15/27 (a)	250,000	267,930
8.88%, 07/15/30 (a)	350,000	392,812
6.63%, 09/01/30 (a)	500,000	506,770
6.13%, 01/01/31 (a)	300,000	295,860
7.50%, 05/01/31	250,000	264,712
7.88%, 09/15/31	150,000	162,407
6.45%, 09/15/36	300,000	294,894
7.95%, 06/15/39	175,000	189,740
6.20%, 03/15/40	200,000	190,832
6.60%, 03/15/46 (a)	200,000	196,806
4.40%, 04/15/46 (a)	150,000	110,207
4.20%, 03/15/48 (a)	100,000	69,671
ONEOK Partners LP
4.90%, 03/15/25 (a)	175,000	171,981
6.65%, 10/01/36	175,000	174,459
6.85%, 10/15/37	175,000	177,422
6.13%, 02/01/41 (a)	200,000	185,604
6.20%, 09/15/43 (a)	150,000	139,409
ONEOK, Inc.
2.20%, 09/15/25 (a)	150,000	139,598
5.85%, 01/15/26 (a)	200,000	200,186
5.55%, 11/01/26 (a)	250,000	248,425
4.00%, 07/13/27 (a)	150,000	140,441
4.55%, 07/15/28 (a)	225,000	211,912
4.35%, 03/15/29 (a)	200,000	184,324
3.40%, 09/01/29 (a)	250,000	216,925
3.10%, 03/15/30 (a)	250,000	209,360
6.35%, 01/15/31 (a)	200,000	201,352
6.10%, 11/15/32 (a)	500,000	494,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.00%, 06/15/35	100,000	96,750
4.95%, 07/13/47 (a)	225,000	178,281
5.20%, 07/15/48 (a)	300,000	245,712
4.45%, 09/01/49 (a)	200,000	143,950
4.50%, 03/15/50 (a)	75,000	54,638
7.15%, 01/15/51 (a)	100,000	100,950
6.63%, 09/01/53 (a)	500,000	489,680
Ovintiv, Inc.
5.38%, 01/01/26 (a)	150,000	148,077
5.65%, 05/15/28 (a)	200,000	195,714
7.20%, 11/01/31	200,000	206,016
7.38%, 11/01/31	200,000	210,148
6.25%, 07/15/33 (a)	200,000	193,720
6.50%, 08/15/34	100,000	98,434
6.63%, 08/15/37	100,000	96,105
6.50%, 02/01/38	200,000	192,048
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	250,000	228,064
Phillips 66
3.85%, 04/09/25 (a)	200,000	194,436
1.30%, 02/15/26 (a)	200,000	180,860
3.90%, 03/15/28 (a)	200,000	187,092
2.15%, 12/15/30 (a)	250,000	196,912
4.65%, 11/15/34 (a)	100,000	89,975
5.88%, 05/01/42	400,000	389,252
4.88%, 11/15/44 (a)	425,000	363,978
3.30%, 03/15/52 (a)	300,000	188,184
Phillips 66 Co.
3.61%, 02/15/25 (a)	200,000	193,936
4.95%, 12/01/27 (a)	200,000	195,822
3.75%, 03/01/28 (a)	175,000	162,477
3.15%, 12/15/29 (a)	350,000	302,410
4.68%, 02/15/45 (a)	175,000	140,313
4.90%, 10/01/46 (a)	175,000	145,002
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	250,000	225,910
5.10%, 03/29/26	300,000	296,205
1.90%, 08/15/30 (a)	400,000	314,336
2.15%, 01/15/31 (a)	250,000	197,342
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	400,000	388,492
4.50%, 12/15/26 (a)	410,000	391,919
3.55%, 12/15/29 (a)	150,000	128,877
3.80%, 09/15/30 (a)	200,000	171,788
6.65%, 01/15/37	250,000	244,937
5.15%, 06/01/42 (a)	150,000	118,737
4.30%, 01/31/43 (a)	125,000	88,889
4.70%, 06/15/44 (a)	100,000	74,440
4.90%, 02/15/45 (a)	200,000	151,370
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	400,000	397,456
5.88%, 06/30/26 (a)	500,000	499,180
5.00%, 03/15/27 (a)	400,000	388,132
4.20%, 03/15/28 (a)	450,000	419,944
4.50%, 05/15/30 (a)	525,000	481,855
5.90%, 09/15/37 (a)	150,000	147,495
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	184,498
Schlumberger Investment S.A.
4.50%, 05/15/28 (a)	200,000	193,822
2.65%, 06/26/30 (a)	225,000	190,519
Shell International Finance BV
2.00%, 11/07/24 (a)	300,000	288,894
3.25%, 05/11/25	800,000	772,824
2.88%, 05/10/26	500,000	471,700
2.50%, 09/12/26	200,000	185,358
3.88%, 11/13/28 (a)	500,000	471,985

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 11/07/29 (a)	475,000	404,714
2.75%, 04/06/30 (a)	500,000	430,655
4.13%, 05/11/35	650,000	573,118
6.38%, 12/15/38	700,000	743,960
5.50%, 03/25/40	25,000	24,315
2.88%, 11/26/41 (a)	125,000	84,953
3.63%, 08/21/42	250,000	190,410
4.55%, 08/12/43	375,000	319,451
4.38%, 05/11/45	625,000	513,756
4.00%, 05/10/46	725,000	561,918
3.75%, 09/12/46	400,000	295,608
3.13%, 11/07/49 (a)	500,000	324,405
3.25%, 04/06/50 (a)	600,000	398,688
3.00%, 11/26/51 (a)	250,000	156,283
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	200,000	193,056
5.95%, 09/25/43 (a)	200,000	183,990
4.50%, 03/15/45 (a)	100,000	76,074
Suncor Energy, Inc.
5.95%, 12/01/34	150,000	144,452
6.80%, 05/15/38	200,000	202,808
6.50%, 06/15/38	375,000	373,159
6.85%, 06/01/39	150,000	151,208
4.00%, 11/15/47 (a)	150,000	106,395
3.75%, 03/04/51 (a)	200,000	134,416
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	125,000	124,608
4.95%, 01/15/43 (a)	100,000	78,010
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	220,489
4.20%, 02/01/33 (a)	250,000	212,875
6.13%, 03/15/33 (a)	250,000	245,425
4.95%, 04/15/52 (a)	200,000	153,942
6.50%, 02/15/53 (a)	250,000	238,955
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	450,000	449,271
5.50%, 03/01/30 (a)	200,000	187,208
4.88%, 02/01/31 (a)	350,000	312,581
4.00%, 01/15/32 (a)	400,000	336,024
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	194,962
3.90%, 05/25/27 (a)	100,000	93,315
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	103,225
Tosco Corp.
8.13%, 02/15/30	200,000	224,760
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	300,000	288,444
3.46%, 02/19/29 (a)	356,000	325,808
2.83%, 01/10/30 (a)	300,000	260,520
2.99%, 06/29/41 (a)	250,000	174,625
3.46%, 07/12/49 (a)	300,000	209,034
3.13%, 05/29/50 (a)	700,000	456,057
3.39%, 06/29/60 (a)	250,000	161,288
TotalEnergies Capital S.A.
3.88%, 10/11/28	275,000	258,371
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	450,000	427,648
4.88%, 01/15/26 (a)	235,000	230,204
4.25%, 05/15/28 (a)	575,000	539,062
4.10%, 04/15/30 (a)	150,000	134,229
2.50%, 10/12/31 (a)	150,000	116,300
4.63%, 03/01/34 (a)	400,000	348,844
5.85%, 03/15/36	150,000	143,031
6.20%, 10/15/37	275,000	268,980
4.75%, 05/15/38 (a)	150,000	125,412
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.25%, 08/15/38	200,000	213,938
7.63%, 01/15/39	400,000	440,488
6.10%, 06/01/40	250,000	241,395
5.00%, 10/16/43 (a)	200,000	165,424
4.88%, 05/15/48 (a)	300,000	241,869
5.10%, 03/15/49 (a)	300,000	249,561
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	260,030
4.00%, 03/15/28 (a)	150,000	139,679
3.25%, 05/15/30 (a)	200,000	171,912
5.40%, 08/15/41 (a)	125,000	111,041
4.45%, 08/01/42 (a)	125,000	98,935
4.60%, 03/15/48 (a)	150,000	118,589
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	176,280
4.35%, 06/01/28 (a)	150,000	141,843
4.00%, 04/01/29 (a)	150,000	138,765
2.80%, 12/01/31 (a)	175,000	139,573
7.50%, 04/15/32	175,000	190,769
6.63%, 06/15/37	400,000	410,240
4.90%, 03/15/45 (f)	250,000	207,035
3.65%, 12/01/51 (a)	225,000	144,938
4.00%, 06/01/52 (a)	175,000	120,586
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	142,562
Western Midstream Operating LP
3.10%, 02/01/25 (a)(d)	200,000	191,672
3.95%, 06/01/25 (a)	100,000	96,137
4.65%, 07/01/26 (a)	250,000	240,200
4.50%, 03/01/28 (a)	150,000	139,580
4.75%, 08/15/28 (a)	200,000	187,120
4.05%, 02/01/30 (a)	400,000	349,288
5.45%, 04/01/44 (a)	175,000	141,320
5.30%, 03/01/48 (a)	125,000	97,935
5.50%, 08/15/48 (a)	135,000	107,487
5.25%, 02/01/50 (a)	200,000	155,000
Williams Cos., Inc.
3.90%, 01/15/25 (a)	237,000	230,660
4.00%, 09/15/25 (a)	200,000	192,714
3.75%, 06/15/27 (a)	500,000	465,245
5.30%, 08/15/28 (a)	250,000	244,455
3.50%, 11/15/30 (a)	350,000	301,399
7.50%, 01/15/31	200,000	213,166
2.60%, 03/15/31 (a)	450,000	358,654
8.75%, 03/15/32	150,000	170,525
5.65%, 03/15/33 (a)	150,000	145,088
6.30%, 04/15/40	400,000	392,216
5.80%, 11/15/43 (a)	150,000	137,684
5.40%, 03/04/44 (a)	210,000	181,845
5.75%, 06/24/44 (a)	200,000	181,292
4.90%, 01/15/45 (a)	125,000	100,611
5.10%, 09/15/45 (a)	350,000	293,429
4.85%, 03/01/48 (a)	200,000	160,780
3.50%, 10/15/51 (a)	200,000	127,646
5.30%, 08/15/52 (a)	225,000	191,585
		117,337,666
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	130,000	103,603
California Institute of Technology
4.32%, 08/01/45	100,000	82,455
4.70%, 11/01/11	125,000	97,918
3.65%, 09/01/19 (a)	150,000	92,019
Case Western Reserve University
5.41%, 06/01/22 (a)	125,000	109,905

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cintas Corp. No. 2
3.45%, 05/01/25 (a)	50,000	48,364
3.70%, 04/01/27 (a)	300,000	284,436
4.00%, 05/01/32 (a)	200,000	180,526
Duke University
2.68%, 10/01/44	150,000	100,897
2.76%, 10/01/50	100,000	62,424
2.83%, 10/01/55	200,000	122,692
Emory University
2.14%, 09/01/30 (a)	200,000	163,182
2.97%, 09/01/50 (a)	50,000	31,849
George Washington University
4.30%, 09/15/44	125,000	102,397
4.87%, 09/15/45	100,000	88,655
4.13%, 09/15/48 (a)	225,000	178,672
Georgetown University
4.32%, 04/01/49 (a)	101,000	81,471
2.94%, 04/01/50	125,000	77,020
5.22%, 10/01/18 (a)	150,000	125,598
Howard University
5.21%, 10/01/52 (a)	150,000	124,096
Johns Hopkins University
4.08%, 07/01/53	150,000	119,377
2.81%, 01/01/60 (a)	150,000	87,680
Leland Stanford Junior University
2.41%, 06/01/50 (a)	200,000	117,146
Massachusetts Institute of Technology
3.96%, 07/01/38	50,000	43,259
2.99%, 07/01/50 (a)	200,000	133,220
2.29%, 07/01/51 (a)	175,000	99,249
3.07%, 04/01/52 (a)	100,000	67,170
5.60%, 07/01/11	200,000	198,938
4.68%, 07/01/14	150,000	124,099
3.89%, 07/01/16	150,000	103,233
Northeastern University
2.89%, 10/01/50	100,000	62,081
Northwestern University
4.64%, 12/01/44	200,000	181,090
2.64%, 12/01/50 (a)	100,000	61,085
3.66%, 12/01/57 (a)	100,000	72,147
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	46,866
3.15%, 07/15/46 (a)	182,000	127,453
2.52%, 10/15/50 (a)	200,000	119,668
3.75%, 11/15/52 (a)	150,000	115,201
3.30%, 07/15/56 (a)	150,000	101,064
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	163,206
2.35%, 01/15/32 (a)	200,000	150,726
3.05%, 10/01/41 (a)	200,000	127,688
The American University
3.67%, 04/01/49	200,000	146,728
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	87,463
3.65%, 05/01/48 (a)	200,000	154,336
Thomas Jefferson University
3.85%, 11/01/57 (a)	200,000	134,058
Trustees of Boston College
3.13%, 07/01/52	150,000	98,628
Trustees of Princeton University
5.70%, 03/01/39	225,000	230,254
2.52%, 07/01/50 (a)	450,000	276,250
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	56,820
4.67%, 09/01/12	100,000	80,984
3.61%, 02/15/19 (a)	100,000	63,824
University of Chicago
2.76%, 04/01/45 (a)	150,000	108,625
2.55%, 04/01/50 (a)	150,000	93,201
3.00%, 10/01/52 (a)	50,000	32,919
4.00%, 10/01/53 (a)	125,000	98,028
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	111,423
3.39%, 02/15/48 (a)	149,000	109,265
University of Southern California
3.03%, 10/01/39	300,000	226,452
3.84%, 10/01/47 (a)	390,000	304,945
2.81%, 10/01/50 (a)	100,000	61,781
2.95%, 10/01/51 (a)	125,000	79,155
5.25%, 10/01/11	100,000	90,248
3.23%, 10/01/20 (a)	50,000	27,612
Washington University
3.52%, 04/15/54 (a)	50,000	35,639
William Marsh Rice University
3.57%, 05/15/45	150,000	113,989
3.77%, 05/15/55	125,000	93,755
Yale University
1.48%, 04/15/30 (a)	300,000	239,397
2.40%, 04/15/50 (a)	200,000	116,572
		7,952,176
Technology 2.3%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	143,201
3.25%, 02/01/25 (a)	230,000	223,558
2.15%, 02/01/27 (a)	275,000	249,807
2.30%, 02/01/30 (a)	300,000	252,486
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	200,000	179,684
4.39%, 06/01/52 (a)	150,000	121,673
Alphabet, Inc.
0.45%, 08/15/25 (a)	225,000	206,170
2.00%, 08/15/26 (a)	500,000	460,125
0.80%, 08/15/27 (a)	200,000	171,534
1.10%, 08/15/30 (a)	650,000	506,038
1.90%, 08/15/40 (a)	500,000	312,530
2.05%, 08/15/50 (a)	750,000	410,227
2.25%, 08/15/60 (a)	475,000	252,838
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	200,900
Analog Devices, Inc.
2.95%, 04/01/25 (a)	150,000	144,419
3.50%, 12/05/26 (a)	225,000	213,444
3.45%, 06/15/27 (a)	150,000	140,580
1.70%, 10/01/28 (a)	200,000	168,680
2.10%, 10/01/31 (a)	400,000	316,108
2.80%, 10/01/41 (a)	250,000	166,668
2.95%, 10/01/51 (a)	375,000	233,831
Apple Inc.
2.75%, 01/13/25 (a)	400,000	386,884
2.50%, 02/09/25	300,000	288,768
1.13%, 05/11/25 (a)	500,000	467,735
3.20%, 05/13/25	600,000	580,224
0.55%, 08/20/25 (a)	400,000	366,828
0.70%, 02/08/26 (a)	750,000	675,795
3.25%, 02/23/26 (a)	950,000	908,086
4.42%, 05/08/26 (a)	300,000	295,083
2.45%, 08/04/26 (a)	630,000	585,566

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 09/11/26 (a)	550,000	505,703
3.35%, 02/09/27 (a)	600,000	567,438
3.20%, 05/11/27 (a)	500,000	469,555
3.00%, 06/20/27 (a)	250,000	232,867
2.90%, 09/12/27 (a)	600,000	554,232
3.00%, 11/13/27 (a)	450,000	415,800
1.20%, 02/08/28 (a)	750,000	639,975
4.00%, 05/10/28 (a)	500,000	480,240
1.40%, 08/05/28 (a)	650,000	550,914
3.25%, 08/08/29 (a)	300,000	273,807
2.20%, 09/11/29 (a)	550,000	471,685
1.65%, 05/11/30 (a)	550,000	446,072
1.25%, 08/20/30 (a)	200,000	156,518
1.65%, 02/08/31 (a)	800,000	634,320
1.70%, 08/05/31 (a)	350,000	275,604
3.35%, 08/08/32 (a)(f)	450,000	396,949
4.50%, 02/23/36 (a)	300,000	285,834
2.38%, 02/08/41 (a)	450,000	300,870
3.85%, 05/04/43	850,000	686,910
4.45%, 05/06/44	230,000	205,671
3.45%, 02/09/45	600,000	451,722
4.38%, 05/13/45	600,000	517,464
4.65%, 02/23/46 (a)	850,000	757,316
3.85%, 08/04/46 (a)	588,000	463,761
4.25%, 02/09/47 (a)	300,000	254,565
3.75%, 09/12/47 (a)	350,000	270,917
3.75%, 11/13/47 (a)	419,000	323,556
2.95%, 09/11/49 (a)	500,000	330,165
2.65%, 05/11/50 (a)	850,000	519,494
2.40%, 08/20/50 (a)	450,000	264,456
2.65%, 02/08/51 (a)	350,000	212,653
2.70%, 08/05/51 (a)	600,000	365,640
3.95%, 08/08/52 (a)	500,000	391,930
4.85%, 05/10/53 (a)	500,000	458,785
2.55%, 08/20/60 (a)(f)	550,000	315,199
2.80%, 02/08/61 (a)	550,000	322,272
2.85%, 08/05/61 (a)	450,000	264,303
4.10%, 08/08/62 (a)	250,000	192,648
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	242,865
3.30%, 04/01/27 (a)	400,000	375,132
1.75%, 06/01/30 (a)	250,000	200,180
5.10%, 10/01/35 (a)	100,000	98,288
5.85%, 06/15/41	150,000	152,060
4.35%, 04/01/47 (a)	125,000	105,899
2.75%, 06/01/50 (a)	325,000	205,416
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	50,000	48,408
3.88%, 01/12/28 (a)	325,000	296,907
2.95%, 02/15/32 (a)	50,000	39,071
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	195,716
3.50%, 06/15/27 (a)	75,000	70,045
2.85%, 01/15/30 (a)	50,000	42,456
2.40%, 12/15/31 (a)	375,000	295,294
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	241,082
1.70%, 05/15/28 (a)	250,000	215,932
1.25%, 09/01/30 (a)	350,000	270,214
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	240,507
3.00%, 05/15/31 (a)	125,000	97,305
5.50%, 06/01/32 (a)	150,000	138,093
Baidu, Inc.
3.08%, 04/07/25 (a)	200,000	193,756
1.72%, 04/09/26 (a)	200,000	180,980
3.63%, 07/06/27	200,000	185,974
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 03/29/28 (a)	200,000	189,510
4.88%, 11/14/28 (a)	200,000	192,422
3.43%, 04/07/30 (a)	200,000	171,868
2.38%, 08/23/31 (a)	200,000	154,122
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	100,000	96,495
3.88%, 01/15/27 (a)	750,000	705,030
3.50%, 01/15/28 (a)	250,000	227,277
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	195,096
3.15%, 11/15/25 (a)	250,000	236,155
3.46%, 09/15/26 (a)	204,000	191,495
1.95%, 02/15/28 (a)(c)	300,000	255,789
4.11%, 09/15/28 (a)	400,000	368,976
4.00%, 04/15/29 (a)(c)	200,000	180,496
4.75%, 04/15/29 (a)	350,000	330,092
5.00%, 04/15/30 (a)	200,000	190,744
4.15%, 11/15/30 (a)	543,000	481,391
2.45%, 02/15/31 (a)(c)	800,000	625,376
4.15%, 04/15/32 (a)(c)	350,000	303,429
4.30%, 11/15/32 (a)	575,000	501,889
2.60%, 02/15/33 (a)(c)	500,000	373,165
3.42%, 04/15/33 (a)(c)	600,000	479,130
3.47%, 04/15/34 (a)(c)	850,000	667,632
3.14%, 11/15/35 (a)(c)	881,000	642,654
3.19%, 11/15/36 (a)(c)	707,000	508,008
4.93%, 05/15/37 (a)(c)	655,000	565,088
3.50%, 02/15/41 (a)(c)	900,000	625,086
3.75%, 02/15/51 (a)(c)	500,000	334,215
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	200,000	187,918
2.90%, 12/01/29 (a)	250,000	211,297
2.60%, 05/01/31 (a)	250,000	198,203
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	98,655
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	175,000	173,315
4.13%, 05/01/25 (a)	175,000	169,022
2.67%, 12/01/26 (a)	275,000	248,237
4.25%, 04/01/28 (a)	150,000	136,965
3.28%, 12/01/28 (a)	150,000	129,635
3.25%, 02/15/29 (a)	200,000	170,852
3.57%, 12/01/31 (a)	300,000	246,012
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	176,544
2.30%, 09/14/31 (a)	150,000	112,992
Cisco Systems, Inc.
3.50%, 06/15/25	50,000	48,458
2.95%, 02/28/26	150,000	142,481
2.50%, 09/20/26 (a)	450,000	418,167
5.90%, 02/15/39	500,000	515,180
5.50%, 01/15/40	650,000	639,340
Concentrix Corp.
6.65%, 08/02/26 (a)	200,000	198,966
6.60%, 08/02/28 (a)	200,000	193,022
6.85%, 08/02/33 (a)	200,000	185,008
Corning, Inc.
4.70%, 03/15/37	50,000	44,301
5.75%, 08/15/40	150,000	141,788
4.75%, 03/15/42	50,000	42,548
5.35%, 11/15/48 (a)	150,000	133,925
3.90%, 11/15/49 (a)	100,000	71,310
4.38%, 11/15/57 (a)	250,000	188,483
5.85%, 11/15/68 (a)	100,000	89,701
5.45%, 11/15/79 (a)	300,000	250,914

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	200,000	199,750
6.02%, 06/15/26 (a)	950,000	953,401
4.90%, 10/01/26 (a)	500,000	488,125
6.10%, 07/15/27 (a)	200,000	202,550
5.25%, 02/01/28 (a)	250,000	246,157
5.30%, 10/01/29 (a)	550,000	533,984
6.20%, 07/15/30 (a)	200,000	201,638
5.75%, 02/01/33 (a)(f)	250,000	243,240
8.10%, 07/15/36 (a)	200,000	223,540
3.38%, 12/15/41 (a)(c)	250,000	167,835
8.35%, 07/15/46 (a)	256,000	298,962
3.45%, 12/15/51 (a)(c)	400,000	249,168
Dell, Inc.
7.10%, 04/15/28	50,000	53,076
6.50%, 04/15/38	150,000	148,242
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	219,665
2.38%, 09/15/28 (a)	200,000	162,760
Equifax, Inc.
2.60%, 12/01/24 (a)	200,000	192,240
2.60%, 12/15/25 (a)	160,000	149,000
5.10%, 06/01/28 (a)	200,000	192,964
3.10%, 05/15/30 (a)	200,000	166,786
2.35%, 09/15/31 (a)	400,000	304,160
Equinix, Inc.
2.63%, 11/18/24 (a)	200,000	192,486
1.00%, 09/15/25 (a)	250,000	227,330
1.45%, 05/15/26 (a)	200,000	178,750
2.90%, 11/18/26 (a)	250,000	229,325
1.80%, 07/15/27 (a)	150,000	129,398
1.55%, 03/15/28 (a)	250,000	208,207
3.20%, 11/18/29 (a)	400,000	342,232
2.15%, 07/15/30 (a)	300,000	235,332
2.50%, 05/15/31 (a)	300,000	234,504
3.90%, 04/15/32 (a)	350,000	299,232
3.00%, 07/15/50 (a)	175,000	102,821
2.95%, 09/15/51 (a)	155,000	88,490
3.40%, 02/15/52 (a)	100,000	63,242
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	200,000	182,362
3.45%, 03/01/32 (a)	150,000	124,170
Fidelity National Information Services, Inc.
4.50%, 07/15/25	250,000	243,992
1.15%, 03/01/26 (a)	350,000	313,638
1.65%, 03/01/28 (a)	250,000	211,517
3.75%, 05/21/29 (a)	50,000	45,678
2.25%, 03/01/31 (a)	400,000	312,776
5.10%, 07/15/32 (a)	225,000	212,467
3.10%, 03/01/41 (a)	250,000	165,598
4.50%, 08/15/46 (a)	150,000	113,324
5.63%, 07/15/52 (a)	100,000	90,879
Fiserv, Inc.
3.85%, 06/01/25 (a)	250,000	241,722
3.20%, 07/01/26 (a)	800,000	748,128
2.25%, 06/01/27 (a)	200,000	177,530
4.20%, 10/01/28 (a)	500,000	468,830
3.50%, 07/01/29 (a)	750,000	668,610
2.65%, 06/01/30 (a)	200,000	164,350
5.60%, 03/02/33 (a)	250,000	242,517
5.63%, 08/21/33 (a)	350,000	339,402
4.40%, 07/01/49 (a)	625,000	479,575
Flex Ltd.
4.75%, 06/15/25 (a)	150,000	146,391
3.75%, 02/01/26 (a)	200,000	189,972
4.88%, 06/15/29 (a)	250,000	233,720
4.88%, 05/12/30 (a)	200,000	186,418
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	178,350
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	100,000	96,191
1.75%, 04/10/26 (a)	100,000	90,117
Global Payments, Inc.
1.50%, 11/15/24 (a)	200,000	189,998
2.65%, 02/15/25 (a)	200,000	190,606
1.20%, 03/01/26 (a)	400,000	356,888
2.15%, 01/15/27 (a)	350,000	308,672
4.45%, 06/01/28 (a)	150,000	139,016
3.20%, 08/15/29 (a)	400,000	340,264
5.30%, 08/15/29 (a)	150,000	143,054
2.90%, 05/15/30 (a)	275,000	225,200
2.90%, 11/15/31 (a)	200,000	157,068
5.40%, 08/15/32 (a)	225,000	210,933
4.15%, 08/15/49 (a)	210,000	144,589
5.95%, 08/15/52 (a)	200,000	179,282
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	300,000	299,751
4.90%, 10/15/25 (a)	600,000	589,110
1.75%, 04/01/26 (a)	350,000	317,961
6.10%, 04/01/26 (a)	150,000	149,892
6.20%, 10/15/35 (a)	275,000	276,158
6.35%, 10/15/45 (a)	425,000	413,487
HP, Inc.
2.20%, 06/17/25 (a)	500,000	470,260
1.45%, 06/17/26 (a)	200,000	179,064
3.00%, 06/17/27 (a)	300,000	272,730
4.00%, 04/15/29 (a)	300,000	274,098
2.65%, 06/17/31 (a)	250,000	195,375
4.20%, 04/15/32 (a)	300,000	259,695
5.50%, 01/15/33 (a)	350,000	328,349
6.00%, 09/15/41	350,000	329,297
Intel Corp.
3.40%, 03/25/25 (a)	400,000	387,536
3.70%, 07/29/25 (a)	800,000	774,480
4.88%, 02/10/26	500,000	494,030
2.60%, 05/19/26 (a)	350,000	327,684
3.75%, 03/25/27 (a)	250,000	237,295
3.15%, 05/11/27 (a)	300,000	278,016
3.75%, 08/05/27 (a)	200,000	188,782
4.88%, 02/10/28 (a)	500,000	490,630
1.60%, 08/12/28 (a)	300,000	253,668
4.00%, 08/05/29 (a)	250,000	233,240
2.45%, 11/15/29 (a)	700,000	594,818
3.90%, 03/25/30 (a)	450,000	410,638
2.00%, 08/12/31 (a)	400,000	313,220
4.15%, 08/05/32 (a)	375,000	341,490
4.00%, 12/15/32	100,000	89,269
5.20%, 02/10/33 (a)	800,000	774,744
4.60%, 03/25/40 (a)	250,000	217,215
2.80%, 08/12/41 (a)	300,000	196,314
4.80%, 10/01/41	275,000	237,289
4.25%, 12/15/42	200,000	159,402
4.90%, 07/29/45 (a)	200,000	180,850
4.10%, 05/19/46 (a)	250,000	192,053
4.10%, 05/11/47 (a)	275,000	210,160
3.73%, 12/08/47 (a)	500,000	355,465
3.25%, 11/15/49 (a)	600,000	383,112
4.75%, 03/25/50 (a)	650,000	537,277
3.05%, 08/12/51 (a)	350,000	211,949
4.90%, 08/05/52 (a)	475,000	399,470
5.70%, 02/10/53 (a)	500,000	469,290
3.10%, 02/15/60 (a)	375,000	216,255
4.95%, 03/25/60 (a)(f)	300,000	255,054
3.20%, 08/12/61 (a)	250,000	145,445

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.05%, 08/05/62 (a)	260,000	217,792
5.90%, 02/10/63 (a)	400,000	380,408
International Business Machines Corp.
4.00%, 07/27/25	300,000	292,146
7.00%, 10/30/25	150,000	154,221
4.50%, 02/06/26	300,000	293,511
3.45%, 02/19/26	500,000	476,725
3.30%, 05/15/26	900,000	852,867
3.30%, 01/27/27	350,000	327,684
2.20%, 02/09/27 (a)	200,000	180,082
1.70%, 05/15/27 (a)	100,000	87,616
4.15%, 07/27/27 (a)	300,000	286,440
3.50%, 05/15/29	1,000,000	904,380
1.95%, 05/15/30 (a)	500,000	401,730
2.72%, 02/09/32 (a)	150,000	122,907
4.40%, 07/27/32 (a)	300,000	276,252
5.88%, 11/29/32	300,000	309,072
4.15%, 05/15/39	650,000	528,885
2.85%, 05/15/40 (a)	300,000	202,035
4.00%, 06/20/42	375,000	291,510
4.70%, 02/19/46	250,000	209,532
4.25%, 05/15/49	950,000	734,274
2.95%, 05/15/50 (a)	435,000	260,709
3.43%, 02/09/52 (a)	250,000	163,588
7.13%, 12/01/96	100,000	112,803
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	138,258
5.25%, 09/15/26 (a)	200,000	199,558
1.35%, 07/15/27 (a)	200,000	173,024
1.65%, 07/15/30 (a)	150,000	118,028
5.20%, 09/15/33 (a)	350,000	340,924
5.50%, 09/15/53 (a)	300,000	287,850
Jabil, Inc.
3.95%, 01/12/28 (a)	350,000	323,386
3.60%, 01/15/30 (a)	150,000	130,079
3.00%, 01/15/31 (a)	200,000	162,228
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	135,363
3.75%, 08/15/29 (a)	200,000	178,054
2.00%, 12/10/30 (a)	150,000	112,748
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	98,292
4.60%, 04/06/27 (a)	250,000	240,722
3.00%, 10/30/29 (a)	200,000	171,844
KLA Corp.
4.65%, 11/01/24 (a)	250,000	246,727
4.10%, 03/15/29 (a)	224,000	211,637
4.65%, 07/15/32 (a)	300,000	284,391
5.00%, 03/15/49 (a)	150,000	132,035
3.30%, 03/01/50 (a)	250,000	166,460
4.95%, 07/15/52 (a)	250,000	218,935
5.25%, 07/15/62 (a)	250,000	224,527
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	174,500
2.70%, 10/15/28 (a)	150,000	123,398
3.15%, 10/15/31 (a)	200,000	151,322
4.10%, 10/15/41 (a)	175,000	114,912
Lam Research Corp.
3.80%, 03/15/25 (a)	150,000	146,105
3.75%, 03/15/26 (a)	150,000	144,357
4.00%, 03/15/29 (a)	300,000	282,159
1.90%, 06/15/30 (a)	250,000	200,815
4.88%, 03/15/49 (a)	220,000	192,260
2.88%, 06/15/50 (a)	250,000	155,090
3.13%, 06/15/60 (a)	125,000	75,246
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Leidos, Inc.
3.63%, 05/15/25 (a)	250,000	240,245
4.38%, 05/15/30 (a)	300,000	268,473
2.30%, 02/15/31 (a)	250,000	192,145
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	150,000	135,677
2.45%, 04/15/28 (a)	275,000	237,707
4.88%, 06/22/28 (a)	189,000	180,692
2.95%, 04/15/31 (a)	150,000	121,490
Mastercard, Inc.
2.00%, 03/03/25 (a)	200,000	190,674
2.95%, 11/21/26 (a)	300,000	281,049
3.30%, 03/26/27 (a)	300,000	281,898
4.88%, 03/09/28 (a)	200,000	198,412
2.95%, 06/01/29 (a)	350,000	311,458
3.35%, 03/26/30 (a)	400,000	357,904
2.00%, 11/18/31 (a)	250,000	196,185
3.80%, 11/21/46 (a)	125,000	96,423
3.95%, 02/26/48 (a)	100,000	79,210
3.65%, 06/01/49 (a)	300,000	223,950
3.85%, 03/26/50 (a)	450,000	347,454
2.95%, 03/15/51 (a)	250,000	161,828
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	300,000	290,598
Micron Technology, Inc.
4.98%, 02/06/26 (a)	50,000	48,892
4.19%, 02/15/27 (a)	250,000	235,110
5.38%, 04/15/28 (a)	150,000	144,786
5.33%, 02/06/29 (a)	200,000	192,374
6.75%, 11/01/29 (a)	200,000	203,482
4.66%, 02/15/30 (a)	250,000	227,840
2.70%, 04/15/32 (a)	350,000	267,347
5.88%, 02/09/33 (a)	200,000	191,298
5.88%, 09/15/33 (a)	250,000	238,242
3.37%, 11/01/41 (a)	200,000	131,702
3.48%, 11/01/51 (a)	150,000	91,824
Microsoft Corp.
2.70%, 02/12/25 (a)	550,000	531,025
3.13%, 11/03/25 (a)	1,100,000	1,053,866
2.40%, 08/08/26 (a)	1,150,000	1,068,660
3.30%, 02/06/27 (a)	1,300,000	1,233,895
3.50%, 02/12/35 (a)	525,000	457,810
4.20%, 11/03/35 (a)	150,000	138,621
3.45%, 08/08/36 (a)	450,000	379,854
4.10%, 02/06/37 (a)	475,000	430,013
3.50%, 11/15/42	65,000	50,976
3.75%, 02/12/45 (a)	75,000	60,022
4.45%, 11/03/45 (a)	200,000	178,906
3.70%, 08/08/46 (a)	450,000	353,938
4.25%, 02/06/47 (a)	300,000	260,979
2.53%, 06/01/50 (a)	1,825,000	1,112,739
2.92%, 03/17/52 (a)	1,594,000	1,047,386
4.00%, 02/12/55 (a)	300,000	242,229
3.95%, 08/08/56 (a)	250,000	199,230
4.50%, 02/06/57 (a)	250,000	220,087
2.68%, 06/01/60 (a)	960,000	565,402
3.04%, 03/17/62 (a)	491,000	311,147
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	97,068
3.25%, 01/15/28 (a)	100,000	91,647
4.25%, 02/01/29 (a)	100,000	94,476
2.00%, 08/19/31 (a)	200,000	155,280
2.75%, 08/19/41 (a)	175,000	113,897
5.25%, 07/15/44	175,000	158,335
4.88%, 12/17/48 (a)	50,000	42,841
3.25%, 05/20/50 (a)	100,000	63,833

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 02/25/52 (a)	150,000	106,131
3.10%, 11/29/61 (a)	175,000	101,584
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	191,328
4.60%, 05/23/29 (a)	250,000	236,372
2.30%, 11/15/30 (a)	300,000	232,719
2.75%, 05/24/31 (a)	250,000	197,688
5.60%, 06/01/32 (a)	200,000	191,406
5.50%, 09/01/44	100,000	87,677
NetApp, Inc.
1.88%, 06/22/25 (a)	200,000	187,030
2.38%, 06/22/27 (a)	175,000	156,336
2.70%, 06/22/30 (a)	250,000	202,910
Nokia Oyj
4.38%, 06/12/27	250,000	231,720
6.63%, 05/15/39	65,000	58,005
NVIDIA Corp.
3.20%, 09/16/26 (a)	400,000	378,744
1.55%, 06/15/28 (a)	225,000	192,157
2.85%, 04/01/30 (a)	400,000	348,904
2.00%, 06/15/31 (a)	200,000	160,020
3.50%, 04/01/40 (a)	350,000	276,048
3.50%, 04/01/50 (a)	550,000	401,808
3.70%, 04/01/60 (a)	175,000	127,999
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	50,000	49,398
5.55%, 12/01/28 (a)	250,000	246,005
3.25%, 05/11/41 (a)	350,000	236,043
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	150,000	142,469
3.88%, 06/18/26 (a)	250,000	238,047
3.15%, 05/01/27 (a)	200,000	182,604
4.30%, 06/18/29 (a)	350,000	320,957
3.40%, 05/01/30 (a)	200,000	171,080
2.50%, 05/11/31 (a)	400,000	312,460
2.65%, 02/15/32 (a)	400,000	309,712
3.13%, 02/15/42 (a)	200,000	130,598
3.25%, 11/30/51 (a)	250,000	152,048
Oracle Corp.
2.95%, 11/15/24 (a)	570,000	552,404
2.50%, 04/01/25 (a)	1,000,000	952,340
2.95%, 05/15/25 (a)	700,000	669,487
5.80%, 11/10/25	300,000	301,161
1.65%, 03/25/26 (a)	800,000	724,936
2.65%, 07/15/26 (a)	756,000	697,281
2.80%, 04/01/27 (a)	750,000	681,142
3.25%, 11/15/27 (a)	850,000	774,299
2.30%, 03/25/28 (a)	650,000	563,095
4.50%, 05/06/28 (a)	200,000	190,736
6.15%, 11/09/29 (a)	350,000	355,628
2.95%, 04/01/30 (a)	950,000	799,415
3.25%, 05/15/30 (a)	150,000	128,082
2.88%, 03/25/31 (a)	1,000,000	817,430
6.25%, 11/09/32 (a)	650,000	658,170
4.90%, 02/06/33 (a)	300,000	276,567
4.30%, 07/08/34 (a)	500,000	430,015
3.90%, 05/15/35 (a)	350,000	285,603
3.85%, 07/15/36 (a)	350,000	276,584
3.80%, 11/15/37 (a)	525,000	400,512
6.50%, 04/15/38	400,000	402,336
6.13%, 07/08/39	350,000	337,543
3.60%, 04/01/40 (a)	850,000	611,974
5.38%, 07/15/40	600,000	532,470
3.65%, 03/25/41 (a)	600,000	428,496
4.50%, 07/08/44 (a)	300,000	232,089
4.13%, 05/15/45 (a)	550,000	399,217
4.00%, 07/15/46 (a)	800,000	565,128
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/47 (a)	675,000	473,418
3.60%, 04/01/50 (a)	1,300,000	841,646
3.95%, 03/25/51 (a)	840,000	576,257
6.90%, 11/09/52 (a)	700,000	721,525
5.55%, 02/06/53 (a)	500,000	438,355
4.38%, 05/15/55 (a)	375,000	270,307
3.85%, 04/01/60 (a)	1,000,000	638,340
4.10%, 03/25/61 (a)	450,000	300,082
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	200,000	193,620
1.65%, 06/01/25 (a)	300,000	280,863
2.65%, 10/01/26 (a)	400,000	368,916
3.90%, 06/01/27 (a)(f)	150,000	143,255
2.85%, 10/01/29 (a)	425,000	368,726
2.30%, 06/01/30 (a)	300,000	245,181
4.40%, 06/01/32 (a)	300,000	277,608
3.25%, 06/01/50 (a)	275,000	180,296
5.05%, 06/01/52 (a)	300,000	269,040
5.25%, 06/01/62 (a)	150,000	132,630
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	175,000	164,997
4.38%, 10/15/29 (a)	275,000	242,410
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	450,000	435,501
3.25%, 05/20/27 (a)	550,000	513,078
1.30%, 05/20/28 (a)	234,000	196,813
2.15%, 05/20/30 (a)	450,000	372,523
1.65%, 05/20/32 (a)	450,000	336,645
4.25%, 05/20/32 (a)	150,000	139,025
4.65%, 05/20/35 (a)	300,000	281,862
4.80%, 05/20/45 (a)	450,000	398,763
4.30%, 05/20/47 (a)	400,000	323,244
3.25%, 05/20/50 (a)	175,000	119,144
4.50%, 05/20/52 (a)	300,000	245,265
6.00%, 05/20/53 (a)	350,000	354,266
RELX Capital, Inc.
4.00%, 03/18/29 (a)	250,000	233,027
3.00%, 05/22/30 (a)	300,000	256,722
4.75%, 05/20/32 (a)	150,000	140,166
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	250,000	228,522
3.85%, 12/15/25 (a)	100,000	96,183
3.80%, 12/15/26 (a)	200,000	189,396
1.40%, 09/15/27 (a)	200,000	171,234
4.20%, 09/15/28 (a)	50,000	47,041
2.95%, 09/15/29 (a)	200,000	173,328
2.00%, 06/30/30 (a)	250,000	197,718
1.75%, 02/15/31 (a)	350,000	265,709
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	138,893
2.45%, 03/01/27 (a)	400,000	364,492
4.75%, 08/01/28 (a)	150,000	146,384
2.70%, 03/01/29 (a)	350,000	306,635
4.25%, 05/01/29 (a)	200,000	188,832
2.50%, 12/01/29 (a)	250,000	211,980
1.25%, 08/15/30 (a)	100,000	76,284
2.90%, 03/01/32 (a)	400,000	329,404
3.25%, 12/01/49 (a)	200,000	132,000
3.70%, 03/01/52 (a)	275,000	198,861
2.30%, 08/15/60 (a)	250,000	123,340
3.90%, 03/01/62 (a)	150,000	108,491
Salesforce, Inc.
3.70%, 04/11/28 (a)	425,000	400,805
1.50%, 07/15/28 (a)	300,000	255,144
1.95%, 07/15/31 (a)	500,000	395,540
2.70%, 07/15/41 (a)	350,000	236,852

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.90%, 07/15/51 (a)	550,000	343,766
3.05%, 07/15/61 (a)	350,000	208,866
ServiceNow, Inc.
1.40%, 09/01/30 (a)	450,000	345,118
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	200,000	177,982
3.00%, 06/01/31 (a)	175,000	136,862
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	131,856
2.38%, 08/09/28 (a)	100,000	82,350
2.65%, 08/09/31 (a)	250,000	186,945
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	161,020
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	152,034
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	300,000	283,233
1.13%, 09/15/26 (a)	200,000	178,680
2.90%, 11/03/27 (a)	400,000	366,944
2.25%, 09/04/29 (a)	350,000	298,231
1.75%, 05/04/30 (a)	500,000	404,745
1.90%, 09/15/31 (a)	150,000	118,229
3.88%, 03/15/39 (a)	50,000	41,230
4.15%, 05/15/48 (a)	550,000	443,014
2.70%, 09/15/51 (a)	200,000	121,038
5.00%, 03/14/53 (a)	200,000	180,936
5.05%, 05/18/63 (a)	300,000	267,153
Thomson Reuters Corp.
5.50%, 08/15/35	175,000	166,044
5.85%, 04/15/40	175,000	163,657
5.65%, 11/23/43 (a)	100,000	87,527
Trimble, Inc.
4.75%, 12/01/24 (a)	100,000	98,396
4.90%, 06/15/28 (a)	175,000	167,304
6.10%, 03/15/33 (a)	225,000	220,932
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	300,000	269,043
3.88%, 04/22/27 (a)	300,000	285,579
4.13%, 04/22/29 (a)	200,000	188,470
2.50%, 10/25/31 (a)	350,000	282,033
4.25%, 04/22/32 (a)	300,000	276,432
3.13%, 10/25/41 (a)	200,000	144,650
3.25%, 10/25/51 (a)	350,000	236,565
4.50%, 04/22/52 (a)	300,000	256,791
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	250,000	239,830
3.13%, 08/15/27 (a)	150,000	138,536
7.13%, 10/01/37	100,000	110,316
VeriSign, Inc.
5.25%, 04/01/25 (a)	150,000	148,656
4.75%, 07/15/27 (a)	100,000	96,103
2.70%, 06/15/31 (a)	250,000	199,127
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	300,000	290,985
4.13%, 03/15/29 (a)	175,000	163,144
5.50%, 06/15/45 (a)	150,000	132,222
3.63%, 05/15/50 (a)	100,000	67,120
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	955,010
1.90%, 04/15/27 (a)	400,000	358,912
0.75%, 08/15/27 (a)	150,000	128,130
2.75%, 09/15/27 (a)	150,000	137,367
2.05%, 04/15/30 (a)	450,000	371,893
1.10%, 02/15/31 (a)	350,000	264,463
4.15%, 12/14/35 (a)	500,000	451,265
2.70%, 04/15/40 (a)	260,000	182,754
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 12/14/45 (a)	875,000	737,581
3.65%, 09/15/47 (a)	300,000	227,469
2.00%, 08/15/50 (a)	550,000	298,848
VMware, Inc.
4.50%, 05/15/25 (a)	200,000	195,366
1.40%, 08/15/26 (a)	600,000	529,680
3.90%, 08/21/27 (a)	500,000	465,940
4.70%, 05/15/30 (a)	200,000	183,966
2.20%, 08/15/31 (a)	500,000	377,055
Western Digital Corp.
4.75%, 02/15/26 (a)	650,000	620,100
2.85%, 02/01/29 (a)	150,000	120,356
3.10%, 02/01/32 (a)	175,000	128,370
Western Union Co.
2.85%, 01/10/25 (a)	150,000	143,577
1.35%, 03/15/26 (a)	200,000	178,350
2.75%, 03/15/31 (a)	100,000	76,536
6.20%, 11/17/36	150,000	147,504
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	279,930
3.70%, 04/01/29 (a)	200,000	181,408
3.80%, 04/01/32 (a)	400,000	343,104
Xilinx, Inc.
2.38%, 06/01/30 (a)	300,000	248,937
		162,293,712
Transportation 0.5%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	180,149	159,567
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	128,941	118,435
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	166,723	153,040
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	449,565	402,657
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	36,469	32,600
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	283,550	242,840
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	97,258
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	240,000	232,154
7.00%, 12/15/25	150,000	155,199
3.25%, 06/15/27 (a)	200,000	187,628
6.20%, 08/15/36	100,000	104,993
6.15%, 05/01/37	50,000	52,374
5.75%, 05/01/40 (a)	50,000	49,680
5.05%, 03/01/41 (a)	200,000	183,430
5.40%, 06/01/41 (a)	250,000	237,515
4.40%, 03/15/42 (a)	250,000	208,527
4.38%, 09/01/42 (a)	350,000	290,874
4.45%, 03/15/43 (a)	200,000	167,180
5.15%, 09/01/43 (a)	200,000	182,942
4.90%, 04/01/44 (a)	150,000	132,981
4.55%, 09/01/44 (a)	425,000	358,041
4.70%, 09/01/45 (a)	200,000	170,974
3.90%, 08/01/46 (a)	100,000	75,122
4.13%, 06/15/47 (a)	225,000	176,218
4.05%, 06/15/48 (a)	400,000	309,320
4.15%, 12/15/48 (a)	300,000	235,224
3.05%, 02/15/51 (a)	225,000	142,619
3.30%, 09/15/51 (a)	450,000	301,567
2.88%, 06/15/52 (a)	150,000	92,048

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 01/15/53 (a)	250,000	207,477
5.20%, 04/15/54 (a)	450,000	412,659
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	145,374
6.90%, 07/15/28	150,000	159,813
3.85%, 08/05/32 (a)	250,000	222,607
6.38%, 11/15/37	150,000	157,997
3.20%, 08/02/46 (a)	250,000	169,255
3.65%, 02/03/48 (a)	200,000	147,460
4.45%, 01/20/49 (a)	200,000	165,464
2.45%, 05/01/50 (a)	200,000	113,812
4.40%, 08/05/52 (a)	250,000	207,220
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	600,000	569,052
2.90%, 02/01/25 (a)	171,000	164,606
4.00%, 06/01/28 (a)	200,000	187,966
2.88%, 11/15/29 (a)	150,000	128,909
2.05%, 03/05/30 (a)	200,000	161,798
7.13%, 10/15/31	125,000	135,038
2.45%, 12/02/31 (a)	450,000	389,146
4.80%, 09/15/35 (a)	145,000	132,943
5.95%, 05/15/37	100,000	99,718
3.00%, 12/02/41 (a)	300,000	233,820
4.30%, 05/15/43 (a)	125,000	99,786
4.80%, 08/01/45 (a)	150,000	126,479
4.95%, 08/15/45 (a)	100,000	86,294
4.70%, 05/01/48 (a)	150,000	124,206
3.50%, 05/01/50 (a)	150,000	102,510
3.10%, 12/02/51 (a)	500,000	313,870
4.20%, 11/15/69 (a)	150,000	107,531
6.13%, 09/15/15 (a)	239,000	231,885
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	187,690
CSX Corp.
3.35%, 11/01/25 (a)	150,000	143,570
2.60%, 11/01/26 (a)	250,000	229,510
3.25%, 06/01/27 (a)	378,000	351,052
3.80%, 03/01/28 (a)	300,000	281,886
2.40%, 02/15/30 (a)	275,000	228,970
6.00%, 10/01/36	200,000	202,950
6.15%, 05/01/37	250,000	256,187
6.22%, 04/30/40	175,000	179,251
5.50%, 04/15/41 (a)	150,000	141,860
4.75%, 05/30/42 (a)	50,000	42,943
4.40%, 03/01/43 (a)	150,000	121,907
4.10%, 03/15/44 (a)	250,000	196,385
3.80%, 11/01/46 (a)	250,000	182,333
4.30%, 03/01/48 (a)	50,000	39,457
4.75%, 11/15/48 (a)	200,000	169,312
4.50%, 03/15/49 (a)	150,000	121,722
3.35%, 09/15/49 (a)	450,000	300,991
3.80%, 04/15/50 (a)	150,000	108,665
3.95%, 05/01/50 (a)	150,000	111,611
2.50%, 05/15/51 (a)	150,000	83,978
4.50%, 11/15/52 (a)	100,000	81,557
4.50%, 08/01/54 (a)	150,000	120,854
4.25%, 11/01/66 (a)	250,000	186,055
4.65%, 03/01/68 (a)	125,000	100,161
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	143,608	125,937
FedEx Corp.
3.25%, 04/01/26 (a)	300,000	284,640
3.40%, 02/15/28 (a)	150,000	137,994
4.20%, 10/17/28 (a)	150,000	142,529
3.10%, 08/05/29 (a)	400,000	352,012
4.25%, 05/15/30 (a)	300,000	277,089
4.90%, 01/15/34	112,000	104,583
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.90%, 02/01/35	150,000	125,361
1.88%, 08/20/35	209,896	169,088
3.25%, 05/15/41 (a)	250,000	172,538
3.88%, 08/01/42	200,000	150,546
5.10%, 01/15/44	200,000	172,924
4.10%, 02/01/45	227,000	169,887
4.75%, 11/15/45 (a)	265,000	216,524
4.55%, 04/01/46 (a)	400,000	317,020
4.40%, 01/15/47 (a)	175,000	135,098
4.05%, 02/15/48 (a)	300,000	219,537
4.95%, 10/17/48 (a)	250,000	211,085
5.25%, 05/15/50 (a)	275,000	241,780
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	225,000	198,229
2.65%, 07/15/31 (a)	175,000	133,446
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	216,243
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	126,224	106,568
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 05/15/34 (f)	209,102	188,185
Kirby Corp.
4.20%, 03/01/28 (a)	250,000	232,737
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	281,121
7.80%, 05/15/27	50,000	54,118
3.15%, 06/01/27 (a)	100,000	92,419
2.55%, 11/01/29 (a)	200,000	168,798
2.30%, 05/15/31 (a)	200,000	160,402
3.00%, 03/15/32 (a)	150,000	123,642
4.84%, 10/01/41	200,000	172,980
3.95%, 10/01/42 (a)	100,000	76,684
4.45%, 06/15/45 (a)	250,000	200,137
4.65%, 01/15/46 (a)	150,000	123,294
3.94%, 11/01/47 (a)	250,000	185,590
4.15%, 02/28/48 (a)	275,000	211,252
4.10%, 05/15/49 (a)	250,000	190,392
3.40%, 11/01/49 (a)	250,000	165,780
3.05%, 05/15/50 (a)	350,000	217,626
2.90%, 08/25/51 (a)	75,000	44,725
4.05%, 08/15/52 (a)	250,000	185,892
3.70%, 03/15/53 (a)	100,000	69,194
4.55%, 06/01/53 (a)	200,000	161,364
3.16%, 05/15/55 (a)	360,000	220,896
Ryder System, Inc.
3.35%, 09/01/25 (a)	135,000	128,940
1.75%, 09/01/26 (a)	150,000	134,612
2.90%, 12/01/26 (a)	200,000	182,922
4.30%, 06/15/27 (a)	50,000	47,598
5.25%, 06/01/28 (a)	200,000	194,876
Southwest Airlines Co.
5.25%, 05/04/25 (a)	375,000	370,669
3.00%, 11/15/26 (a)	150,000	138,821
5.13%, 06/15/27 (a)	475,000	463,215
3.45%, 11/16/27 (a)	100,000	91,674
2.63%, 02/10/30 (a)	150,000	123,614
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	250,000	187,837
Union Pacific Corp.
3.25%, 08/15/25 (a)	200,000	192,222
2.75%, 03/01/26 (a)	200,000	187,918
2.15%, 02/05/27 (a)	175,000	157,980
3.00%, 04/15/27 (a)	75,000	69,485
3.95%, 09/10/28 (a)	300,000	283,152
6.63%, 02/01/29	200,000	213,346

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/01/29 (a)	300,000	278,649
2.40%, 02/05/30 (a)	475,000	397,941
2.38%, 05/20/31 (a)	300,000	243,150
2.80%, 02/14/32 (a)	400,000	329,336
3.38%, 02/01/35 (a)	300,000	242,829
2.89%, 04/06/36 (a)	250,000	188,605
3.60%, 09/15/37 (a)	200,000	160,748
3.55%, 08/15/39 (a)	150,000	115,035
3.20%, 05/20/41 (a)	350,000	252,385
3.38%, 02/14/42 (a)	100,000	73,457
4.05%, 11/15/45 (a)	120,000	91,096
4.05%, 03/01/46 (a)	275,000	209,641
4.00%, 04/15/47 (a)	200,000	151,758
4.50%, 09/10/48 (a)	125,000	102,939
4.30%, 03/01/49 (a)	250,000	199,972
3.25%, 02/05/50 (a)	550,000	368,973
3.80%, 10/01/51 (a)	250,000	184,565
3.50%, 02/14/53 (a)	425,000	294,057
3.88%, 02/01/55 (a)	150,000	108,348
3.95%, 08/15/59 (a)	250,000	179,398
3.84%, 03/20/60 (a)	500,000	351,895
3.55%, 05/20/61 (a)	200,000	130,912
2.97%, 09/16/62 (a)	350,000	198,716
4.10%, 09/15/67 (a)	225,000	163,229
3.75%, 02/05/70 (a)	250,000	168,045
3.80%, 04/06/71 (a)	300,000	201,582
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	221,301	212,380
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	81,462	77,183
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	184,260	171,893
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	307,532	276,474
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	191,500	168,692
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	189,887	168,561
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	181,739	164,216
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	171,799	141,628
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	51,213	50,765
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	297,390	286,850
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	375,000	364,886
United Parcel Service, Inc.
2.80%, 11/15/24 (a)	50,000	48,488
3.90%, 04/01/25 (a)	350,000	341,561
3.05%, 11/15/27 (a)	250,000	230,232
3.40%, 03/15/29 (a)	125,000	114,785
2.50%, 09/01/29 (a)	150,000	129,287
4.45%, 04/01/30 (a)	325,000	311,161
4.88%, 03/03/33 (a)	250,000	241,207
6.20%, 01/15/38	400,000	427,712
5.20%, 04/01/40 (a)	150,000	142,743
4.88%, 11/15/40 (a)	200,000	183,358
3.63%, 10/01/42	100,000	76,816
3.40%, 11/15/46 (a)	150,000	105,599
3.75%, 11/15/47 (a)	360,000	273,053
4.25%, 03/15/49 (a)	210,000	170,816
3.40%, 09/01/49 (a)	200,000	142,762
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.30%, 04/01/50 (a)	350,000	332,892
5.05%, 03/03/53 (a)	300,000	274,710
		37,023,297
		975,174,493

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	88,112
2.10%, 07/01/30 (a)	300,000	236,994
3.80%, 10/01/47 (a)	110,000	74,843
4.15%, 05/01/49 (a)	100,000	72,329
3.45%, 01/15/50 (a)	200,000	129,168
3.45%, 05/15/51 (a)	200,000	127,066
5.25%, 05/15/52 (a)	175,000	150,577
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	181,405
4.25%, 09/15/48 (a)	335,000	261,323
3.80%, 06/15/49 (a)	100,000	72,612
3.65%, 04/01/50 (a)	200,000	141,534
5.40%, 03/15/53 (a)	200,000	186,128
AES Corp.
1.38%, 01/15/26 (a)	310,000	276,260
2.45%, 01/15/31 (a)	225,000	172,982
Alabama Power Co.
1.45%, 09/15/30 (a)	315,000	240,862
3.05%, 03/15/32 (a)	200,000	166,720
3.94%, 09/01/32 (a)	200,000	176,804
6.00%, 03/01/39	150,000	148,603
3.85%, 12/01/42	150,000	113,948
3.75%, 03/01/45 (a)	175,000	127,124
4.30%, 01/02/46 (a)	150,000	116,477
3.70%, 12/01/47 (a)	200,000	140,996
4.30%, 07/15/48 (a)	150,000	115,725
3.45%, 10/01/49 (a)	200,000	133,558
3.13%, 07/15/51 (a)	200,000	123,056
3.00%, 03/15/52 (a)	150,000	90,770
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	166,973
3.50%, 01/15/31 (a)	300,000	257,844
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	175,250
4.95%, 06/01/33 (a)	150,000	142,062
4.15%, 03/15/46 (a)	175,000	137,093
3.70%, 12/01/47 (a)	175,000	128,952
4.50%, 03/15/49 (a)	150,000	124,028
3.25%, 03/15/50 (a)	100,000	65,846
5.90%, 12/01/52 (a)	100,000	100,123
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	500,000	503,315
3.20%, 11/13/27 (a)	50,000	45,688
4.30%, 12/01/28 (a)	400,000	375,672
2.30%, 03/01/30 (a)	200,000	160,700
5.95%, 11/01/32 (a)	200,000	199,534
5.63%, 03/01/33 (a)	200,000	193,738
3.25%, 03/01/50 (a)	150,000	92,336
3.88%, 02/15/62 (a)(b)	250,000	204,760
Appalachian Power Co.
3.40%, 06/01/25 (a)	200,000	191,810
3.30%, 06/01/27 (a)	300,000	275,235
2.70%, 04/01/31 (a)	100,000	80,488
7.00%, 04/01/38	160,000	170,379
4.40%, 05/15/44 (a)	150,000	113,531
4.45%, 06/01/45 (a)	150,000	116,225

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 03/01/49 (a)	150,000	114,203
3.70%, 05/01/50 (a)	200,000	134,590
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	239,687
2.20%, 12/15/31 (a)	150,000	113,570
5.55%, 08/01/33 (a)	150,000	145,392
5.05%, 09/01/41 (a)	155,000	132,601
4.35%, 11/15/45 (a)	175,000	132,010
3.75%, 05/15/46 (a)	100,000	68,519
4.20%, 08/15/48 (a)	125,000	90,199
4.25%, 03/01/49 (a)	150,000	108,639
3.35%, 05/15/50 (a)	175,000	110,122
2.65%, 09/15/50 (a)	250,000	136,498
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	93,513
Avangrid, Inc.
3.15%, 12/01/24 (a)	300,000	289,272
3.20%, 04/15/25 (a)	175,000	167,382
3.80%, 06/01/29 (a)	195,000	173,384
Avista Corp.
4.35%, 06/01/48 (a)	150,000	114,350
4.00%, 04/01/52 (a)	150,000	106,751
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	150,000	119,330
6.35%, 10/01/36	155,000	160,295
3.50%, 08/15/46 (a)	100,000	68,178
3.75%, 08/15/47 (a)	150,000	107,316
4.25%, 09/15/48 (a)	100,000	77,089
3.20%, 09/15/49 (a)	100,000	64,851
2.90%, 06/15/50 (a)	150,000	89,682
4.55%, 06/01/52 (a)	175,000	140,453
5.40%, 06/01/53 (a)	150,000	137,795
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	150,000	145,525
4.05%, 04/15/25 (a)	350,000	341,064
3.25%, 04/15/28 (a)	200,000	181,112
3.70%, 07/15/30 (a)	200,000	177,614
6.13%, 04/01/36	500,000	502,740
5.95%, 05/15/37	150,000	147,207
5.15%, 11/15/43 (a)	260,000	228,870
4.50%, 02/01/45 (a)	250,000	199,435
3.80%, 07/15/48 (a)	305,000	213,890
4.45%, 01/15/49 (a)	400,000	309,408
4.25%, 10/15/50 (a)	200,000	147,904
2.85%, 05/15/51 (a)	400,000	230,460
4.60%, 05/01/53 (a)	300,000	233,940
Black Hills Corp.
3.05%, 10/15/29 (a)	150,000	126,669
2.50%, 06/15/30 (a)	200,000	160,088
4.35%, 05/01/33 (a)	150,000	128,303
4.20%, 09/15/46 (a)	100,000	71,838
3.88%, 10/15/49 (a)	100,000	66,784
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	91,810
3.00%, 03/01/32 (a)	250,000	207,317
4.45%, 10/01/32 (a)	200,000	183,850
6.95%, 03/15/33	125,000	136,106
4.95%, 04/01/33 (a)	350,000	332,738
3.55%, 08/01/42 (a)	128,000	93,020
3.95%, 03/01/48 (a)	200,000	151,972
4.25%, 02/01/49 (a)	250,000	197,770
2.90%, 07/01/50 (a)	175,000	106,838
3.60%, 03/01/52 (a)	250,000	175,545
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	300,000	252,165
3.70%, 09/01/49 (a)	175,000	117,945
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	158,811
4.97%, 05/01/46 (a)	150,000	113,712
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	327,456
3.45%, 08/15/27 (a)	200,000	184,830
4.88%, 03/01/44 (a)	100,000	85,875
4.75%, 06/01/50 (a)(b)	200,000	171,798
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	323,000	300,739
3.70%, 08/15/28 (a)	300,000	278,346
6.45%, 01/15/38	300,000	311,562
3.80%, 10/01/42 (a)	200,000	151,066
4.60%, 08/15/43 (a)	150,000	126,474
4.70%, 01/15/44 (a)	150,000	127,217
3.70%, 03/01/45 (a)	100,000	72,950
4.35%, 11/15/45 (a)	150,000	119,016
3.65%, 06/15/46 (a)	250,000	176,527
3.75%, 08/15/47 (a)	200,000	144,314
4.00%, 03/01/48 (a)	150,000	113,823
4.00%, 03/01/49 (a)	150,000	112,652
3.20%, 11/15/49 (a)	100,000	63,679
3.00%, 03/01/50 (a)	300,000	185,190
3.13%, 03/15/51 (a)	250,000	157,145
3.85%, 03/15/52 (a)	100,000	72,041
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	50,000	45,269
3.20%, 03/15/27 (a)	200,000	186,316
2.05%, 07/01/31 (a)	350,000	273,759
4.30%, 04/15/44 (a)	150,000	119,847
4.00%, 04/01/48 (a)	250,000	191,132
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	186,382
3.35%, 04/01/30 (a)	400,000	351,208
5.30%, 03/01/35	150,000	141,569
5.85%, 03/15/36	150,000	146,401
6.75%, 04/01/38	200,000	216,512
5.50%, 12/01/39	250,000	229,855
5.70%, 06/15/40	150,000	141,230
4.20%, 03/15/42	100,000	79,031
3.95%, 03/01/43 (a)	250,000	188,167
4.45%, 03/15/44 (a)	275,000	220,940
4.50%, 12/01/45 (a)	200,000	159,192
3.88%, 06/15/47 (a)	175,000	125,822
4.13%, 05/15/49 (a)	200,000	148,668
3.95%, 04/01/50 (a)	350,000	259,273
6.15%, 11/15/52 (a)	250,000	252,605
4.63%, 12/01/54 (a)	275,000	217,679
4.30%, 12/01/56 (a)	100,000	73,688
4.00%, 11/15/57 (a)	150,000	107,124
4.50%, 05/15/58 (a)	190,000	144,394
3.70%, 11/15/59 (a)	250,000	163,082
3.00%, 12/01/60 (a)	200,000	112,058
3.60%, 06/15/61 (a)	300,000	195,135
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	250,000	238,492
5.60%, 03/01/28 (a)	200,000	198,828
5.80%, 03/01/33 (a)	200,000	195,252
6.25%, 10/01/39	250,000	243,087
5.75%, 10/01/41 (a)	100,000	90,284
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	195,440
3.95%, 05/15/43 (a)	250,000	195,962
3.25%, 08/15/46 (a)	100,000	67,375
3.95%, 07/15/47 (a)	145,000	110,074
4.05%, 05/15/48 (a)	200,000	154,332
4.35%, 04/15/49 (a)	200,000	162,614

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 02/15/50 (a)	150,000	108,974
3.10%, 08/15/50 (a)	300,000	192,774
3.50%, 08/01/51 (a)	125,000	86,605
2.50%, 05/01/60 (a)	275,000	144,160
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	240,000	169,531
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	200,000	151,158
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	150,000	117,299
5.30%, 05/15/33	100,000	97,673
6.05%, 01/15/38	250,000	250,072
5.45%, 02/01/41 (a)	100,000	93,529
5.10%, 06/01/65 (a)	200,000	172,342
Dominion Energy, Inc.
3.30%, 03/15/25 (a)	100,000	96,380
3.90%, 10/01/25 (a)	200,000	192,714
1.45%, 04/15/26 (a)	150,000	135,032
2.85%, 08/15/26 (a)	300,000	277,506
3.60%, 03/15/27 (a)	200,000	186,550
4.25%, 06/01/28 (a)	250,000	235,977
3.38%, 04/01/30 (a)	400,000	344,408
5.38%, 11/15/32 (a)	250,000	238,945
6.30%, 03/15/33	295,000	298,805
5.25%, 08/01/33	300,000	281,001
5.95%, 06/15/35	150,000	146,824
7.00%, 06/15/38	100,000	104,166
4.90%, 08/01/41 (a)	200,000	167,018
4.05%, 09/15/42 (a)	200,000	147,380
4.70%, 12/01/44 (a)	150,000	119,876
4.60%, 03/15/49 (a)	150,000	117,984
5.75%, 10/01/54 (a)(b)	125,000	122,018
DTE Electric Co.
3.38%, 03/01/25 (a)	150,000	145,410
2.25%, 03/01/30 (a)	200,000	165,466
2.63%, 03/01/31 (a)	300,000	248,013
4.00%, 04/01/43 (a)	125,000	96,346
4.30%, 07/01/44 (a)	150,000	120,533
3.70%, 03/15/45 (a)	275,000	199,801
3.70%, 06/01/46 (a)	125,000	91,488
3.75%, 08/15/47 (a)	150,000	108,731
4.05%, 05/15/48 (a)	200,000	151,970
3.95%, 03/01/49 (a)	189,000	140,828
2.95%, 03/01/50 (a)	50,000	30,998
3.25%, 04/01/51 (a)	150,000	96,765
5.40%, 04/01/53 (a)	200,000	187,406
DTE Energy Co.
2.53%, 10/01/24 (d)	170,000	164,035
4.22%, 11/01/24 (d)	400,000	392,872
2.85%, 10/01/26 (a)	320,000	293,869
3.40%, 06/15/29 (a)	250,000	220,617
2.95%, 03/01/30 (a)	150,000	125,844
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	221,528
2.45%, 02/01/30 (a)	250,000	209,067
2.55%, 04/15/31 (a)	175,000	143,469
6.45%, 10/15/32	350,000	362,915
4.95%, 01/15/33 (a)	250,000	237,942
6.10%, 06/01/37	150,000	149,404
6.00%, 01/15/38	200,000	201,452
6.05%, 04/15/38	175,000	174,825
5.30%, 02/15/40	250,000	232,295
4.25%, 12/15/41 (a)	250,000	200,315
4.00%, 09/30/42 (a)	200,000	153,490
3.75%, 06/01/45 (a)	200,000	143,964
3.88%, 03/15/46 (a)	150,000	108,795
3.70%, 12/01/47 (a)	200,000	142,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 03/15/48 (a)	300,000	221,016
3.20%, 08/15/49 (a)	400,000	255,756
3.45%, 04/15/51 (a)	150,000	100,592
5.35%, 01/15/53 (a)	200,000	183,220
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	182,140
2.65%, 09/01/26 (a)	500,000	460,440
3.15%, 08/15/27 (a)	400,000	364,452
5.00%, 12/08/27 (a)	200,000	195,302
4.30%, 03/15/28 (a)	200,000	189,556
3.40%, 06/15/29 (a)	200,000	177,524
2.45%, 06/01/30 (a)	300,000	243,690
2.55%, 06/15/31 (a)	500,000	396,430
4.50%, 08/15/32 (a)	300,000	270,033
3.30%, 06/15/41 (a)	150,000	102,846
4.80%, 12/15/45 (a)	100,000	82,029
3.75%, 09/01/46 (a)	400,000	276,380
3.95%, 08/15/47 (a)	175,000	124,334
4.20%, 06/15/49 (a)	200,000	146,230
3.50%, 06/15/51 (a)	250,000	161,887
5.00%, 08/15/52 (a)	250,000	207,937
3.25%, 01/15/82 (a)(b)	145,000	107,697
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	250,000	234,300
2.50%, 12/01/29 (a)	150,000	127,194
1.75%, 06/15/30 (a)	275,000	216,078
6.35%, 09/15/37	150,000	153,486
6.40%, 06/15/38	300,000	310,239
5.65%, 04/01/40	125,000	119,099
3.85%, 11/15/42 (a)	150,000	111,698
3.40%, 10/01/46 (a)	300,000	201,798
4.20%, 07/15/48 (a)	200,000	154,786
3.00%, 12/15/51 (a)	40,000	24,311
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	99,691
6.35%, 08/15/38	200,000	204,652
6.45%, 04/01/39	200,000	207,448
4.90%, 07/15/43 (a)	75,000	64,520
3.75%, 05/15/46 (a)	200,000	141,330
3.25%, 10/01/49 (a)	200,000	127,394
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	137,600
2.13%, 06/01/30 (a)	200,000	160,952
3.70%, 06/15/46 (a)	125,000	87,555
4.30%, 02/01/49 (a)	150,000	116,282
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	350,000	336,206
2.00%, 08/15/31 (a)	200,000	154,798
6.30%, 04/01/38	300,000	304,788
4.10%, 05/15/42 (a)	200,000	155,616
4.10%, 03/15/43 (a)	100,000	77,215
4.38%, 03/30/44 (a)	175,000	139,732
4.15%, 12/01/44 (a)	220,000	168,353
4.20%, 08/15/45 (a)	75,000	57,373
3.70%, 10/15/46 (a)	200,000	139,956
3.60%, 09/15/47 (a)	250,000	174,807
2.50%, 08/15/50 (a)	250,000	137,480
2.90%, 08/15/51 (a)	150,000	88,490
Edison International
3.55%, 11/15/24 (a)	150,000	145,687
5.75%, 06/15/27 (a)	300,000	297,090
4.13%, 03/15/28 (a)	200,000	183,982
5.25%, 11/15/28 (a)	200,000	192,508
6.95%, 11/15/29 (a)	150,000	154,839
El Paso Electric Co.
6.00%, 05/15/35	169,000	162,585
5.00%, 12/01/44 (a)	50,000	40,648

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Emera US Finance LP
3.55%, 06/15/26 (a)	287,000	269,556
2.64%, 06/15/31 (a)	100,000	77,394
4.75%, 06/15/46 (a)	400,000	295,632
Enel Americas S.A.
4.00%, 10/25/26 (a)	175,000	162,965
Enel Chile S.A.
4.88%, 06/12/28 (a)	335,000	318,897
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	50,000	47,629
5.30%, 09/15/33 (a)	200,000	192,984
4.20%, 04/01/49 (a)	175,000	131,863
2.65%, 06/15/51 (a)	100,000	55,671
Entergy Corp.
0.90%, 09/15/25 (a)	350,000	318,013
2.95%, 09/01/26 (a)	350,000	323,701
2.80%, 06/15/30 (a)	350,000	291,200
2.40%, 06/15/31 (a)	300,000	234,408
3.75%, 06/15/50 (a)	200,000	132,578
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	200,000	190,522
5.40%, 11/01/24	150,000	149,587
2.40%, 10/01/26 (a)	350,000	319,539
3.12%, 09/01/27 (a)	200,000	183,294
3.25%, 04/01/28 (a)	200,000	181,352
1.60%, 12/15/30 (a)	175,000	131,898
3.05%, 06/01/31 (a)	150,000	124,830
4.00%, 03/15/33 (a)	211,000	183,477
4.95%, 01/15/45 (a)	125,000	104,815
4.20%, 09/01/48 (a)	325,000	247,270
4.20%, 04/01/50 (a)	200,000	151,142
2.90%, 03/15/51 (a)	300,000	176,802
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	225,000	161,635
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	181,734
1.75%, 03/15/31 (a)	250,000	190,842
3.55%, 09/30/49 (a)	200,000	135,786
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	300,000	278,127
4.13%, 03/01/42 (a)	150,000	116,178
4.10%, 04/01/43 (a)	300,000	225,483
4.25%, 12/01/45 (a)	100,000	76,331
3.25%, 09/01/49 (a)	175,000	112,550
3.45%, 04/15/50 (a)	100,000	66,395
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	200,000	161,610
5.30%, 10/01/41 (a)	50,000	45,902
4.20%, 06/15/47 (a)	95,000	72,238
4.20%, 03/15/48 (a)	75,000	57,385
4.13%, 04/01/49 (a)	100,000	73,807
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	213,627
Eversource Energy
4.75%, 05/15/26	200,000	195,652
2.90%, 03/01/27 (a)	200,000	182,626
3.30%, 01/15/28 (a)	250,000	228,037
5.45%, 03/01/28 (a)	250,000	247,647
4.25%, 04/01/29 (a)	200,000	186,806
1.65%, 08/15/30 (a)	400,000	306,664
2.55%, 03/15/31 (a)	300,000	240,009
3.38%, 03/01/32 (a)	200,000	165,814
5.13%, 05/15/33 (a)	200,000	186,446
3.45%, 01/15/50 (a)	200,000	130,454
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exelon Corp.
3.95%, 06/15/25 (a)	150,000	145,068
3.40%, 04/15/26 (a)	100,000	94,755
2.75%, 03/15/27 (a)	200,000	181,638
5.15%, 03/15/28 (a)	300,000	294,501
4.05%, 04/15/30 (a)	450,000	405,382
3.35%, 03/15/32 (a)	325,000	270,543
5.30%, 03/15/33 (a)	250,000	238,490
4.95%, 06/15/35 (a)(c)	275,000	247,637
5.63%, 06/15/35	250,000	240,177
5.10%, 06/15/45 (a)	200,000	171,494
4.45%, 04/15/46 (a)	100,000	78,283
4.70%, 04/15/50 (a)	250,000	199,835
5.60%, 03/15/53 (a)	200,000	182,360
Exelon Generation Co. LLC
5.60%, 06/15/42 (a)	225,000	202,655
Florida Power & Light Co.
2.85%, 04/01/25 (a)	400,000	384,136
3.13%, 12/01/25 (a)	350,000	333,599
5.05%, 04/01/28 (a)	300,000	296,352
2.45%, 02/03/32 (a)	500,000	401,785
5.10%, 04/01/33 (a)	200,000	193,634
5.63%, 04/01/34	200,000	200,858
4.95%, 06/01/35	150,000	141,755
5.95%, 02/01/38	150,000	151,716
5.96%, 04/01/39	250,000	251,580
5.69%, 03/01/40	100,000	98,567
5.25%, 02/01/41 (a)	100,000	93,526
4.13%, 02/01/42 (a)	250,000	202,695
4.05%, 06/01/42 (a)	200,000	159,592
3.80%, 12/15/42 (a)	175,000	134,782
4.05%, 10/01/44 (a)	100,000	78,460
3.70%, 12/01/47 (a)	55,000	39,990
3.95%, 03/01/48 (a)	250,000	190,750
4.13%, 06/01/48 (a)	250,000	195,372
3.99%, 03/01/49 (a)	250,000	189,855
3.15%, 10/01/49 (a)	350,000	228,896
2.88%, 12/04/51 (a)	400,000	243,280
5.30%, 04/01/53 (a)	200,000	186,106
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	284,375
Georgia Power Co.
3.25%, 04/01/26 (a)	150,000	141,683
3.25%, 03/30/27 (a)	100,000	92,349
4.65%, 05/16/28 (a)	200,000	192,822
2.65%, 09/15/29 (a)	100,000	85,017
4.70%, 05/15/32 (a)	250,000	231,825
4.95%, 05/17/33 (a)	250,000	234,837
4.75%, 09/01/40	100,000	84,732
4.30%, 03/15/42	275,000	220,396
4.30%, 03/15/43	150,000	118,677
3.70%, 01/30/50 (a)	175,000	122,705
3.25%, 03/15/51 (a)	200,000	127,150
5.13%, 05/15/52 (a)	250,000	221,105
Iberdrola International BV
5.81%, 03/15/25	150,000	149,946
6.75%, 07/15/36	125,000	133,364
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	157,046
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	47,000
4.55%, 03/15/46 (a)	100,000	81,411
3.75%, 07/01/47 (a)	200,000	139,058
4.25%, 08/15/48 (a)	200,000	152,004
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	193,776
4.10%, 09/26/28 (a)	250,000	234,020

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 04/01/29 (a)	50,000	45,104
2.30%, 06/01/30 (a)	300,000	240,195
3.70%, 09/15/46 (a)	50,000	33,911
3.50%, 09/30/49 (a)	150,000	98,301
3.10%, 11/30/51 (a)	125,000	74,599
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	210,000	184,369
ITC Holdings Corp.
3.25%, 06/30/26 (a)	120,000	112,696
3.35%, 11/15/27 (a)	175,000	160,055
5.30%, 07/01/43 (a)	100,000	86,681
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	178,882
4.38%, 10/01/45 (a)	150,000	117,228
3.30%, 06/01/50 (a)	150,000	97,686
Louisville Gas and Electric Co.
5.45%, 04/15/33 (a)	150,000	146,934
4.25%, 04/01/49 (a)	150,000	114,897
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	250,000	244,520
3.10%, 05/01/27 (a)	50,000	46,253
3.65%, 04/15/29 (a)	200,000	183,028
6.75%, 12/30/31	200,000	214,154
5.35%, 01/15/34 (a)	200,000	197,426
5.80%, 10/15/36	100,000	99,155
4.80%, 09/15/43 (a)	200,000	170,846
4.40%, 10/15/44 (a)	125,000	101,630
4.25%, 05/01/46 (a)	150,000	117,269
3.95%, 08/01/47 (a)	100,000	76,051
3.65%, 08/01/48 (a)	250,000	179,297
4.25%, 07/15/49 (a)	300,000	234,318
3.15%, 04/15/50 (a)	215,000	136,688
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	234,387
4.25%, 03/15/42	100,000	77,464
3.10%, 07/30/51 (a)	100,000	59,403
National Grid PLC
5.81%, 06/12/33 (a)	250,000	243,180
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	200,000	199,734
3.25%, 11/01/25 (a)	400,000	381,716
4.45%, 03/13/26 (a)	200,000	195,466
3.40%, 02/07/28 (a)	350,000	321,968
3.90%, 11/01/28 (a)	250,000	232,797
3.70%, 03/15/29 (a)	200,000	182,738
2.40%, 03/15/30 (a)	200,000	164,522
1.35%, 03/15/31 (a)	250,000	183,220
1.65%, 06/15/31 (a)	150,000	111,602
8.00%, 03/01/32	200,000	226,252
4.15%, 12/15/32 (a)	200,000	178,306
5.80%, 01/15/33 (a)	200,000	199,910
5.25%, 04/20/46 (a)(b)	150,000	142,596
4.40%, 11/01/48 (a)	130,000	101,785
4.30%, 03/15/49 (a)	100,000	76,851
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	227,407
6.75%, 07/01/37	75,000	79,182
3.13%, 08/01/50 (a)	75,000	45,580
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	700,000	701,197
4.45%, 06/20/25	400,000	390,528
1.88%, 01/15/27 (a)	350,000	310,348
3.55%, 05/01/27 (a)	450,000	419,521
4.63%, 07/15/27 (a)	300,000	289,161
4.90%, 02/28/28 (a)	300,000	290,568
1.90%, 06/15/28 (a)	725,000	613,973
3.50%, 04/01/29 (a)	150,000	134,369
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 11/01/29 (a)	350,000	297,437
2.25%, 06/01/30 (a)	700,000	560,399
2.44%, 01/15/32 (a)	550,000	426,222
5.00%, 07/15/32 (a)	300,000	280,770
3.00%, 01/15/52 (a)	200,000	118,046
5.25%, 02/28/53 (a)	300,000	259,944
4.80%, 12/01/77 (a)(b)	300,000	262,614
3.80%, 03/15/82 (a)(b)	150,000	126,989
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	160,204
6.25%, 06/01/36	145,000	148,599
6.20%, 07/01/37	175,000	179,044
5.35%, 11/01/39	285,000	269,288
3.40%, 08/15/42 (a)	145,000	103,933
4.00%, 08/15/45 (a)	100,000	75,252
3.60%, 05/15/46 (a)	250,000	175,062
3.60%, 09/15/47 (a)	250,000	177,400
2.90%, 03/01/50 (a)	120,000	73,738
2.60%, 06/01/51 (a)	175,000	99,668
4.50%, 06/01/52 (a)	150,000	122,229
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	139,344
NSTAR Electric Co.
3.20%, 05/15/27 (a)	350,000	325,479
3.25%, 05/15/29 (a)	250,000	224,957
3.95%, 04/01/30 (a)	150,000	136,970
1.95%, 08/15/31 (a)	150,000	115,022
5.50%, 03/15/40	100,000	93,838
4.40%, 03/01/44 (a)	175,000	142,853
3.10%, 06/01/51 (a)	275,000	173,605
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	141,855
5.38%, 11/01/40	200,000	172,410
5.05%, 10/01/48 (a)	200,000	163,866
3.75%, 08/01/50 (a)	150,000	101,028
5.25%, 09/01/50	50,000	42,188
Ohio Edison Co.
6.88%, 07/15/36	100,000	105,166
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	165,672
1.63%, 01/15/31 (a)	200,000	152,230
4.15%, 04/01/48 (a)	200,000	150,608
4.00%, 06/01/49 (a)	150,000	109,701
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	108,438
3.25%, 04/01/30 (a)	450,000	389,110
5.40%, 01/15/33 (a)	150,000	145,353
4.15%, 04/01/47 (a)	175,000	131,688
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	415,000	384,605
5.75%, 03/15/29 (a)	123,000	125,020
2.75%, 05/15/30 (a)	200,000	168,700
7.00%, 05/01/32	250,000	271,115
4.15%, 06/01/32 (a)	150,000	137,054
4.55%, 09/15/32 (a)	200,000	184,146
7.50%, 09/01/38	100,000	114,693
3.75%, 04/01/45 (a)	250,000	186,017
4.10%, 11/15/48 (a)	150,000	115,101
Oncor Electric Delivery Co., LLC
5.25%, 09/30/40	275,000	259,196
4.55%, 12/01/41 (a)	150,000	126,201
3.80%, 09/30/47 (a)	225,000	165,773
3.80%, 06/01/49 (a)	150,000	108,756
3.10%, 09/15/49 (a)	250,000	159,255
3.70%, 05/15/50 (a)	150,000	106,961
4.60%, 06/01/52 (a)	150,000	124,076
5.35%, 10/01/52 (a)	100,000	93,879

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pacific Gas and Electric Co.
4.95%, 06/08/25	100,000	97,676
3.50%, 06/15/25 (a)	300,000	285,135
3.45%, 07/01/25	300,000	284,796
3.15%, 01/01/26	550,000	511,582
2.95%, 03/01/26 (a)	225,000	207,182
3.30%, 03/15/27 (a)	100,000	90,312
2.10%, 08/01/27 (a)	350,000	299,155
3.30%, 12/01/27 (a)	500,000	441,920
3.00%, 06/15/28 (a)	350,000	300,349
3.75%, 07/01/28	325,000	288,805
4.65%, 08/01/28 (a)	100,000	91,646
4.55%, 07/01/30 (a)	900,000	795,447
2.50%, 02/01/31 (a)	600,000	456,570
3.25%, 06/01/31 (a)	350,000	278,722
4.40%, 03/01/32 (a)	200,000	169,502
5.90%, 06/15/32 (a)	200,000	186,826
6.15%, 01/15/33 (a)	400,000	379,956
4.50%, 07/01/40 (a)	500,000	372,420
3.30%, 08/01/40 (a)	350,000	224,959
4.20%, 06/01/41 (a)	100,000	70,354
4.45%, 04/15/42 (a)	350,000	249,371
3.75%, 08/15/42 (a)	100,000	64,415
4.60%, 06/15/43 (a)	350,000	252,143
4.75%, 02/15/44 (a)	200,000	148,130
4.30%, 03/15/45 (a)	250,000	169,232
4.25%, 03/15/46 (a)	175,000	115,904
4.00%, 12/01/46 (a)	240,000	152,539
4.95%, 07/01/50 (a)	900,000	672,606
3.50%, 08/01/50 (a)	200,000	119,398
5.25%, 03/01/52 (a)	245,000	188,491
6.75%, 01/15/53 (a)	200,000	188,080
PacifiCorp
3.50%, 06/15/29 (a)	100,000	89,230
2.70%, 09/15/30 (a)	150,000	122,663
7.70%, 11/15/31	275,000	307,414
5.75%, 04/01/37	100,000	94,701
6.25%, 10/15/37	200,000	199,182
6.35%, 07/15/38	250,000	247,832
6.00%, 01/15/39	100,000	94,437
4.10%, 02/01/42 (a)	50,000	36,536
4.15%, 02/15/50 (a)	200,000	140,930
3.30%, 03/15/51 (a)	250,000	150,165
2.90%, 06/15/52 (a)	200,000	110,370
5.35%, 12/01/53 (a)	325,000	270,049
5.50%, 05/15/54 (a)	400,000	339,844
PECO Energy Co.
4.90%, 06/15/33 (a)	150,000	142,892
3.70%, 09/15/47 (a)	300,000	218,601
3.90%, 03/01/48 (a)	200,000	150,010
3.00%, 09/15/49 (a)	100,000	62,388
2.80%, 06/15/50 (a)	200,000	117,806
3.05%, 03/15/51 (a)	50,000	31,040
2.85%, 09/15/51 (a)	150,000	88,490
4.38%, 08/15/52 (a)	100,000	80,076
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	250,000	231,272
Potomac Electric Power Co.
4.15%, 03/15/43 (a)	200,000	158,462
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	200,000	187,662
4.13%, 04/15/30 (a)	150,000	134,730
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	200,000	190,918
6.25%, 05/15/39	300,000	307,005
4.75%, 07/15/43 (a)	100,000	85,721
4.15%, 06/15/48 (a)	150,000	116,586
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 10/01/49 (a)	100,000	62,865
5.25%, 05/15/53 (a)	200,000	182,658
Progress Energy, Inc.
7.75%, 03/01/31	250,000	272,717
7.00%, 10/30/31	210,000	221,642
6.00%, 12/01/39	185,000	179,574
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	150,000	138,348
1.90%, 01/15/31 (a)	255,000	197,941
1.88%, 06/15/31 (a)	225,000	172,708
4.10%, 06/01/32 (a)	150,000	133,211
6.25%, 09/01/37	200,000	202,020
3.60%, 09/15/42 (a)	100,000	71,113
3.80%, 06/15/47 (a)	50,000	35,372
4.05%, 09/15/49 (a)	250,000	182,840
3.20%, 03/01/50 (a)	250,000	157,332
2.70%, 01/15/51 (a)	180,000	101,358
5.25%, 04/01/53 (a)	200,000	174,544
Public Service Co. of New Hampshire
3.60%, 07/01/49 (a)	100,000	71,332
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	116,157
3.15%, 08/15/51 (a)	150,000	90,524
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	205,000	190,371
3.70%, 05/01/28 (a)	175,000	163,653
3.20%, 05/15/29 (a)	225,000	200,839
2.45%, 01/15/30 (a)	250,000	209,090
1.90%, 08/15/31 (a)	200,000	154,952
4.90%, 12/15/32 (a)	200,000	192,118
3.95%, 05/01/42 (a)	100,000	78,912
3.65%, 09/01/42 (a)	100,000	74,758
3.80%, 01/01/43 (a)	125,000	95,371
3.80%, 03/01/46 (a)	150,000	111,779
3.60%, 12/01/47 (a)	275,000	198,157
4.05%, 05/01/48 (a)	175,000	135,777
3.85%, 05/01/49 (a)	150,000	111,294
3.20%, 08/01/49 (a)	150,000	98,840
3.15%, 01/01/50 (a)	25,000	16,321
2.70%, 05/01/50 (a)	150,000	88,739
2.05%, 08/01/50 (a)	200,000	102,896
5.13%, 03/15/53 (a)	150,000	136,997
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	225,000	205,605
0.95%, 03/15/26 (a)	150,000	135,270
1.60%, 08/15/30 (a)	350,000	268,425
2.45%, 11/15/31 (a)	300,000	232,788
Puget Energy, Inc.
3.65%, 05/15/25 (a)	150,000	143,887
4.10%, 06/15/30 (a)	300,000	261,300
4.22%, 03/15/32 (a)	150,000	128,046
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	99,693
5.80%, 03/15/40	175,000	166,780
5.64%, 04/15/41 (a)	150,000	140,456
4.30%, 05/20/45 (a)	150,000	115,106
4.22%, 06/15/48 (a)	200,000	151,354
3.25%, 09/15/49 (a)	150,000	95,322
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	200,000	185,340
1.70%, 10/01/30 (a)	200,000	154,900
6.00%, 06/01/39	150,000	146,707
3.75%, 06/01/47 (a)	125,000	88,768
4.15%, 05/15/48 (a)	269,000	205,734
4.10%, 06/15/49 (a)	140,000	103,729
3.32%, 04/15/50 (a)	200,000	127,552

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/15/52 (a)	260,000	180,489
5.35%, 04/01/53 (a)	200,000	181,330
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	186,108
Southern California Edison Co.
3.70%, 08/01/25 (a)	350,000	336,665
1.20%, 02/01/26 (a)	200,000	180,256
5.85%, 11/01/27 (a)	250,000	251,475
3.65%, 03/01/28 (a)	100,000	92,206
5.30%, 03/01/28 (a)	200,000	197,748
4.20%, 03/01/29 (a)	150,000	139,760
6.65%, 04/01/29	150,000	153,711
2.85%, 08/01/29 (a)	200,000	172,282
2.25%, 06/01/30 (a)	250,000	200,725
2.75%, 02/01/32 (a)	200,000	160,122
5.95%, 11/01/32 (a)	200,000	199,760
6.00%, 01/15/34	200,000	198,846
5.75%, 04/01/35	200,000	194,340
5.35%, 07/15/35	200,000	190,304
5.55%, 01/15/37	200,000	187,004
5.95%, 02/01/38	250,000	242,695
6.05%, 03/15/39	150,000	146,868
5.50%, 03/15/40	150,000	137,379
4.05%, 03/15/42 (a)	105,000	78,713
3.90%, 03/15/43 (a)	325,000	237,708
4.65%, 10/01/43 (a)	250,000	203,507
3.60%, 02/01/45 (a)	150,000	102,872
4.00%, 04/01/47 (a)	600,000	436,512
4.13%, 03/01/48 (a)	495,000	365,454
4.88%, 03/01/49 (a)	200,000	163,806
3.65%, 02/01/50 (a)	400,000	269,820
3.45%, 02/01/52 (a)	200,000	127,804
Southern Co.
5.50%, 03/15/29 (a)	200,000	198,840
3.70%, 04/30/30 (a)	375,000	331,931
5.20%, 06/15/33 (a)	200,000	189,056
5.70%, 03/15/34 (a)	200,000	196,332
Southern Power Co.
0.90%, 01/15/26 (a)	250,000	224,050
5.15%, 09/15/41	200,000	172,966
5.25%, 07/15/43	75,000	63,860
4.95%, 12/15/46 (a)	100,000	80,586
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	350,000	321,142
4.10%, 09/15/28 (a)	200,000	185,614
3.90%, 04/01/45 (a)	100,000	69,575
3.85%, 02/01/48 (a)	200,000	136,798
3.25%, 11/01/51 (a)	200,000	120,680
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	200,000	160,810
3.40%, 08/15/46 (a)	100,000	64,681
3.70%, 08/15/47 (a)	150,000	103,145
4.40%, 11/15/48 (a)	100,000	76,289
3.75%, 06/15/49 (a)	130,000	89,235
3.15%, 05/01/50 (a)	150,000	92,336
Tampa Electric Co.
4.10%, 06/15/42 (a)	200,000	154,136
4.35%, 05/15/44 (a)	100,000	77,332
4.30%, 06/15/48 (a)	150,000	114,447
3.63%, 06/15/50 (a)	200,000	136,462
5.00%, 07/15/52 (a)	150,000	127,302
The Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	142,442
The Southern Co.
3.25%, 07/01/26 (a)	500,000	468,945
5.11%, 08/01/27 (d)	250,000	245,245
4.85%, 06/15/28 (a)	250,000	241,722
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 07/01/36 (a)	200,000	167,434
4.40%, 07/01/46 (a)	600,000	465,378
4.00%, 01/15/51 (a)(b)	250,000	232,080
3.75%, 09/15/51 (a)(b)	275,000	240,487
Toledo Edison Co.
6.15%, 05/15/37	100,000	100,369
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	132,893
4.85%, 12/01/48 (a)	175,000	142,615
4.00%, 06/15/50 (a)	100,000	71,099
3.25%, 05/01/51 (a)	200,000	123,626
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	40,397
3.50%, 03/15/29 (a)	550,000	498,762
2.95%, 03/15/30 (a)	150,000	128,429
2.15%, 03/15/32 (a)	200,000	153,438
8.45%, 03/15/39	150,000	182,484
3.90%, 09/15/42 (a)	115,000	87,264
3.65%, 04/15/45 (a)	100,000	70,553
4.00%, 04/01/48 (a)	250,000	184,127
3.25%, 10/01/49 (a)	150,000	95,154
2.63%, 03/15/51 (a)	250,000	140,455
3.90%, 04/01/52 (a)	150,000	109,910
Virginia Electric & Power Co.
5.00%, 04/01/33 (a)	200,000	187,542
8.88%, 11/15/38	200,000	249,608
Virginia Electric and Power Co.
3.10%, 05/15/25 (a)	200,000	191,792
3.15%, 01/15/26 (a)	250,000	236,782
2.95%, 11/15/26 (a)	200,000	185,424
3.50%, 03/15/27 (a)	350,000	327,561
2.88%, 07/15/29 (a)	150,000	130,692
2.40%, 03/30/32 (a)	175,000	136,747
6.00%, 01/15/36	250,000	249,840
6.00%, 05/15/37	275,000	272,742
4.00%, 01/15/43 (a)	250,000	191,092
4.45%, 02/15/44 (a)	250,000	198,990
4.20%, 05/15/45 (a)	50,000	38,044
3.80%, 09/15/47 (a)	300,000	213,156
4.60%, 12/01/48 (a)	250,000	202,285
3.30%, 12/01/49 (a)	300,000	194,355
2.45%, 12/15/50 (a)	450,000	240,921
4.63%, 05/15/52 (a)	225,000	182,297
5.45%, 04/01/53 (a)	200,000	182,538
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	195,952
5.15%, 10/01/27 (a)	150,000	147,553
1.38%, 10/15/27 (a)	250,000	212,590
4.75%, 01/15/28 (a)	200,000	193,338
2.20%, 12/15/28 (a)	150,000	127,350
1.80%, 10/15/30 (a)	250,000	190,442
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	95,664
1.70%, 06/15/28 (a)	150,000	127,752
4.30%, 10/15/48 (a)	125,000	97,670
Wisconsin Power and Light Co.
3.05%, 10/15/27 (a)	100,000	91,849
3.00%, 07/01/29 (a)	275,000	241,466
3.65%, 04/01/50 (a)	200,000	136,146
Wisconsin Public Service Corp.
3.67%, 12/01/42	200,000	140,200
4.75%, 11/01/44 (a)	150,000	126,554
3.30%, 09/01/49 (a)	200,000	130,256
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	165,000	158,143
3.35%, 12/01/26 (a)	100,000	93,314
4.00%, 06/15/28 (a)	175,000	163,940

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 06/01/30 (a)	300,000	259,344
4.60%, 06/01/32 (a)	250,000	227,035
5.45%, 08/15/33 (a)	200,000	191,096
6.50%, 07/01/36	90,000	91,007
3.50%, 12/01/49 (a)	200,000	130,592
		131,200,533
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	185,232
2.63%, 09/15/29 (a)	100,000	86,770
1.50%, 01/15/31 (a)	350,000	265,230
5.50%, 06/15/41 (a)	150,000	143,382
4.15%, 01/15/43 (a)	200,000	161,214
4.13%, 10/15/44 (a)	100,000	78,455
4.30%, 10/01/48 (a)	225,000	179,696
4.13%, 03/15/49 (a)	150,000	115,869
3.38%, 09/15/49 (a)	200,000	134,716
5.75%, 10/15/52 (a)	150,000	146,799
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	197,382
4.00%, 04/01/28 (a)	50,000	47,240
1.75%, 10/01/30 (a)	200,000	154,890
5.40%, 03/01/33 (a)	200,000	192,790
5.85%, 01/15/41 (a)	125,000	119,991
4.10%, 09/01/47 (a)	100,000	74,667
National Grid USA
5.80%, 04/01/35	150,000	142,646
NiSource, Inc.
0.95%, 08/15/25 (a)	300,000	273,990
3.49%, 05/15/27 (a)	225,000	208,494
5.25%, 03/30/28 (a)	200,000	196,094
2.95%, 09/01/29 (a)	350,000	301,752
3.60%, 05/01/30 (a)	350,000	305,672
1.70%, 02/15/31 (a)	200,000	149,514
5.95%, 06/15/41 (a)	160,000	154,096
5.25%, 02/15/43 (a)	300,000	265,056
4.80%, 02/15/44 (a)	100,000	82,390
5.65%, 02/01/45 (a)	200,000	181,876
4.38%, 05/15/47 (a)	350,000	269,104
3.95%, 03/30/48 (a)	100,000	71,643
5.00%, 06/15/52 (a)	100,000	83,593
ONE Gas, Inc.
4.66%, 02/01/44 (a)	200,000	162,474
4.50%, 11/01/48 (a)	150,000	116,058
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	239,320
3.64%, 11/01/46 (a)	225,000	148,118
3.35%, 06/01/50 (a)	150,000	92,919
5.05%, 05/15/52 (a)	150,000	124,710
Sempra
3.70%, 04/01/29 (a)	200,000	180,182
3.80%, 02/01/38 (a)	250,000	194,330
6.00%, 10/15/39	325,000	309,595
4.00%, 02/01/48 (a)	225,000	162,371
Sempra Energy
3.30%, 04/01/25 (a)	250,000	240,372
3.25%, 06/15/27 (a)	300,000	274,212
3.40%, 02/01/28 (a)	300,000	273,069
4.13%, 04/01/52 (a)(b)	300,000	243,771
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	48,054
2.60%, 06/15/26 (a)	365,000	338,662
2.95%, 04/15/27 (a)	200,000	183,596
2.55%, 02/01/30 (a)	250,000	207,323
5.13%, 11/15/40	200,000	179,666
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/15/42 (a)	150,000	108,101
4.13%, 06/01/48 (a)	125,000	92,286
4.30%, 01/15/49 (a)	175,000	132,634
3.95%, 02/15/50 (a)	125,000	88,885
5.75%, 06/01/53 (a)	150,000	140,124
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	94,082
1.75%, 01/15/31 (a)	250,000	188,823
5.88%, 03/15/41 (a)	200,000	187,564
4.40%, 06/01/43 (a)	100,000	76,154
3.95%, 10/01/46 (a)	225,000	157,176
4.40%, 05/30/47 (a)	350,000	265,034
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	98,507
2.20%, 06/15/30 (a)	330,000	259,647
4.05%, 03/15/32 (a)	140,000	121,167
3.80%, 09/29/46 (a)	100,000	68,628
4.15%, 06/01/49 (a)	100,000	69,836
3.18%, 08/15/51 (a)	50,000	28,823
Spire Missouri, Inc.
3.30%, 06/01/51 (a)	125,000	79,486
Washington Gas Light Co.
3.80%, 09/15/46 (a)	155,000	108,368
3.65%, 09/15/49 (a)	150,000	100,118
		11,154,488
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	25,000	24,179
2.95%, 09/01/27 (a)	100,000	91,472
3.75%, 09/01/28 (a)	250,000	232,760
3.45%, 06/01/29 (a)	150,000	135,335
2.80%, 05/01/30 (a)	200,000	169,130
2.30%, 06/01/31 (a)	200,000	159,426
4.45%, 06/01/32 (a)	325,000	300,102
6.59%, 10/15/37	200,000	213,416
4.30%, 12/01/42 (a)	200,000	163,832
4.30%, 09/01/45 (a)	45,000	35,582
4.00%, 12/01/46 (a)	115,000	86,541
3.75%, 09/01/47 (a)	250,000	183,275
4.20%, 09/01/48 (a)	250,000	195,892
4.15%, 06/01/49 (a)	100,000	77,827
3.45%, 05/01/50 (a)	125,000	85,601
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	135,476
2.70%, 04/15/30 (a)	200,000	165,322
2.40%, 05/01/31 (a)	50,000	38,934
4.28%, 05/01/49 (a)	175,000	128,959
3.35%, 04/15/50 (a)	200,000	125,102
5.30%, 05/01/52 (a)	150,000	129,231
		2,877,394
		145,232,415
Total Corporates (Cost $1,985,688,153)		1,684,031,378

TREASURIES 41.2% OF NET ASSETS
Bonds
7.50%, 11/15/24	1,248,000	1,278,030
7.63%, 02/15/25	1,000,000	1,031,016
6.88%, 08/15/25	1,000,000	1,030,918
6.00%, 02/15/26	1,889,000	1,931,576
6.75%, 08/15/26	1,209,000	1,270,064
6.50%, 11/15/26	1,748,000	1,832,669
6.63%, 02/15/27	1,000,000	1,057,617
6.38%, 08/15/27	1,200,000	1,269,375

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.13%, 11/15/27	2,434,000	2,564,542
5.50%, 08/15/28	1,748,000	1,811,911
5.25%, 11/15/28	2,248,000	2,308,854
5.25%, 02/15/29	1,174,000	1,206,331
6.13%, 08/15/29	1,044,000	1,122,055
6.25%, 05/15/30	2,131,000	2,326,120
5.38%, 02/15/31	2,594,000	2,722,484
4.50%, 02/15/36	2,844,000	2,839,112
4.75%, 02/15/37	1,182,000	1,203,424
5.00%, 05/15/37	1,648,000	1,712,504
4.38%, 02/15/38	1,596,000	1,547,746
4.50%, 05/15/38	2,096,000	2,051,133
3.50%, 02/15/39	1,972,000	1,705,010
4.25%, 05/15/39	2,446,000	2,307,075
4.50%, 08/15/39	2,246,000	2,175,462
4.38%, 11/15/39	3,325,000	3,167,063
4.63%, 02/15/40	3,455,000	3,385,360
1.13%, 05/15/40	11,200,000	6,436,500
4.38%, 05/15/40	3,194,000	3,030,807
1.13%, 08/15/40	13,000,000	7,396,797
3.88%, 08/15/40	4,494,000	3,991,585
1.38%, 11/15/40	15,500,000	9,180,117
4.25%, 11/15/40	4,253,000	3,957,616
1.88%, 02/15/41	18,700,000	12,074,649
4.75%, 02/15/41	4,292,000	4,246,398
2.25%, 05/15/41	16,000,000	10,983,750
4.38%, 05/15/41	3,944,000	3,719,993
1.75%, 08/15/41	21,400,000	13,336,547
3.75%, 08/15/41	3,817,000	3,304,985
2.00%, 11/15/41	17,800,000	11,560,266
3.13%, 11/15/41	4,344,000	3,417,506
2.38%, 02/15/42	14,200,000	9,820,188
3.13%, 02/15/42	4,082,000	3,201,500
3.00%, 05/15/42	3,998,000	3,061,593
3.25%, 05/15/42	13,100,000	10,448,274
2.75%, 08/15/42	4,191,000	3,071,872
3.38%, 08/15/42	11,000,000	8,922,891
2.75%, 11/15/42	6,158,000	4,497,264
4.00%, 11/15/42	12,200,000	10,837,031
3.13%, 02/15/43	5,286,000	4,095,411
3.88%, 02/15/43	11,150,000	9,710,953
2.88%, 05/15/43	8,731,000	6,474,582
3.88%, 05/15/43	12,400,000	10,786,063
3.63%, 08/15/43	5,817,000	4,857,649
4.38%, 08/15/43	9,000,000	8,401,641
3.75%, 11/15/43	6,150,000	5,223,176
3.63%, 02/15/44	6,427,000	5,347,465
3.38%, 05/15/44	5,794,000	4,626,600
3.13%, 08/15/44	7,882,000	6,027,883
3.00%, 11/15/44	7,136,000	5,329,143
2.50%, 02/15/45	8,132,000	5,525,948
3.00%, 05/15/45	2,534,000	1,882,881
2.88%, 08/15/45	5,332,000	3,864,450
3.00%, 11/15/45	1,782,000	1,318,680
2.50%, 02/15/46	6,586,000	4,422,396
2.50%, 05/15/46	6,732,000	4,512,018
2.25%, 08/15/46	9,078,000	5,759,566
2.88%, 11/15/46	2,719,000	1,954,069
3.00%, 02/15/47	6,584,000	4,837,183
3.00%, 05/15/47	5,738,000	4,212,051
2.75%, 08/15/47	7,280,000	5,084,625
2.75%, 11/15/47	8,378,000	5,844,310
3.00%, 02/15/48	9,300,000	6,809,344
3.13%, 05/15/48	9,820,000	7,359,630
3.00%, 08/15/48	11,678,000	8,542,275
3.38%, 11/15/48	12,400,000	9,733,031
3.00%, 02/15/49	11,176,000	8,175,069
2.88%, 05/15/49	12,800,000	9,137,000
2.25%, 08/15/49	12,400,000	7,722,875
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 11/15/49	12,000,000	7,685,625
2.00%, 02/15/50	14,598,000	8,525,004
1.25%, 05/15/50	17,900,000	8,453,555
1.38%, 08/15/50	18,850,000	9,208,520
1.63%, 11/15/50	18,900,000	9,907,734
1.88%, 02/15/51	21,000,000	11,781,328
2.38%, 05/15/51	21,300,000	13,520,508
2.00%, 08/15/51	21,200,000	12,244,656
1.88%, 11/15/51	19,900,000	11,103,578
2.25%, 02/15/52	18,100,000	11,118,774
2.88%, 05/15/52	17,300,000	12,276,242
3.00%, 08/15/52	16,500,000	12,033,399
4.00%, 11/15/52	16,750,000	14,856,465
3.63%, 02/15/53	16,500,000	13,658,906
3.63%, 05/15/53	16,950,000	14,042,016
4.13%, 08/15/53	13,500,000	12,260,742
Notes
1.50%, 10/31/24	8,480,000	8,132,850
2.25%, 10/31/24	8,038,000	7,771,898
4.38%, 10/31/24	17,000,000	16,809,414
0.75%, 11/15/24	16,800,000	15,956,391
2.25%, 11/15/24	16,870,000	16,296,684
1.50%, 11/30/24	9,980,000	9,548,638
2.13%, 11/30/24	6,988,000	6,733,047
4.50%, 11/30/24	14,000,000	13,859,727
1.00%, 12/15/24	16,000,000	15,193,750
1.75%, 12/31/24	9,982,000	9,551,721
2.25%, 12/31/24	7,988,000	7,692,974
4.25%, 12/31/24	16,000,000	15,783,125
1.13%, 01/15/25	14,000,000	13,272,656
1.38%, 01/31/25	7,696,000	7,308,344
2.50%, 01/31/25	7,488,000	7,218,315
4.13%, 01/31/25	12,000,000	11,815,078
1.50%, 02/15/25	14,000,000	13,298,906
2.00%, 02/15/25	14,486,000	13,856,481
1.13%, 02/28/25	8,998,000	8,493,444
2.75%, 02/28/25	7,890,000	7,619,089
4.63%, 02/28/25	12,000,000	11,891,250
1.75%, 03/15/25	14,000,000	13,313,945
0.50%, 03/31/25	12,200,000	11,370,066
2.63%, 03/31/25	4,724,000	4,545,927
3.88%, 03/31/25	11,500,000	11,271,572
2.63%, 04/15/25	12,000,000	11,542,031
0.38%, 04/30/25	12,900,000	11,961,475
2.88%, 04/30/25	6,986,000	6,738,625
3.88%, 04/30/25	12,500,000	12,245,117
2.13%, 05/15/25	13,880,400	13,222,437
2.75%, 05/15/25	12,500,000	12,026,123
0.25%, 05/31/25	10,700,000	9,867,406
2.88%, 05/31/25	5,788,000	5,575,585
4.25%, 05/31/25	15,000,000	14,777,051
2.88%, 06/15/25	13,500,000	12,997,178
0.25%, 06/30/25	11,500,000	10,569,219
2.75%, 06/30/25	3,988,000	3,829,648
4.63%, 06/30/25	12,000,000	11,896,875
3.00%, 07/15/25	12,000,000	11,564,766
0.25%, 07/31/25	13,100,000	11,995,199
2.88%, 07/31/25	6,386,000	6,136,547
4.75%, 07/31/25	12,500,000	12,416,504
2.00%, 08/15/25	14,168,000	13,387,930
3.13%, 08/15/25	12,300,000	11,867,338
0.25%, 08/31/25	11,400,000	10,401,832
2.75%, 08/31/25	6,236,000	5,970,848
5.00%, 08/31/25	14,000,000	13,971,016
3.50%, 09/15/25	10,500,000	10,192,588
0.25%, 09/30/25	16,100,000	14,651,629
3.00%, 09/30/25	4,682,000	4,500,847
5.00%, 09/30/25	14,000,000	13,986,154
4.25%, 10/15/25	13,000,000	12,797,383

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 10/31/25	14,800,000	13,419,437
3.00%, 10/31/25	5,688,000	5,462,035
2.25%, 11/15/25	15,072,000	14,242,451
4.50%, 11/15/25	10,000,000	9,895,313
0.38%, 11/30/25	13,100,000	11,869,828
2.88%, 11/30/25	5,682,000	5,436,076
4.00%, 12/15/25	12,100,000	11,848,547
0.38%, 12/31/25	15,000,000	13,560,937
2.63%, 12/31/25	6,486,000	6,165,247
3.88%, 01/15/26	11,200,000	10,936,187
0.38%, 01/31/26	17,000,000	15,303,984
2.63%, 01/31/26	6,938,000	6,584,596
1.63%, 02/15/26	12,672,000	11,739,915
4.00%, 02/15/26	11,000,000	10,767,109
0.50%, 02/28/26	18,000,000	16,207,031
2.50%, 02/28/26	5,976,000	5,651,755
4.63%, 03/15/26	11,500,000	11,420,488
0.75%, 03/31/26	16,000,000	14,470,000
2.25%, 03/31/26	9,286,000	8,714,693
3.75%, 04/15/26	13,000,000	12,644,023
0.75%, 04/30/26	15,800,000	14,233,578
2.38%, 04/30/26	6,084,000	5,717,059
1.63%, 05/15/26	14,685,000	13,519,952
3.63%, 05/15/26	11,000,000	10,663,125
0.75%, 05/31/26	17,000,000	15,267,461
2.13%, 05/31/26	2,388,000	2,226,064
4.13%, 06/15/26	13,000,000	12,758,789
0.88%, 06/30/26	12,500,000	11,248,047
1.88%, 06/30/26	5,984,000	5,537,070
4.50%, 07/15/26	13,000,000	12,880,156
0.63%, 07/31/26	16,000,000	14,243,125
1.88%, 07/31/26	7,284,000	6,721,766
1.50%, 08/15/26	14,724,000	13,425,872
4.38%, 08/15/26	11,000,000	10,862,930
0.75%, 08/31/26	17,000,000	15,141,289
1.38%, 08/31/26	6,986,000	6,339,249
4.63%, 09/15/26	13,000,000	12,936,523
0.88%, 09/30/26	15,700,000	14,012,250
1.63%, 09/30/26	4,990,000	4,555,519
1.13%, 10/31/26	15,500,000	13,889,453
1.63%, 10/31/26	6,584,000	5,991,954
2.00%, 11/15/26	15,032,000	13,829,440
1.25%, 11/30/26	14,000,000	12,563,906
1.63%, 11/30/26	6,286,000	5,708,474
1.25%, 12/31/26	15,000,000	13,437,891
1.75%, 12/31/26	6,990,000	6,363,357
1.50%, 01/31/27	20,000,000	18,010,938
2.25%, 02/15/27	13,626,000	12,577,969
1.13%, 02/28/27	4,300,000	3,817,426
1.88%, 02/28/27	15,000,000	13,654,102
0.63%, 03/31/27	5,600,000	4,866,094
2.50%, 03/31/27	15,000,000	13,934,766
0.50%, 04/30/27	8,350,000	7,200,896
2.75%, 04/30/27	13,000,000	12,158,047
2.38%, 05/15/27	15,420,000	14,224,348
0.50%, 05/31/27	8,700,000	7,476,902
2.63%, 05/31/27	13,250,000	12,319,912
0.50%, 06/30/27	9,400,000	8,054,625
3.25%, 06/30/27	13,500,000	12,827,637
0.38%, 07/31/27	11,600,000	9,856,375
2.75%, 07/31/27	13,000,000	12,110,312
2.25%, 08/15/27	10,272,000	9,389,250
0.50%, 08/31/27	10,500,000	8,938,535
3.13%, 08/31/27	12,500,000	11,798,828
0.38%, 09/30/27	13,000,000	10,976,367
4.13%, 09/30/27	11,500,000	11,261,914
0.50%, 10/31/27	8,700,000	7,361,355
4.13%, 10/31/27	12,000,000	11,746,875
2.25%, 11/15/27	12,474,000	11,347,442
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.63%, 11/30/27	15,000,000	12,721,289
3.88%, 11/30/27	12,000,000	11,633,906
0.63%, 12/31/27	15,000,000	12,686,719
3.88%, 12/31/27	12,000,000	11,633,438
0.75%, 01/31/28	14,700,000	12,467,437
3.50%, 01/31/28	12,000,000	11,457,188
2.75%, 02/15/28	16,322,000	15,099,125
1.13%, 02/29/28	18,000,000	15,489,844
4.00%, 02/29/28	13,000,000	12,665,352
1.25%, 03/31/28	13,500,000	11,654,297
3.63%, 03/31/28	13,500,000	12,944,180
1.25%, 04/30/28	19,000,000	16,360,781
3.50%, 04/30/28	14,000,000	13,344,844
2.88%, 05/15/28	19,770,000	18,323,547
1.25%, 05/31/28	20,000,000	17,178,125
3.63%, 05/31/28	13,000,000	12,460,703
1.25%, 06/30/28	10,500,000	8,993,496
4.00%, 06/30/28	12,100,000	11,777,648
1.00%, 07/31/28	13,500,000	11,390,098
4.13%, 07/31/28	14,000,000	13,697,578
2.88%, 08/15/28	18,368,000	16,961,700
1.13%, 08/31/28	17,000,000	14,398,203
4.38%, 08/31/28	16,000,000	15,840,625
1.25%, 09/30/28	18,000,000	15,299,297
4.63%, 09/30/28	15,000,000	15,008,913
1.38%, 10/31/28	16,500,000	14,079,785
3.13%, 11/15/28	16,714,000	15,563,607
1.50%, 11/30/28	17,000,000	14,570,195
1.38%, 12/31/28	16,000,000	13,590,625
1.75%, 01/31/29	15,800,000	13,658,977
2.63%, 02/15/29	17,166,000	15,531,207
1.88%, 02/28/29	14,000,000	12,160,859
2.38%, 03/31/29	11,400,000	10,150,898
2.88%, 04/30/29	10,500,000	9,589,043
2.38%, 05/15/29	12,358,000	10,983,172
2.75%, 05/31/29	10,000,000	9,060,938
3.25%, 06/30/29	11,000,000	10,223,984
2.63%, 07/31/29	11,500,000	10,320,801
1.63%, 08/15/29	8,166,000	6,931,849
3.13%, 08/31/29	8,500,000	7,834,609
3.88%, 09/30/29	10,500,000	10,074,668
4.00%, 10/31/29	3,000,000	2,896,875
1.75%, 11/15/29	7,266,000	6,181,209
3.88%, 11/30/29	8,000,000	7,669,062
3.88%, 12/31/29	7,500,000	7,185,938
3.50%, 01/31/30	7,000,000	6,562,227
1.50%, 02/15/30	15,898,000	13,182,920
4.00%, 02/28/30	7,000,000	6,751,445
3.63%, 03/31/30	5,500,000	5,189,336
3.50%, 04/30/30	2,700,000	2,527,242
0.63%, 05/15/30	21,200,000	16,411,781
3.75%, 05/31/30	8,500,000	8,071,016
3.75%, 06/30/30	9,750,000	9,254,883
4.00%, 07/31/30	10,000,000	9,633,594
0.63%, 08/15/30	27,000,000	20,726,719
4.13%, 08/31/30	10,000,000	9,703,906
4.63%, 09/30/30	12,000,000	12,006,525
0.88%, 11/15/30	30,500,000	23,735,195
1.13%, 02/15/31	29,000,000	22,876,016
1.63%, 05/15/31	29,000,000	23,546,641
1.25%, 08/15/31	31,900,000	24,936,828
1.38%, 11/15/31	33,100,000	25,947,297
1.88%, 02/15/32	31,200,000	25,345,125
2.88%, 05/15/32	28,750,000	25,241,602
2.75%, 08/15/32	32,500,000	28,148,047
4.13%, 11/15/32	27,800,000	26,816,141
3.50%, 02/15/33	34,500,000	31,664,531

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 05/15/33	38,800,000	35,195,844
3.88%, 08/15/33	27,500,000	25,987,500
Total Treasuries (Cost $3,050,624,930)		2,852,839,103

GOVERNMENT RELATED 5.5% OF NET ASSETS

Agency 2.4%
Foreign 0.8%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	700,000	663,789
0.38%, 09/17/25	500,000	455,645
4.63%, 11/03/25	375,000	371,063
0.50%, 02/02/26	925,000	831,732
3.63%, 09/09/27	100,000	95,949
4.25%, 03/01/28	500,000	488,690
		2,906,868
Canada 0.0%
Export Development Canada
3.00%, 05/25/27	1,000,000	939,740
3.88%, 02/14/28	1,250,000	1,205,200
		2,144,940
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	280,731
Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
1.38%, 08/05/24 (h)	1,400,000	1,351,980
0.50%, 09/20/24 (h)	1,300,000	1,238,302
2.50%, 11/20/24 (h)	2,700,000	2,609,523
1.25%, 01/31/25 (h)	1,800,000	1,703,754
3.13%, 06/10/25 (h)	25,000	24,130
0.38%, 07/18/25 (h)	1,650,000	1,514,782
0.63%, 01/22/26 (h)	1,825,000	1,650,712
1.00%, 10/01/26 (h)	1,300,000	1,161,667
3.00%, 05/20/27 (h)	1,750,000	1,646,540
3.75%, 02/15/28 (h)	50,000	47,982
2.88%, 04/03/28 (h)	1,100,000	1,016,070
3.88%, 06/15/28 (h)	1,000,000	963,270
1.75%, 09/14/29 (h)	700,000	596,743
0.75%, 09/30/30 (h)	700,000	537,152
4.13%, 07/15/33 (h)	1,250,000	1,188,825
0.00%, 04/18/36 (h)(i)	475,000	259,526
0.00%, 06/29/37 (h)(i)	950,000	489,336
Landwirtschaftliche Rentenbank
2.00%, 01/13/25 (h)	900,000	861,273
2.38%, 06/10/25 (h)	600,000	571,584
0.88%, 03/30/26 (h)	550,000	496,974
1.75%, 07/27/26 (h)	600,000	549,936
2.50%, 11/15/27 (h)	500,000	458,565
0.88%, 09/03/30 (h)	850,000	655,469
		21,594,095
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 10/17/24	500,000	479,615
2.13%, 02/10/25	100,000	95,366
2.50%, 05/28/25	200,000	190,238
0.63%, 07/15/25	700,000	642,831
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 07/21/26	350,000	319,064
2.25%, 11/04/26	1,200,000	1,098,036
2.88%, 06/01/27	1,000,000	925,390
2.88%, 07/21/27	750,000	693,502
4.38%, 10/05/27	550,000	537,152
2.75%, 11/16/27	875,000	801,159
3.25%, 07/20/28	400,000	369,184
3.50%, 10/31/28	450,000	418,621
2.13%, 02/16/29	500,000	430,480
2.00%, 10/17/29	700,000	589,043
1.25%, 01/21/31	550,000	421,327
1.88%, 04/15/31	1,250,000	997,537
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	182,142
2.75%, 04/27/27	950,000	875,235
3.38%, 06/12/28	450,000	417,303
1.00%, 07/22/30	370,000	282,366
1.75%, 04/28/31	350,000	275,377
		11,040,968
Norway 0.1%
Equinor A.S.A.
3.25%, 11/10/24	150,000	146,241
2.88%, 04/06/25 (a)	450,000	433,156
1.75%, 01/22/26 (a)	250,000	230,720
3.00%, 04/06/27 (a)	150,000	139,233
7.25%, 09/23/27	50,000	53,342
3.63%, 09/10/28 (a)	100,000	93,238
3.13%, 04/06/30 (a)	550,000	486,640
2.38%, 05/22/30 (a)	500,000	419,625
3.63%, 04/06/40 (a)	200,000	154,458
4.25%, 11/23/41	350,000	290,710
3.95%, 05/15/43	300,000	238,173
4.80%, 11/08/43	260,000	227,310
3.25%, 11/18/49 (a)	350,000	235,529
3.70%, 04/06/50 (a)	550,000	401,753
		3,550,128
Republic of Korea 0.1%
Export-Import Bank of Korea
1.25%, 01/18/25	300,000	283,998
2.88%, 01/21/25	800,000	773,096
1.88%, 02/12/25	200,000	190,538
3.25%, 11/10/25	750,000	715,830
2.63%, 05/26/26	575,000	534,646
3.25%, 08/12/26	200,000	187,854
1.13%, 12/29/26	550,000	479,177
1.63%, 01/18/27	300,000	266,841
2.38%, 04/21/27	250,000	226,385
5.00%, 01/11/28	500,000	493,605
1.25%, 09/21/30	700,000	533,393
2.13%, 01/18/32	350,000	273,833
5.13%, 01/11/33	300,000	293,409
Korea Development Bank
2.13%, 10/01/24	350,000	337,799
3.38%, 09/16/25	500,000	480,120
3.00%, 01/13/26	200,000	189,148
0.80%, 07/19/26	550,000	483,219
1.00%, 09/09/26	250,000	219,610
2.00%, 09/12/26 (f)	350,000	316,715
4.38%, 02/15/28	400,000	385,180
1.63%, 01/19/31	450,000	347,940
2.00%, 10/25/31	250,000	194,630
4.25%, 09/08/32	200,000	183,358
		8,390,324

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 03/11/24	200,000	195,454
0.38%, 07/30/24	1,050,000	1,005,112
0.63%, 10/07/24	425,000	403,763
0.63%, 05/14/25	650,000	601,627
0.50%, 08/26/25	550,000	502,486
2.25%, 03/22/27	350,000	319,781
		3,028,223
		52,936,277
U.S. 1.6%
Fannie Mae
1.63%, 01/07/25	1,000,000	954,880
0.63%, 04/22/25	2,000,000	1,861,320
0.50%, 06/17/25	3,000,000	2,776,230
0.38%, 08/25/25	3,500,000	3,201,765
0.50%, 11/07/25	4,000,000	3,640,040
2.13%, 04/24/26	6,000,000	5,597,520
1.88%, 09/24/26	2,500,000	2,296,375
0.75%, 10/08/27	5,000,000	4,271,850
7.13%, 01/15/30	527,000	593,202
7.25%, 05/15/30	1,000,000	1,138,160
0.88%, 08/05/30	1,000,000	773,510
6.63%, 11/15/30	2,700,000	2,989,035
5.63%, 07/15/37	1,500,000	1,606,395
Federal Farm Credit Banks Funding Corp.
4.50%, 11/18/24	1,500,000	1,484,910
1.75%, 02/14/25	2,000,000	1,905,680
3.88%, 02/02/26	500,000	485,785
4.50%, 08/14/26	2,000,000	1,979,700
Federal Home Loan Bank
5.00%, 02/28/25	1,000,000	995,040
0.50%, 04/14/25	2,000,000	1,861,700
0.50%, 06/13/25	2,000,000	1,847,280
0.38%, 09/04/25	1,000,000	915,090
4.50%, 12/12/25	500,000	493,880
4.38%, 06/12/26	1,000,000	985,380
4.75%, 06/12/26	1,000,000	994,340
1.25%, 12/21/26	500,000	446,430
4.25%, 12/10/27	2,000,000	1,951,540
4.00%, 06/30/28	1,000,000	971,320
3.25%, 11/16/28	5,000,000	4,682,450
5.50%, 07/15/36	400,000	421,720
Freddie Mac
1.50%, 02/12/25	5,000,000	4,754,000
0.38%, 07/21/25	4,000,000	3,679,200
0.38%, 09/23/25	6,000,000	5,479,620
6.75%, 09/15/29	500,000	552,315
6.75%, 03/15/31	1,564,000	1,752,399
6.25%, 07/15/32	700,000	774,228
Tennessee Valley Authority
6.75%, 11/01/25	488,000	502,381
2.88%, 02/01/27	500,000	469,525
5.25%, 09/15/39	750,000	735,360
4.63%, 09/15/60	100,000	86,284
UMBS TBA
4.00%, 10/01/38 (a)(j)	1,500,000	1,415,007
4.50%, 10/01/38 (a)(j)	500,000	479,378
5.50%, 10/01/38 (a)(j)	1,000,000	988,951
5.50%, 10/01/53 (a)(j)	36,500,000	35,268,837
		111,060,012
		163,996,289

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Local Authority 0.8%
Foreign 0.2%
Canada 0.2%
Hydro-Quebec
8.05%, 07/07/24	810,000	823,341
Manitoba (Province Of)
4.30%, 07/27/33	200,000	188,506
Province of Alberta
1.88%, 11/13/24	700,000	671,454
1.00%, 05/20/25	320,000	298,070
3.30%, 03/15/28	600,000	560,826
1.30%, 07/22/30	700,000	551,922
Province of British Columbia
1.75%, 09/27/24	100,000	96,269
2.25%, 06/02/26	500,000	465,485
0.90%, 07/20/26	600,000	535,986
1.30%, 01/29/31 (f)	600,000	469,200
7.25%, 09/01/36	395,000	473,431
Province of Manitoba
2.13%, 06/22/26	300,000	277,497
1.50%, 10/25/28	100,000	84,825
Province of New Brunswick
3.63%, 02/24/28	100,000	94,220
Province of Ontario
0.63%, 01/21/26	750,000	676,680
1.05%, 04/14/26	750,000	678,727
2.50%, 04/27/26	600,000	562,632
2.30%, 06/15/26	550,000	511,709
3.10%, 05/19/27	350,000	328,920
1.05%, 05/21/27	400,000	348,564
2.00%, 10/02/29	400,000	341,792
1.13%, 10/07/30	575,000	445,683
1.60%, 02/25/31	500,000	398,080
1.90%, 04/21/31	300,000	243,627
1.80%, 10/14/31	650,000	516,659
2.13%, 01/21/32 (f)	250,000	202,555
Province of Quebec
2.88%, 10/16/24	550,000	534,496
1.50%, 02/11/25	700,000	663,530
0.60%, 07/23/25	995,000	915,609
2.50%, 04/20/26	300,000	281,544
2.75%, 04/12/27	400,000	371,540
3.63%, 04/13/28	1,000,000	948,950
7.50%, 09/15/29	468,000	529,654
1.35%, 05/28/30	400,000	319,860
		15,411,843
U.S. 0.6%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	118,362
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
5.94%, 02/15/47	200,000	196,856
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	465,000	470,222
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	311,225
Bay Area Toll Authority
3.13%, 04/01/55 (a)	165,000	103,656
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	535,862

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	345,480
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	350,000	403,813
Broward Cnty Airport System Revenue
3.48%, 10/01/43 (a)	30,000	23,445
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,213,337
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,173,056
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	910,402
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	700,777
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	78,838
Series B
2.72%, 11/01/52	400,000	244,174
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	159,146
Series C
4.47%, 01/01/49	150,000	127,341
Series C
4.57%, 01/01/54	50,000	42,335
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	435,000	470,797
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	195,000	213,129
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	94,158
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	209,820
City of New York NY
5.52%, 10/01/37	15,000	14,693
City of Riverside CA
3.86%, 06/01/45 (a)	40,000	31,959
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	153,168
RB Series 2012
4.43%, 02/01/42	200,000	175,277
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	169,299
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	660,000	442,141
Commonwealth Financing Authority
3.86%, 06/01/38	75,000	63,605
2.99%, 06/01/42	20,000	13,895
Series A
4.14%, 06/01/38	215,000	184,386
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth of Massachusetts
4.11%, 07/15/31	158,210	148,180
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	99,984
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	381,138
Series D
2.66%, 09/01/39	142,099	107,599
Series D
2.81%, 09/01/43	150,000	101,138
Series H
2.90%, 09/01/49	300,000	193,786
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	200,956
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	410,438
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	391,411
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	118,461
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	115,162
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	228,165
Series B
6.00%, 12/01/44	300,000	309,732
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	40,000	42,684
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	148,107
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	99,491
Series A
2.99%, 11/01/38	150,000	117,475
Series A
3.14%, 11/01/45	55,000	39,090
Series C
3.09%, 11/01/40 (a)	205,000	151,833
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	351,035
District of Columbia
Series E
5.59%, 12/01/34	350,000	352,134
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	157,889
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	51,176

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	98,810
Series A
3.92%, 01/15/53 (a)	100,000	72,276
Golden State Tobacco Securitization Corp.
3.00%, 06/01/46	155,000	141,793
3.85%, 06/01/50 (a)	70,000	63,491
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	187,836
Series B
3.24%, 10/01/52 (a)	300,000	194,692
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	138,461	139,822
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	115,385	117,495
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,445,000	2,324,129
Illinois State Toll Highway Authority
6.18%, 01/01/34	30,000	30,944
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	100,000	96,971
Series B
4.53%, 01/01/35	200,000	187,724
Kansas Development Finance Authority
4.93%, 04/15/45	20,000	18,198
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	96,414
GO Bonds Series 2020
1.61%, 08/01/28	125,000	108,761
GO Bonds Series 2020
1.81%, 08/01/30	200,000	163,202
GO Bonds Series 2020
2.11%, 08/01/32 (a)	350,000	275,513
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.74%, 06/01/39	230,000	231,088
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	145,000	145,721
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	275,174
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.76%, 07/01/29	300,000	302,446
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	225,000	226,896
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	450,000	487,047
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	69,253
RB Series D
3.20%, 07/01/50	100,000	64,081
Massachusetts School Building Authority
5.72%, 08/15/39	50,000	50,846
RB Series B
1.75%, 08/15/30	550,000	451,775
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series B
3.40%, 10/15/40 (a)	100,000	77,284
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	191,006
Metropolitan Government of Nashville & Davidson County Convention Center Auth
6.73%, 07/01/43	10,000	10,830
Metropolitan Transportation Authority
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	401,250
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	681,943
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	252,663
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	264,416
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	173,674
Michigan State University
4.50%, 08/15/48 (a)	25,000	22,116
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	120,000	86,217
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	145,000	151,582
RB (Build America Bonds) Series A
6.64%, 04/01/57	247,000	260,208
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	545,324
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	400,000	401,154
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	52,791
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	583,267
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	737,812
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	442,921
New York City Water & Sewer System
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	257,300
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	302,100
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	253,430
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	198,852

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Series 2009F
5.63%, 03/15/39	200,000	201,245
New York State Thruway Authority
3.50%, 01/01/42 (a)	100,000	76,944
Series M
2.90%, 01/01/35	150,000	120,948
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	385,000	386,526
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	392,924
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	650,000	600,346
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	67,309
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	300,000	304,199
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	501,198
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	238,183
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	198,868
Consolidated Bonds 168th Series
4.93%, 10/01/51	650,000	587,822
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	784,162
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	181,888
New Je Portrn 08/46 Fixed 5.31
5.31%, 08/01/46 (a)	380,000	360,677
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	107,624
6.58%, 05/15/49	310,000	335,811
Series N
3.01%, 05/15/50 (a)	210,000	133,101
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	205,467
Rutgers The State University of New Jersey
5.67%, 05/01/40	30,000	30,119
Series P
3.92%, 05/01/19 (a)	150,000	97,482
Series R
3.27%, 05/01/43	100,000	74,445
Sales Tax Securitization Corp.
3.24%, 01/01/42	150,000	110,944
RB Series 2017B
3.59%, 01/01/43	200,000	157,405
RB Series B
3.82%, 01/01/48	250,000	189,569
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	67,648
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	306,671
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	369,322
San Joaquin Hills Transportation Corridor Agency
3.49%, 01/15/50 (a)	240,000	168,133
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	625,000	531,418
State Board of Administration Finance Corp.
Series A
1.26%, 07/01/25	350,000	324,129
Series A
1.71%, 07/01/27	350,000	305,509
Series A
2.15%, 07/01/30	350,000	280,180
State of California
2.38%, 10/01/26	175,000	162,104
4.50%, 04/01/33 (a)	15,000	14,044
7.63%, 03/01/40	100,000	117,594
GO Bonds
7.60%, 11/01/40	300,000	356,142
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	214,285	223,711
State of Louisiana Gasoline and Fuels Tax Revenue
2.95%, 05/01/41	30,000	21,297
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	129,328
State of Wisconsin
3.95%, 05/01/36 (a)	200,000	175,285
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	186,635
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	498,145
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	350,000	262,108
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	465,000	299,953
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	130,243
University of California
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	300,000	301,579
RB Series 2015AQ
4.77%, 05/15/15	300,000	242,702
RB Series AD
4.86%, 05/15/12	400,000	329,333
RB Series AS
5.95%, 05/15/45	250,000	254,370
RB Series BG
1.61%, 05/15/30 (a)	250,000	199,627
RB Series BJ
3.07%, 05/15/51 (a)	250,000	156,027

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
University of Michigan
3.60%, 04/01/47	60,000	47,808
Series B
2.44%, 04/01/40 (a)	430,000	290,734
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	152,043
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	55,869
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	220,265
Series B
2.58%, 11/01/51 (a)	325,000	193,770
Series C
4.18%, 09/01/17 (a)	150,000	109,177
Utah
GO (Build America Bonds) Series B
3.54%, 07/01/25	104,803	102,505
GO (Build America Bonds) Series D
4.55%, 07/01/24	75,000	74,433
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	166,710
Wisconsin
RB Series A
5.70%, 05/01/26	280,000	280,948
		41,234,961
		56,646,804

Sovereign 1.0%
Canada 0.1%
Canada Government International Bond
1.63%, 01/22/25	950,000	905,464
2.88%, 04/28/25	1,025,000	988,028
0.75%, 05/19/26	850,000	762,935
3.75%, 04/26/28	1,050,000	1,008,262
		3,664,689
Chile 0.1%
Chile Government International Bond
3.13%, 01/21/26	200,000	190,466
2.75%, 01/31/27 (a)	500,000	459,545
3.24%, 02/06/28 (a)	550,000	505,560
2.45%, 01/31/31 (a)	650,000	535,671
2.55%, 01/27/32 (a)	600,000	486,330
2.55%, 07/27/33 (a)	500,000	385,480
3.50%, 01/31/34 (a)	500,000	413,425
4.95%, 01/05/36 (a)	750,843	689,514
3.10%, 05/07/41 (a)	400,000	272,956
4.34%, 03/07/42 (a)	250,000	202,685
3.63%, 10/30/42	100,000	72,558
3.86%, 06/21/47	450,000	330,134
3.50%, 01/25/50 (a)	750,000	501,787
4.00%, 01/31/52 (a)	350,000	255,490
3.10%, 01/22/61 (a)	650,000	371,020
3.25%, 09/21/71 (a)	350,000	199,213
		5,871,834
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hungary 0.0%
Hungary Government International Bond
7.63%, 03/29/41	500,000	523,815
Indonesia 0.1%
Indonesia Government International Bond
3.50%, 01/11/28	900,000	832,320
4.55%, 01/11/28 (a)	200,000	193,760
4.10%, 04/24/28	250,000	236,175
4.75%, 02/11/29	400,000	385,772
3.40%, 09/18/29	200,000	178,614
2.85%, 02/14/30	600,000	511,962
3.85%, 10/15/30	550,000	493,927
1.85%, 03/12/31	425,000	328,576
3.55%, 03/31/32 (a)	350,000	303,299
4.65%, 09/20/32 (a)	250,000	234,220
4.35%, 01/11/48	700,000	558,432
5.35%, 02/11/49 (f)	300,000	275,520
3.70%, 10/30/49	250,000	175,710
3.50%, 02/14/50 (f)	500,000	341,055
4.20%, 10/15/50	800,000	614,848
3.05%, 03/12/51	350,000	228,022
3.20%, 09/23/61 (a)	100,000	59,813
4.45%, 04/15/70	450,000	342,729
3.35%, 03/12/71	350,000	210,837
		6,505,591
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	400,000	375,764
3.25%, 01/17/28	300,000	276,600
2.75%, 07/03/30	1,050,000	893,928
4.50%, 01/30/43	400,000	336,176
4.13%, 01/17/48	250,000	191,750
3.88%, 07/03/50	650,000	473,707
4.50%, 04/03/20	300,000	216,591
State of Israel
2.50%, 01/15/30	400,000	338,348
3.38%, 01/15/50	600,000	399,036
		3,501,900
Italy 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	700,000	674,163
1.25%, 02/17/26	850,000	766,241
2.88%, 10/17/29	700,000	601,111
5.38%, 06/15/33	704,000	669,053
4.00%, 10/17/49	735,000	507,356
3.88%, 05/06/51	450,000	294,930
		3,512,854
Mexico 0.2%
Mexico Government International Bond
3.90%, 04/27/25 (a)(f)	200,000	195,450
4.13%, 01/21/26	700,000	682,542
4.15%, 03/28/27	800,000	770,280
3.75%, 01/11/28	400,000	371,044
5.40%, 02/09/28 (a)	450,000	444,065
4.50%, 04/22/29	1,150,000	1,074,548
3.25%, 04/16/30 (a)	800,000	682,312
2.66%, 05/24/31 (a)	1,050,000	830,949
8.30%, 08/15/31	450,000	513,194
4.75%, 04/27/32 (a)	700,000	631,253
7.50%, 04/08/33	250,000	269,720
3.50%, 02/12/34 (a)	725,000	568,110
6.75%, 09/27/34	650,000	659,022

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 01/11/40	850,000	788,434
4.28%, 08/14/41 (a)	800,000	593,288
4.75%, 03/08/44	1,475,000	1,133,965
5.55%, 01/21/45	850,000	733,329
4.60%, 01/23/46	800,000	591,272
4.35%, 01/15/47	450,000	318,663
4.60%, 02/10/48	700,000	511,133
4.50%, 01/31/50 (a)	725,000	524,110
5.00%, 04/27/51 (a)	1,000,000	771,440
3.77%, 05/24/61 (a)	1,075,000	632,412
5.75%, 10/12/10	1,050,000	836,577
		15,127,112
Panama 0.1%
Panama Government International Bond
3.75%, 03/16/25 (a)	500,000	483,445
7.13%, 01/29/26	350,000	356,976
8.88%, 09/30/27	425,000	466,454
3.88%, 03/17/28 (a)	400,000	368,476
9.38%, 04/01/29	300,000	344,157
3.16%, 01/23/30 (a)	525,000	442,937
2.25%, 09/29/32 (a)	750,000	544,357
6.40%, 02/14/35 (a)	500,000	484,690
6.70%, 01/26/36	650,000	643,948
4.50%, 05/15/47	400,000	282,456
4.50%, 04/16/50 (a)	800,000	547,496
4.30%, 04/29/53	600,000	393,144
4.50%, 04/01/56 (a)	850,000	562,258
3.87%, 07/23/60 (a)	725,000	420,138
4.50%, 01/19/63 (a)	475,000	308,779
		6,649,711
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	100,000	102,943
4.13%, 08/25/27	325,000	310,144
2.84%, 06/20/30	300,000	253,428
2.78%, 01/23/31 (a)	1,200,000	986,268
1.86%, 12/01/32 (a)	425,000	307,436
8.75%, 11/21/33	450,000	536,674
3.00%, 01/15/34 (a)	500,000	385,820
6.55%, 03/14/37	400,000	415,368
3.30%, 03/11/41 (a)	375,000	260,183
5.63%, 11/18/50	700,000	648,893
3.55%, 03/10/51 (a)	400,000	264,500
2.78%, 12/01/60 (a)	650,000	346,892
3.60%, 01/15/72 (a)	350,000	208,691
3.23%, 07/28/21 (a)	350,000	183,180
		5,210,420
Philippines 0.1%
Philippine Government International Bond
10.63%, 03/16/25	300,000	322,251
5.50%, 03/30/26	400,000	402,464
3.00%, 02/01/28	650,000	590,532
4.63%, 07/17/28	200,000	193,756
3.75%, 01/14/29	425,000	393,975
9.50%, 02/02/30	975,000	1,176,727
2.46%, 05/05/30	350,000	290,108
7.75%, 01/14/31	750,000	848,572
1.65%, 06/10/31	400,000	303,780
6.38%, 01/15/32	350,000	369,317
5.00%, 07/17/33	400,000	384,824
6.38%, 10/23/34	700,000	739,963
5.00%, 01/13/37	500,000	466,095
3.95%, 01/20/40	725,000	575,505
3.70%, 03/01/41	500,000	377,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 02/02/42	850,000	636,344
2.95%, 05/05/45	600,000	385,116
2.65%, 12/10/45	600,000	362,046
4.20%, 03/29/47	100,000	77,971
5.95%, 10/13/47	275,000	273,152
		9,170,378
Poland 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	519,000	493,579
5.75%, 11/16/32 (a)	475,000	476,387
4.88%, 10/04/33 (a)	700,000	651,910
5.50%, 04/04/53 (a)	925,000	837,458
		2,459,334
Republic of Korea 0.0%
Korea International Bond
2.75%, 01/19/27	250,000	232,978
3.50%, 09/20/28	200,000	187,272
2.50%, 06/19/29	475,000	418,855
1.00%, 09/16/30	200,000	154,660
1.75%, 10/15/31	200,000	158,860
3.88%, 09/20/48	200,000	158,716
		1,311,341
Uruguay 0.1%
Uruguay Government International Bond
4.50%, 08/14/24	66,667	66,493
4.38%, 10/27/27	650,000	642,466
4.38%, 01/23/31 (a)	700,000	670,572
5.75%, 10/28/34 (a)	50,000	51,179
7.63%, 03/21/36	425,000	489,757
4.13%, 11/20/45	250,000	204,938
5.10%, 06/18/50	1,000,000	889,420
4.98%, 04/20/55	850,000	737,919
		3,752,744
		67,261,723

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	465,000	450,678
0.88%, 03/23/26	100,000	90,389
0.88%, 07/22/26	900,000	804,267
4.38%, 11/03/27	500,000	493,150
4.38%, 03/14/28	575,000	565,467
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)	125,000	111,755
Asian Development Bank
4.13%, 09/27/24	125,000	123,318
0.63%, 10/08/24	975,000	928,258
1.50%, 10/18/24	1,700,000	1,630,759
2.00%, 01/22/25	1,350,000	1,291,450
0.63%, 04/29/25	1,210,000	1,124,985
0.38%, 09/03/25	950,000	867,692
4.25%, 01/09/26	1,025,000	1,007,226
0.50%, 02/04/26	1,150,000	1,035,655
1.00%, 04/14/26	1,120,000	1,014,597
2.00%, 04/24/26	500,000	464,325
2.63%, 01/12/27	1,000,000	933,280
1.50%, 01/20/27	1,250,000	1,123,937
3.13%, 08/20/27	650,000	612,937
2.50%, 11/02/27	1,038,000	953,673
2.75%, 01/19/28	525,000	484,019
3.75%, 04/25/28	250,000	239,578
1.25%, 06/09/28	300,000	256,137

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.82%, 06/16/28	395,000	411,140
1.88%, 03/15/29	550,000	475,013
1.75%, 09/19/29	1,150,000	976,683
1.88%, 01/24/30	1,200,000	1,011,540
0.75%, 10/08/30	1,150,000	877,887
1.50%, 03/04/31	500,000	399,905
3.13%, 04/27/32	200,000	177,388
3.88%, 09/28/32	500,000	468,260
4.00%, 01/12/33	300,000	283,296
Asian Infrastructure Investment Bank
0.50%, 10/30/24	1,050,000	993,174
0.50%, 05/28/25	950,000	876,290
0.50%, 01/27/26	1,225,000	1,100,405
4.00%, 01/18/28	500,000	481,935
Corp. Andina de Fomento
1.25%, 10/26/24	100,000	95,084
1.63%, 09/23/25	1,000,000	923,200
5.25%, 11/21/25	100,000	98,902
2.25%, 02/08/27	200,000	179,120
Council of Europe Development Bank
1.38%, 02/27/25	350,000	330,974
3.00%, 06/16/25	525,000	505,003
0.88%, 09/22/26	525,000	466,499
European Bank for Reconstruction & Development
1.50%, 02/13/25	25,000	23,716
0.50%, 05/19/25	945,000	874,323
0.50%, 11/25/25	500,000	453,930
0.50%, 01/28/26	850,000	765,995
4.38%, 03/09/28	750,000	738,578
European Investment Bank
3.13%, 12/14/23	250,000	248,813
2.50%, 10/15/24	500,000	484,930
1.88%, 02/10/25	1,200,000	1,145,040
1.63%, 03/14/25	1,875,000	1,778,344
0.63%, 07/25/25	1,075,000	991,247
0.38%, 12/15/25	90,000	81,349
0.38%, 03/26/26	1,525,000	1,363,792
2.13%, 04/13/26	800,000	746,688
0.75%, 10/26/26	625,000	552,906
1.38%, 03/15/27	1,425,000	1,271,399
2.38%, 05/24/27	667,000	614,134
0.63%, 10/21/27	225,000	191,597
3.25%, 11/15/27	1,150,000	1,087,992
3.88%, 03/15/28	325,000	313,814
1.75%, 03/15/29 (f)	1,050,000	903,913
1.63%, 10/09/29	230,000	194,224
0.88%, 05/17/30	255,000	200,009
3.63%, 07/15/30	1,100,000	1,029,094
0.75%, 09/23/30	300,000	230,691
1.25%, 02/14/31 (f)	1,900,000	1,502,672
1.63%, 05/13/31	500,000	404,065
3.75%, 02/14/33	1,500,000	1,392,780
4.88%, 02/15/36	450,000	452,097
Inter-American Development Bank
3.00%, 02/21/24	250,000	247,570
2.13%, 01/15/25	1,400,000	1,342,474
1.75%, 03/14/25	1,350,000	1,282,014
0.88%, 04/03/25	675,000	631,638
0.63%, 07/15/25	950,000	876,451
0.88%, 04/20/26	1,525,000	1,376,572
2.00%, 06/02/26	550,000	509,278
2.00%, 07/23/26	700,000	646,275
2.38%, 07/07/27	1,200,000	1,103,340
0.63%, 09/16/27	750,000	640,215
1.13%, 07/20/28	950,000	803,282
3.13%, 09/18/28	1,700,000	1,578,739
2.25%, 06/18/29	1,400,000	1,227,968
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.13%, 01/13/31	700,000	545,881
3.50%, 04/12/33	750,000	678,870
3.88%, 10/28/41	150,000	126,915
3.20%, 08/07/42	200,000	152,848
4.38%, 01/24/44	350,000	313,719
Inter-American Investment Corp.
2.63%, 04/22/25	500,000	478,735
4.13%, 02/15/28	500,000	483,915
International Bank for Reconstruction & Development
1.50%, 08/28/24	600,000	578,556
2.50%, 11/25/24	1,400,000	1,353,044
1.63%, 01/15/25	1,550,000	1,476,917
2.13%, 03/03/25	100,000	95,572
0.75%, 03/11/25	1,650,000	1,545,225
0.63%, 04/22/25	2,975,000	2,766,690
0.38%, 07/28/25	200,000	183,410
2.50%, 07/29/25	2,375,000	2,265,322
0.50%, 10/28/25	2,300,000	2,094,794
3.13%, 11/20/25	450,000	432,234
0.88%, 07/15/26	750,000	671,865
1.88%, 10/27/26	275,000	251,677
3.13%, 06/15/27	500,000	471,685
2.50%, 11/22/27	540,000	495,531
0.75%, 11/24/27	1,875,000	1,597,500
1.38%, 04/20/28	1,525,000	1,316,197
3.50%, 07/12/28	1,000,000	947,490
1.13%, 09/13/28	1,000,000	842,820
3.63%, 09/21/29	25,000	23,633
1.75%, 10/23/29	1,050,000	889,508
3.88%, 02/14/30	250,000	237,755
0.88%, 05/14/30	2,000,000	1,561,480
4.00%, 07/25/30	350,000	334,439
0.75%, 08/26/30	1,200,000	919,680
1.25%, 02/10/31	1,225,000	962,801
1.63%, 11/03/31	1,200,000	959,184
2.50%, 03/29/32	1,000,000	847,880
4.75%, 02/15/35	600,000	589,446
International Finance Corp.
1.38%, 10/16/24	750,000	718,395
0.38%, 07/16/25	675,000	620,109
3.63%, 09/15/25	400,000	388,956
2.13%, 04/07/26	50,000	46,652
0.75%, 10/08/26	240,000	212,474
0.75%, 08/27/30	1,050,000	805,088
Nordic Investment Bank
2.63%, 04/04/25	500,000	480,330
0.38%, 09/11/25	550,000	502,051
0.50%, 01/21/26	250,000	225,620
3.38%, 09/08/27	150,000	142,725
4.38%, 03/14/28	500,000	492,275
		94,171,071
Total Government Related (Cost $430,004,884)		382,075,887

SECURITIZED 28.2% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,824,692

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	132,194	124,353
4.26%, 06/01/38	150,000	135,924
4.45%, 12/01/49	400,000	328,116
4.67%, 12/01/53	275,000	233,866
		822,259
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	386,348	349,719
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	125,000	94,984
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	65,672
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	275,000	240,806
5.10%, 06/01/54	300,000	272,223
		1,023,404
		3,670,355

Commercial Mortgage-Backed Security 2.2%
BANK
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	910,356
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	535,032
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	1,000,000	908,014
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	674,760
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	700,000	565,388
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,051,104
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,676,534
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,609,564
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,215,382
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,325,492
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	895,627
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,412,256
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,547,902
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48 (a)	5,325,000	5,030,904
Series 2016-C4, Class A4
3.28%, 05/10/58 (a)	1,000,000	930,037
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,375,281
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46 (a)	302,695	300,936
Series 2014-GC23, Class A4
3.62%, 07/10/47 (a)	1,000,000	978,271
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2014-GC25, Class A4
3.64%, 10/10/47 (a)	210,000	203,838
Series 2016-GC36, Class A5
3.62%, 02/10/49 (a)	3,350,000	3,133,700
Series 2016-GC37, Class A4
3.31%, 04/10/49 (a)	600,000	560,653
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,072,246
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	456,284
COMM Mortgage Trust
Series 2014-CR16, Class ASB
3.65%, 04/10/47 (a)	22,621	22,540
Series 2014-CR19, Class ASB
3.50%, 08/10/47 (a)	68,024	67,188
Series 2014-CR21, Class A3
3.53%, 12/10/47 (a)	156,564	152,401
Series 2014-LC15, Class A4
4.01%, 04/10/47 (a)	400,000	396,809
Series 2015-CR22, Class A5
3.31%, 03/10/48 (a)	750,000	716,336
Series 2015-CR24, Class A5
3.70%, 08/10/48 (a)	400,000	382,338
Series 2015-LC23, Class A4
3.77%, 10/10/48 (a)	440,000	417,484
Series 2015-PC1, Class A5
3.90%, 07/10/50 (a)	497,400	478,866
Series 2016-CR28, Class A4
3.76%, 02/10/49 (a)	2,700,000	2,556,456
Series 2016-DC2, Class A5
3.77%, 02/10/49 (a)	100,000	94,826
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4
3.51%, 04/15/50 (a)	1,308,000	1,262,342
Series 2015-C3, Class A4
3.72%, 08/15/48 (a)	300,000	285,597
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	1,897,912
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	93,618
Fannie Mae
Series 2015-M13, Class A2
2.79%, 06/25/25 (a)(k)	100,792	96,464
Series 2015-M3, Class A2
2.72%, 10/25/24 (a)	352,354	342,042
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	2,116,224	1,973,522
Freddie Mac
Series K046, Class A2
3.21%, 03/25/25 (a)	920,000	889,032
Series K053, Class A2
3.00%, 12/25/25 (a)	950,000	904,507
Series K055, Class A2
2.67%, 03/25/26 (a)	750,000	704,987
Series K084, Class A2
3.78%, 10/25/28 (a)(k)	2,000,000	1,879,047
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	738,622
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	431,667
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	698,041
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	1,911,270
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	788,438

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	794,012
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	445,451
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	742,363
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	606,932
Freddie Mac Multifamily Structured Pass Through Certificates
Series K042, Class A2
2.67%, 12/25/24 (a)	100,000	96,683
Series K048, Class A2
3.28%, 06/25/25 (a)(k)	838,000	808,620
Series K054, Class A2
2.75%, 01/25/26 (a)	300,000	283,542
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	698,300
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	520,000	492,623
Series K062, Class A2
3.41%, 12/25/26 (a)	257,767	243,982
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	100,435
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	308,000	286,983
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,435,636
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,402,704
Series K074, Class A2
3.60%, 01/25/28 (a)	8,175,000	7,685,613
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,120,288
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	2,100,000	2,000,280
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	900,000	856,377
Series K087, Class A2
3.77%, 12/25/28 (a)	2,560,000	2,402,636
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,427,109
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,772,631
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,569,868
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	2,736,459
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	2,800,142
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,425,078
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,228,685
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	4,200,000	3,764,781
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,602,296
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,577,817
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	368,685
Series K733, Class A2
3.75%, 08/25/25 (a)(k)	1,492,544	1,445,389
Series K735, Class A2
2.86%, 05/25/26 (a)	98,342	92,660
Series KS03, Class A4
3.16%, 05/25/25 (a)(k)	250,000	242,204
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	337,402
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	2,929,336
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A4A1
3.54%, 07/15/47 (a)	93,848	92,625
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	566,126	538,456
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48 (a)	2,000,000	1,905,144
Series 2015-C29, Class A4
3.61%, 05/15/48 (a)	1,000,000	951,972
Series 2015-C33, Class A4
3.77%, 12/15/48 (a)	1,150,000	1,088,533
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4
4.02%, 08/15/46 (a)(k)	220,992	219,284
Series 2014-C16, Class A5
3.89%, 06/15/47 (a)	270,000	265,882
Series 2015-C24, Class A4
3.73%, 05/15/48 (a)	93,000	88,706
Series 2015-C24, Class ASB
3.48%, 05/15/48 (a)	348,716	339,765
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48 (a)	400,000	376,786
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	228,533
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,184,779
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,341,950
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,581,081
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,391,915
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,000,000	906,346
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	421,621
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 Class A4
3.55%, 08/15/50 (a)	361,111	356,921
Series 2015-C28, Class A3
3.29%, 05/15/48 (a)	971,679	927,938
Series 2015-C30, Class A4
3.66%, 09/15/58 (a)	723,000	689,196
Series 2015-C31, Class A3
3.43%, 11/15/48 (a)	1,188,128	1,143,253
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	1,895,934
Series 2015-P2, Class A4
3.81%, 12/15/48 (a)	1,500,000	1,419,962
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	471,083
Series 2016-NXS5, Class A4
3.37%, 01/15/59 (a)	1,158,395	1,080,833
Series 2016-NXS5, Class A6
3.64%, 01/15/59 (a)	2,000,000	1,881,357
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	137,104
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,414,078

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,807,455
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,155,572
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,390,366
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,234,553	1,150,372
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	882,598
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,388,992
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	680,787
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	620,636
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,311,728
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class A4
3.83%, 03/15/47 (a)	32,016	31,864
		150,137,322

Mortgage-Backed Securities Pass-Through 26.0%
Fannie Mae
1.00%, 03/01/36 to 07/01/36 (a)	1,330,680	1,109,149
1.50%, 09/01/35 to 11/01/51 (a)	51,719,482	40,599,298
2.00%, 04/01/28 to 05/01/52 (a)	261,001,616	204,789,033
2.50%, 07/01/27 to 05/01/52 (a)	206,770,795	167,879,012
3.00%, 12/01/25 to 05/01/52 (a)	127,599,963	108,991,745
3.50%, 10/01/25 to 08/01/51 (a)	76,911,746	68,088,499
4.00%, 02/01/26 to 07/01/52 (a)	54,846,320	49,965,173
4.50%, 12/01/24 to 09/01/52 (a)	27,419,312	25,732,994
5.00%, 09/01/33 to 08/01/53 (a)	16,871,742	16,201,222
5.50%, 06/01/24 to 02/01/53 (a)	14,482,036	14,209,090
6.00%, 04/01/35 to 07/01/53 (a)	21,263,932	21,175,517
6.50%, 08/01/34 to 02/01/53 (a)	5,928,678	6,019,067
Freddie Mac
1.00%, 10/01/36 (a)	496,885	411,963
1.50%, 08/01/35 to 08/01/51 (a)	62,911,672	48,361,937
2.00%, 01/01/28 to 03/01/52 (a)	268,522,885	208,782,963
2.50%, 04/01/27 to 05/01/52 (a)	157,644,490	127,488,055
3.00%, 08/01/26 to 08/01/52 (a)	85,325,861	72,825,952
3.50%, 01/01/26 to 02/01/53 (a)	54,363,942	47,812,389
4.00%, 04/01/26 to 10/01/52 (a)	29,932,036	27,231,757
4.50%, 05/01/34 to 09/01/52 (a)	15,310,766	14,331,211
5.00%, 11/01/33 to 06/01/53 (a)	12,843,748	12,310,903
5.50%, 05/01/24 to 07/01/53 (a)	11,207,836	10,953,409
6.00%, 07/01/33 to 02/01/53 (a)	4,512,266	4,566,160
6.50%, 12/01/33 to 08/01/53 (a)	4,471,084	4,552,150
Ginnie Mae
1.50%, 03/20/51 to 10/20/51 (a)	1,426,611	1,090,546
2.00%, 07/20/36 to 11/20/51 (a)	50,955,919	40,400,657
2.50%, 03/20/27 to 04/20/52 (a)	66,897,733	55,007,349
3.00%, 01/20/27 to 06/20/52 (a)	45,561,544	39,267,326
3.50%, 09/20/32 to 08/20/50 (a)	24,403,118	21,764,720
4.00%, 06/15/39 to 07/20/52 (a)	25,683,003	23,478,282
4.50%, 01/20/39 to 10/20/52 (a)	10,716,973	10,073,095
5.00%, 09/20/33 to 03/20/53 (a)	11,517,544	11,041,758
5.50%, 07/15/34 to 04/20/53 (a)	4,378,741	4,265,209
6.00%, 10/15/36 to 03/20/53 (a)	4,677,793	4,656,929
6.50%, 04/20/53 to 06/20/53 (a)	3,250,754	3,273,009
7.00%, 01/20/53 (a)	375,202	380,974
Ginnie Mae II
2.00%, 04/20/36 to 04/20/52 (a)	50,004,515	39,635,810
2.50%, 01/20/28 to 03/20/52 (a)	37,983,911	31,129,422
3.00%, 11/20/45 to 04/20/52 (a)	29,030,240	24,865,629
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 12/20/41 to 06/20/51 (a)	29,160,358	25,988,727
4.00%, 08/20/43 to 09/20/52 (a)	8,244,957	7,491,795
4.50%, 03/20/41 to 08/20/53 (a)	13,868,077	12,888,979
5.00%, 03/20/33 to 09/20/53 (a)	10,811,800	10,249,048
5.50%, 10/20/33 to 09/20/53 (a)	15,853,405	15,386,767
6.00%, 12/20/52 to 09/20/53 (a)	6,849,988	6,792,315
6.50%, 07/20/53 to 09/20/53 (a)	2,195,597	2,210,628
Ginnie Mae TBA
3.50%, 10/20/53 (a)(j)	6,000,000	5,254,943
4.00%, 10/20/52 (a)(j)	4,500,000	4,053,699
4.50%, 10/20/52 (a)(j)	7,000,000	6,465,444
5.00%, 10/20/53 (a)(j)	5,500,000	5,211,939
UMBS TBA
3.50%, 10/13/52 (a)(j)	6,000,000	5,158,052
4.00%, 10/13/52 (a)(j)	16,500,000	14,692,112
4.50%, 10/13/52 (a)(j)	28,500,000	26,164,619
5.00%, 10/01/38 to 10/13/52 (a)(j)	35,500,000	33,533,873
		1,796,262,303
Total Securitized (Cost $2,331,042,771)		1,950,069,980

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 2.4% OF NET ASSETS

Money Market Funds 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (l)	159,442,340	159,442,340
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (l)(m)	5,267,035	5,267,035
		164,709,375
Total Short-Term Investments (Cost $164,709,375)		164,709,375
Total Investments in Securities (Cost $7,962,070,113)		7,033,725,723

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $13,509,808 or 0.2% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $5,172,574.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon security.
(j)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	The rate shown is the annualized 7-day yield.
(m)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/23	FACE AMOUNT AT 9/30/23	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
The Charles Schwab Corp.
3.55%, 02/01/24	$123,351	$—	($123,057 )	($3,858 )	$3,943	($379 )	$—	$—	$752
0.75%, 03/18/24	380,421	—	(382,416)	(18,492)	20,711	(224)	—	—	692
3.75%, 04/01/24	78,848	—	(78,612)	(4,646)	5,712	(1,302)	—	—	1,008
3.00%, 03/10/25	72,189	—	—	—	(380)	62	71,871	75,000	1,687
4.20%, 03/24/25	148,416	—	—	—	913	(3,083)	146,246	150,000	4,725
3.63%, 04/01/25	97,517	—	—	—	906	(1,817)	96,606	100,000	2,719
3.85%, 05/21/25	195,396	—	—	—	657	(2,771)	193,282	200,000	5,775
3.45%, 02/13/26	72,709	—	—	—	(619)	(1,071)	71,019	75,000	1,941
0.90%, 03/11/26	288,169	—	—	—	358	(327)	288,200	325,000	2,194
1.15%, 05/13/26	222,469	8,891	—	—	(1,418)	28	229,970	260,000	2,177
3.20%, 03/02/27	164,842	—	—	—	(2,574)	(2,185)	160,083	175,000	4,200

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/23	FACE AMOUNT AT 9/30/23	INTEREST INCOME EARNED
2.45%, 03/03/27	$366,072	$—	$—	$—	($11,284 )	$1,656	$356,444	$400,000	$7,350
3.30%, 04/01/27	166,021	—	—	—	(3,361)	(2,160)	160,500	175,000	4,331
3.20%, 01/25/28	163,390	—	—	—	(5,305)	(952)	157,133	175,000	4,200
2.00%, 03/20/28	285,768	8,594	—	—	(10,953)	(364)	283,045	335,000	4,899
4.00%, 02/01/29	142,884	—	—	—	(3,012)	(1,969)	137,903	150,000	4,500
5.64%, 05/19/29	—	299,630	—	—	(5,716)	17	293,931	300,000	5,314
3.25%, 05/22/29	136,225	4,492	—	—	(5,651)	(704)	134,362	155,000	3,686
2.75%, 10/01/29	109,189	—	—	—	(3,406)	(572)	105,211	125,000	2,578
4.63%, 03/22/30	122,891	4,922	—	—	(4,389)	(1,672)	121,752	130,000	4,381
1.65%, 03/11/31	155,971	—	—	—	(8,779)	730	147,922	200,000	2,475
2.30%, 05/13/31	163,819	—	—	—	(8,898)	(341)	154,580	200,000	3,450
1.95%, 12/01/31	176,691	3,900	—	—	(11,929)	273	168,935	230,000	3,307
2.90%, 03/03/32	212,768	—	—	—	(16,017)	606	197,357	250,000	5,437
5.85%, 05/19/34	—	354,991	—	—	(21,276)	(113)	333,602	350,000	6,207
6.14%, 08/24/34	—	350,431	—	—	(10,103)	(2)	340,326	350,000	1,193
Total	$4,046,016	$1,035,851	($584,085 )	($26,996 )	($101,870 )	($18,636 )	$4,350,280		$91,178

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,684,031,378	$—	$1,684,031,378
Treasuries[1]	—	2,852,839,103	—	2,852,839,103
Government Related[1]	—	382,075,887	—	382,075,887
Securitized[1]	—	1,950,069,980	—	1,950,069,980
Short-Term Investments[1]	164,709,375	—	—	164,709,375
Total	$164,709,375	$6,869,016,348	$—	$7,033,725,723

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.7% OF NET ASSETS

Financial Institutions 45.0%
Banking 35.7%
Ally Financial, Inc.
4.63%, 03/30/25	100,000	96,551
5.80%, 05/01/25 (a)	150,000	147,368
4.75%, 06/09/27 (a)	150,000	138,323
7.10%, 11/15/27 (a)	50,000	49,985
6.99%, 06/13/29 (a)(b)	150,000	146,883
American Express Co.
3.00%, 10/30/24 (a)	315,000	305,626
3.63%, 12/05/24 (a)	100,000	97,284
2.25%, 03/04/25 (a)	250,000	237,617
3.95%, 08/01/25 (a)	300,000	290,286
4.20%, 11/06/25 (a)	125,000	121,159
3.13%, 05/20/26 (a)	225,000	211,790
1.65%, 11/04/26 (a)	175,000	154,912
2.55%, 03/04/27 (a)	300,000	270,981
3.30%, 05/03/27 (a)	300,000	276,354
5.39%, 07/28/27 (a)(b)	300,000	295,854
5.85%, 11/05/27 (a)	200,000	201,436
5.28%, 07/27/29 (a)(b)	200,000	195,048
American Express Credit Corp.
3.30%, 05/03/27 (a)	75,000	69,259
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	250,000	240,535
5.09%, 12/08/25	250,000	247,545
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	182,156
6.14%, 09/14/28 (a)(b)	200,000	198,216
Banco Santander S.A.
3.50%, 03/24/25	200,000	192,276
2.75%, 05/28/25	200,000	188,476
5.15%, 08/18/25	200,000	195,772
5.18%, 11/19/25	200,000	194,752
1.85%, 03/25/26	200,000	179,892
4.25%, 04/11/27	200,000	186,866
5.29%, 08/18/27	400,000	386,924
1.72%, 09/14/27 (a)(b)	200,000	175,300
4.18%, 03/24/28 (a)(b)	200,000	184,674
4.38%, 04/12/28	400,000	369,916
Bank of America Corp.
4.00%, 01/22/25	400,000	389,256
3.95%, 04/21/25	400,000	386,256
3.88%, 08/01/25	275,000	266,205
3.09%, 10/01/25 (a)(b)	275,000	266,016
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.46%, 10/22/25 (a)(b)	175,000	167,965
1.53%, 12/06/25 (a)(b)	100,000	94,428
3.37%, 01/23/26 (a)(b)	320,000	307,581
2.02%, 02/13/26 (a)(b)	300,000	282,267
4.45%, 03/03/26	350,000	337,253
3.38%, 04/02/26 (a)(b)	500,000	478,615
3.50%, 04/19/26	425,000	401,459
1.32%, 06/19/26 (a)(b)	475,000	435,694
4.83%, 07/22/26 (a)(b)	300,000	292,629
6.22%, 09/15/26	75,000	75,665
4.25%, 10/22/26	100,000	95,018
1.20%, 10/24/26 (a)(b)	350,000	316,400
5.08%, 01/20/27 (a)(b)	350,000	342,160
1.66%, 03/11/27 (a)(b)	450,000	403,933
3.56%, 04/23/27 (a)(b)	500,000	469,270
1.73%, 07/22/27 (a)(b)	900,000	797,760
5.93%, 09/15/27 (a)(b)	250,000	248,390
3.25%, 10/21/27 (a)	400,000	365,344
4.18%, 11/25/27 (a)	400,000	372,024
3.82%, 01/20/28 (a)(b)	350,000	325,139
2.55%, 02/04/28 (a)(b)	350,000	312,074
3.71%, 04/24/28 (a)(b)	250,000	230,385
4.38%, 04/27/28 (a)(b)	350,000	330,368
3.59%, 07/21/28 (a)(b)	300,000	274,059
4.95%, 07/22/28 (a)(b)	500,000	480,535
6.20%, 11/10/28 (a)(b)	300,000	301,425
3.42%, 12/20/28 (a)(b)	950,000	852,283
3.97%, 03/05/29 (a)(b)	400,000	366,596
5.20%, 04/25/29 (a)(b)	500,000	481,285
2.09%, 06/14/29 (a)(b)	400,000	334,844
4.27%, 07/23/29 (a)(b)	450,000	415,066
5.82%, 09/15/29 (a)(b)	400,000	395,228
Bank of America NA
5.65%, 08/18/25 (a)	250,000	249,495
5.53%, 08/18/26 (a)	300,000	298,629
Bank of Montreal
1.50%, 01/10/25	225,000	212,794
1.85%, 05/01/25	250,000	234,590
3.70%, 06/07/25	200,000	192,776
5.30%, 06/05/26	200,000	197,442
1.25%, 09/15/26	250,000	219,920
0.95%, 01/22/27 (a)(b)	150,000	133,784
2.65%, 03/08/27	200,000	180,032
4.70%, 09/14/27 (a)	150,000	143,787
5.20%, 02/01/28 (a)	200,000	195,224
5.72%, 09/25/28 (a)	150,000	148,574
3.80%, 12/15/32 (a)(b)	200,000	175,152

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of New York Mellon Corp.
2.10%, 10/24/24	275,000	264,236
3.00%, 02/24/25 (a)	145,000	139,589
1.60%, 04/24/25 (a)	250,000	234,263
3.95%, 11/18/25 (a)	75,000	72,275
5.22%, 11/21/25 (a)(b)	250,000	247,972
0.75%, 01/28/26 (a)	100,000	89,855
2.80%, 05/04/26 (a)	100,000	93,411
4.41%, 07/24/26 (a)(b)	100,000	97,182
2.45%, 08/17/26 (a)	150,000	138,041
1.05%, 10/15/26 (a)	150,000	131,853
2.05%, 01/26/27 (a)	100,000	89,366
3.25%, 05/16/27 (a)	150,000	138,594
3.40%, 01/29/28 (a)	100,000	91,746
3.44%, 02/07/28 (a)(b)	150,000	139,811
3.85%, 04/28/28	200,000	187,336
3.99%, 06/13/28 (a)(b)	150,000	141,410
5.80%, 10/25/28 (a)(b)	200,000	199,810
4.54%, 02/01/29 (a)(b)	150,000	142,911
Bank of Nova Scotia
5.25%, 12/06/24	200,000	198,246
1.45%, 01/10/25	200,000	189,058
2.20%, 02/03/25	230,000	218,852
3.45%, 04/11/25	250,000	240,712
1.30%, 06/11/25	150,000	138,729
5.45%, 06/12/25	100,000	99,059
4.50%, 12/16/25	225,000	217,355
4.75%, 02/02/26	200,000	195,334
1.05%, 03/02/26	100,000	89,324
1.35%, 06/24/26	150,000	133,329
2.70%, 08/03/26	200,000	184,300
1.30%, 09/15/26	125,000	110,105
1.95%, 02/02/27	150,000	132,771
2.95%, 03/11/27	125,000	114,115
5.25%, 06/12/28	125,000	121,749
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	76,816
BankUnited, Inc.
4.88%, 11/17/25 (a)	75,000	70,583
Barclays PLC
3.65%, 03/16/25	375,000	361,057
4.38%, 01/12/26	400,000	383,432
2.85%, 05/07/26 (a)(b)	250,000	235,968
5.20%, 05/12/26	300,000	289,437
5.30%, 08/09/26 (a)(b)	250,000	244,887
7.33%, 11/02/26 (a)(b)	200,000	203,100
5.83%, 05/09/27 (a)(b)	300,000	294,756
6.50%, 09/13/27 (a)(b)	200,000	199,538
2.28%, 11/24/27 (a)(b)	300,000	264,297
4.84%, 05/09/28 (a)	300,000	273,900
5.50%, 08/09/28 (a)(b)	275,000	264,231
7.39%, 11/02/28 (a)(b)	250,000	256,632
4.97%, 05/16/29 (a)(b)	300,000	280,602
6.49%, 09/13/29 (a)(b)	200,000	198,476
BNP Paribas S.A.
4.25%, 10/15/24	200,000	195,886
BPCE S.A.
3.38%, 12/02/26	250,000	231,593
Cadence Bank
4.13%, 11/20/29 (a)(b)	25,000	23,135
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	225,000	214,333
3.30%, 04/07/25	250,000	240,370
3.95%, 08/04/25	100,000	96,584
0.95%, 10/23/25	200,000	181,338
1.25%, 06/22/26	200,000	177,178
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 04/07/27	150,000	138,503
5.00%, 04/28/28 (a)	200,000	191,886
Capital One Financial Corp.
3.30%, 10/30/24 (a)	200,000	193,870
3.20%, 02/05/25 (a)	195,000	186,771
4.25%, 04/30/25 (a)	100,000	96,780
4.20%, 10/29/25 (a)	250,000	238,375
2.64%, 03/03/26 (a)(b)	200,000	188,680
4.99%, 07/24/26 (a)(b)	250,000	242,672
3.75%, 07/28/26 (a)	225,000	208,618
3.75%, 03/09/27 (a)	200,000	183,124
3.65%, 05/11/27 (a)	175,000	160,032
1.88%, 11/02/27 (a)(b)	225,000	195,604
4.93%, 05/10/28 (a)(b)	300,000	284,811
5.47%, 02/01/29 (a)(b)	250,000	237,917
6.31%, 06/08/29 (a)(b)	250,000	244,492
Citibank NA
5.80%, 09/29/28 (a)	400,000	400,332
Citigroup, Inc.
3.88%, 03/26/25	175,000	169,106
3.30%, 04/27/25	100,000	96,094
4.40%, 06/10/25	450,000	436,626
5.50%, 09/13/25	250,000	247,007
1.28%, 11/03/25 (a)(b)	150,000	141,692
3.70%, 01/12/26	300,000	285,402
2.01%, 01/25/26 (a)(b)	300,000	283,305
4.60%, 03/09/26	275,000	265,595
3.29%, 03/17/26 (a)(b)	300,000	287,151
3.11%, 04/08/26 (a)(b)	550,000	525,189
3.40%, 05/01/26	300,000	281,922
5.61%, 09/29/26 (a)(b)	425,000	420,716
3.20%, 10/21/26 (a)	475,000	438,700
4.30%, 11/20/26	150,000	142,196
1.12%, 01/28/27 (a)(b)	400,000	356,432
1.46%, 06/09/27 (a)(b)	475,000	419,966
4.45%, 09/29/27	500,000	469,665
3.89%, 01/10/28 (a)(b)	450,000	419,841
3.07%, 02/24/28 (a)(b)	450,000	408,402
4.66%, 05/24/28 (a)(b)	200,000	191,204
3.67%, 07/24/28 (a)(b)	350,000	321,083
4.13%, 07/25/28	300,000	273,069
3.52%, 10/27/28 (a)(b)	350,000	316,697
4.08%, 04/23/29 (a)(b)	250,000	230,110
Citizens Bank NA
2.25%, 04/28/25 (a)	250,000	231,595
3.75%, 02/18/26 (a)	250,000	231,768
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	100,000	94,113
2.85%, 07/27/26 (a)	100,000	89,870
Commonwealth Bank of Australia
5.08%, 01/10/25	250,000	248,542
Cooperatieve Rabobank UA
5.00%, 01/13/25	250,000	247,655
3.38%, 05/21/25	250,000	240,700
4.38%, 08/04/25	250,000	241,202
3.75%, 07/21/26	250,000	232,870
Credit Suisse AG
7.95%, 01/09/25	250,000	254,442
3.70%, 02/21/25	250,000	240,960
2.95%, 04/09/25	250,000	237,587
1.25%, 08/07/26	250,000	218,603
5.00%, 07/09/27	250,000	240,095
7.50%, 02/15/28	350,000	366,502
Deutsche Bank AG
4.50%, 04/01/25	200,000	192,400
3.96%, 11/26/25 (a)(b)	325,000	313,830
4.10%, 01/13/26	200,000	190,247

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.69%, 03/19/26	250,000	226,445
6.12%, 07/14/26 (a)(b)	200,000	197,938
2.13%, 11/24/26 (a)(b)	250,000	226,163
7.15%, 07/13/27 (a)(b)	200,000	201,330
2.31%, 11/16/27 (a)(b)	250,000	217,875
2.55%, 01/07/28 (a)(b)	200,000	174,712
6.72%, 01/18/29 (a)(b)	200,000	198,978
4.88%, 12/01/32 (a)(b)	200,000	170,942
Discover Bank
3.45%, 07/27/26 (a)	250,000	227,030
Discover Financial Services
3.95%, 11/06/24 (a)	50,000	48,677
4.50%, 01/30/26 (a)	150,000	143,492
4.10%, 02/09/27 (a)	175,000	159,059
Fifth Third Bancorp
2.38%, 01/28/25 (a)	170,000	161,427
2.55%, 05/05/27 (a)	200,000	175,570
1.71%, 11/01/27 (a)(b)	125,000	107,969
6.36%, 10/27/28 (a)(b)	100,000	99,180
6.34%, 07/27/29 (a)(b)	200,000	197,536
Fifth Third Bank NA
3.95%, 07/28/25 (a)	250,000	240,260
5.85%, 10/27/25 (a)(b)	100,000	98,419
2.25%, 02/01/27 (a)	150,000	131,474
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	75,000	69,410
First Horizon Corp.
4.00%, 05/26/25 (a)	75,000	70,757
FNB Corp.
5.15%, 08/25/25 (a)	75,000	72,521
Goldman Sachs Group, Inc.
5.70%, 11/01/24	100,000	99,637
3.50%, 01/23/25 (a)	375,000	362,839
3.50%, 04/01/25 (a)	550,000	529,600
3.75%, 05/22/25 (a)	400,000	385,640
4.25%, 10/21/25	325,000	313,154
0.86%, 02/12/26 (a)(b)	100,000	92,688
3.75%, 02/25/26 (a)	300,000	285,300
5.80%, 08/10/26 (a)(b)	350,000	347,483
3.50%, 11/16/26 (a)	425,000	395,314
1.09%, 12/09/26 (a)(b)	325,000	290,732
5.95%, 01/15/27	100,000	99,663
3.85%, 01/26/27 (a)	500,000	469,145
1.43%, 03/09/27 (a)(b)	450,000	400,729
4.39%, 06/15/27 (a)(b)	100,000	96,195
1.54%, 09/10/27 (a)(b)	450,000	394,128
1.95%, 10/21/27 (a)(b)	675,000	596,153
2.64%, 02/24/28 (a)(b)	475,000	423,928
3.62%, 03/15/28 (a)(b)	500,000	461,550
3.69%, 06/05/28 (a)(b)	350,000	322,675
4.48%, 08/23/28 (a)(b)	400,000	378,716
3.81%, 04/23/29 (a)(b)	250,000	227,213
4.22%, 05/01/29 (a)(b)	550,000	509,212
HSBC Holdings PLC
4.25%, 08/18/25	250,000	240,522
2.63%, 11/07/25 (a)(b)	350,000	335,314
4.18%, 12/09/25 (a)(b)	200,000	194,596
4.30%, 03/08/26	400,000	384,128
3.00%, 03/10/26 (a)(b)	250,000	238,227
1.65%, 04/18/26 (a)(b)	300,000	278,814
3.90%, 05/25/26	400,000	378,512
2.10%, 06/04/26 (a)(b)	300,000	279,303
4.29%, 09/12/26 (a)(b)	400,000	384,204
7.34%, 11/03/26 (a)(b)	300,000	306,273
4.38%, 11/23/26	200,000	189,756
1.59%, 05/24/27 (a)(b)	300,000	264,579
5.89%, 08/14/27 (a)(b)	350,000	345,891
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 11/22/27 (a)(b)	350,000	309,032
4.04%, 03/13/28 (a)(b)	400,000	370,348
4.76%, 06/09/28 (a)(b)	350,000	331,271
5.21%, 08/11/28 (a)(b)	350,000	336,990
2.01%, 09/22/28 (a)(b)	250,000	212,253
7.39%, 11/03/28 (a)(b)	350,000	362,113
6.16%, 03/09/29 (a)(b)	300,000	297,147
4.58%, 06/19/29 (a)(b)	500,000	462,835
2.21%, 08/17/29 (a)(b)	300,000	247,662
Huntington Bancshares, Inc.
4.00%, 05/15/25 (a)	50,000	47,889
4.44%, 08/04/28 (a)(b)	50,000	46,291
6.21%, 08/21/29 (a)(b)	125,000	122,460
Huntington National Bank
5.70%, 11/18/25 (a)(b)	250,000	244,412
4.55%, 05/17/28 (a)(b)	250,000	233,745
ING Groep N.V.
3.87%, 03/28/26 (a)(b)	200,000	193,044
3.95%, 03/29/27	200,000	187,072
1.73%, 04/01/27 (a)(b)	200,000	179,032
4.02%, 03/28/28 (a)(b)	200,000	185,906
JPMorgan Chase & Co.
3.13%, 01/23/25 (a)	200,000	193,170
3.90%, 07/15/25 (a)	375,000	363,266
7.75%, 07/15/25	50,000	51,636
2.30%, 10/15/25 (a)(b)	305,000	292,458
1.56%, 12/10/25 (a)(b)	350,000	330,816
5.55%, 12/15/25 (a)(b)	300,000	298,029
2.60%, 02/24/26 (a)(b)	250,000	238,047
2.01%, 03/13/26 (a)(b)	350,000	329,707
3.30%, 04/01/26 (a)	400,000	377,504
2.08%, 04/22/26 (a)(b)	650,000	610,233
4.08%, 04/26/26 (a)(b)	500,000	485,350
3.20%, 06/15/26 (a)	300,000	282,141
2.95%, 10/01/26 (a)	450,000	416,704
7.63%, 10/15/26	100,000	105,244
1.05%, 11/19/26 (a)(b)	450,000	404,541
4.13%, 12/15/26	300,000	285,150
3.96%, 01/29/27 (a)(b)	300,000	286,752
1.04%, 02/04/27 (a)(b)	325,000	289,227
1.58%, 04/22/27 (a)(b)	550,000	490,869
8.00%, 04/29/27	75,000	80,956
1.47%, 09/22/27 (a)(b)	425,000	372,211
4.25%, 10/01/27	300,000	285,057
3.63%, 12/01/27 (a)	100,000	92,208
3.78%, 02/01/28 (a)(b)	400,000	372,560
2.95%, 02/24/28 (a)(b)	250,000	226,860
4.32%, 04/26/28 (a)(b)	500,000	474,335
3.54%, 05/01/28 (a)(b)	450,000	414,081
2.18%, 06/01/28 (a)(b)	250,000	218,900
4.85%, 07/25/28 (a)(b)	500,000	482,370
3.51%, 01/23/29 (a)(b)	250,000	226,823
4.01%, 04/23/29 (a)(b)	300,000	276,579
2.07%, 06/01/29 (a)(b)	250,000	210,663
4.20%, 07/23/29 (a)(b)	400,000	370,684
5.30%, 07/24/29 (a)(b)	400,000	389,420
KeyBank NA
4.15%, 08/08/25	250,000	235,800
5.85%, 11/15/27 (a)	250,000	237,797
KeyCorp
4.15%, 10/29/25	75,000	70,895
2.25%, 04/06/27	200,000	170,054
4.10%, 04/30/28	200,000	177,006
Lloyds Banking Group PLC
4.50%, 11/04/24	200,000	195,484
4.45%, 05/08/25	350,000	340,039
4.58%, 12/10/25	200,000	191,310

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.51%, 03/18/26 (a)(b)	200,000	191,814
4.65%, 03/24/26	200,000	191,560
4.72%, 08/11/26 (a)(b)	200,000	194,580
3.75%, 01/11/27	330,000	307,124
1.63%, 05/11/27 (a)(b)	200,000	177,414
3.75%, 03/18/28 (a)(b)	200,000	183,692
4.38%, 03/22/28	200,000	186,314
4.55%, 08/16/28	200,000	186,180
3.57%, 11/07/28 (a)(b)	200,000	178,774
5.87%, 03/06/29 (a)(b)	200,000	195,622
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	237,375
4.65%, 01/27/26 (a)	250,000	238,445
3.40%, 08/17/27	75,000	65,690
4.70%, 01/27/28 (a)	250,000	230,665
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/25	400,000	379,420
3.78%, 03/02/25	100,000	96,910
1.41%, 07/17/25	200,000	184,470
5.72%, 02/20/26 (a)(b)	250,000	248,705
3.85%, 03/01/26	400,000	382,192
5.54%, 04/17/26 (a)(b)	200,000	198,228
2.76%, 09/13/26	250,000	229,188
3.68%, 02/22/27	50,000	47,003
1.54%, 07/20/27 (a)(b)	300,000	265,905
3.29%, 07/25/27	200,000	183,638
1.64%, 10/13/27 (a)(b)	200,000	176,314
2.34%, 01/19/28 (a)(b)	200,000	177,924
3.96%, 03/02/28	200,000	187,294
4.08%, 04/19/28 (a)(b)	200,000	187,862
5.02%, 07/20/28 (a)(b)	200,000	193,392
5.35%, 09/13/28 (a)(b)	200,000	195,688
5.42%, 02/22/29 (a)(b)	200,000	195,920
Mizuho Financial Group, Inc.
2.23%, 05/25/26 (a)(b)	200,000	187,012
2.84%, 09/13/26	200,000	183,474
3.66%, 02/28/27	200,000	186,632
1.23%, 05/22/27 (a)(b)	200,000	176,490
1.55%, 07/09/27 (a)(b)	200,000	176,958
3.17%, 09/11/27	200,000	181,068
4.02%, 03/05/28	200,000	185,978
5.41%, 09/13/28 (a)(b)	200,000	195,832
5.78%, 07/06/29 (a)(b)	200,000	197,282
Morgan Stanley
3.70%, 10/23/24	350,000	341,971
4.00%, 07/23/25	475,000	459,306
0.86%, 10/21/25 (a)(b)	175,000	164,897
1.16%, 10/21/25 (a)(b)	300,000	283,248
5.00%, 11/24/25	300,000	294,048
3.88%, 01/27/26	475,000	454,105
2.63%, 02/18/26 (a)(b)	250,000	237,830
2.19%, 04/28/26 (a)(b)	500,000	469,795
4.68%, 07/17/26 (a)(b)	400,000	389,904
3.13%, 07/27/26	350,000	325,206
6.25%, 08/09/26	200,000	202,098
4.35%, 09/08/26	350,000	333,812
6.14%, 10/16/26 (a)(b)	200,000	200,224
0.99%, 12/10/26 (a)(b)	400,000	356,872
3.63%, 01/20/27	450,000	420,178
5.05%, 01/28/27 (a)(b)	250,000	245,247
3.95%, 04/23/27	325,000	301,980
1.59%, 05/04/27 (a)(b)	600,000	534,264
1.51%, 07/20/27 (a)(b)	500,000	440,680
2.48%, 01/21/28 (a)(b)	300,000	267,663
4.21%, 04/20/28 (a)(b)	400,000	376,220
3.59%, 07/22/28 (a)(b)	475,000	433,290
6.30%, 10/18/28 (a)(b)	300,000	302,358
3.77%, 01/24/29 (a)(b)	400,000	364,924
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.12%, 02/01/29 (a)(b)	400,000	385,448
5.16%, 04/20/29 (a)(b)	375,000	360,885
5.45%, 07/20/29 (a)(b)	300,000	292,461
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	250,000	244,307
National Australia Bank Ltd.
5.13%, 11/22/24	250,000	248,565
2.50%, 07/12/26	300,000	277,047
3.91%, 06/09/27	400,000	378,572
4.94%, 01/12/28	250,000	244,612
4.90%, 06/13/28	100,000	97,178
National Bank of Canada
5.25%, 01/17/25	250,000	248,145
Natwest Group PLC
4.80%, 04/05/26	300,000	289,929
7.47%, 11/10/26 (a)(b)	200,000	204,044
1.64%, 06/14/27 (a)(b)	200,000	176,598
3.07%, 05/22/28 (a)(b)	200,000	178,460
5.52%, 09/30/28 (a)(b)	200,000	193,582
4.89%, 05/18/29 (a)(b)	200,000	187,076
5.81%, 09/13/29 (a)(b)	200,000	194,058
3.75%, 11/01/29 (a)(b)	200,000	190,566
Northern Trust Corp.
3.95%, 10/30/25	100,000	96,316
4.00%, 05/10/27 (a)	150,000	141,882
3.38%, 05/08/32 (a)(b)	100,000	88,757
PNC Bank NA
3.30%, 10/30/24 (a)	100,000	97,119
2.95%, 02/23/25 (a)	250,000	239,615
3.88%, 04/10/25 (a)	250,000	241,205
3.10%, 10/25/27 (a)	250,000	225,175
4.05%, 07/26/28	250,000	226,358
PNC Financial Services Group, Inc.
2.20%, 11/01/24 (a)	200,000	191,990
5.67%, 10/28/25 (a)(b)	100,000	99,257
5.81%, 06/12/26 (a)(b)	100,000	99,206
2.60%, 07/23/26 (a)	250,000	230,630
1.15%, 08/13/26 (a)	150,000	132,336
3.15%, 05/19/27 (a)	100,000	91,226
5.35%, 12/02/28 (a)(b)	150,000	145,323
5.58%, 06/12/29 (a)(b)	400,000	388,376
Regions Financial Corp.
2.25%, 05/18/25 (a)	100,000	93,317
1.80%, 08/12/28 (a)	75,000	60,798
Royal Bank of Canada
0.75%, 10/07/24	100,000	94,937
5.66%, 10/25/24	250,000	249,122
2.25%, 11/01/24	175,000	168,259
1.60%, 01/21/25	100,000	94,681
3.38%, 04/14/25	200,000	192,948
4.95%, 04/25/25	200,000	197,072
1.15%, 06/10/25	350,000	323,680
4.88%, 01/12/26	150,000	147,188
0.88%, 01/20/26	150,000	134,546
4.65%, 01/27/26	275,000	267,498
1.20%, 04/27/26	325,000	290,046
1.15%, 07/14/26	150,000	132,569
1.40%, 11/02/26	200,000	175,978
2.05%, 01/21/27	75,000	67,133
3.63%, 05/04/27	250,000	233,173
4.24%, 08/03/27	200,000	189,982
6.00%, 11/01/27	150,000	151,253
4.90%, 01/12/28	150,000	145,641
Santander Holdings USA, Inc.
3.45%, 06/02/25 (a)	150,000	142,476
4.50%, 07/17/25 (a)	150,000	145,326
5.81%, 09/09/26 (a)(b)	100,000	98,346

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.24%, 10/05/26 (a)(c)	150,000	135,939
4.40%, 07/13/27 (a)	150,000	139,272
2.49%, 01/06/28 (a)(b)	175,000	152,042
6.50%, 03/09/29 (a)(b)	150,000	146,445
6.57%, 06/12/29 (a)(b)	100,000	97,595
Santander UK Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	181,548
1.67%, 06/14/27 (a)(b)	200,000	175,126
2.47%, 01/11/28 (a)(b)	200,000	174,276
3.82%, 11/03/28 (a)(b)	200,000	178,186
6.53%, 01/10/29 (a)(b)	200,000	198,052
State Street Corp.
3.30%, 12/16/24	100,000	96,945
3.55%, 08/18/25	200,000	192,196
2.35%, 11/01/25 (a)(b)	250,000	239,770
2.90%, 03/30/26 (a)(b)	100,000	95,475
5.10%, 05/18/26 (a)(b)	100,000	98,766
2.65%, 05/19/26	150,000	140,010
5.27%, 08/03/26 (a)	100,000	99,105
5.75%, 11/04/26 (a)(b)	50,000	49,830
1.68%, 11/18/27 (a)(b)	150,000	133,911
2.20%, 02/07/28 (a)(b)	125,000	111,496
5.82%, 11/04/28 (a)(b)	100,000	100,149
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	250,000	238,625
1.47%, 07/08/25	300,000	277,527
0.95%, 01/12/26	100,000	89,598
5.46%, 01/13/26	250,000	247,560
3.78%, 03/09/26	300,000	285,708
2.63%, 07/14/26	350,000	321,443
1.40%, 09/17/26	300,000	264,036
3.01%, 10/19/26	250,000	230,188
3.45%, 01/11/27	250,000	231,740
3.36%, 07/12/27	300,000	275,016
3.35%, 10/18/27	300,000	272,907
5.52%, 01/13/28	250,000	246,335
3.54%, 01/17/28	200,000	181,990
5.80%, 07/13/28	300,000	298,017
1.90%, 09/17/28	250,000	206,540
Synchrony Financial
4.88%, 06/13/25 (a)	100,000	95,621
4.50%, 07/23/25 (a)	200,000	189,984
3.70%, 08/04/26 (a)	200,000	180,542
3.95%, 12/01/27 (a)	225,000	197,865
Synovus Financial Corp.
5.20%, 08/11/25 (a)	125,000	120,715
Toronto-Dominion Bank
1.25%, 12/13/24	150,000	141,966
1.45%, 01/10/25	100,000	94,702
3.77%, 06/06/25	225,000	217,625
1.15%, 06/12/25	150,000	138,899
0.75%, 09/11/25	175,000	159,304
0.75%, 01/06/26	200,000	178,596
1.20%, 06/03/26	225,000	199,643
5.53%, 07/17/26	200,000	198,640
1.25%, 09/10/26	250,000	220,303
1.95%, 01/12/27	150,000	133,475
2.80%, 03/10/27	100,000	90,877
4.11%, 06/08/27	250,000	236,077
4.69%, 09/15/27	275,000	264,503
5.16%, 01/10/28	150,000	146,409
5.52%, 07/17/28	200,000	197,438
3.63%, 09/15/31 (a)(b)	250,000	231,395
Truist Bank
2.15%, 12/06/24 (a)	250,000	238,465
1.50%, 03/10/25 (a)	250,000	233,065
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.05%, 11/03/25 (a)	100,000	96,080
3.30%, 05/15/26 (a)	200,000	184,462
Truist Financial Corp.
2.85%, 10/26/24 (a)	175,000	168,956
4.00%, 05/01/25 (a)	100,000	96,539
3.70%, 06/05/25 (a)	150,000	143,952
1.20%, 08/05/25 (a)	150,000	137,498
4.26%, 07/28/26 (a)(b)	225,000	216,677
1.27%, 03/02/27 (a)(b)	200,000	177,226
6.05%, 06/08/27 (a)(b)	200,000	197,874
1.13%, 08/03/27 (a)	100,000	83,474
4.12%, 06/06/28 (a)(b)	175,000	162,346
4.87%, 01/26/29 (a)(b)	250,000	234,813
1.89%, 06/07/29 (a)(b)	200,000	164,370
UBS AG
5.65%, 09/11/28	250,000	246,092
UBS Group AG
3.75%, 03/26/25	350,000	336,735
4.55%, 04/17/26	325,000	312,351
US Bancorp
1.45%, 05/12/25 (a)	300,000	279,543
3.95%, 11/17/25 (a)	150,000	144,399
3.10%, 04/27/26 (a)	150,000	139,490
2.38%, 07/22/26 (a)	250,000	227,893
5.73%, 10/21/26 (a)(b)	225,000	223,092
3.15%, 04/27/27 (a)	200,000	182,268
2.22%, 01/27/28 (a)(b)	200,000	176,274
3.90%, 04/26/28 (a)	100,000	92,039
4.55%, 07/22/28 (a)(b)	250,000	234,923
4.65%, 02/01/29 (a)(b)	200,000	187,202
5.78%, 06/12/29 (a)(b)	250,000	243,482
US Bank NA
2.05%, 01/21/25 (a)	100,000	94,983
2.80%, 01/27/25 (a)	200,000	191,706
Wachovia Corp.
7.57%, 08/01/26 (d)	100,000	104,221
Wells Fargo & Co.
3.00%, 02/19/25	350,000	336,301
3.55%, 09/29/25	350,000	334,498
2.41%, 10/30/25 (a)(b)	450,000	431,208
2.16%, 02/11/26 (a)(b)	450,000	424,899
3.00%, 04/22/26	550,000	512,539
3.91%, 04/25/26 (a)(b)	400,000	385,480
2.19%, 04/30/26 (a)(b)	450,000	422,671
4.10%, 06/03/26	375,000	356,426
4.54%, 08/15/26 (a)(b)	325,000	315,640
3.00%, 10/23/26	525,000	481,955
3.20%, 06/17/27 (a)(b)	400,000	371,472
4.30%, 07/22/27	300,000	282,900
3.53%, 03/24/28 (a)(b)	575,000	528,057
3.58%, 05/22/28 (a)(b)	450,000	411,858
2.39%, 06/02/28 (a)(b)	500,000	438,930
4.81%, 07/25/28 (a)(b)	450,000	429,552
5.57%, 07/25/29 (a)(b)	650,000	634,205
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	300,000	299,091
5.45%, 08/07/26 (a)	350,000	348,365
Westpac Banking Corp.
1.02%, 11/18/24	150,000	142,397
2.35%, 02/19/25	175,000	167,617
3.74%, 08/26/25	150,000	145,098
2.85%, 05/13/26	250,000	234,523
1.15%, 06/03/26	250,000	223,555
2.70%, 08/19/26	100,000	92,774
3.35%, 03/08/27	150,000	140,040
4.04%, 08/26/27	150,000	143,727
5.46%, 11/18/27	200,000	200,106

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.40%, 01/25/28	175,000	162,181
2.89%, 02/04/30 (a)(b)	250,000	236,222
4.32%, 11/23/31 (a)(b)	275,000	255,002
		131,616,094
Brokerage/Asset Managers/Exchanges 1.5%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	75,000	71,277
Ameriprise Financial, Inc.
3.70%, 10/15/24	100,000	97,931
3.00%, 04/02/25 (a)	75,000	71,958
2.88%, 09/15/26 (a)	100,000	93,283
BGC Partners, Inc.
3.75%, 10/01/24 (a)	75,000	72,226
8.00%, 05/25/28 (a)(c)	75,000	73,256
BlackRock, Inc.
3.20%, 03/15/27	125,000	116,991
Brookfield Corp.
4.00%, 01/15/25 (a)	75,000	72,955
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	100,000	95,850
3.90%, 01/25/28 (a)	175,000	161,245
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	94,792
CME Group, Inc.
3.00%, 03/15/25 (a)	125,000	120,524
3.75%, 06/15/28 (a)	75,000	70,853
Eaton Vance Corp.
3.50%, 04/06/27 (a)	50,000	46,452
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	95,584
Intercontinental Exchange, Inc.
3.65%, 05/23/25 (a)	150,000	144,988
3.75%, 12/01/25 (a)	250,000	240,427
3.10%, 09/15/27 (a)	75,000	68,850
4.00%, 09/15/27 (a)	250,000	236,632
3.75%, 09/21/28 (a)	75,000	69,468
Invesco Finance PLC
3.75%, 01/15/26	100,000	95,647
Janus Capital Group, Inc.
4.88%, 08/01/25 (a)	75,000	73,237
Jefferies Financial Group, Inc.
4.85%, 01/15/27	175,000	167,946
5.88%, 07/21/28 (a)	200,000	195,862
Lazard Group LLC
3.75%, 02/13/25	100,000	96,480
3.63%, 03/01/27 (a)	50,000	45,809
4.50%, 09/19/28 (a)	50,000	46,520
Legg Mason, Inc.
4.75%, 03/15/26	100,000	97,664
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	95,497
5.35%, 06/28/28 (a)	150,000	147,357
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	190,918
1.85%, 07/16/25	200,000	185,044
1.65%, 07/14/26	200,000	176,844
2.33%, 01/22/27	200,000	176,108
5.39%, 07/06/27	200,000	194,082
6.07%, 07/12/28	200,000	197,892
2.17%, 07/14/28	200,000	165,950
The Charles Schwab Corp.
3.00%, 03/10/25 (a)(e)	25,000	23,957
4.20%, 03/24/25 (a)(e)	75,000	73,123
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 04/01/25 (a)(e)	55,000	53,133
3.85%, 05/21/25 (a)(e)	95,000	91,809
3.45%, 02/13/26 (a)(e)	30,000	28,408
0.90%, 03/11/26 (a)(e)	175,000	155,185
1.15%, 05/13/26 (a)(e)	125,000	110,562
3.20%, 03/02/27 (a)(e)	75,000	68,607
2.45%, 03/03/27 (a)(e)	210,000	187,133
3.30%, 04/01/27 (a)(e)	50,000	45,857
3.20%, 01/25/28 (a)(e)	50,000	44,895
2.00%, 03/20/28 (a)(e)	160,000	135,186
5.64%, 05/19/29 (a)(b)(e)	175,000	171,460
		5,653,714
Finance Companies 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (a)	350,000	333,165
3.50%, 01/15/25 (a)	150,000	144,724
6.50%, 07/15/25 (a)	150,000	150,142
4.45%, 10/01/25 (a)	150,000	144,498
1.75%, 01/30/26 (a)	150,000	135,348
4.45%, 04/03/26 (a)	150,000	144,084
2.45%, 10/29/26 (a)	600,000	537,912
6.10%, 01/15/27 (a)	150,000	149,337
3.65%, 07/21/27 (a)	200,000	181,738
3.88%, 01/23/28 (a)	100,000	90,873
5.75%, 06/06/28 (a)	150,000	146,869
Air Lease Corp.
2.30%, 02/01/25 (a)	100,000	94,769
3.25%, 03/01/25 (a)	125,000	119,602
3.38%, 07/01/25 (a)	125,000	118,690
2.88%, 01/15/26 (a)	225,000	209,385
3.75%, 06/01/26 (a)	125,000	117,869
1.88%, 08/15/26 (a)	200,000	177,536
2.20%, 01/15/27 (a)	100,000	88,550
3.63%, 04/01/27 (a)	100,000	91,915
3.63%, 12/01/27 (a)	200,000	180,942
5.30%, 02/01/28 (a)	100,000	96,699
Aircastle Ltd.
4.25%, 06/15/26 (a)	125,000	118,335
Ares Capital Corp.
4.25%, 03/01/25 (a)	95,000	91,385
3.25%, 07/15/25 (a)	225,000	210,760
3.88%, 01/15/26 (a)	200,000	187,104
2.15%, 07/15/26 (a)	175,000	153,603
7.00%, 01/15/27	125,000	125,091
2.88%, 06/15/28 (a)	150,000	125,470
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	100,000	89,233
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	43,924
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	75,000	67,569
Blackstone Private Credit Fund
2.35%, 11/22/24	75,000	71,348
2.70%, 01/15/25 (a)	75,000	71,152
4.70%, 03/24/25	150,000	145,602
2.63%, 12/15/26 (a)	225,000	193,727
3.25%, 03/15/27 (a)	175,000	151,921
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	125,000	115,467
2.75%, 09/16/26 (a)	100,000	87,951
2.13%, 02/15/27 (a)	100,000	84,707
2.85%, 09/30/28 (a)	75,000	61,328
FS KKR Capital Corp.
4.13%, 02/01/25 (a)	110,000	105,803
3.40%, 01/15/26 (a)	175,000	160,407

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 01/15/27 (a)	50,000	42,815
3.25%, 07/15/27 (a)	100,000	86,118
GATX Corp.
3.25%, 03/30/25 (a)	50,000	47,864
3.25%, 09/15/26 (a)	75,000	69,600
3.50%, 03/15/28 (a)	75,000	68,152
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	60,000	57,854
2.88%, 01/15/26 (a)	100,000	92,369
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	87,592
2.05%, 02/15/27 (a)	50,000	42,153
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	65,189
3.38%, 01/20/27 (a)	25,000	21,860
Main Street Capital Corp.
3.00%, 07/14/26 (a)	100,000	88,403
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	69,537
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	60,000	57,139
2.70%, 01/15/27 (a)	50,000	43,030
Owl Rock Capital Corp.
4.00%, 03/30/25 (a)	105,000	99,890
3.75%, 07/22/25 (a)	100,000	93,726
4.25%, 01/15/26 (a)	100,000	93,637
3.40%, 07/15/26 (a)	150,000	134,595
2.88%, 06/11/28 (a)	125,000	102,827
Owl Rock Capital Corp. III
3.13%, 04/13/27 (a)	50,000	42,836
Owl Rock Core Income Corp.
3.13%, 09/23/26 (a)	75,000	65,957
4.70%, 02/08/27 (a)	100,000	90,968
7.75%, 09/16/27 (a)	100,000	99,354
7.95%, 06/13/28 (a)(c)	100,000	99,144
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	42,038
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	67,880
3.36%, 11/15/26 (a)	50,000	43,310
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	145,000	140,763
6.95%, 08/14/28 (a)	50,000	49,476
		8,122,610
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	42,871
ORIX Corp.
3.25%, 12/04/24	125,000	120,782
3.70%, 07/18/27	50,000	46,715
5.00%, 09/13/27	100,000	97,819
		308,187
Insurance 2.8%
Aegon N.V.
5.50%, 04/11/48 (a)(b)	200,000	185,314
Aetna, Inc.
3.50%, 11/15/24 (a)	150,000	146,058
Aflac, Inc.
1.13%, 03/15/26 (a)	75,000	67,320
2.88%, 10/15/26 (a)	50,000	46,362
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	95,581
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Allstate Corp.
0.75%, 12/15/25 (a)	100,000	89,958
3.28%, 12/15/26 (a)	100,000	93,528
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	94,138
American International Group, Inc.
2.50%, 06/30/25 (a)	167,000	157,518
3.90%, 04/01/26 (a)	100,000	95,727
4.20%, 04/01/28 (a)	50,000	46,963
5.75%, 04/01/48 (a)(b)	125,000	116,309
Aon Corp.
8.21%, 01/01/27	100,000	105,120
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	100,000	90,890
Aon PLC
3.88%, 12/15/25 (a)	125,000	120,235
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	94,811
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/28 (a)	50,000	50,042
Athene Holding Ltd.
4.13%, 01/12/28 (a)	175,000	159,680
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	100,000	91,729
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	425,000	405,463
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	100,000	91,277
Centene Corp.
4.25%, 12/15/27 (a)	350,000	322,686
2.45%, 07/15/28 (a)	350,000	295,932
Chubb INA Holdings, Inc.
3.15%, 03/15/25	125,000	120,630
3.35%, 05/03/26 (a)	250,000	237,455
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	72,673
3.45%, 08/15/27 (a)	100,000	92,398
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	75,000	73,539
Corebridge Financial, Inc.
3.50%, 04/04/25 (a)	225,000	215,957
3.65%, 04/05/27 (a)	200,000	185,006
6.88%, 12/15/52 (a)(b)	150,000	144,438
Elevance Health, Inc.
3.35%, 12/01/24 (a)	125,000	121,347
2.38%, 01/15/25 (a)	200,000	191,022
1.50%, 03/15/26 (a)	125,000	113,294
3.65%, 12/01/27 (a)	250,000	231,760
4.10%, 03/01/28 (a)	200,000	188,412
Enstar Finance LLC
5.75%, 09/01/40 (a)(b)	75,000	65,939
5.50%, 01/15/42 (a)(b)	75,000	60,098
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	200,000	186,246
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	100,000	100,440
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	94,631
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	50,000	46,568
First American Financial Corp.
4.60%, 11/15/24	75,000	73,588

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	72,458
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	50,000	50,009
Humana, Inc.
3.85%, 10/01/24 (a)	150,000	146,937
4.50%, 04/01/25 (a)	100,000	98,200
1.35%, 02/03/27 (a)	125,000	108,915
3.95%, 03/15/27 (a)	100,000	94,878
5.75%, 03/01/28 (a)	75,000	75,272
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	72,373
Kemper Corp.
4.35%, 02/15/25 (a)	70,000	67,754
Lincoln National Corp.
3.63%, 12/12/26 (a)	100,000	92,948
3.80%, 03/01/28 (a)	100,000	90,649
Loews Corp.
3.75%, 04/01/26 (a)	100,000	95,900
Manulife Financial Corp.
4.15%, 03/04/26	175,000	168,962
4.06%, 02/24/32 (a)(b)	125,000	115,866
Markel Corp.
3.50%, 11/01/27 (a)	50,000	46,025
Marsh & McLennan Cos., Inc.
3.50%, 03/10/25 (a)	75,000	72,687
3.75%, 03/14/26 (a)	100,000	95,944
Mercury General Corp.
4.40%, 03/15/27 (a)	75,000	69,915
MetLife, Inc.
3.00%, 03/01/25	100,000	96,191
3.60%, 11/13/25 (a)	75,000	72,140
Old Republic International Corp.
4.88%, 10/01/24 (a)	75,000	73,873
3.88%, 08/26/26 (a)	75,000	70,870
Principal Financial Group, Inc.
3.40%, 05/15/25 (a)	100,000	95,923
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	90,659
5.38%, 05/15/45 (a)(b)	175,000	170,252
4.50%, 09/15/47 (a)(b)	125,000	111,782
5.70%, 09/15/48 (a)(b)	100,000	92,086
Radian Group, Inc.
4.50%, 10/01/24 (a)	75,000	73,116
6.63%, 03/15/25 (a)	100,000	99,484
4.88%, 03/15/27 (a)	75,000	70,122
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	75,000	71,018
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	45,000	43,545
The Progressive Corp.
2.45%, 01/15/27	100,000	91,046
2.50%, 03/15/27 (a)	75,000	68,074
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	100,000	96,043
UnitedHealth Group, Inc.
3.75%, 07/15/25	100,000	97,284
5.15%, 10/15/25	125,000	124,606
3.70%, 12/15/25	100,000	96,441
1.25%, 01/15/26	100,000	91,239
3.10%, 03/15/26	200,000	189,906
1.15%, 05/15/26 (a)	200,000	179,860
3.45%, 01/15/27	125,000	118,154
3.70%, 05/15/27 (a)	150,000	142,158
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 10/15/27	150,000	137,313
5.25%, 02/15/28 (a)	100,000	100,171
3.85%, 06/15/28	175,000	164,964
Voya Financial, Inc.
3.65%, 06/15/26	75,000	70,566
4.70%, 01/23/48 (a)(b)	55,000	44,435
Willis North America, Inc.
4.65%, 06/15/27 (a)	125,000	119,720
4.50%, 09/15/28 (a)	100,000	93,814
		10,570,629
REITs 2.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	96,290
4.30%, 01/15/26 (a)	50,000	48,268
3.95%, 01/15/27 (a)	125,000	117,437
3.95%, 01/15/28 (a)	75,000	69,444
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	93,039
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	100,000	97,541
3.45%, 06/01/25 (a)	75,000	72,330
3.50%, 11/15/25 (a)	100,000	95,483
2.95%, 05/11/26 (a)	125,000	117,111
3.35%, 05/15/27 (a)	50,000	46,292
Boston Properties LP
3.20%, 01/15/25 (a)	170,000	162,894
3.65%, 02/01/26 (a)	200,000	187,728
6.75%, 12/01/27 (a)	125,000	125,759
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	20,000	19,246
4.13%, 06/15/26 (a)	150,000	141,549
2.25%, 04/01/28 (a)	50,000	42,173
Corporate Office Properties LP
2.25%, 03/15/26 (a)	75,000	67,700
CubeSmart LP
4.00%, 11/15/25 (a)	50,000	47,893
3.13%, 09/01/26 (a)	50,000	46,133
Digital Realty Trust LP
3.70%, 08/15/27 (a)	150,000	138,543
5.55%, 01/15/28 (a)	150,000	146,673
4.45%, 07/15/28 (a)	100,000	93,685
EPR Properties
4.75%, 12/15/26 (a)	25,000	22,926
4.50%, 06/01/27 (a)	25,000	22,400
4.95%, 04/15/28 (a)	150,000	132,853
ERP Operating LP
3.25%, 08/01/27 (a)	150,000	137,272
3.50%, 03/01/28 (a)	100,000	91,888
Essex Portfolio LP
3.50%, 04/01/25 (a)	15,000	14,445
3.63%, 05/01/27 (a)	100,000	92,487
1.70%, 03/01/28 (a)	100,000	83,690
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	93,675
3.88%, 12/15/27 (a)	100,000	91,838
5.70%, 04/01/28 (a)	75,000	74,092
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	89,835
5.38%, 05/01/28 (a)	100,000	97,274
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	125,000	116,160

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	25,000	24,149
4.00%, 06/01/25 (a)	100,000	97,014
1.35%, 02/01/27 (a)	150,000	130,492
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	45,688
4.13%, 03/15/28 (a)	50,000	44,610
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	100,000	95,997
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	75,000	59,291
5.95%, 02/15/28 (a)	50,000	41,759
Kilroy Realty LP
3.45%, 12/15/24 (a)	100,000	96,290
4.38%, 10/01/25 (a)	50,000	47,917
Kimco Realty Corp.
3.30%, 02/01/25 (a)	125,000	120,257
2.80%, 10/01/26 (a)	150,000	137,158
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	91,203
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	96,787
1.10%, 09/15/26 (a)	125,000	110,343
3.60%, 06/01/27 (a)	50,000	46,820
National Retail Properties, Inc.
4.00%, 11/15/25 (a)	100,000	95,839
3.50%, 10/15/27 (a)	100,000	91,249
Omega Healthcare Investors, Inc.
4.50%, 01/15/25 (a)	50,000	48,618
5.25%, 01/15/26 (a)	100,000	97,434
4.50%, 04/01/27 (a)	125,000	116,325
4.75%, 01/15/28 (a)	100,000	93,114
Physicians Realty LP
4.30%, 03/15/27 (a)	75,000	70,482
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	75,000	75,639
Prologis LP
3.25%, 06/30/26 (a)	75,000	70,781
3.25%, 10/01/26 (a)	75,000	70,592
3.38%, 12/15/27 (a)	100,000	91,913
3.88%, 09/15/28 (a)	150,000	139,173
Public Storage
0.88%, 02/15/26 (a)	100,000	89,812
1.50%, 11/09/26 (a)	175,000	156,345
3.09%, 09/15/27 (a)	100,000	92,223
Realty Income Corp.
4.63%, 11/01/25 (a)	150,000	146,530
0.75%, 03/15/26 (a)	175,000	154,987
4.88%, 06/01/26 (a)	75,000	73,505
4.13%, 10/15/26 (a)	100,000	95,728
3.00%, 01/15/27 (a)	150,000	137,553
3.95%, 08/15/27 (a)	100,000	93,662
3.40%, 01/15/28 (a)	100,000	90,936
Regency Centers LP
3.60%, 02/01/27 (a)	100,000	93,532
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	100,000	95,792
Sabra Health Care LP
5.13%, 08/15/26 (a)	100,000	95,694
Simon Property Group LP
3.50%, 09/01/25 (a)	225,000	215,878
3.30%, 01/15/26 (a)	150,000	142,377
3.25%, 11/30/26 (a)	175,000	162,879
1.38%, 01/15/27 (a)	75,000	65,480
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 06/15/27 (a)	150,000	138,439
3.38%, 12/01/27 (a)	175,000	159,834
SITE Centers Corp.
3.63%, 02/01/25 (a)	125,000	119,067
4.25%, 02/01/26 (a)	100,000	93,618
4.70%, 06/01/27 (a)	50,000	46,256
Spirit Realty LP
3.20%, 01/15/27 (a)	100,000	90,701
2.10%, 03/15/28 (a)	100,000	84,215
STORE Capital Corp.
4.50%, 03/15/28 (a)	50,000	43,952
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	45,259
3.88%, 07/15/27 (a)	50,000	44,237
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	92,832
3.50%, 07/01/27 (a)	100,000	92,436
Ventas Realty LP
2.65%, 01/15/25 (a)	110,000	104,911
4.13%, 01/15/26 (a)	180,000	172,312
3.25%, 10/15/26 (a)	100,000	91,920
4.00%, 03/01/28 (a)	100,000	91,850
Vornado Realty LP
3.50%, 01/15/25 (a)	75,000	71,116
2.15%, 06/01/26 (a)	100,000	84,999
Welltower, Inc.
4.00%, 06/01/25 (a)	200,000	193,228
4.25%, 04/01/26 (a)	125,000	120,124
2.70%, 02/15/27 (a)	75,000	68,225
4.25%, 04/15/28 (a)	100,000	93,085
WP Carey, Inc.
4.00%, 02/01/25 (a)	75,000	72,948
4.25%, 10/01/26 (a)	100,000	95,632
		9,895,089
		166,166,323

Industrial 48.0%
Basic Industry 1.7%
Air Products and Chemicals, Inc.
1.50%, 10/15/25 (a)	100,000	92,471
1.85%, 05/15/27 (a)	100,000	88,783
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	95,868
ArcelorMittal S.A.
4.55%, 03/11/26	75,000	73,182
6.55%, 11/29/27 (a)	150,000	152,251
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	150,000	147,945
4.75%, 02/28/28 (a)	175,000	170,504
5.10%, 09/08/28 (a)	150,000	147,249
Celanese US Holdings LLC
6.05%, 03/15/25	275,000	274,037
1.40%, 08/05/26 (a)	50,000	43,530
6.17%, 07/15/27 (a)	200,000	197,268
Celulosa Arauco y Constitucion S.A.
3.88%, 11/02/27 (a)	200,000	180,694
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	300,000	292,926
Eastman Chemical Co.
3.80%, 03/15/25 (a)	125,000	121,217
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	92,704
1.65%, 02/01/27 (a)	100,000	88,788

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 12/01/27 (a)	75,000	69,452
5.25%, 01/15/28 (a)	25,000	24,965
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	100,000	93,169
FMC Corp.
3.20%, 10/01/26 (a)	125,000	114,408
Freeport-McMoRan, Inc.
4.55%, 11/14/24 (a)	200,000	196,474
4.13%, 03/01/28 (a)	125,000	114,623
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	50,000	45,835
Kinross Gold Corp.
4.50%, 07/15/27 (a)	100,000	94,924
Linde, Inc.
2.65%, 02/05/25 (a)	15,000	14,443
4.70%, 12/05/25 (a)	75,000	74,085
3.20%, 01/30/26 (a)	225,000	215,476
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	93,154
LYB International Finance III LLC
1.25%, 10/01/25 (a)	75,000	68,344
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	117,357
Nucor Corp.
2.00%, 06/01/25 (a)	100,000	93,978
4.30%, 05/23/27 (a)	150,000	143,946
Nutrien Ltd.
5.90%, 11/07/24	100,000	99,759
3.00%, 04/01/25 (a)	50,000	47,787
4.00%, 12/15/26 (a)	75,000	71,148
4.90%, 03/27/28 (a)	150,000	144,928
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	92,178
PPG Industries, Inc.
1.20%, 03/15/26 (a)	150,000	134,713
3.75%, 03/15/28 (a)	100,000	93,100
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	75,000	68,829
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	107,358
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	69,880
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	75,000	72,038
4.25%, 08/08/25	25,000	24,310
3.95%, 01/15/26 (a)	50,000	48,189
3.45%, 06/01/27 (a)	250,000	232,800
Southern Copper Corp.
3.88%, 04/23/25	100,000	96,354
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	75,000	72,194
2.40%, 06/15/25 (a)	75,000	70,457
5.00%, 12/15/26 (a)	75,000	73,640
1.65%, 10/15/27 (a)	50,000	42,573
Suzano International Finance BV
4.00%, 01/14/25	75,000	72,940
5.50%, 01/17/27	75,000	73,646
Vale Overseas Ltd.
6.25%, 08/10/26	100,000	101,629
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	125,000	117,977
Weyerhaeuser Co.
6.95%, 10/01/27	50,000	52,224
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WRKCo, Inc.
3.75%, 03/15/25 (a)	100,000	97,144
4.65%, 03/15/26 (a)	150,000	145,348
4.00%, 03/15/28 (a)	100,000	92,725
3.90%, 06/01/28 (a)	100,000	91,653
		6,341,571
Capital Goods 5.4%
3M Co.
2.00%, 02/14/25 (a)	120,000	113,770
2.65%, 04/15/25 (a)	150,000	142,767
3.00%, 08/07/25	100,000	95,285
2.88%, 10/15/27 (a)	150,000	135,651
3.63%, 09/14/28 (a)	75,000	68,579
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	96,964
3.55%, 10/01/27 (a)	50,000	45,597
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	150,000	141,568
4.50%, 05/15/28 (a)	100,000	94,357
Amphenol Corp.
2.05%, 03/01/25 (a)	100,000	95,046
Berry Global, Inc.
1.57%, 01/15/26 (a)	250,000	226,040
1.65%, 01/15/27 (a)	100,000	86,108
Boeing Co.
2.85%, 10/30/24 (a)	50,000	48,312
4.88%, 05/01/25 (a)	500,000	491,485
2.60%, 10/30/25 (a)	50,000	46,736
2.75%, 02/01/26 (a)	200,000	186,752
2.20%, 02/04/26 (a)	850,000	781,073
3.10%, 05/01/26 (a)	100,000	93,418
2.25%, 06/15/26 (a)	75,000	68,268
2.70%, 02/01/27 (a)	150,000	135,777
2.80%, 03/01/27 (a)	50,000	45,274
5.04%, 05/01/27 (a)	300,000	293,241
3.25%, 02/01/28 (a)	150,000	135,001
3.25%, 03/01/28 (a)	75,000	67,391
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	104,000	100,830
3.75%, 12/01/27 (a)	100,000	92,924
Carrier Global Corp.
2.24%, 02/15/25 (a)	205,000	194,826
2.49%, 02/15/27 (a)	150,000	135,096
Caterpillar Financial Services Corp.
2.15%, 11/08/24	125,000	120,431
4.90%, 01/17/25	175,000	173,817
5.40%, 03/10/25	200,000	200,276
3.40%, 05/13/25	225,000	217,624
3.65%, 08/12/25	175,000	169,501
0.80%, 11/13/25	175,000	158,984
4.80%, 01/06/26	200,000	197,774
0.90%, 03/02/26	125,000	112,675
1.15%, 09/14/26	100,000	89,081
1.70%, 01/08/27	100,000	89,595
3.60%, 08/12/27	100,000	94,455
1.10%, 09/14/27	250,000	214,062
CNH Industrial Capital LLC
3.95%, 05/23/25	100,000	96,966
5.45%, 10/14/25	75,000	74,507
1.88%, 01/15/26 (a)	100,000	91,701
1.45%, 07/15/26 (a)	100,000	89,086
4.55%, 04/10/28 (a)	100,000	95,071
CNH Industrial N.V.
3.85%, 11/15/27 (a)	50,000	46,591

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deere & Co.
2.75%, 04/15/25 (a)	50,000	47,982
Dover Corp.
3.15%, 11/15/25 (a)	75,000	71,136
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	92,232
4.35%, 05/18/28 (a)	100,000	96,268
Emerson Electric Co.
3.15%, 06/01/25 (a)	100,000	96,304
0.88%, 10/15/26 (a)	150,000	131,715
Fortive Corp.
3.15%, 06/15/26 (a)	150,000	140,298
Fortune Brands Innovations, Inc.
4.00%, 06/15/25 (a)	100,000	96,464
GE Capital International Funding Co.
3.37%, 11/15/25	50,000	47,586
General Dynamics Corp.
2.38%, 11/15/24 (a)	100,000	96,394
3.25%, 04/01/25 (a)	100,000	96,642
3.50%, 05/15/25 (a)	100,000	96,869
1.15%, 06/01/26 (a)	75,000	67,247
2.13%, 08/15/26 (a)	100,000	91,898
3.50%, 04/01/27 (a)	125,000	117,820
2.63%, 11/15/27 (a)	50,000	45,125
3.75%, 05/15/28 (a)	150,000	140,988
HEICO Corp.
5.25%, 08/01/28 (a)	100,000	97,622
Hexcel Corp.
4.95%, 08/15/25 (a)	75,000	73,219
4.20%, 02/15/27 (a)	75,000	69,531
Honeywell International, Inc.
1.35%, 06/01/25 (a)	275,000	257,422
2.50%, 11/01/26 (a)	325,000	300,641
1.10%, 03/01/27 (a)	150,000	131,580
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	47,446
3.15%, 08/15/27 (a)	100,000	91,964
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25 (a)	125,000	120,779
3.48%, 12/01/27 (a)	50,000	45,673
2.04%, 08/16/28 (a)	100,000	83,980
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	200,000	185,940
Ingersoll Rand, Inc.
5.40%, 08/14/28 (a)	75,000	73,804
John Deere Capital Corp.
4.55%, 10/11/24	125,000	123,726
2.05%, 01/09/25	20,000	19,153
5.15%, 03/03/25	150,000	149,604
2.13%, 03/07/25	50,000	47,654
3.45%, 03/13/25	100,000	97,251
3.40%, 06/06/25	150,000	145,015
4.05%, 09/08/25	200,000	195,346
3.40%, 09/11/25	125,000	120,359
4.80%, 01/09/26	200,000	197,638
0.70%, 01/15/26	50,000	45,066
2.65%, 06/10/26	100,000	93,372
1.05%, 06/17/26	200,000	178,940
1.30%, 10/13/26	75,000	66,887
1.70%, 01/11/27	100,000	89,184
2.35%, 03/08/27	100,000	90,644
1.75%, 03/09/27	100,000	88,919
2.80%, 09/08/27	100,000	91,494
4.15%, 09/15/27	150,000	144,480
4.75%, 01/20/28	250,000	245,317
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/03/28	100,000	98,593
1.50%, 03/06/28	100,000	85,344
4.95%, 07/14/28	200,000	197,264
Johnson Controls International PLC
3.90%, 02/14/26 (a)	100,000	95,832
Kennametal, Inc.
4.63%, 06/15/28 (a)	50,000	47,142
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	150,000	145,557
3.85%, 12/15/26 (a)	50,000	47,362
5.40%, 01/15/27	100,000	99,196
4.40%, 06/15/28 (a)	300,000	284,056
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	75,000	73,047
Legrand France S.A.
8.50%, 02/15/25	70,000	72,645
Lennox International, Inc.
1.35%, 08/01/25 (a)	75,000	69,038
5.50%, 09/15/28 (a)	75,000	73,654
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	125,000	120,309
5.10%, 11/15/27 (a)	150,000	149,236
4.45%, 05/15/28 (a)	100,000	96,785
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	92,166
Masco Corp.
3.50%, 11/15/27 (a)	50,000	45,719
1.50%, 02/15/28 (a)	100,000	83,884
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	99,321
Nordson Corp.
5.60%, 09/15/28 (a)	50,000	49,550
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	275,000	265,240
3.20%, 02/01/27 (a)	150,000	140,071
3.25%, 01/15/28 (a)	250,000	229,297
nVent Finance Sarl
4.55%, 04/15/28 (a)	100,000	93,712
Oshkosh Corp.
4.60%, 05/15/28 (a)	50,000	47,914
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	188,874
2.29%, 04/05/27 (a)	100,000	89,915
5.25%, 08/16/28 (a)	100,000	98,357
Owens Corning
4.20%, 12/01/24 (a)	50,000	48,989
3.40%, 08/15/26 (a)	75,000	70,267
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	150,000	139,713
4.25%, 09/15/27 (a)	150,000	143,367
Precision Castparts Corp.
3.25%, 06/15/25 (a)	150,000	144,754
Raytheon Technologies Corp.
3.95%, 08/16/25 (a)	225,000	217,683
2.65%, 11/01/26 (a)	150,000	137,856
3.50%, 03/15/27 (a)	200,000	186,128
3.13%, 05/04/27 (a)	150,000	137,955
7.20%, 08/15/27	25,000	26,355
Regal Rexnord Corp.
6.05%, 02/15/26 (c)	200,000	197,656
6.05%, 04/15/28 (a)(c)	150,000	145,947
Republic Services, Inc.
3.20%, 03/15/25 (a)	80,000	77,227
0.88%, 11/15/25 (a)	50,000	45,243

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 11/15/27 (a)	150,000	138,621
3.95%, 05/15/28 (a)	125,000	117,386
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	50,000	48,180
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	46,773
Sonoco Products Co.
1.80%, 02/01/25 (a)	125,000	117,984
2.25%, 02/01/27 (a)	50,000	44,415
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	141,871
6.00%, 03/06/28 (a)	100,000	100,800
4.00%, 03/15/60 (a)(b)	100,000	83,333
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	100,000	90,583
2.25%, 04/01/28 (a)	100,000	86,089
Textron, Inc.
3.88%, 03/01/25 (a)	75,000	72,828
4.00%, 03/15/26 (a)	125,000	120,082
3.65%, 03/15/27 (a)	75,000	70,010
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	97,511
3.50%, 03/21/26 (a)	100,000	95,011
Veralto Corp.
5.35%, 09/18/28 (a)(c)	150,000	148,336
Vontier Corp.
1.80%, 04/01/26 (a)	100,000	89,648
2.40%, 04/01/28 (a)	75,000	62,386
Vulcan Materials Co.
4.50%, 04/01/25 (a)	50,000	48,990
3.90%, 04/01/27 (a)	100,000	94,244
Waste Management, Inc.
3.13%, 03/01/25 (a)	75,000	72,499
0.75%, 11/15/25 (a)	75,000	68,027
3.15%, 11/15/27 (a)	100,000	92,028
1.15%, 03/15/28 (a)	100,000	83,781
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (a)	75,000	71,294
3.45%, 11/15/26 (a)	125,000	116,241
4.70%, 09/15/28 (a)(f)	150,000	141,082
WW Grainger, Inc.
1.85%, 02/15/25 (a)	90,000	85,532
Xylem, Inc.
3.25%, 11/01/26 (a)	100,000	93,246
1.95%, 01/30/28 (a)	100,000	86,054
		19,796,036
Communications 5.4%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	142,256
3.40%, 06/15/27 (a)	50,000	46,831
American Tower Corp.
2.95%, 01/15/25 (a)	150,000	144,195
2.40%, 03/15/25 (a)	175,000	165,937
4.00%, 06/01/25 (a)	50,000	48,396
1.30%, 09/15/25 (a)	100,000	91,460
1.60%, 04/15/26 (a)	125,000	112,383
1.45%, 09/15/26 (a)	100,000	88,215
3.38%, 10/15/26 (a)	150,000	139,875
2.75%, 01/15/27 (a)	200,000	180,702
3.13%, 01/15/27 (a)	75,000	68,555
3.55%, 07/15/27 (a)	100,000	91,800
3.60%, 01/15/28 (a)	175,000	159,059
1.50%, 01/31/28 (a)	100,000	82,900
5.25%, 07/15/28 (a)	125,000	120,889
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AT&T, Inc.
3.88%, 01/15/26 (a)	100,000	96,101
1.70%, 03/25/26 (a)	500,000	453,885
2.95%, 07/15/26 (a)	100,000	92,936
3.80%, 02/15/27 (a)	150,000	141,035
4.25%, 03/01/27 (a)	250,000	238,447
2.30%, 06/01/27 (a)	400,000	354,320
1.65%, 02/01/28 (a)	275,000	232,268
4.10%, 02/15/28 (a)	325,000	303,511
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	650,000	635,596
3.75%, 02/15/28 (a)	175,000	157,812
4.20%, 03/15/28 (a)	200,000	183,682
Comcast Corp.
3.38%, 08/15/25 (a)	250,000	240,440
3.95%, 10/15/25 (a)	500,000	485,175
3.15%, 03/01/26 (a)	400,000	379,932
2.35%, 01/15/27 (a)	275,000	249,252
3.30%, 02/01/27 (a)	225,000	210,179
3.30%, 04/01/27 (a)	150,000	139,746
5.35%, 11/15/27 (a)	125,000	124,904
3.15%, 02/15/28 (a)	225,000	205,648
3.55%, 05/01/28 (a)	50,000	46,414
Crown Castle International Corp.
1.35%, 07/15/25 (a)	100,000	92,159
4.45%, 02/15/26 (a)	200,000	193,656
3.70%, 06/15/26 (a)	50,000	47,294
1.05%, 07/15/26 (a)	150,000	131,672
4.00%, 03/01/27 (a)	100,000	93,899
2.90%, 03/15/27 (a)	125,000	113,346
3.65%, 09/01/27 (a)	150,000	137,850
3.80%, 02/15/28 (a)	100,000	91,697
Crown Castle, Inc.
5.00%, 01/11/28 (a)	225,000	217,172
Discovery Communications LLC
3.90%, 11/15/24 (a)	100,000	97,183
3.95%, 06/15/25 (a)	125,000	120,446
4.90%, 03/11/26 (a)	150,000	146,303
3.95%, 03/20/28 (a)	250,000	227,815
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	73,691
Fox Corp.
3.05%, 04/07/25 (a)	95,000	91,134
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	400,000	377,292
4.60%, 05/15/28 (a)	225,000	220,097
Netflix, Inc.
5.88%, 02/15/25	125,000	124,910
4.38%, 11/15/26	150,000	144,707
4.88%, 04/15/28	225,000	218,234
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	125,000	121,953
3.60%, 04/15/26 (a)	225,000	213,790
Rogers Communications, Inc.
2.95%, 03/15/25 (a)	150,000	143,141
3.63%, 12/15/25 (a)	100,000	94,761
2.90%, 11/15/26 (a)	75,000	68,480
3.20%, 03/15/27 (a)	225,000	205,904
Sprint Corp,
7.63%, 02/15/25 (a)	225,000	228,600
7.63%, 03/01/26 (a)	250,000	257,270
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	100,000	96,456
3.70%, 04/14/27 (a)	175,000	163,873
4.95%, 03/28/28 (a)	75,000	72,479

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TCI Communications, Inc.
7.88%, 02/15/26	75,000	78,629
7.13%, 02/15/28	75,000	79,520
Telefonica Emisiones S.A.
4.10%, 03/08/27	250,000	235,660
TELUS Corp.
3.70%, 09/15/27 (a)	125,000	116,536
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	350,000	337,729
1.50%, 02/15/26 (a)	175,000	158,722
2.25%, 02/15/26 (a)	275,000	253,421
2.63%, 04/15/26 (a)	250,000	231,292
3.75%, 04/15/27 (a)	650,000	607,243
5.38%, 04/15/27 (a)	150,000	147,738
4.75%, 02/01/28 (a)	100,000	95,945
2.05%, 02/15/28 (a)	200,000	172,182
4.95%, 03/15/28 (a)	200,000	194,190
4.80%, 07/15/28 (a)	150,000	144,138
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	100,000	95,667
3.00%, 02/13/26	175,000	165,434
1.85%, 07/30/26	150,000	136,263
2.95%, 06/15/27	100,000	92,983
Verizon Communications, Inc.
3.50%, 11/01/24 (a)	175,000	170,866
3.38%, 02/15/25	200,000	193,544
0.85%, 11/20/25 (a)	150,000	135,725
1.45%, 03/20/26 (a)	300,000	270,942
2.63%, 08/15/26	275,000	254,094
4.13%, 03/16/27	500,000	475,860
3.00%, 03/22/27 (a)	150,000	137,616
2.10%, 03/22/28 (a)	500,000	429,780
4.33%, 09/21/28	550,000	516,780
ViacomCBS, Inc.
4.75%, 05/15/25 (a)	158,000	154,004
4.00%, 01/15/26 (a)	225,000	213,136
3.38%, 02/15/28 (a)	75,000	65,063
Vodafone Group PLC
4.13%, 05/30/25	250,000	243,797
4.38%, 05/30/28	125,000	120,691
Walt Disney Co.
3.35%, 03/24/25	275,000	266,175
3.70%, 10/15/25 (a)	100,000	96,624
1.75%, 01/13/26	225,000	207,288
3.38%, 11/15/26 (a)	75,000	70,727
3.70%, 03/23/27	100,000	95,332
2.20%, 01/13/28	100,000	88,644
Warnermedia Holdings, Inc.
3.64%, 03/15/25	275,000	265,237
3.79%, 03/15/25 (a)	100,000	96,608
6.41%, 03/15/26 (a)	100,000	100,022
3.76%, 03/15/27 (a)	600,000	554,100
		19,847,947
Consumer Cyclical 7.6%
Alibaba Group Holding Ltd.
3.60%, 11/28/24 (a)	350,000	340,994
3.40%, 12/06/27 (a)	375,000	344,722
Amazon.com, Inc.
4.70%, 11/29/24	200,000	198,192
3.80%, 12/05/24 (a)	175,000	171,593
3.00%, 04/13/25	225,000	217,359
0.80%, 06/03/25 (a)	200,000	185,492
4.60%, 12/01/25	200,000	197,378
5.20%, 12/03/25 (a)	125,000	124,955
1.00%, 05/12/26 (a)	425,000	382,283
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.30%, 04/13/27 (a)	300,000	282,447
1.20%, 06/03/27 (a)	175,000	152,131
3.15%, 08/22/27 (a)	525,000	488,460
4.55%, 12/01/27 (a)	300,000	293,934
1.65%, 05/12/28 (a)	350,000	301,364
American Honda Finance Corp.
1.50%, 01/13/25	100,000	94,848
1.20%, 07/08/25	25,000	23,162
1.00%, 09/10/25	150,000	137,428
5.25%, 07/07/26	100,000	99,423
1.30%, 09/09/26	150,000	133,183
2.30%, 09/09/26	125,000	114,383
2.35%, 01/08/27	75,000	68,072
4.70%, 01/12/28	100,000	97,161
3.50%, 02/15/28	100,000	92,527
5.13%, 07/07/28	250,000	246,242
Aptiv PLC
2.40%, 02/18/25 (a)	125,000	118,939
AutoNation, Inc.
3.50%, 11/15/24 (a)	115,000	111,199
3.80%, 11/15/27 (a)	50,000	44,970
AutoZone, Inc.
3.25%, 04/15/25 (a)	15,000	14,436
3.63%, 04/15/25 (a)	90,000	87,071
3.13%, 04/21/26 (a)	75,000	70,430
3.75%, 06/01/27 (a)	125,000	117,668
4.50%, 02/01/28 (a)	50,000	47,935
Block Financial LLC
5.25%, 10/01/25 (a)	50,000	49,163
Booking Holdings, Inc.
3.65%, 03/15/25 (a)	125,000	121,566
3.60%, 06/01/26 (a)	100,000	95,371
3.55%, 03/15/28 (a)	75,000	69,762
BorgWarner, Inc.
2.65%, 07/01/27 (a)	225,000	201,096
CBRE Services, Inc.
4.88%, 03/01/26 (a)	125,000	121,644
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	93,164
1.38%, 06/20/27 (a)	250,000	218,550
Cummins, Inc.
0.75%, 09/01/25 (a)	100,000	91,491
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	100,000	93,657
Dollar General Corp.
4.15%, 11/01/25 (a)	75,000	72,344
3.88%, 04/15/27 (a)	100,000	93,639
4.13%, 05/01/28 (a)	100,000	93,235
5.20%, 07/05/28 (a)	75,000	72,713
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	150,000	145,188
4.20%, 05/15/28 (a)	200,000	186,140
DR Horton, Inc.
2.50%, 10/15/24 (a)	75,000	72,351
2.60%, 10/15/25 (a)	65,000	60,790
1.30%, 10/15/26 (a)	100,000	87,782
1.40%, 10/15/27 (a)	75,000	63,665
eBay, Inc.
1.90%, 03/11/25 (a)	125,000	118,179
1.40%, 05/10/26 (a)	125,000	111,956
3.60%, 06/05/27 (a)	125,000	116,355
5.95%, 11/22/27 (a)	75,000	75,707
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	122,523
4.63%, 08/01/27 (a)	250,000	238,482

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
4.00%, 04/01/25	105,000	101,614
6.13%, 10/01/25 (a)	325,000	324,535
4.20%, 10/01/27 (a)	100,000	93,285
6.80%, 10/01/27 (a)	150,000	153,112
General Motors Financial Co., Inc.
1.20%, 10/15/24	150,000	142,593
3.50%, 11/07/24 (a)	150,000	145,660
4.00%, 01/15/25 (a)	150,000	145,674
2.90%, 02/26/25 (a)	225,000	214,724
3.80%, 04/07/25	200,000	192,806
4.35%, 04/09/25 (a)	150,000	145,866
2.75%, 06/20/25 (a)	200,000	188,424
4.30%, 07/13/25 (a)	125,000	120,649
6.05%, 10/10/25	100,000	99,545
1.25%, 01/08/26 (a)	225,000	201,168
5.25%, 03/01/26 (a)	225,000	219,879
5.40%, 04/06/26	150,000	146,916
1.50%, 06/10/26 (a)	250,000	221,030
4.00%, 10/06/26 (a)	125,000	117,153
4.35%, 01/17/27 (a)	200,000	188,270
2.35%, 02/26/27 (a)	150,000	132,231
5.00%, 04/09/27 (a)	200,000	192,038
2.70%, 08/20/27 (a)	150,000	131,610
6.00%, 01/09/28 (a)	150,000	148,168
2.40%, 04/10/28 (a)	175,000	148,944
5.80%, 06/23/28 (a)	200,000	195,410
Genuine Parts Co.
1.75%, 02/01/25 (a)	100,000	94,264
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25 (a)	125,000	122,534
5.38%, 04/15/26 (a)	150,000	145,614
5.75%, 06/01/28 (a)	100,000	96,000
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	95,467
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	72,854
Home Depot, Inc.
3.35%, 09/15/25 (a)	225,000	216,434
3.00%, 04/01/26 (a)	200,000	189,582
2.13%, 09/15/26 (a)	200,000	183,514
2.50%, 04/15/27 (a)	200,000	182,392
2.88%, 04/15/27 (a)	50,000	46,274
2.80%, 09/14/27 (a)	225,000	206,197
1.50%, 09/15/28 (a)	150,000	126,075
Honda Motor Co., Ltd.
2.27%, 03/10/25 (a)	100,000	95,382
2.53%, 03/10/27 (a)	225,000	204,574
Hyatt Hotels Corp.
1.80%, 10/01/24 (a)	125,000	119,946
5.38%, 04/23/25 (a)(d)	140,000	138,456
4.85%, 03/15/26 (a)	50,000	48,853
4.38%, 09/15/28 (a)	75,000	69,311
JD.com, Inc.
3.88%, 04/29/26	200,000	190,996
Lear Corp.
3.80%, 09/15/27 (a)	100,000	92,474
Lennar Corp.
4.75%, 05/30/25 (a)	75,000	73,373
5.25%, 06/01/26 (a)	50,000	49,284
5.00%, 06/15/27 (a)	50,000	48,592
4.75%, 11/29/27 (a)	150,000	144,477
LKQ Corp.
5.75%, 06/15/28 (a)(c)	100,000	97,759
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lowe's Cos., Inc.
4.00%, 04/15/25 (a)	75,000	73,130
4.40%, 09/08/25	200,000	195,576
3.38%, 09/15/25 (a)	100,000	95,685
2.50%, 04/15/26 (a)	225,000	209,059
3.35%, 04/01/27 (a)	125,000	116,355
3.10%, 05/03/27 (a)	300,000	276,339
1.30%, 04/15/28 (a)	150,000	124,894
1.70%, 09/15/28 (a)	150,000	125,226
Magna International, Inc.
4.15%, 10/01/25 (a)	150,000	145,471
5.98%, 03/21/26 (a)	50,000	50,052
Marriott International, Inc.
3.75%, 03/15/25 (a)	50,000	48,441
5.75%, 05/01/25 (a)	125,000	124,754
3.75%, 10/01/25 (a)	100,000	96,116
3.13%, 06/15/26 (a)	100,000	93,536
5.00%, 10/15/27 (a)	175,000	170,474
4.00%, 04/15/28 (a)	75,000	69,554
McDonald's Corp.
3.38%, 05/26/25 (a)	50,000	48,280
3.30%, 07/01/25 (a)	150,000	144,469
1.45%, 09/01/25 (a)	50,000	46,283
3.70%, 01/30/26 (a)	275,000	264,525
3.50%, 03/01/27 (a)	200,000	188,214
3.50%, 07/01/27 (a)	150,000	140,433
3.80%, 04/01/28 (a)	150,000	140,961
NIKE, Inc.
2.40%, 03/27/25 (a)	80,000	76,538
2.38%, 11/01/26 (a)	225,000	207,081
2.75%, 03/27/27 (a)	150,000	138,513
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	95,194
3.60%, 09/01/27 (a)	100,000	93,437
4.35%, 06/01/28 (a)	75,000	71,677
PACCAR Financial Corp.
1.80%, 02/06/25	10,000	9,512
3.55%, 08/11/25	150,000	145,138
4.95%, 10/03/25	50,000	49,619
1.10%, 05/11/26	50,000	44,991
2.00%, 02/04/27	100,000	89,998
4.60%, 01/10/28	50,000	48,817
PulteGroup, Inc.
5.50%, 03/01/26 (a)	125,000	124,146
5.00%, 01/15/27 (a)	25,000	24,446
PVH Corp.
4.63%, 07/10/25 (a)(c)	100,000	96,708
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	100,000	96,416
Ross Stores, Inc.
4.60%, 04/15/25 (a)	120,000	117,634
0.88%, 04/15/26 (a)	75,000	66,562
Sands China Ltd.
5.38%, 08/08/25 (a)(d)	200,000	193,870
4.30%, 01/08/26 (a)(d)	200,000	187,428
5.65%, 08/08/28 (a)(d)	300,000	282,372
Starbucks Corp.
3.80%, 08/15/25 (a)	250,000	242,030
4.75%, 02/15/26	150,000	147,793
2.00%, 03/12/27 (a)	75,000	66,841
3.50%, 03/01/28 (a)	100,000	92,528
Tapestry, Inc.
4.25%, 04/01/25 (a)	25,000	24,274
4.13%, 07/15/27 (a)	100,000	92,177

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Target Corp.
2.25%, 04/15/25 (a)	275,000	262,025
2.50%, 04/15/26	150,000	141,063
1.95%, 01/15/27 (a)	100,000	90,319
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	160,855
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	25,000	24,373
4.88%, 03/15/27 (a)	100,000	96,033
4.35%, 02/15/28 (a)	75,000	69,666
Toyota Motor Corp.
1.34%, 03/25/26 (a)	200,000	181,560
Toyota Motor Credit Corp.
2.00%, 10/07/24	75,000	72,300
1.45%, 01/13/25	100,000	94,944
1.80%, 02/13/25	225,000	213,878
3.00%, 04/01/25	300,000	289,020
3.40%, 04/14/25	100,000	96,848
3.65%, 08/18/25	200,000	193,418
0.80%, 10/16/25	225,000	204,896
0.80%, 01/09/26	150,000	135,354
4.45%, 05/18/26	200,000	195,652
1.13%, 06/18/26	250,000	223,275
1.90%, 01/13/27	150,000	134,574
3.05%, 03/22/27	250,000	231,885
1.15%, 08/13/27	150,000	128,487
4.55%, 09/20/27	200,000	194,482
3.05%, 01/11/28	200,000	183,576
4.63%, 01/12/28	250,000	244,227
1.90%, 04/06/28	100,000	86,796
5.25%, 09/11/28	200,000	198,932
VF Corp.
2.40%, 04/23/25 (a)	125,000	117,810
2.80%, 04/23/27 (a)	75,000	66,713
VICI Properties LP
4.38%, 05/15/25	100,000	96,834
4.75%, 02/15/28 (a)	200,000	187,322
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	190,000	184,976
3.45%, 06/01/26 (a)	225,000	208,647
Walmart, Inc.
2.65%, 12/15/24 (a)	100,000	96,928
3.55%, 06/26/25 (a)	175,000	169,750
3.90%, 09/09/25	275,000	268,100
3.05%, 07/08/26 (a)	125,000	118,561
1.05%, 09/17/26 (a)	250,000	222,837
3.95%, 09/09/27 (a)	150,000	144,550
3.90%, 04/15/28 (a)	150,000	143,316
3.70%, 06/26/28 (a)	250,000	236,745
1.50%, 09/22/28 (a)	150,000	127,210
		28,001,180
Consumer Non-Cyclical 11.7%
Abbott Laboratories
2.95%, 03/15/25 (a)	200,000	193,154
3.88%, 09/15/25 (a)	25,000	24,358
3.75%, 11/30/26 (a)	325,000	311,886
1.15%, 01/30/28 (a)	75,000	63,906
AbbVie, Inc.
2.60%, 11/21/24 (a)	575,000	554,352
3.80%, 03/15/25 (a)	400,000	388,908
3.60%, 05/14/25 (a)	575,000	555,939
3.20%, 05/14/26 (a)	300,000	283,485
2.95%, 11/21/26 (a)	600,000	557,046
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	69,806
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Altria Group, Inc.
2.35%, 05/06/25 (a)	130,000	122,975
4.40%, 02/14/26 (a)	125,000	121,386
2.63%, 09/16/26 (a)	75,000	69,185
Amgen, Inc.
1.90%, 02/21/25 (a)	70,000	66,569
5.25%, 03/02/25	250,000	248,197
3.13%, 05/01/25 (a)	150,000	144,056
5.51%, 03/02/26 (a)	250,000	248,352
2.60%, 08/19/26 (a)	200,000	184,672
2.20%, 02/21/27 (a)	250,000	224,500
3.20%, 11/02/27 (a)	175,000	160,688
5.15%, 03/02/28 (a)	600,000	590,346
1.65%, 08/15/28 (a)	175,000	147,198
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	525,000	504,651
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	350,000	331,208
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	162,678
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	175,000	157,269
4.88%, 03/03/28 (a)	150,000	147,406
1.75%, 05/28/28 (a)	150,000	128,373
AstraZeneca PLC
3.38%, 11/16/25	325,000	311,717
0.70%, 04/08/26 (a)	200,000	178,450
3.13%, 06/12/27 (a)	150,000	139,305
BAT Capital Corp.
3.22%, 09/06/26 (a)	150,000	139,182
4.70%, 04/02/27 (a)	150,000	143,625
3.56%, 08/15/27 (a)	400,000	365,668
2.26%, 03/25/28 (a)	200,000	169,152
BAT International Finance PLC
1.67%, 03/25/26 (a)	225,000	202,700
4.45%, 03/16/28 (a)	175,000	163,053
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	145,514
Baxter International, Inc.
1.32%, 11/29/24	250,000	236,727
2.60%, 08/15/26 (a)	75,000	68,715
1.92%, 02/01/27 (a)	250,000	220,680
Becton Dickinson & Co.
3.73%, 12/15/24 (a)	145,000	141,388
3.70%, 06/06/27 (a)	275,000	257,881
4.69%, 02/13/28 (a)	125,000	121,173
Bestfoods
7.25%, 12/15/26	150,000	158,248
Biogen, Inc.
4.05%, 09/15/25 (a)	300,000	289,752
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	100,000	92,275
Boston Scientific Corp.
1.90%, 06/01/25 (a)	100,000	94,039
4.00%, 03/01/28 (a)	50,000	47,264
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	175,000	158,935
3.20%, 06/15/26 (a)	275,000	260,879
1.13%, 11/13/27 (a)	200,000	170,862
3.45%, 11/15/27 (a)	100,000	93,426
3.90%, 02/20/28 (a)	200,000	189,112
Brown-Forman Corp.
3.50%, 04/15/25 (a)	75,000	72,644

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	100,000	92,468
3.25%, 08/15/26 (a)	200,000	187,076
Campbell Soup Co.
3.95%, 03/15/25 (a)	150,000	145,722
3.30%, 03/19/25 (a)	50,000	48,123
4.15%, 03/15/28 (a)	150,000	140,979
Cardinal Health, Inc.
3.50%, 11/15/24 (a)	70,000	67,988
3.75%, 09/15/25 (a)	100,000	96,060
3.41%, 06/15/27 (a)	150,000	138,407
Cencora, Inc.
3.25%, 03/01/25 (a)	20,000	19,326
3.45%, 12/15/27 (a)	100,000	92,771
Cigna Corp.
3.25%, 04/15/25 (a)	25,000	24,048
4.13%, 11/15/25 (a)	350,000	338,982
4.50%, 02/25/26 (a)	200,000	194,500
1.25%, 03/15/26 (a)	100,000	90,025
3.40%, 03/01/27 (a)	225,000	209,542
3.05%, 10/15/27 (a)	100,000	90,940
Cigna Group
5.69%, 03/15/26 (a)	100,000	99,522
Clorox Co.
3.10%, 10/01/27 (a)	50,000	45,723
3.90%, 05/15/28 (a)	100,000	93,106
Coca-Cola Co.
3.38%, 03/25/27	150,000	142,131
2.90%, 05/25/27	75,000	69,626
1.45%, 06/01/27	225,000	198,778
1.50%, 03/05/28	125,000	108,270
1.00%, 03/15/28	150,000	126,606
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	150,000	140,475
CommonSpirit Health
2.76%, 10/01/24 (a)	100,000	96,859
1.55%, 10/01/25 (a)	125,000	114,703
6.07%, 11/01/27 (a)	50,000	50,507
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	175,000	170,278
1.38%, 11/01/27 (a)	150,000	125,486
Constellation Brands, Inc.
4.75%, 11/15/24	75,000	74,062
4.40%, 11/15/25 (a)	100,000	97,298
4.75%, 12/01/25	150,000	146,904
3.70%, 12/06/26 (a)	100,000	94,427
3.50%, 05/09/27 (a)	100,000	92,848
4.35%, 05/09/27 (a)	100,000	95,662
CVS Health Corp.
4.10%, 03/25/25 (a)	150,000	146,584
3.88%, 07/20/25 (a)	400,000	386,480
5.00%, 02/20/26 (a)	250,000	246,170
2.88%, 06/01/26 (a)	300,000	279,459
3.00%, 08/15/26 (a)	50,000	46,496
3.63%, 04/01/27 (a)	125,000	116,808
6.25%, 06/01/27	100,000	101,872
1.30%, 08/21/27 (a)	350,000	297,804
4.30%, 03/25/28 (a)	750,000	709,710
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	48,051
DH Europe Finance II Sarl
2.20%, 11/15/24 (a)	105,000	100,974
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	184,714
5.30%, 10/24/27 (a)	200,000	199,684
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	94,275
Eli Lilly & Co.
5.00%, 02/27/26 (a)	125,000	124,605
5.50%, 03/15/27	75,000	76,422
3.10%, 05/15/27 (a)	75,000	70,295
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	75,000	72,018
3.15%, 03/15/27 (a)	100,000	93,390
4.38%, 05/15/28 (a)	100,000	96,229
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	70,223
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	300,000	298,224
5.65%, 11/15/27 (a)	300,000	299,538
General Mills, Inc.
4.00%, 04/17/25 (a)	100,000	97,219
5.24%, 11/18/25 (a)	100,000	99,120
3.20%, 02/10/27 (a)	125,000	116,069
4.20%, 04/17/28 (a)	200,000	188,640
Gilead Sciences, Inc.
3.50%, 02/01/25 (a)	250,000	242,860
3.65%, 03/01/26 (a)	425,000	406,865
2.95%, 03/01/27 (a)	175,000	161,562
1.20%, 10/01/27 (a)	125,000	106,316
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	150,000	145,923
3.88%, 05/15/28	300,000	283,983
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/27 (a)	275,000	255,346
Haleon UK Capital PLC
3.13%, 03/24/25	250,000	240,070
Hasbro, Inc.
3.00%, 11/19/24 (a)	75,000	72,442
3.55%, 11/19/26 (a)	75,000	69,819
3.50%, 09/15/27 (a)	100,000	92,086
HCA, Inc.
5.38%, 02/01/25	400,000	395,948
5.25%, 04/15/25	200,000	197,548
5.88%, 02/15/26 (a)	200,000	199,012
5.25%, 06/15/26 (a)	250,000	244,955
5.38%, 09/01/26 (a)	175,000	171,958
4.50%, 02/15/27 (a)	200,000	190,880
3.13%, 03/15/27 (a)	150,000	136,290
5.20%, 06/01/28 (a)	100,000	96,701
5.63%, 09/01/28 (a)	250,000	243,767
Hershey Co.
2.05%, 11/15/24 (a)	100,000	96,297
2.30%, 08/15/26 (a)	125,000	116,101
4.25%, 05/04/28 (a)	50,000	48,377
Hormel Foods Corp.
1.70%, 06/03/28 (a)	50,000	42,760
Illumina, Inc.
5.75%, 12/13/27 (a)	100,000	98,325
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	93,645
IQVIA, Inc.
5.70%, 05/15/28 (a)(c)	200,000	194,568
JBS USA LUX S.A.
2.50%, 01/15/27 (a)	150,000	132,543
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)	150,000	142,779
JM Smucker Co.
3.50%, 03/15/25	150,000	145,208
3.38%, 12/15/27 (a)	100,000	91,827

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
0.55%, 09/01/25 (a)	175,000	160,111
2.45%, 03/01/26 (a)	325,000	305,246
2.95%, 03/03/27 (a)	225,000	210,899
0.95%, 09/01/27 (a)	275,000	236,274
2.90%, 01/15/28 (a)	150,000	138,305
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	93,575
Kellogg Co.
3.25%, 04/01/26	100,000	94,629
3.40%, 11/15/27 (a)	100,000	91,819
4.30%, 05/15/28 (a)	100,000	94,384
Kenvue, Inc.
5.50%, 03/22/25 (c)	150,000	149,706
5.35%, 03/22/26 (a)(c)	100,000	99,757
5.05%, 03/22/28 (a)(c)	150,000	148,131
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 (a)	100,000	97,851
3.40%, 11/15/25 (a)	100,000	95,303
2.55%, 09/15/26 (a)	100,000	91,834
4.60%, 05/25/28 (a)	175,000	168,273
Kimberly-Clark Corp.
3.05%, 08/15/25	50,000	47,956
2.75%, 02/15/26	75,000	70,863
1.05%, 09/15/27 (a)	125,000	106,669
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	300,000	281,157
3.88%, 05/15/27 (a)	200,000	188,520
Kroger Co.
2.65%, 10/15/26 (a)	125,000	114,609
3.70%, 08/01/27 (a)	100,000	93,463
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (a)	50,000	47,917
3.60%, 02/01/25 (a)	150,000	145,260
1.55%, 06/01/26 (a)	75,000	67,143
3.60%, 09/01/27 (a)	100,000	93,699
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	75,000	67,175
3.40%, 08/15/27 (a)	125,000	115,413
McKesson Corp.
0.90%, 12/03/25 (a)	50,000	45,195
1.30%, 08/15/26 (a)	100,000	89,038
4.90%, 07/15/28 (a)	100,000	97,763
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	121,150
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	150,000	143,628
Merck & Co., Inc.
2.75%, 02/10/25 (a)	395,000	381,550
0.75%, 02/24/26 (a)	150,000	135,140
1.70%, 06/10/27 (a)	200,000	177,216
4.05%, 05/17/28 (a)	100,000	96,238
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	279,018
Mondelez International, Inc.
1.50%, 05/04/25 (a)	125,000	116,958
2.63%, 03/17/27 (a)	100,000	91,064
4.13%, 05/07/28 (a)	100,000	95,354
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	92,003
Novartis Capital Corp.
1.75%, 02/14/25 (a)	135,000	128,436
3.00%, 11/20/25 (a)	275,000	262,069
2.00%, 02/14/27 (a)	350,000	316,533
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	68,104
PepsiCo, Inc.
2.25%, 03/19/25 (a)	250,000	238,865
2.75%, 04/30/25 (a)	150,000	143,928
3.50%, 07/17/25 (a)	100,000	96,861
2.85%, 02/24/26 (a)	125,000	118,383
2.38%, 10/06/26 (a)	125,000	116,046
2.63%, 03/19/27 (a)	150,000	138,261
3.00%, 10/15/27 (a)	250,000	231,937
4.45%, 05/15/28 (a)	150,000	147,229
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/25	400,000	394,764
4.45%, 05/19/26 (a)	450,000	439,641
4.45%, 05/19/28 (a)	600,000	578,592
Pfizer, Inc.
0.80%, 05/28/25 (a)	150,000	139,008
2.75%, 06/03/26	200,000	187,514
3.00%, 12/15/26	250,000	234,125
3.60%, 09/15/28 (a)	150,000	140,340
Philip Morris International, Inc.
3.25%, 11/10/24	180,000	175,023
1.50%, 05/01/25 (a)	175,000	163,847
3.38%, 08/11/25 (a)	275,000	264,049
4.88%, 02/13/26	200,000	196,732
2.75%, 02/25/26 (a)	150,000	140,679
0.88%, 05/01/26 (a)	150,000	133,631
3.13%, 08/17/27 (a)	100,000	92,161
5.13%, 11/17/27 (a)	250,000	244,970
4.88%, 02/15/28 (a)	200,000	193,796
5.25%, 09/07/28 (a)	100,000	97,950
Procter & Gamble Co.
0.55%, 10/29/25	175,000	159,117
2.70%, 02/02/26	100,000	94,689
1.00%, 04/23/26	150,000	135,683
2.45%, 11/03/26	175,000	162,363
1.90%, 02/01/27	175,000	158,415
2.80%, 03/25/27	175,000	162,305
2.85%, 08/11/27	150,000	138,735
Providence St Joseph Health Obligated Group
2.75%, 10/01/26 (a)	75,000	68,450
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	50,000	48,268
3.45%, 06/01/26 (a)	100,000	94,713
Reynolds American, Inc.
4.45%, 06/12/25 (a)	325,000	315,929
Royalty Pharma PLC
1.20%, 09/02/25 (a)	175,000	159,122
1.75%, 09/02/27 (a)	150,000	128,051
Sanofi
3.63%, 06/19/28 (a)	100,000	94,173
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	450,000	420,385
SSM Health Care Corp.
3.82%, 06/01/27 (a)	100,000	94,082
Stryker Corp.
1.15%, 06/15/25 (a)	100,000	92,754
3.38%, 11/01/25 (a)	125,000	119,661
3.50%, 03/15/26 (a)	175,000	166,887
3.65%, 03/07/28 (a)	100,000	93,308
Sutter Health
1.32%, 08/15/25 (a)	125,000	114,513

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sysco Corp.
3.75%, 10/01/25 (a)	125,000	120,113
3.30%, 07/15/26 (a)	175,000	164,439
3.25%, 07/15/27 (a)	100,000	91,888
The Kroger Co.
3.50%, 02/01/26 (a)	100,000	95,197
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24 (a)	400,000	381,596
4.80%, 11/21/27 (a)	125,000	123,474
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	125,000	120,045
3.55%, 06/02/27 (a)	200,000	185,418
Unilever Capital Corp.
3.38%, 03/22/25 (a)	150,000	145,552
2.00%, 07/28/26	150,000	137,441
2.90%, 05/05/27 (a)	175,000	161,280
4.88%, 09/08/28 (a)	150,000	147,795
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	110,213
UPMC
3.60%, 04/03/25	135,000	130,264
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	325,000	304,518
Viatris, Inc.
1.65%, 06/22/25 (a)	125,000	115,475
2.30%, 06/22/27 (a)	150,000	128,879
Whirlpool Corp.
3.70%, 05/01/25	100,000	96,674
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24 (a)	150,000	142,542
3.55%, 04/01/25 (a)	175,000	168,786
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	97,910
5.40%, 11/14/25 (a)	125,000	124,505
3.00%, 09/12/27 (a)	100,000	91,800
		43,281,114
Energy 5.3%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	89,781
3.34%, 12/15/27 (a)	200,000	182,680
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	75,000	73,850
5.95%, 06/01/26 (a)	100,000	99,535
4.45%, 07/15/27 (a)	100,000	94,199
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	145,407
3.41%, 02/11/26 (a)	100,000	95,580
3.12%, 05/04/26 (a)	200,000	189,094
3.02%, 01/16/27 (a)	100,000	92,848
3.54%, 04/06/27 (a)	100,000	94,275
3.59%, 04/14/27 (a)	125,000	117,769
3.94%, 09/21/28 (a)	100,000	93,659
BP Capital Markets PLC
3.28%, 09/19/27 (a)	250,000	232,120
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (a)	50,000	48,545
2.05%, 07/15/25 (a)	150,000	139,963
3.85%, 06/01/27 (a)	200,000	186,412
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	50,000	47,384
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	200,000	198,562
5.13%, 06/30/27 (a)	200,000	194,538
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chevron Corp.
1.55%, 05/11/25 (a)	400,000	376,412
3.33%, 11/17/25 (a)	150,000	144,187
2.95%, 05/16/26 (a)	300,000	283,626
2.00%, 05/11/27 (a)	175,000	156,873
Chevron USA, Inc.
3.90%, 11/15/24 (a)	120,000	118,022
0.69%, 08/12/25 (a)	100,000	91,828
1.02%, 08/12/27 (a)	100,000	85,880
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	150,000	145,941
ConocoPhillips Co.
2.40%, 03/07/25 (a)	50,000	47,816
Continental Resources, Inc.
4.38%, 01/15/28 (a)	150,000	139,078
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	117,455
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	125,000	123,354
Devon Energy Corp.
5.85%, 12/15/25 (a)	75,000	74,603
5.25%, 10/15/27 (a)	75,000	72,987
5.88%, 06/15/28 (a)(c)	50,000	49,625
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	150,000	140,236
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	50,000	48,108
3.60%, 12/15/24 (a)	61,000	59,228
Enable Midstream Partners LP
4.95%, 05/15/28 (a)	125,000	119,600
Enbridge, Inc.
5.97%, 03/08/26 (a)	100,000	99,747
1.60%, 10/04/26 (a)	100,000	88,910
4.25%, 12/01/26 (a)	200,000	190,858
3.70%, 07/15/27 (a)	100,000	92,995
Energy Transfer LP
4.05%, 03/15/25 (a)	175,000	170,179
2.90%, 05/15/25 (a)	200,000	190,026
4.75%, 01/15/26 (a)	150,000	146,007
3.90%, 07/15/26 (a)	100,000	94,696
4.40%, 03/15/27 (a)	100,000	94,872
4.20%, 04/15/27 (a)	100,000	94,233
5.50%, 06/01/27 (a)	150,000	147,541
4.00%, 10/01/27 (a)	100,000	92,877
5.55%, 02/15/28 (a)	150,000	147,474
4.95%, 06/15/28 (a)	100,000	95,596
Enterprise Products Operating LLC
3.75%, 02/15/25 (a)	185,000	179,764
3.70%, 02/15/26 (a)	200,000	191,732
3.95%, 02/15/27 (a)	100,000	95,120
5.25%, 08/16/77 (a)(b)	250,000	220,890
5.38%, 02/15/78 (a)(b)	25,000	20,868
EOG Resources, Inc.
3.15%, 04/01/25 (a)	125,000	120,504
4.15%, 01/15/26 (a)	125,000	121,420
EQT Corp.
6.63%, 02/01/25 (a)(f)	100,000	99,755
3.90%, 10/01/27 (a)	175,000	162,038
5.70%, 04/01/28 (a)	100,000	98,076
Exxon Mobil Corp.
2.71%, 03/06/25 (a)	250,000	240,752
2.99%, 03/19/25 (a)	430,000	415,311
3.04%, 03/01/26 (a)	400,000	379,504
2.28%, 08/16/26 (a)	150,000	138,704
3.29%, 03/19/27 (a)	150,000	141,663

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Halliburton Co.
3.80%, 11/15/25 (a)	70,000	67,706
Hess Corp.
4.30%, 04/01/27 (a)	150,000	142,540
HF Sinclair Corp.
2.63%, 10/01/23	25,000	25,000
5.88%, 04/01/26 (a)	125,000	124,679
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	225,000	219,159
1.75%, 11/15/26 (a)	75,000	66,770
4.30%, 03/01/28 (a)	200,000	188,152
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	100,000	98,166
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	141,117
Marathon Petroleum Corp.
4.70%, 05/01/25 (a)	225,000	220,410
5.13%, 12/15/26 (a)	125,000	123,001
MPLX LP
4.88%, 12/01/24 (a)	125,000	123,256
4.00%, 02/15/25 (a)	70,000	68,067
4.88%, 06/01/25 (a)	200,000	196,192
1.75%, 03/01/26 (a)	250,000	226,725
4.13%, 03/01/27 (a)	200,000	189,210
4.25%, 12/01/27 (a)	100,000	93,841
4.00%, 03/15/28 (a)	200,000	184,854
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	73,647
5.50%, 01/15/26 (a)	200,000	196,854
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	125,000	118,093
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	100,000	99,612
5.50%, 12/01/25 (a)	75,000	74,054
5.55%, 03/15/26 (a)	150,000	148,237
8.50%, 07/15/27 (a)	100,000	107,172
ONEOK Partners LP
4.90%, 03/15/25 (a)	75,000	73,706
ONEOK, Inc.
2.20%, 09/15/25 (a)	75,000	69,799
5.85%, 01/15/26 (a)	70,000	70,065
4.00%, 07/13/27 (a)	100,000	93,627
4.55%, 07/15/28 (a)	200,000	188,366
Ovintiv, Inc.
5.38%, 01/01/26 (a)	125,000	123,398
5.65%, 05/15/28 (a)	100,000	97,857
Phillips 66
3.85%, 04/09/25 (a)	100,000	97,218
1.30%, 02/15/26 (a)	50,000	45,215
3.90%, 03/15/28 (a)	100,000	93,546
Phillips 66 Co.
3.61%, 02/15/25 (a)	70,000	67,878
3.55%, 10/01/26 (a)	25,000	23,563
4.95%, 12/01/27 (a)	100,000	97,911
3.75%, 03/01/28 (a)	225,000	208,899
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	150,000	135,546
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (a)	105,000	102,160
4.65%, 10/15/25 (a)	175,000	169,965
4.50%, 12/15/26 (a)	100,000	95,590
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (a)	250,000	248,410
5.88%, 06/30/26 (a)	250,000	249,590
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 03/15/27 (a)	250,000	242,582
4.20%, 03/15/28 (a)	200,000	186,642
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	75,000	69,187
Schlumberger Investment S.A.
4.50%, 05/15/28 (a)	100,000	96,911
Shell International Finance BV
2.00%, 11/07/24 (a)	125,000	120,373
3.25%, 05/11/25	450,000	434,713
2.88%, 05/10/26	275,000	259,435
2.50%, 09/12/26	175,000	162,188
Spectra Energy Partners LP
3.50%, 03/15/25 (a)	125,000	120,660
3.38%, 10/15/26 (a)	100,000	93,067
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (a)	50,000	49,843
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	122,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	125,000	124,798
5.00%, 01/15/28 (a)	100,000	95,096
TC PipeLines LP
4.38%, 03/13/25 (a)	75,000	73,111
3.90%, 05/25/27 (a)	75,000	69,986
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	75,000	77,419
TotalEnergies Capital International S.A.
2.43%, 01/10/25 (a)	100,000	96,148
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (a)	225,000	213,824
4.88%, 01/15/26 (a)	200,000	195,918
4.25%, 05/15/28 (a)	200,000	187,500
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	200,000	208,024
4.00%, 03/15/28 (a)	100,000	93,119
Valero Energy Corp.
2.15%, 09/15/27 (a)	100,000	88,140
4.35%, 06/01/28 (a)	100,000	94,562
Valero Energy Partners LP
4.50%, 03/15/28 (a)	100,000	95,041
Western Midstream Operating LP
3.10%, 02/01/25 (a)(d)	100,000	95,836
4.65%, 07/01/26 (a)	100,000	96,080
4.50%, 03/01/28 (a)	50,000	46,527
4.75%, 08/15/28 (a)	75,000	70,170
Williams Cos., Inc.
3.90%, 01/15/25 (a)	125,000	121,656
4.00%, 09/15/25 (a)	150,000	144,535
3.75%, 06/15/27 (a)	200,000	186,098
5.30%, 08/15/28 (a)	125,000	122,228
		19,405,906
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	200,000	189,624
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	75,000	65,597
Yale University
0.87%, 04/15/25 (a)	100,000	93,451
		348,672

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Technology 9.3%
Adobe, Inc.
1.90%, 02/01/25 (a)	95,000	90,694
3.25%, 02/01/25 (a)	200,000	194,398
2.15%, 02/01/27 (a)	50,000	45,420
Alphabet, Inc.
2.00%, 08/15/26 (a)	325,000	299,081
0.80%, 08/15/27 (a)	175,000	150,092
Analog Devices, Inc.
2.95%, 04/01/25 (a)	75,000	72,209
3.50%, 12/05/26 (a)	175,000	166,012
Apple Inc.
2.75%, 01/13/25 (a)	210,000	203,114
2.50%, 02/09/25	100,000	96,256
1.13%, 05/11/25 (a)	400,000	374,188
3.20%, 05/13/25	300,000	290,112
0.55%, 08/20/25 (a)	250,000	229,267
0.70%, 02/08/26 (a)	300,000	270,318
3.25%, 02/23/26 (a)	525,000	501,837
4.42%, 05/08/26 (a)	100,000	98,361
2.45%, 08/04/26 (a)	400,000	371,788
2.05%, 09/11/26 (a)	300,000	275,838
3.35%, 02/09/27 (a)	350,000	331,005
3.20%, 05/11/27 (a)	375,000	352,166
3.00%, 06/20/27 (a)	125,000	116,434
2.90%, 09/12/27 (a)	350,000	323,302
3.00%, 11/13/27 (a)	200,000	184,800
1.20%, 02/08/28 (a)	300,000	255,990
4.00%, 05/10/28 (a)	225,000	216,108
1.40%, 08/05/28 (a)	350,000	296,646
Applied Materials, Inc.
3.90%, 10/01/25 (a)	125,000	121,433
3.30%, 04/01/27 (a)	200,000	187,566
Arrow Electronics, Inc.
4.00%, 04/01/25 (a)	75,000	72,611
3.88%, 01/12/28 (a)	75,000	68,517
Autodesk, Inc.
4.38%, 06/15/25 (a)	50,000	48,929
3.50%, 06/15/27 (a)	100,000	93,393
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	150,000	144,649
1.70%, 05/15/28 (a)	150,000	129,560
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	96,203
6.25%, 03/15/28 (a)	75,000	74,802
Baidu, Inc.
3.08%, 04/07/25 (a)	150,000	145,317
1.72%, 04/09/26 (a)	200,000	180,980
1.63%, 02/23/27 (a)	200,000	175,072
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (a)	90,000	86,846
3.88%, 01/15/27 (a)	450,000	423,018
3.50%, 01/15/28 (a)	150,000	136,367
Broadcom, Inc.
3.63%, 10/15/24 (a)	100,000	97,548
3.15%, 11/15/25 (a)	155,000	146,416
3.46%, 09/15/26 (a)	150,000	140,805
4.11%, 09/15/28 (a)	150,000	138,366
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	93,959
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	50,000	49,328
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (a)	50,000	49,519
4.13%, 05/01/25 (a)	100,000	96,584
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.67%, 12/01/26 (a)	150,000	135,402
4.25%, 04/01/28 (a)	150,000	136,965
CGI, Inc.
1.45%, 09/14/26 (a)	125,000	110,340
Cisco Systems, Inc.
3.50%, 06/15/25	100,000	96,916
2.95%, 02/28/26	125,000	118,734
2.50%, 09/20/26 (a)	100,000	92,926
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	99,483
6.60%, 08/02/28 (a)	100,000	96,511
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	150,000	149,812
6.02%, 06/15/26 (a)	500,000	501,790
4.90%, 10/01/26 (a)	275,000	268,469
6.10%, 07/15/27 (a)	75,000	75,956
5.25%, 02/01/28 (a)	150,000	147,694
Dell, Inc.
7.10%, 04/15/28	50,000	53,076
DXC Technology Co.
1.80%, 09/15/26 (a)	125,000	109,833
Equifax, Inc.
2.60%, 12/01/24 (a)	125,000	120,150
2.60%, 12/15/25 (a)	100,000	93,125
5.10%, 12/15/27 (a)	125,000	121,220
5.10%, 06/01/28 (a)	100,000	96,482
Equinix, Inc.
2.63%, 11/18/24 (a)	170,000	163,613
1.25%, 07/15/25 (a)	100,000	92,035
1.00%, 09/15/25 (a)	125,000	113,665
1.45%, 05/15/26 (a)	125,000	111,719
2.90%, 11/18/26 (a)	100,000	91,730
1.55%, 03/15/28 (a)	100,000	83,283
2.00%, 05/15/28 (a)	50,000	42,128
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	100,000	91,181
Fidelity National Information Services, Inc.
4.50%, 07/15/25	100,000	97,597
1.15%, 03/01/26 (a)	200,000	179,222
4.70%, 07/15/27 (a)	100,000	96,876
1.65%, 03/01/28 (a)	100,000	84,607
Fiserv, Inc.
3.85%, 06/01/25 (a)	150,000	145,033
3.20%, 07/01/26 (a)	300,000	280,548
2.25%, 06/01/27 (a)	150,000	133,148
5.45%, 03/02/28 (a)	100,000	99,122
Flex Ltd.
4.75%, 06/15/25 (a)	100,000	97,594
3.75%, 02/01/26 (a)	100,000	94,986
6.00%, 01/15/28 (a)	75,000	74,624
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	89,175
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	50,000	48,096
1.75%, 04/10/26 (a)	100,000	90,117
Global Payments, Inc.
1.50%, 11/15/24 (a)	100,000	94,999
2.65%, 02/15/25 (a)	150,000	142,955
1.20%, 03/01/26 (a)	175,000	156,138
4.80%, 04/01/26 (a)	125,000	121,216
2.15%, 01/15/27 (a)	100,000	88,192
4.95%, 08/15/27 (a)	75,000	72,106
4.45%, 06/01/28 (a)	75,000	69,508

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
5.90%, 10/01/24	100,000	99,917
4.90%, 10/15/25 (a)	400,000	392,740
1.75%, 04/01/26 (a)	100,000	90,846
5.25%, 07/01/28 (a)	150,000	146,394
HP, Inc.
2.20%, 06/17/25 (a)	150,000	141,078
1.45%, 06/17/26 (a)	150,000	134,298
3.00%, 06/17/27 (a)	150,000	136,365
4.75%, 01/15/28 (a)	125,000	119,851
Intel Corp.
3.40%, 03/25/25 (a)	150,000	145,326
3.70%, 07/29/25 (a)	375,000	363,037
4.88%, 02/10/26	250,000	247,015
2.60%, 05/19/26 (a)	200,000	187,248
3.75%, 03/25/27 (a)	150,000	142,377
3.15%, 05/11/27 (a)	150,000	139,008
3.75%, 08/05/27 (a)	200,000	188,782
4.88%, 02/10/28 (a)	250,000	245,315
International Business Machines Corp.
7.00%, 10/30/25	150,000	154,221
3.45%, 02/19/26	275,000	262,199
3.30%, 05/15/26	500,000	473,815
2.20%, 02/09/27 (a)	100,000	90,041
1.70%, 05/15/27 (a)	200,000	175,232
4.15%, 07/27/27 (a)	100,000	95,480
6.22%, 08/01/27	75,000	77,280
6.50%, 01/15/28	150,000	156,810
4.50%, 02/06/28 (a)	200,000	193,264
Intuit, Inc.
0.95%, 07/15/25 (a)	100,000	92,172
1.35%, 07/15/27 (a)	75,000	64,884
5.13%, 09/15/28 (a)	150,000	148,390
Jabil, Inc.
1.70%, 04/15/26 (a)	75,000	67,451
4.25%, 05/15/27 (a)	75,000	70,913
3.95%, 01/12/28 (a)	100,000	92,396
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	67,682
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	75,000	73,719
4.60%, 04/06/27 (a)	125,000	120,361
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	87,250
Lam Research Corp.
3.80%, 03/15/25 (a)	65,000	63,312
3.75%, 03/15/26 (a)	150,000	144,357
Leidos, Inc.
3.63%, 05/15/25 (a)	60,000	57,659
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	100,000	90,451
2.45%, 04/15/28 (a)	100,000	86,439
4.88%, 06/22/28 (a)	100,000	95,604
Mastercard, Inc.
2.00%, 03/03/25 (a)	125,000	119,171
2.95%, 11/21/26 (a)	125,000	117,104
3.30%, 03/26/27 (a)	125,000	117,458
3.50%, 02/26/28 (a)	100,000	93,711
4.88%, 03/09/28 (a)	125,000	124,008
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	325,000	314,814
Micron Technology, Inc.
4.98%, 02/06/26 (a)	75,000	73,337
4.19%, 02/15/27 (a)	175,000	164,577
5.38%, 04/15/28 (a)	75,000	72,393
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Microsoft Corp.
2.70%, 02/12/25 (a)	265,000	255,857
3.13%, 11/03/25 (a)	500,000	479,030
2.40%, 08/08/26 (a)	600,000	557,562
3.30%, 02/06/27 (a)	550,000	522,032
Moody's Corp.
3.75%, 03/24/25 (a)	100,000	97,068
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	95,664
NetApp, Inc.
1.88%, 06/22/25 (a)	125,000	116,894
2.38%, 06/22/27 (a)	50,000	44,668
Nokia Oyj
4.38%, 06/12/27	150,000	139,032
NVIDIA Corp.
3.20%, 09/16/26 (a)	175,000	165,700
1.55%, 06/15/28 (a)	175,000	149,455
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	25,000	24,699
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)	100,000	94,979
3.88%, 06/18/26 (a)	75,000	71,414
3.15%, 05/01/27 (a)	100,000	91,302
4.40%, 06/01/27 (a)	100,000	94,912
Oracle Corp.
2.95%, 11/15/24 (a)	300,000	290,739
2.50%, 04/01/25 (a)	535,000	509,502
2.95%, 05/15/25 (a)	350,000	334,743
5.80%, 11/10/25	150,000	150,580
1.65%, 03/25/26 (a)	425,000	385,122
2.65%, 07/15/26 (a)	450,000	415,048
2.80%, 04/01/27 (a)	350,000	317,866
3.25%, 11/15/27 (a)	425,000	387,149
2.30%, 03/25/28 (a)	300,000	259,890
4.50%, 05/06/28 (a)	100,000	95,368
PayPal Holdings, Inc.
2.40%, 10/01/24 (a)	100,000	96,810
1.65%, 06/01/25 (a)	175,000	163,837
2.65%, 10/01/26 (a)	175,000	161,401
3.90%, 06/01/27 (a)	100,000	95,503
Qorvo, Inc.
1.75%, 12/15/24 (a)(c)	100,000	94,284
QUALCOMM, Inc.
3.45%, 05/20/25 (a)	225,000	217,750
3.25%, 05/20/27 (a)	325,000	303,183
1.30%, 05/20/28 (a)	125,000	105,135
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	125,000	114,261
3.85%, 12/15/25 (a)	25,000	24,046
3.80%, 12/15/26 (a)	100,000	94,698
1.40%, 09/15/27 (a)	150,000	128,426
4.20%, 09/15/28 (a)	100,000	94,082
S&P Global, Inc.
2.95%, 01/22/27 (a)	75,000	69,446
2.45%, 03/01/27 (a)	200,000	182,246
4.75%, 08/01/28 (a)	100,000	97,589
Salesforce, Inc.
3.70%, 04/11/28 (a)	250,000	235,767
1.50%, 07/15/28 (a)	125,000	106,310
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	100,000	88,991
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	87,904
2.38%, 08/09/28 (a)	100,000	82,350

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Instruments, Inc.
4.70%, 11/18/24	50,000	49,609
1.38%, 03/12/25 (a)	125,000	118,014
1.13%, 09/15/26 (a)	50,000	44,670
2.90%, 11/03/27 (a)	100,000	91,736
4.60%, 02/15/28 (a)	75,000	73,531
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	100,000	94,516
Trimble, Inc.
4.75%, 12/01/24 (a)	70,000	68,877
4.90%, 06/15/28 (a)	100,000	95,602
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	179,362
3.88%, 04/22/27 (a)	150,000	142,790
Tyco Electronics Group S.A.
3.70%, 02/15/26 (a)	100,000	95,932
3.13%, 08/15/27 (a)	75,000	69,268
VeriSign, Inc.
5.25%, 04/01/25 (a)	50,000	49,552
4.75%, 07/15/27 (a)	100,000	96,103
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	145,492
Visa, Inc.
3.15%, 12/14/25 (a)	600,000	573,006
1.90%, 04/15/27 (a)	250,000	224,320
2.75%, 09/15/27 (a)	150,000	137,367
VMware, Inc.
4.50%, 05/15/25 (a)	100,000	97,683
1.40%, 08/15/26 (a)	275,000	242,770
3.90%, 08/21/27 (a)	200,000	186,376
1.80%, 08/15/28 (a)	100,000	82,996
Western Digital Corp.
4.75%, 02/15/26 (a)	375,000	357,750
Western Union Co.
2.85%, 01/10/25 (a)	100,000	95,718
1.35%, 03/15/26 (a)	100,000	89,175
Workday, Inc.
3.50%, 04/01/27 (a)	175,000	163,292
		34,246,674
Transportation 1.5%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	90,074	79,783
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	66,689	61,216
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	72,944
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (a)	100,000	96,731
3.65%, 09/01/25 (a)	50,000	48,436
7.00%, 12/15/25	50,000	51,733
3.25%, 06/15/27 (a)	75,000	70,361
Canadian National Railway Co.
2.95%, 11/21/24 (a)	75,000	72,687
2.75%, 03/01/26 (a)	75,000	70,485
Canadian Pacific Railway Co.
1.35%, 12/02/24 (a)	175,000	165,973
2.90%, 02/01/25 (a)	140,000	134,765
1.75%, 12/02/26 (a)	175,000	156,145
4.00%, 06/01/28 (a)	100,000	93,983
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	93,845
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 04/29/26	118,595	115,425
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSX Corp.
3.35%, 11/01/25 (a)	125,000	119,641
2.60%, 11/01/26 (a)	100,000	91,804
3.25%, 06/01/27 (a)	150,000	139,307
3.80%, 03/01/28 (a)	100,000	93,962
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	123,093	107,946
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	118,600
3.40%, 02/15/28 (a)	100,000	91,996
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	100,000	88,102
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	125,000	120,135
Kirby Corp.
4.20%, 03/01/28 (a)	75,000	69,821
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	150,000	140,561
7.80%, 05/15/27	150,000	162,354
3.80%, 08/01/28 (a)	75,000	69,904
Ryder System, Inc.
4.63%, 06/01/25 (a)	100,000	97,798
3.35%, 09/01/25 (a)	140,000	133,715
1.75%, 09/01/26 (a)	25,000	22,435
2.90%, 12/01/26 (a)	100,000	91,461
2.85%, 03/01/27 (a)	100,000	91,017
4.30%, 06/15/27 (a)	50,000	47,598
5.25%, 06/01/28 (a)	100,000	97,438
Southwest Airlines Co.
5.25%, 05/04/25 (a)	225,000	222,401
3.00%, 11/15/26 (a)	50,000	46,274
5.13%, 06/15/27 (a)	300,000	292,557
Union Pacific Corp.
3.25%, 01/15/25 (a)	65,000	63,073
3.75%, 07/15/25 (a)	75,000	72,642
3.25%, 08/15/25 (a)	75,000	72,083
4.75%, 02/21/26 (a)	75,000	74,090
2.75%, 03/01/26 (a)	100,000	93,959
2.15%, 02/05/27 (a)	100,000	90,274
3.00%, 04/15/27 (a)	75,000	69,485
3.95%, 09/10/28 (a)	150,000	141,576
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	110,651	106,190
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	375,558	372,276
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	96,975	93,538
United Parcel Service, Inc.
3.90%, 04/01/25 (a)	200,000	195,178
2.40%, 11/15/26 (a)	100,000	92,337
3.05%, 11/15/27 (a)	150,000	138,140
		5,616,180
		176,885,280

Utility 5.7%
Electric 5.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	69,562
AES Corp.
1.38%, 01/15/26 (a)	150,000	133,674
5.45%, 06/01/28 (a)	100,000	96,606
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	94,434

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	166,973
1.95%, 03/15/27 (a)	100,000	89,214
1.75%, 03/15/28 (a)	50,000	42,478
Ameren Illinois Co.
3.25%, 03/01/25 (a)	50,000	48,381
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	100,000	90,607
5.75%, 11/01/27 (a)	175,000	176,160
3.88%, 02/15/62 (a)(b)	125,000	102,380
Appalachian Power Co.
3.40%, 06/01/25 (a)	75,000	71,929
Arizona Public Service Co.
3.15%, 05/15/25 (a)	75,000	71,906
Avangrid, Inc.
3.15%, 12/01/24 (a)	160,000	154,278
3.20%, 04/15/25 (a)	75,000	71,735
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (a)	30,000	29,105
4.05%, 04/15/25 (a)	200,000	194,894
3.25%, 04/15/28 (a)	75,000	67,917
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	47,743
3.15%, 01/15/27 (a)	150,000	137,553
5.95%, 03/15/28 (a)	25,000	25,032
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	68,858
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	100,000	89,594
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	70,064
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	93,559
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	75,000	69,831
2.95%, 08/15/27 (a)	50,000	45,801
3.70%, 08/15/28 (a)	100,000	92,782
Connecticut Light and Power Co.
0.75%, 12/01/25 (a)	75,000	67,904
3.20%, 03/15/27 (a)	175,000	163,026
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28 (a)	100,000	93,529
Constellation Energy Generation LLC
3.25%, 06/01/25 (a)	150,000	143,095
5.60%, 03/01/28 (a)	150,000	149,121
Dominion Energy, Inc.
3.30%, 03/15/25 (a)	50,000	48,190
3.90%, 10/01/25 (a)	125,000	120,446
1.45%, 04/15/26 (a)	100,000	90,021
2.85%, 08/15/26 (a)	75,000	69,377
3.60%, 03/15/27 (a)	50,000	46,638
4.25%, 06/01/28 (a)	100,000	94,391
5.75%, 10/01/54 (a)(b)	100,000	97,614
DTE Electric Co.
3.38%, 03/01/25 (a)	50,000	48,470
1.90%, 04/01/28 (a)	100,000	86,501
DTE Energy Co.
2.53%, 10/01/24 (d)	100,000	96,491
4.22%, 11/01/24 (d)	175,000	171,881
1.05%, 06/01/25 (a)	150,000	138,484
2.85%, 10/01/26 (a)	100,000	91,834
4.88%, 06/01/28 (a)	100,000	96,628
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	116,965
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Corp.
0.90%, 09/15/25 (a)	100,000	91,070
2.65%, 09/01/26 (a)	250,000	230,220
3.15%, 08/15/27 (a)	100,000	91,113
5.00%, 12/08/27 (a)	150,000	146,476
4.30%, 03/15/28 (a)	150,000	142,167
3.25%, 01/15/82 (a)(b)	100,000	74,274
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	50,000	46,866
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	96,059
Edison International
3.55%, 11/15/24 (a)	75,000	72,844
4.95%, 04/15/25 (a)	90,000	88,217
4.70%, 08/15/25	75,000	73,058
5.75%, 06/15/27 (a)	100,000	99,030
4.13%, 03/15/28 (a)	100,000	91,991
Emera US Finance LP
3.55%, 06/15/26 (a)	125,000	117,402
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	93,123
Enel Chile S.A.
4.88%, 06/12/28 (a)	250,000	237,982
Entergy Corp.
0.90%, 09/15/25 (a)	125,000	113,576
2.95%, 09/01/26 (a)	150,000	138,729
1.90%, 06/15/28 (a)	100,000	84,631
Entergy Louisiana LLC
0.95%, 10/01/24 (a)	175,000	166,707
5.59%, 10/01/24	50,000	50,050
2.40%, 10/01/26 (a)	100,000	91,297
3.25%, 04/01/28 (a)	275,000	249,359
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	72,428
Eversource Energy
2.90%, 10/01/24 (a)	75,000	72,688
3.15%, 01/15/25 (a)	75,000	72,567
0.80%, 08/15/25 (a)	50,000	45,579
1.40%, 08/15/26 (a)	75,000	66,548
2.90%, 03/01/27 (a)	100,000	91,313
4.60%, 07/01/27 (a)	100,000	96,263
3.30%, 01/15/28 (a)	100,000	91,215
5.45%, 03/01/28 (a)	150,000	148,588
Exelon Corp.
3.95%, 06/15/25 (a)	125,000	120,890
3.40%, 04/15/26 (a)	150,000	142,132
2.75%, 03/15/27 (a)	125,000	113,524
5.15%, 03/15/28 (a)	150,000	147,250
Florida Power & Light Co.
2.85%, 04/01/25 (a)	200,000	192,068
3.13%, 12/01/25 (a)	100,000	95,314
5.05%, 04/01/28 (a)	200,000	197,568
4.40%, 05/15/28 (a)	100,000	96,519
Fortis, Inc.
3.06%, 10/04/26 (a)	190,000	174,295
Georgia Power Co.
3.25%, 03/30/27 (a)	125,000	115,436
4.65%, 05/16/28 (a)	100,000	96,411
Gulf Power Co.
3.30%, 05/30/27 (a)	100,000	92,789
Iberdrola International BV
5.81%, 03/15/25	50,000	49,982
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	93,999

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	100,000	96,888
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	70,435
3.35%, 11/15/27 (a)	100,000	91,460
Louisville Gas and Electric Co.
3.30%, 10/01/25 (a)	50,000	47,972
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	125,000	122,260
3.10%, 05/01/27 (a)	75,000	69,379
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	46,878
National Grid PLC
5.60%, 06/12/28 (a)	150,000	148,480
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (a)	50,000	48,221
1.88%, 02/07/25	75,000	71,221
5.45%, 10/30/25	100,000	99,867
3.25%, 11/01/25 (a)	175,000	167,001
4.45%, 03/13/26 (a)	100,000	97,733
1.00%, 06/15/26 (a)	100,000	88,985
3.05%, 04/25/27 (a)	50,000	46,105
4.80%, 03/15/28 (a)	150,000	146,386
5.25%, 04/20/46 (a)(b)	75,000	71,298
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25	200,000	200,342
4.45%, 06/20/25	100,000	97,632
5.75%, 09/01/25	200,000	199,450
1.88%, 01/15/27 (a)	300,000	266,013
3.55%, 05/01/27 (a)	250,000	233,067
4.63%, 07/15/27 (a)	250,000	240,967
4.90%, 02/28/28 (a)	200,000	193,712
1.90%, 06/15/28 (a)	200,000	169,372
4.80%, 12/01/77 (a)(b)	50,000	43,769
3.80%, 03/15/82 (a)(b)	125,000	105,824
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (a)	75,000	72,028
0.55%, 10/01/25 (a)	75,000	68,136
4.30%, 05/15/28 (a)(c)	100,000	95,510
Pacific Gas and Electric Co.
4.95%, 06/08/25	100,000	97,676
3.50%, 06/15/25 (a)	100,000	95,045
3.45%, 07/01/25	150,000	142,398
3.15%, 01/01/26	375,000	348,806
2.95%, 03/01/26 (a)	100,000	92,081
3.30%, 03/15/27 (a)	100,000	90,312
5.45%, 06/15/27 (a)	250,000	240,730
2.10%, 08/01/27 (a)	100,000	85,473
3.30%, 12/01/27 (a)	125,000	110,480
3.00%, 06/15/28 (a)	100,000	85,814
3.75%, 07/01/28	50,000	44,432
PECO Energy Co.
3.15%, 10/15/25 (a)	50,000	47,817
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	100,000	92,509
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	100,000	93,831
Public Service Electric and Gas Co.
2.25%, 09/15/26 (a)	50,000	45,955
3.70%, 05/01/28 (a)	100,000	93,516
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	100,000	91,380
0.95%, 03/15/26 (a)	100,000	90,180
5.85%, 11/15/27 (a)	100,000	100,628
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Puget Energy, Inc.
3.65%, 05/15/25 (a)	50,000	47,963
2.38%, 06/15/28 (a)	125,000	106,935
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	125,000	115,837
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	100,000	93,054
Southern California Edison Co.
3.70%, 08/01/25 (a)	150,000	144,285
1.20%, 02/01/26 (a)	100,000	90,128
4.70%, 06/01/27 (a)	100,000	97,019
5.85%, 11/01/27 (a)	150,000	150,885
5.30%, 03/01/28 (a)	150,000	148,311
Southern Power Co.
4.15%, 12/01/25 (a)	75,000	72,562
0.90%, 01/15/26 (a)	75,000	67,215
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	68,023
2.75%, 10/01/26 (a)	125,000	114,694
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	97,869
The Southern Co.
5.15%, 10/06/25	100,000	98,977
3.25%, 07/01/26 (a)	275,000	257,920
5.11%, 08/01/27 (d)	150,000	147,147
4.85%, 06/15/28 (a)	100,000	96,689
4.00%, 01/15/51 (a)(b)	200,000	185,664
3.75%, 09/15/51 (a)(b)	175,000	153,037
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	50,000	48,143
Virginia Electric and Power Co.
3.15%, 01/15/26 (a)	150,000	142,069
2.95%, 11/15/26 (a)	50,000	46,356
3.50%, 03/15/27 (a)	150,000	140,383
3.75%, 05/15/27 (a)	100,000	94,416
3.80%, 04/01/28 (a)	75,000	69,980
WEC Energy Group, Inc.
5.00%, 09/27/25 (a)	100,000	98,502
4.75%, 01/09/26 (a)	100,000	97,976
5.15%, 10/01/27 (a)	100,000	98,369
1.38%, 10/15/27 (a)	100,000	85,036
4.75%, 01/15/28 (a)	100,000	96,669
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	95,664
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	100,000	95,844
3.35%, 12/01/26 (a)	75,000	69,986
1.75%, 03/15/27 (a)	100,000	88,001
4.00%, 06/15/28 (a)	100,000	93,680
		19,136,005
Natural Gas 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	100,000	92,616
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	175,000	172,709
NiSource, Inc.
0.95%, 08/15/25 (a)	200,000	182,660
3.49%, 05/15/27 (a)	150,000	138,996
5.25%, 03/30/28 (a)	170,000	166,680
Sempra Energy
3.30%, 04/01/25 (a)	100,000	96,149
3.25%, 06/15/27 (a)	200,000	182,808
3.40%, 02/01/28 (a)	150,000	136,534
4.13%, 04/01/52 (a)(b)	175,000	142,200

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Gas Co.
3.20%, 06/15/25 (a)	50,000	48,054
2.60%, 06/15/26 (a)	100,000	92,784
2.95%, 04/15/27 (a)	100,000	91,798
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	75,000	70,562
Southwest Gas Corp.
5.45%, 03/23/28 (a)	200,000	197,014
		1,811,564
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	60,000	58,028
2.95%, 09/01/27 (a)	100,000	91,472
		149,500
		21,097,069
Total Corporates (Cost $385,703,529)		364,148,672

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (g)	1,419,415	1,419,415
Total Short-Term Investments (Cost $1,419,415)		1,419,415
Total Investments in Securities (Cost $387,122,944)		365,568,087

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Notes (CBOT), expires 12/29/23	7	737,516	155

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,826,326 or 0.5% of net assets.

(d)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	The rate shown is the annualized 7-day yield.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/23	FACE AMOUNT AT 9/30/23	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
The Charles Schwab Corp.
3.55%, 02/01/24	$69,077	$—	($69,175 )	($2,799 )	$3,095	($198 )	$—	$—	$221
0.75%, 03/18/24	213,987	—	(214,355)	(11,136)	11,635	(131)	—	—	413
3.75%, 04/01/24	29,568	—	(29,480)	(2,317)	2,602	(373)	—	—	378
3.00%, 03/10/25	24,063	—	—	—	(501)	395	23,957	25,000	563
4.20%, 03/24/25	74,208	—	—	—	827	(1,912)	73,123	75,000	2,362
3.63%, 04/01/25	48,759	4,852	—	—	588	(1,066)	53,133	55,000	1,395
3.85%, 05/21/25	92,813	—	—	—	1,104	(2,108)	91,809	95,000	2,743
3.45%, 02/13/26	29,083	—	—	—	(181)	(494)	28,408	30,000	776
0.90%, 03/11/26	155,168	—	—	—	(109)	126	155,185	175,000	1,181
1.15%, 05/13/26	133,481	—	(22,150)	(2,906)	2,212	(75)	110,562	125,000	1,175
3.20%, 03/02/27	47,098	23,099	—	—	(1,733)	143	68,607	75,000	1,511
2.45%, 03/03/27	183,036	32,038	(22,682)	(1,753)	(4,612)	1,106	187,133	210,000	3,873
3.30%, 04/01/27	47,434	—	—	—	(1,640)	63	45,857	50,000	1,237
3.20%, 01/25/28	—	45,657	—	—	(1,040)	278	44,895	50,000	529

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/23	FACE AMOUNT AT 9/30/23	INTEREST INCOME EARNED
2.00%, 03/20/28	$—	$139,070	$—	$—	($5,338 )	$1,454	$135,186	$160,000	$1,214
5.64%, 05/19/29	—	174,749	—	—	(3,299)	10	171,460	175,000	2,974
Total	$1,147,775	$419,465	($357,842 )	($20,911 )	$3,610	($2,782 )	$1,189,315		$22,545

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$364,148,672	$—	$364,148,672
Short-Term Investments[1]	1,419,415	—	—	1,419,415
Futures Contracts[2]	155	—	—	155
Total	$1,419,570	$364,148,672	$—	$365,568,242

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate at security issuance. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.4% OF NET ASSETS

Financial Institutions 35.2%
Banking 22.7%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	2,300,000	1,818,472
8.00%, 11/01/31	7,492,000	7,561,070
American Express Co.
4.05%, 05/03/29 (a)	3,175,000	2,955,893
4.99%, 05/26/33 (a)(b)	2,250,000	2,056,095
4.42%, 08/03/33 (a)(b)	3,655,000	3,260,881
5.04%, 05/01/34 (a)(b)	3,540,000	3,269,438
5.63%, 07/28/34 (a)(b)	1,550,000	1,466,765
Banco Santander S.A.
3.31%, 06/27/29	3,000,000	2,605,890
3.49%, 05/28/30	2,800,000	2,357,348
2.75%, 12/03/30	4,800,000	3,588,864
2.96%, 03/25/31	2,200,000	1,753,994
3.23%, 11/22/32 (a)(b)	3,200,000	2,428,032
6.92%, 08/08/33	5,600,000	5,360,768
Bank of America Corp.
3.97%, 02/07/30 (a)(b)	9,200,000	8,271,076
3.19%, 07/23/30 (a)(b)	7,250,000	6,199,837
2.88%, 10/22/30 (a)(b)	5,850,000	4,877,203
2.50%, 02/13/31 (a)(b)	10,200,000	8,186,724
2.59%, 04/29/31 (a)(b)	9,115,000	7,330,192
1.90%, 07/23/31 (a)(b)	8,100,000	6,155,352
1.92%, 10/24/31 (a)(b)	7,275,000	5,494,007
2.65%, 03/11/32 (a)(b)	5,600,000	4,407,984
2.69%, 04/22/32 (a)(b)	13,700,000	10,763,405
2.30%, 07/21/32 (a)(b)	10,920,000	8,287,188
2.57%, 10/20/32 (a)(b)	9,980,000	7,673,123
2.97%, 02/04/33 (a)(b)	11,300,000	8,917,169
4.57%, 04/27/33 (a)(b)	11,850,000	10,528,606
5.02%, 07/22/33 (a)(b)	15,105,000	13,922,430
5.29%, 04/25/34 (a)(b)	15,060,000	14,017,396
5.87%, 09/15/34 (a)(b)	11,000,000	10,699,370
2.48%, 09/21/36 (a)(b)	6,175,000	4,515,160
3.85%, 03/08/37 (a)(b)	7,348,000	5,980,831
Bank of Montreal
3.09%, 01/10/37 (a)(b)	3,750,000	2,800,425
Bank of New York Mellon Corp.
3.00%, 10/30/28 (a)	1,450,000	1,279,089
1.90%, 01/25/29 (a)	1,125,000	936,776
3.85%, 04/26/29 (a)	875,000	813,015
3.30%, 08/23/29 (a)	2,300,000	2,006,520
4.60%, 07/26/30 (a)(b)	1,500,000	1,413,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 01/28/31 (a)	1,500,000	1,154,610
1.80%, 07/28/31 (a)	1,510,000	1,147,827
2.50%, 01/26/32 (a)	1,375,000	1,080,846
4.29%, 06/13/33 (a)(b)	2,450,000	2,171,754
5.83%, 10/25/33 (a)(b)	4,360,000	4,291,592
4.71%, 02/01/34 (a)(b)	2,200,000	1,987,260
4.97%, 04/26/34 (a)(b)	2,930,000	2,702,925
Bank of Nova Scotia
4.85%, 02/01/30	3,755,000	3,535,220
2.15%, 08/01/31	2,055,000	1,575,322
2.45%, 02/02/32	2,475,000	1,921,293
4.59%, 05/04/37 (a)(b)	3,750,000	3,128,287
BankUnited, Inc.
5.13%, 06/11/30 (a)	940,000	787,203
Barclays PLC
5.09%, 06/20/30 (a)(b)	4,700,000	4,209,038
2.65%, 06/24/31 (a)(b)	3,100,000	2,398,470
2.67%, 03/10/32 (a)(b)	3,275,000	2,486,151
2.89%, 11/24/32 (a)(b)	4,327,000	3,254,640
5.75%, 08/09/33 (a)(b)	3,075,000	2,844,959
7.44%, 11/02/33 (a)(b)	6,045,000	6,224,234
6.22%, 05/09/34 (a)(b)	6,050,000	5,739,574
7.12%, 06/27/34 (a)(b)	3,730,000	3,600,681
6.69%, 09/13/34 (a)(b)	3,500,000	3,420,375
3.56%, 09/23/35 (a)(b)	3,094,000	2,391,662
Canadian Imperial Bank of Commerce
5.99%, 10/03/28 (a)	2,000,000	1,995,100
3.60%, 04/07/32 (a)	2,980,000	2,532,553
Capital One Financial Corp.
3.27%, 03/01/30 (a)(b)	3,750,000	3,139,087
5.25%, 07/26/30 (a)(b)	2,822,000	2,612,156
2.36%, 07/29/32 (a)(b)	3,050,000	2,086,109
2.62%, 11/02/32 (a)(b)	1,600,000	1,179,200
5.27%, 05/10/33 (a)(b)	3,425,000	3,034,721
5.82%, 02/01/34 (a)(b)	3,969,000	3,590,596
6.38%, 06/08/34 (a)(b)	4,600,000	4,339,042
Citigroup, Inc.
3.98%, 03/20/30 (a)(b)	7,655,000	6,879,702
2.98%, 11/05/30 (a)(b)	6,750,000	5,645,970
2.67%, 01/29/31 (a)(b)	6,750,000	5,477,422
4.41%, 03/31/31 (a)(b)	11,575,000	10,403,147
2.57%, 06/03/31 (a)(b)	10,320,000	8,232,470
2.56%, 05/01/32 (a)(b)	8,750,000	6,776,875
6.63%, 06/15/32	2,950,000	2,975,311
2.52%, 11/03/32 (a)(b)	5,100,000	3,879,672
3.06%, 01/25/33 (a)(b)	8,875,000	7,012,847
5.88%, 02/22/33	1,450,000	1,390,449
3.79%, 03/17/33 (a)(b)	9,028,000	7,534,769

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.91%, 05/24/33 (a)(b)	7,845,000	7,143,108
6.27%, 11/17/33 (a)(b)	8,400,000	8,382,108
6.17%, 05/25/34 (a)(b)	9,550,000	9,158,545
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	1,010,000	784,861
3.25%, 04/30/30 (a)	2,110,000	1,705,640
2.64%, 09/30/32 (a)	1,900,000	1,321,298
5.64%, 05/21/37 (a)(b)	1,210,000	1,014,367
Comerica Bank
5.33%, 08/25/33 (a)(b)	1,550,000	1,282,734
Comerica, Inc.
4.00%, 02/01/29 (a)	1,600,000	1,337,584
Credit Suisse USA, Inc.
7.13%, 07/15/32	2,240,000	2,389,923
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,500,000	1,317,960
3.55%, 09/18/31 (a)(b)	4,495,000	3,627,600
3.73%, 01/14/32 (a)(b)	3,600,000	2,684,952
3.04%, 05/28/32 (a)(b)	2,905,000	2,225,579
3.74%, 01/07/33 (a)(b)	3,640,000	2,621,237
7.08%, 02/10/34 (a)(b)	4,500,000	4,067,190
Discover Bank
2.70%, 02/06/30 (a)	1,450,000	1,123,069
Discover Financial Services
6.70%, 11/29/32 (a)	2,300,000	2,223,617
Fifth Third Bancorp
4.77%, 07/28/30 (a)(b)	3,035,000	2,756,508
4.34%, 04/25/33 (a)(b)	1,775,000	1,501,792
First Horizon Bank
5.75%, 05/01/30 (a)(c)	1,375,000	1,225,634
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (a)	6,065,000	4,967,053
3.80%, 03/15/30 (a)	7,725,000	6,810,283
1.99%, 01/27/32 (a)(b)	7,250,000	5,440,400
2.62%, 04/22/32 (a)(b)	10,925,000	8,540,946
2.38%, 07/21/32 (a)(b)	11,835,000	9,017,560
2.65%, 10/21/32 (a)(b)	9,050,000	6,999,179
6.13%, 02/15/33	3,150,000	3,211,236
3.10%, 02/24/33 (a)(b)	11,980,000	9,584,839
HSBC Holdings PLC
4.95%, 03/31/30	7,450,000	6,960,088
3.97%, 05/22/30 (a)(b)	8,700,000	7,655,826
2.85%, 06/04/31 (a)(b)	4,400,000	3,526,908
2.36%, 08/18/31 (a)(b)	4,610,000	3,547,257
2.80%, 05/24/32 (a)(b)	9,155,000	7,098,238
2.87%, 11/22/32 (a)(b)	5,475,000	4,213,505
4.76%, 03/29/33 (a)(b)	6,075,000	5,187,503
5.40%, 08/11/33 (a)(b)	7,200,000	6,649,560
8.11%, 11/03/33 (a)(b)	5,980,000	6,309,677
6.25%, 03/09/34 (a)(b)	6,900,000	6,757,515
6.55%, 06/20/34 (a)(b)	5,875,000	5,594,234
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,125,000	1,678,474
5.02%, 05/17/33 (a)(b)	1,155,000	1,019,438
2.49%, 08/15/36 (a)(b)	1,690,000	1,193,360
Huntington National Bank
5.65%, 01/10/30 (a)	2,675,000	2,521,482
ING Groep N.V.
4.55%, 10/02/28	3,690,000	3,470,150
4.05%, 04/09/29	3,050,000	2,769,461
2.73%, 04/01/32 (a)(b)	2,200,000	1,734,084
4.25%, 03/28/33 (a)(b)	2,925,000	2,531,354
6.11%, 09/11/34 (a)(b)	3,500,000	3,403,015
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JPMorgan Chase & Co.
4.45%, 12/05/29 (a)(b)	7,275,000	6,785,247
3.70%, 05/06/30 (a)(b)	7,550,000	6,735,506
4.57%, 06/14/30 (a)(b)	6,125,000	5,712,665
8.75%, 09/01/30	1,350,000	1,568,822
2.74%, 10/15/30 (a)(b)	11,175,000	9,354,145
4.49%, 03/24/31 (a)(b)	9,000,000	8,237,160
2.52%, 04/22/31 (a)(b)	8,200,000	6,649,708
2.96%, 05/13/31 (a)(b)	8,855,000	7,293,509
1.76%, 11/19/31 (a)(b)	4,200,000	3,160,500
1.95%, 02/04/32 (a)(b)	9,030,000	6,849,255
2.58%, 04/22/32 (a)(b)	10,490,000	8,284,373
2.55%, 11/08/32 (a)(b)	8,755,000	6,788,189
2.96%, 01/25/33 (a)(b)	10,550,000	8,417,528
4.59%, 04/26/33 (a)(b)	7,400,000	6,669,324
4.91%, 07/25/33 (a)(b)	13,450,000	12,386,374
5.72%, 09/14/33 (a)(b)	10,450,000	10,066,171
5.35%, 06/01/34 (a)(b)	13,450,000	12,770,371
KeyBank NA
3.90%, 04/13/29	1,100,000	897,424
4.90%, 08/08/32	2,200,000	1,772,188
5.00%, 01/26/33 (a)	2,905,000	2,448,073
KeyCorp
2.55%, 10/01/29	2,225,000	1,736,346
4.79%, 06/01/33 (a)(b)	2,325,000	1,939,794
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	3,650,000	3,252,880
7.95%, 11/15/33 (a)(b)	3,050,000	3,161,447
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	2,970,000	2,575,584
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/29	4,505,000	4,093,423
3.20%, 07/18/29	5,075,000	4,411,038
2.56%, 02/25/30	3,440,000	2,815,365
2.05%, 07/17/30	3,660,000	2,853,299
5.48%, 02/22/31 (a)(b)	1,500,000	1,454,070
2.31%, 07/20/32 (a)(b)	5,550,000	4,260,457
2.49%, 10/13/32 (a)(b)	2,390,000	1,840,969
2.85%, 01/19/33 (a)(b)	2,975,000	2,356,349
4.32%, 04/19/33 (a)(b)	2,050,000	1,822,799
5.13%, 07/20/33 (a)(b)	4,600,000	4,308,958
5.47%, 09/13/33 (a)(b)	2,100,000	2,015,517
5.44%, 02/22/34 (a)(b)	3,850,000	3,676,211
5.41%, 04/19/34 (a)(b)	2,900,000	2,757,059
Mizuho Financial Group, Inc.
3.26%, 05/22/30 (a)(b)	1,500,000	1,293,615
3.15%, 07/16/30 (a)(b)	2,585,000	2,202,627
2.87%, 09/13/30 (a)(b)	1,500,000	1,250,565
2.59%, 05/25/31 (a)(b)	1,610,000	1,286,422
5.74%, 05/27/31 (a)(b)	2,250,000	2,180,745
2.20%, 07/10/31 (a)(b)	3,415,000	2,642,834
1.98%, 09/08/31 (a)(b)	2,350,000	1,780,877
2.56%, 09/13/31	3,050,000	2,310,436
2.17%, 05/22/32 (a)(b)	2,350,000	1,763,252
2.26%, 07/09/32 (a)(b)	775,000	583,056
5.67%, 09/13/33 (a)(b)	2,650,000	2,536,421
5.75%, 05/27/34 (a)(b)	3,000,000	2,889,990
5.75%, 07/06/34 (a)(b)	1,700,000	1,625,336
Morgan Stanley
4.43%, 01/23/30 (a)(b)	8,945,000	8,272,247
2.70%, 01/22/31 (a)(b)	10,500,000	8,583,015
3.62%, 04/01/31 (a)(b)	8,925,000	7,690,851
1.79%, 02/13/32 (a)(b)	8,200,000	6,076,282
7.25%, 04/01/32	2,885,000	3,161,066
1.93%, 04/28/32 (a)(b)	7,600,000	5,645,204
2.24%, 07/21/32 (a)(b)	10,185,000	7,682,240
2.51%, 10/20/32 (a)(b)	7,550,000	5,780,582

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.94%, 01/21/33 (a)(b)	7,550,000	5,948,267
4.89%, 07/20/33 (a)(b)	6,125,000	5,569,156
6.34%, 10/18/33 (a)(b)	8,920,000	8,985,740
5.25%, 04/21/34 (a)(b)	9,700,000	9,015,956
5.42%, 07/21/34 (a)(b)	7,460,000	7,050,148
2.48%, 09/16/36 (a)(b)	9,000,000	6,579,000
5.30%, 04/20/37 (a)(b)	6,000,000	5,366,220
5.95%, 01/19/38 (a)(b)	5,850,000	5,483,029
Natwest Group PLC
5.08%, 01/27/30 (a)(b)	5,300,000	4,939,441
4.45%, 05/08/30 (a)(b)	3,750,000	3,384,187
6.02%, 03/02/34 (a)(b)	3,200,000	3,081,632
3.03%, 11/28/35 (a)(b)	2,515,000	1,896,159
Northern Trust Corp.
3.15%, 05/03/29 (a)	1,450,000	1,288,949
1.95%, 05/01/30 (a)	2,975,000	2,357,658
6.13%, 11/02/32 (a)	3,055,000	3,016,813
PNC Bank NA
2.70%, 10/22/29	2,183,000	1,777,246
PNC Financial Services Group, Inc.
3.45%, 04/23/29 (a)	4,446,000	3,902,654
2.55%, 01/22/30 (a)	5,905,000	4,791,494
2.31%, 04/23/32 (a)(b)	2,972,000	2,299,080
4.63%, 06/06/33 (a)(b)	2,824,000	2,435,785
6.04%, 10/28/33 (a)(b)	4,429,000	4,299,009
5.07%, 01/24/34 (a)(b)	4,404,000	3,994,516
5.94%, 08/18/34 (a)(b)	2,250,000	2,163,510
Royal Bank of Canada
2.30%, 11/03/31	4,455,000	3,454,095
3.88%, 05/04/32	2,900,000	2,527,437
5.00%, 02/01/33	5,060,000	4,718,501
5.00%, 05/02/33	2,700,000	2,510,001
Santander UK Group Holdings PLC
2.90%, 03/15/32 (a)(b)	1,750,000	1,355,848
State Street Corp.
4.14%, 12/03/29 (a)(b)	1,475,000	1,387,916
2.40%, 01/24/30	2,255,000	1,866,418
2.20%, 03/03/31	2,550,000	1,956,131
3.15%, 03/30/31 (a)(b)	1,450,000	1,235,603
2.62%, 02/07/33 (a)(b)	1,650,000	1,296,933
4.42%, 05/13/33 (a)(b)	1,500,000	1,347,765
4.16%, 08/04/33 (a)(b)	2,200,000	1,918,906
4.82%, 01/26/34 (a)(b)	2,350,000	2,143,506
5.16%, 05/18/34 (a)(b)	2,880,000	2,682,259
3.03%, 11/01/34 (a)(b)	1,575,000	1,335,033
Sumitomo Mitsui Financial Group, Inc.
4.31%, 10/16/28	1,475,000	1,372,163
2.47%, 01/14/29	1,500,000	1,264,035
3.04%, 07/16/29	7,440,000	6,358,298
3.20%, 09/17/29	1,500,000	1,288,995
2.72%, 09/27/29	1,450,000	1,213,447
5.71%, 01/13/30	4,195,000	4,111,100
2.75%, 01/15/30	3,900,000	3,227,523
2.13%, 07/08/30	4,750,000	3,720,532
5.85%, 07/13/30	1,365,000	1,346,149
2.14%, 09/23/30	2,550,000	1,969,238
1.71%, 01/12/31	1,725,000	1,287,299
2.22%, 09/17/31	3,000,000	2,279,760
5.77%, 01/13/33	5,400,000	5,284,008
5.78%, 07/13/33	2,000,000	1,956,980
5.81%, 09/14/33	2,500,000	2,430,275
Synchrony Financial
5.15%, 03/19/29 (a)	1,985,000	1,771,533
2.88%, 10/28/31 (a)	2,200,000	1,561,274
Toronto-Dominion Bank
2.00%, 09/10/31	2,650,000	2,019,459
2.45%, 01/12/32	1,815,000	1,405,953
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 03/10/32	4,500,000	3,687,300
4.46%, 06/08/32	5,970,000	5,360,642
Truist Bank
2.25%, 03/11/30 (a)	3,750,000	2,875,875
Truist Financial Corp.
3.88%, 03/19/29 (a)	1,975,000	1,731,779
1.95%, 06/05/30 (a)	2,375,000	1,816,590
4.92%, 07/28/33 (a)(b)	3,000,000	2,560,230
6.12%, 10/28/33 (a)(b)	2,340,000	2,253,631
5.12%, 01/26/34 (a)(b)	4,600,000	4,115,528
5.87%, 06/08/34 (a)(b)	4,850,000	4,576,799
US Bancorp
3.00%, 07/30/29 (a)	2,955,000	2,478,329
1.38%, 07/22/30 (a)	4,005,000	2,920,686
2.68%, 01/27/33 (a)(b)	2,814,000	2,128,003
4.97%, 07/22/33 (a)(b)	3,925,000	3,421,148
5.85%, 10/21/33 (a)(b)	4,475,000	4,242,166
4.84%, 02/01/34 (a)(b)	6,050,000	5,341,121
5.84%, 06/12/34 (a)(b)	4,591,000	4,328,028
2.49%, 11/03/36 (a)(b)	3,969,000	2,786,317
Webster Financial Corp.
4.10%, 03/25/29 (a)	900,000	776,385
Wells Fargo & Co.
4.15%, 01/24/29 (a)	7,377,000	6,775,332
7.95%, 11/15/29	900,000	960,129
2.88%, 10/30/30 (a)(b)	10,300,000	8,577,222
2.57%, 02/11/31 (a)(b)	8,875,000	7,182,182
4.48%, 04/04/31 (a)(b)	7,800,000	7,079,748
3.35%, 03/02/33 (a)(b)	11,800,000	9,534,872
4.90%, 07/25/33 (a)(b)	12,600,000	11,411,946
5.39%, 04/24/34 (a)(b)	11,200,000	10,493,616
5.56%, 07/25/34 (a)(b)	12,650,000	11,990,808
Westpac Banking Corp.
1.95%, 11/20/28	3,670,000	3,104,857
2.65%, 01/16/30	2,170,000	1,851,422
2.15%, 06/03/31	3,130,000	2,487,161
5.41%, 08/10/33 (a)(b)	3,000,000	2,733,870
4.11%, 07/24/34 (a)(b)	3,650,000	3,154,768
2.67%, 11/15/35 (a)(b)	4,555,000	3,415,066
3.02%, 11/18/36 (a)(b)	3,735,000	2,770,884
Wintrust Financial Corp.
4.85%, 06/06/29	875,000	766,666
Zions Bancorp NA
3.25%, 10/29/29 (a)	1,450,000	1,128,419
		1,138,484,317
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,060,000	893,251
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,460,000	1,337,375
5.15%, 05/15/33 (a)	2,425,000	2,295,941
BlackRock, Inc.
3.25%, 04/30/29 (a)	3,025,000	2,731,545
2.40%, 04/30/30 (a)	2,970,000	2,473,861
1.90%, 01/28/31 (a)	3,680,000	2,901,643
2.10%, 02/25/32 (a)	3,030,000	2,344,432
4.75%, 05/25/33 (a)	3,690,000	3,462,327
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	1,700,000	1,652,043
Brookfield Finance I UK PLC
2.34%, 01/30/32 (a)	1,740,000	1,305,400

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brookfield Finance, Inc.
4.85%, 03/29/29 (a)	3,000,000	2,843,010
4.35%, 04/15/30 (a)	2,345,000	2,115,964
2.72%, 04/15/31 (a)	1,475,000	1,171,666
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,475,000	1,132,225
3.00%, 03/16/32 (a)	900,000	739,503
CI Financial Corp.
3.20%, 12/17/30 (a)	2,985,000	2,265,257
CME Group, Inc.
2.65%, 03/15/32 (a)	2,340,000	1,908,083
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	2,460,000	1,867,386
Intercontinental Exchange, Inc.
4.35%, 06/15/29 (a)	3,660,000	3,443,438
2.10%, 06/15/30 (a)	3,840,000	3,073,421
1.85%, 09/15/32 (a)	4,540,000	3,321,963
4.60%, 03/15/33 (a)	4,440,000	4,074,277
Jefferies Financial Group, Inc.
4.15%, 01/23/30	2,935,000	2,589,639
2.63%, 10/15/31 (a)	3,120,000	2,371,512
2.75%, 10/15/32 (a)	1,470,000	1,095,826
Lazard Group LLC
4.38%, 03/11/29 (a)	1,450,000	1,335,711
Nasdaq, Inc.
1.65%, 01/15/31 (a)	1,900,000	1,434,633
Nomura Holdings, Inc.
2.71%, 01/22/29	1,400,000	1,171,982
5.61%, 07/06/29	1,750,000	1,690,518
3.10%, 01/16/30	4,410,000	3,650,863
2.68%, 07/16/30	3,000,000	2,380,500
2.61%, 07/14/31	2,950,000	2,256,691
3.00%, 01/22/32	2,510,000	1,947,258
6.18%, 01/18/33	2,300,000	2,268,490
6.09%, 07/12/33	1,750,000	1,707,982
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,485,000	1,398,766
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,265,000	1,074,908
The Charles Schwab Corp.
4.00%, 02/01/29 (a)(d)	1,725,000	1,585,879
3.25%, 05/22/29 (a)(d)	1,755,000	1,521,322
2.75%, 10/01/29 (a)(d)	1,275,000	1,073,155
4.63%, 03/22/30 (a)(d)	1,410,000	1,320,536
1.65%, 03/11/31 (a)(d)	2,200,000	1,627,142
2.30%, 05/13/31 (a)(d)	2,220,000	1,715,838
1.95%, 12/01/31 (a)(d)	2,500,000	1,836,250
2.90%, 03/03/32 (a)(d)	2,920,000	2,305,136
5.85%, 05/19/34 (a)(b)(d)	3,850,000	3,669,627
6.14%, 08/24/34 (a)(b)(d)	3,950,000	3,840,822
		98,224,997
Finance Companies 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (a)	11,060,000	9,478,973
6.15%, 09/30/30 (a)	2,400,000	2,367,600
3.30%, 01/30/32 (a)	12,125,000	9,657,684
Air Lease Corp.
4.63%, 10/01/28 (a)	1,500,000	1,390,710
3.25%, 10/01/29 (a)	1,560,000	1,327,934
3.00%, 02/01/30 (a)	1,950,000	1,603,797
3.13%, 12/01/30 (a)	2,290,000	1,864,884
2.88%, 01/15/32 (a)	2,355,000	1,839,443
Ares Capital Corp.
3.20%, 11/15/31 (a)	2,040,000	1,562,599
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Private Credit Fund
4.00%, 01/15/29 (a)	1,905,000	1,620,831
FS KKR Capital Corp.
3.13%, 10/12/28 (a)	2,210,000	1,799,117
GATX Corp.
4.55%, 11/07/28 (a)	1,000,000	935,390
4.70%, 04/01/29 (a)	1,465,000	1,367,753
4.00%, 06/30/30 (a)	1,495,000	1,315,765
1.90%, 06/01/31 (a)	675,000	498,886
3.50%, 06/01/32 (a)	1,500,000	1,224,300
4.90%, 03/15/33 (a)	1,170,000	1,063,015
5.45%, 09/15/33 (a)	1,100,000	1,032,075
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	875,000	844,804
Prospect Capital Corp.
3.44%, 10/15/28 (a)	890,000	700,439
		43,495,999
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	1,425,000	1,127,588
4.00%, 04/13/32	1,400,000	1,233,806
5.20%, 09/13/32	1,550,000	1,488,062
		3,849,456
Insurance 4.9%
ACE Capital Trust II
9.70%, 04/01/30	1,000,000	1,174,920
Aflac, Inc.
3.60%, 04/01/30 (a)	3,120,000	2,762,354
Alleghany Corp.
3.63%, 05/15/30 (a)	1,455,000	1,305,964
Allstate Corp.
1.45%, 12/15/30 (a)	1,885,000	1,403,251
5.25%, 03/30/33 (a)	2,600,000	2,455,128
5.35%, 06/01/33	750,000	717,645
American Financial Group, Inc.
5.25%, 04/02/30 (a)	875,000	836,369
American International Group, Inc.
3.40%, 06/30/30 (a)	1,135,000	973,751
5.13%, 03/27/33 (a)	2,300,000	2,142,772
Aon Corp.
4.50%, 12/15/28 (a)	1,095,000	1,041,236
3.75%, 05/02/29 (a)	2,248,000	2,037,790
2.80%, 05/15/30 (a)	3,170,000	2,643,019
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,165,000	888,068
2.60%, 12/02/31 (a)	1,450,000	1,146,066
5.00%, 09/12/32 (a)	1,435,000	1,346,231
5.35%, 02/28/33 (a)	2,210,000	2,118,815
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,160,000	891,994
5.50%, 03/02/33 (a)	1,120,000	1,075,010
Assurant, Inc.
3.70%, 02/22/30 (a)	1,115,000	939,510
2.65%, 01/15/32 (a)	1,015,000	744,310
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	1,500,000	1,240,380
Athene Holding Ltd.
6.15%, 04/03/30 (a)	1,560,000	1,539,985
3.50%, 01/15/31 (a)	1,550,000	1,263,870
6.65%, 02/01/33 (a)	1,275,000	1,267,796
AXA S.A.
8.60%, 12/15/30	1,850,000	2,176,580

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	1,125,000	1,004,366
4.90%, 01/15/40 (a)(b)	195,000	157,346
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	1,445,000	1,183,917
1.45%, 10/15/30 (a)	2,240,000	1,745,789
2.88%, 03/15/32 (a)	3,165,000	2,658,505
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)	1,855,000	1,735,686
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	1,035,000	959,890
2.38%, 03/15/31 (a)	2,140,000	1,654,648
4.20%, 03/17/32 (a)	1,900,000	1,642,512
Centene Corp.
4.63%, 12/15/29 (a)	10,310,000	9,306,734
3.38%, 02/15/30 (a)	6,220,000	5,200,542
3.00%, 10/15/30 (a)	6,660,000	5,375,086
2.50%, 03/01/31 (a)	6,440,000	4,956,095
2.63%, 08/01/31 (a)	3,825,000	2,934,196
Chubb INA Holdings, Inc.
1.38%, 09/15/30 (a)	2,955,000	2,258,359
CNA Financial Corp.
3.90%, 05/01/29 (a)	1,460,000	1,333,345
2.05%, 08/15/30 (a)	1,445,000	1,126,768
5.50%, 06/15/33 (a)	1,700,000	1,602,828
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	1,625,000	1,533,383
Corebridge Financial, Inc.
3.85%, 04/05/29 (a)	3,110,000	2,792,935
3.90%, 04/05/32 (a)	4,570,000	3,843,050
6.05%, 09/15/33 (a)(e)	1,000,000	972,740
Elevance Health, Inc.
2.88%, 09/15/29 (a)	2,400,000	2,070,312
2.25%, 05/15/30 (a)	3,315,000	2,695,592
2.55%, 03/15/31 (a)	3,110,000	2,520,717
4.10%, 05/15/32 (a)	1,800,000	1,603,386
5.50%, 10/15/32 (a)	1,985,000	1,954,967
4.75%, 02/15/33 (a)	2,990,000	2,784,437
Enstar Group Ltd.
4.95%, 06/01/29 (a)	1,385,000	1,279,657
3.10%, 09/01/31 (a)	1,890,000	1,427,347
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,475,000	1,397,843
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	1,905,000	1,712,995
3.38%, 03/03/31 (a)	1,755,000	1,427,622
5.63%, 08/16/32 (a)	2,190,000	2,046,708
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	1,975,000	1,677,427
2.45%, 03/15/31 (a)	1,995,000	1,537,826
First American Financial Corp.
4.00%, 05/15/30 (a)	1,410,000	1,199,205
2.40%, 08/15/31 (a)	1,940,000	1,440,780
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,260,000	978,818
4.80%, 06/15/32 (a)	1,170,000	1,080,308
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	905,000	694,588
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	1,905,000	1,635,100
Humana, Inc.
3.70%, 03/23/29 (a)	2,190,000	1,994,586
3.13%, 08/15/29 (a)	1,555,000	1,359,023
4.88%, 04/01/30 (a)	1,485,000	1,406,399
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 02/03/32 (a)	2,310,000	1,746,822
5.88%, 03/01/33 (a)	2,260,000	2,248,451
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	1,635,000	1,252,950
5.67%, 06/08/32 (a)	1,050,000	985,299
Kemper Corp.
2.40%, 09/30/30 (a)	1,335,000	989,862
3.80%, 02/23/32 (a)	1,215,000	957,384
Lincoln National Corp.
3.05%, 01/15/30 (a)	1,650,000	1,347,671
3.40%, 01/15/31 (a)(c)	1,595,000	1,292,732
3.40%, 03/01/32 (a)	870,000	684,116
Loews Corp.
3.20%, 05/15/30 (a)	1,480,000	1,279,564
Manulife Financial Corp.
3.70%, 03/16/32 (a)	2,240,000	1,961,680
Markel Group, Inc.
3.35%, 09/17/29 (a)	945,000	831,042
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 (a)	4,340,000	4,114,580
2.25%, 11/15/30 (a)	2,475,000	1,983,985
2.38%, 12/15/31 (a)	1,210,000	951,883
5.75%, 11/01/32 (a)	1,560,000	1,563,245
5.88%, 08/01/33	850,000	860,685
5.40%, 09/15/33 (a)	1,750,000	1,705,812
MetLife, Inc.
4.55%, 03/23/30 (a)	3,075,000	2,918,605
6.50%, 12/15/32	1,760,000	1,845,061
5.38%, 07/15/33 (a)	3,000,000	2,886,120
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	1,510,000	1,343,945
4.50%, 10/01/50 (a)(b)	200,000	169,466
Primerica, Inc.
2.80%, 11/19/31 (a)	1,800,000	1,428,984
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	1,465,000	1,318,134
2.13%, 06/15/30 (a)	1,850,000	1,471,028
5.38%, 03/15/33 (a)	1,270,000	1,221,232
Progressive Corp.
4.95%, 06/15/33 (a)	1,450,000	1,379,414
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	1,500,000	1,230,195
5.75%, 07/15/33	750,000	757,170
3.70%, 10/01/50 (a)(b)	2,655,000	2,168,418
5.13%, 03/01/52 (a)(b)	3,110,000	2,682,282
6.00%, 09/01/52 (a)(b)	3,525,000	3,239,651
6.75%, 03/01/53 (a)(b)	1,565,000	1,518,128
Prudential Funding Asia PLC
3.13%, 04/14/30	3,010,000	2,580,623
3.63%, 03/24/32 (a)	800,000	683,000
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	2,000,000	1,787,460
3.15%, 06/15/30 (a)	1,755,000	1,453,842
6.00%, 09/15/33 (a)	1,000,000	965,300
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	1,170,000	1,031,273
5.75%, 06/05/33 (a)	2,275,000	2,140,820
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,365,000	1,005,541
The Progressive Corp.
4.00%, 03/01/29 (a)	1,660,000	1,567,953
6.63%, 03/01/29	900,000	963,135
3.20%, 03/26/30 (a)	1,505,000	1,309,440
3.00%, 03/15/32 (a)	1,460,000	1,224,020
6.25%, 12/01/32	1,230,000	1,274,895

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Travelers Property Casualty Corp.
6.38%, 03/15/33	1,500,000	1,594,035
UnitedHealth Group, Inc.
3.88%, 12/15/28	2,430,000	2,282,742
4.25%, 01/15/29 (a)	3,635,000	3,459,829
4.00%, 05/15/29 (a)	2,610,000	2,443,769
2.88%, 08/15/29	3,000,000	2,633,370
5.30%, 02/15/30 (a)	3,640,000	3,617,796
2.00%, 05/15/30	3,875,000	3,138,634
2.30%, 05/15/31 (a)	4,505,000	3,638,643
4.20%, 05/15/32 (a)	4,565,000	4,164,695
5.35%, 02/15/33 (a)	5,800,000	5,742,058
4.50%, 04/15/33 (a)	4,690,000	4,341,158
Unum Group
4.00%, 06/15/29 (a)	1,245,000	1,121,944
Willis North America, Inc.
2.95%, 09/15/29 (a)	2,190,000	1,867,654
5.35%, 05/15/33 (a)	2,358,000	2,201,806
		244,608,208
REITs 4.6%
Agree LP
2.90%, 10/01/30 (a)	1,010,000	817,605
4.80%, 10/01/32 (a)	930,000	825,942
2.60%, 06/15/33 (a)	800,000	586,368
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 (a)	900,000	832,878
2.75%, 12/15/29 (a)	1,160,000	966,814
4.70%, 07/01/30 (a)	1,310,000	1,207,440
4.90%, 12/15/30 (a)	2,050,000	1,909,185
3.38%, 08/15/31 (a)	2,265,000	1,889,418
2.00%, 05/18/32 (a)	2,730,000	1,987,030
1.88%, 02/01/33 (a)	2,910,000	2,063,103
American Assets Trust LP
3.38%, 02/01/31 (a)	1,460,000	1,095,263
American Homes 4 Rent LP
4.90%, 02/15/29 (a)	1,295,000	1,222,467
2.38%, 07/15/31 (a)	1,400,000	1,068,746
3.63%, 04/15/32 (a)	1,735,000	1,433,839
AvalonBay Communities, Inc.
1.90%, 12/01/28 (a)	1,160,000	977,683
3.30%, 06/01/29 (a)	1,360,000	1,203,736
2.30%, 03/01/30 (a)	2,040,000	1,670,862
2.45%, 01/15/31 (a)	1,767,000	1,428,301
2.05%, 01/15/32 (a)	2,185,000	1,692,851
5.00%, 02/15/33 (a)	1,065,000	1,016,798
Boston Properties LP
4.50%, 12/01/28 (a)	3,050,000	2,762,446
3.40%, 06/21/29 (a)	2,304,000	1,924,116
2.90%, 03/15/30 (a)	2,085,000	1,651,007
3.25%, 01/30/31 (a)	3,745,000	2,946,903
2.55%, 04/01/32 (a)	2,500,000	1,807,175
Brixmor Operating Partnership LP
4.13%, 05/15/29 (a)	2,285,000	2,038,151
4.05%, 07/01/30 (a)	2,335,000	2,040,113
2.50%, 08/16/31 (a)	1,350,000	1,021,910
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,115,000	783,455
Camden Property Trust
4.10%, 10/15/28 (a)	1,175,000	1,098,719
3.15%, 07/01/29 (a)	1,795,000	1,587,947
2.80%, 05/15/30 (a)	2,155,000	1,825,005
Corporate Office Properties LP
2.00%, 01/15/29 (a)	1,330,000	1,040,366
2.75%, 04/15/31 (a)	1,700,000	1,273,640
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CubeSmart LP
2.25%, 12/15/28 (a)	1,640,000	1,372,729
4.38%, 02/15/29 (a)	1,025,000	946,270
3.00%, 02/15/30 (a)	1,115,000	928,304
2.00%, 02/15/31 (a)	1,190,000	897,022
2.50%, 02/15/32 (a)	1,525,000	1,160,861
Digital Realty Trust LP
3.60%, 07/01/29 (a)	2,775,000	2,453,461
EPR Properties
3.75%, 08/15/29 (a)	1,505,000	1,209,207
3.60%, 11/15/31 (a)	1,160,000	859,386
ERP Operating LP
4.15%, 12/01/28 (a)	1,150,000	1,079,701
3.00%, 07/01/29 (a)	1,750,000	1,527,260
2.50%, 02/15/30 (a)	1,755,000	1,453,947
1.85%, 08/01/31 (a)	1,538,000	1,166,788
Essential Properties LP
2.95%, 07/15/31 (a)	1,175,000	857,762
Essex Portfolio LP
4.00%, 03/01/29 (a)	1,475,000	1,339,861
3.00%, 01/15/30 (a)	1,500,000	1,247,385
1.65%, 01/15/31 (a)	965,000	709,844
2.55%, 06/15/31 (a)	860,000	667,807
2.65%, 03/15/32 (a)	1,885,000	1,451,676
Extra Space Storage LP
3.90%, 04/01/29 (a)	1,200,000	1,077,444
4.00%, 06/15/29 (a)	1,020,000	914,981
5.50%, 07/01/30 (a)	1,425,000	1,379,443
2.20%, 10/15/30 (a)	1,190,000	924,154
2.55%, 06/01/31 (a)	1,310,000	1,020,975
2.40%, 10/15/31 (a)	1,745,000	1,336,775
2.35%, 03/15/32 (a)	1,795,000	1,355,512
Federal Realty OP LP
3.20%, 06/15/29 (a)	1,165,000	998,300
3.50%, 06/01/30 (a)	1,183,000	1,008,022
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	1,920,000	1,597,478
2.00%, 03/15/31 (a)	2,320,000	1,738,214
Healthpeak OP LLC
2.13%, 12/01/28 (a)	1,600,000	1,344,448
3.50%, 07/15/29 (a)	1,895,000	1,671,864
3.00%, 01/15/30 (a)	2,375,000	2,006,067
2.88%, 01/15/31 (a)	1,805,000	1,466,887
5.25%, 12/15/32 (a)	2,070,000	1,924,086
Highwoods Realty LP
4.20%, 04/15/29 (a)	1,000,000	851,260
3.05%, 02/15/30 (a)	1,150,000	885,972
2.60%, 02/01/31 (a)	1,150,000	829,783
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	1,895,000	1,593,259
3.50%, 09/15/30 (a)	2,240,000	1,866,726
2.90%, 12/15/31 (a)	1,410,000	1,084,854
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	1,475,000	1,123,729
3.25%, 01/15/30 (a)	1,195,000	820,846
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	1,990,000	1,666,844
5.45%, 08/15/30 (a)	1,300,000	1,236,989
2.00%, 08/15/31 (a)	1,875,000	1,388,250
4.15%, 04/15/32 (a)	1,600,000	1,375,360
5.50%, 08/15/33 (a)	1,100,000	1,025,519
Kilroy Realty LP
4.75%, 12/15/28 (a)	1,200,000	1,086,060
4.25%, 08/15/29 (a)	1,180,000	1,011,720
3.05%, 02/15/30 (a)	1,500,000	1,181,040
2.50%, 11/15/32 (a)	1,144,000	783,217

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimco Realty Corp.
4.60%, 02/01/33 (a)	2,015,000	1,790,610
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	1,600,000	1,287,088
2.25%, 12/01/31 (a)	1,450,000	1,088,979
3.20%, 04/01/32 (a)	1,755,000	1,411,810
Lexington Realty Trust
2.70%, 09/15/30 (a)	1,285,000	997,263
LXP Industrial Trust
2.38%, 10/01/31 (a)	1,065,000	782,743
Mid-America Apartments LP
3.95%, 03/15/29 (a)	1,630,000	1,505,126
2.75%, 03/15/30 (a)	870,000	731,896
1.70%, 02/15/31 (a)	1,300,000	992,615
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,280,000	937,446
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	1,200,000	1,109,604
2.50%, 04/15/30 (a)	1,130,000	921,470
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	1,575,000	1,315,661
3.38%, 02/01/31 (a)	2,164,000	1,690,084
3.25%, 04/15/33 (a)	2,075,000	1,521,079
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,085,000	798,473
Physicians Realty LP
2.63%, 11/01/31 (a)	1,535,000	1,161,304
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	890,000	628,411
2.75%, 04/01/32 (a)	910,000	591,919
Prologis LP
4.38%, 02/01/29 (a)	925,000	878,722
2.88%, 11/15/29 (a)	1,165,000	999,477
2.25%, 04/15/30 (a)	3,105,000	2,532,531
1.75%, 07/01/30 (a)	900,000	699,822
1.25%, 10/15/30 (a)	2,165,000	1,617,753
1.75%, 02/01/31 (a)	1,280,000	981,414
1.63%, 03/15/31 (a)	1,165,000	879,237
2.25%, 01/15/32 (a)	1,460,000	1,129,485
4.63%, 01/15/33 (a)	2,000,000	1,849,700
4.75%, 06/15/33 (a)	2,315,000	2,134,962
Public Storage
3.39%, 05/01/29 (a)	1,460,000	1,317,314
2.30%, 05/01/31 (a)	1,895,000	1,513,290
2.25%, 11/09/31 (a)	1,620,000	1,266,289
Public Storage Operating Co.
1.95%, 11/09/28 (a)	1,540,000	1,304,257
5.13%, 01/15/29 (a)	1,700,000	1,673,140
5.10%, 08/01/33 (a)	2,050,000	1,961,132
Realty Income Corp.
4.70%, 12/15/28 (a)	1,110,000	1,058,418
3.25%, 06/15/29 (a)	1,460,000	1,296,699
3.10%, 12/15/29 (a)	1,840,000	1,593,734
4.85%, 03/15/30 (a)	1,800,000	1,696,914
3.25%, 01/15/31 (a)	2,895,000	2,433,682
5.63%, 10/13/32 (a)	2,375,000	2,299,285
2.85%, 12/15/32 (a)	2,085,000	1,624,236
1.80%, 03/15/33 (a)	1,150,000	808,542
4.90%, 07/15/33 (a)	1,750,000	1,600,567
Regency Centers LP
2.95%, 09/15/29 (a)	1,240,000	1,054,868
3.70%, 06/15/30 (a)	1,765,000	1,535,585
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	1,000,000	986,900
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	1,165,000	1,044,271
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,190,000	904,971
2.15%, 09/01/31 (a)	1,140,000	850,828
Sabra Health Care LP
3.90%, 10/15/29 (a)	1,045,000	870,098
3.20%, 12/01/31 (a)	2,325,000	1,745,494
Safehold Operating Partnership LP
2.80%, 06/15/31 (a)	1,250,000	937,100
2.85%, 01/15/32 (a)	955,000	703,472
Simon Property Group LP
2.45%, 09/13/29 (a)	3,680,000	3,057,933
2.65%, 07/15/30 (a)	2,385,000	1,962,354
2.20%, 02/01/31 (a)	2,140,000	1,652,401
2.25%, 01/15/32 (a)	2,075,000	1,557,869
2.65%, 02/01/32 (a)	2,125,000	1,659,285
5.50%, 03/08/33 (a)	1,915,000	1,822,161
Spirit Realty LP
4.00%, 07/15/29 (a)	1,160,000	1,026,728
3.40%, 01/15/30 (a)	1,580,000	1,321,923
3.20%, 02/15/31 (a)	1,230,000	994,394
2.70%, 02/15/32 (a)	1,100,000	839,553
STORE Capital Corp.
4.63%, 03/15/29 (a)	1,065,000	912,609
2.75%, 11/18/30 (a)	985,000	706,836
2.70%, 12/01/31 (a)	1,230,000	841,615
Sun Communities Operating LP
2.30%, 11/01/28 (a)	1,365,000	1,133,469
2.70%, 07/15/31 (a)	2,190,000	1,685,402
4.20%, 04/15/32 (a)	1,895,000	1,617,761
5.70%, 01/15/33 (a)	1,175,000	1,111,456
Tanger Properties LP
2.75%, 09/01/31 (a)	1,200,000	866,652
UDR, Inc.
4.40%, 01/26/29 (a)	925,000	854,053
3.20%, 01/15/30 (a)	1,850,000	1,586,874
3.00%, 08/15/31 (a)	1,755,000	1,425,007
2.10%, 08/01/32 (a)	1,295,000	934,096
1.90%, 03/15/33 (a)	1,350,000	949,347
2.10%, 06/15/33 (a)	420,000	297,301
Ventas Realty LP
4.40%, 01/15/29 (a)	2,380,000	2,198,930
3.00%, 01/15/30 (a)	1,935,000	1,607,714
4.75%, 11/15/30 (a)	1,380,000	1,265,584
2.50%, 09/01/31 (a)	1,450,000	1,109,917
Vornado Realty LP
3.40%, 06/01/31 (a)	1,080,000	781,175
Welltower, Inc.
2.05%, 01/15/29 (a)	1,445,000	1,194,076
4.13%, 03/15/29 (a)	1,590,000	1,449,953
3.10%, 01/15/30 (a)	2,250,000	1,905,367
2.75%, 01/15/31 (a)	1,825,000	1,464,307
2.80%, 06/01/31 (a)	2,090,000	1,670,871
2.75%, 01/15/32 (a)	1,700,000	1,332,426
3.85%, 06/15/32 (a)	1,605,000	1,370,092
WP Carey, Inc.
3.85%, 07/15/29 (a)	1,156,000	1,020,644
2.40%, 02/01/31 (a)	1,750,000	1,356,565
2.45%, 02/01/32 (a)	1,015,000	765,696
2.25%, 04/01/33 (a)	750,000	538,433
		233,499,230
		1,762,162,207

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 55.2%
Basic Industry 3.0%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	2,590,000	2,127,063
4.80%, 03/03/33 (a)	1,900,000	1,823,335
Albemarle Corp.
5.05%, 06/01/32 (a)	1,810,000	1,648,675
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	2,200,000	1,861,684
3.75%, 10/01/30 (a)	2,200,000	1,776,082
ArcelorMittal S.A.
4.25%, 07/16/29	1,455,000	1,352,568
6.80%, 11/29/32 (a)	3,200,000	3,180,928
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	2,700,000	2,637,333
4.90%, 02/28/33 (a)	2,175,000	2,064,901
5.25%, 09/08/33 (a)	4,500,000	4,345,290
Cabot Corp.
4.00%, 07/01/29 (a)	850,000	769,582
5.00%, 06/30/32 (a)	1,225,000	1,119,552
Celanese US Holdings LLC
6.35%, 11/15/28 (a)	1,500,000	1,481,610
6.33%, 07/15/29 (a)	3,965,000	3,888,357
6.55%, 11/15/30 (a)	2,650,000	2,594,085
6.38%, 07/15/32 (a)	3,050,000	2,940,444
Dow Chemical Co.
4.80%, 11/30/28 (a)	1,790,000	1,734,796
7.38%, 11/01/29	2,522,000	2,710,822
2.10%, 11/15/30 (a)	2,400,000	1,903,656
6.30%, 03/15/33 (a)	1,700,000	1,753,295
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	6,545,000	6,328,884
Eastman Chemical Co.
4.50%, 12/01/28 (a)	1,438,000	1,354,352
5.75%, 03/08/33 (a)	1,495,000	1,428,428
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,060,000	2,005,781
1.30%, 01/30/31 (a)	1,780,000	1,346,766
2.13%, 02/01/32 (a)	1,970,000	1,547,711
EI du Pont de Nemours and Co.
2.30%, 07/15/30 (a)	1,520,000	1,232,963
EIDP, Inc.
4.80%, 05/15/33 (a)	1,750,000	1,632,365
FMC Corp.
3.45%, 10/01/29 (a)	1,660,000	1,398,467
5.65%, 05/18/33 (a)	1,525,000	1,378,859
Freeport-McMoRan, Inc.
5.25%, 09/01/29 (a)	1,400,000	1,323,588
4.25%, 03/01/30 (a)	1,475,000	1,306,054
4.63%, 08/01/30 (a)	1,855,000	1,674,175
Georgia-Pacific LLC
7.75%, 11/15/29	1,375,000	1,516,075
8.88%, 05/15/31	1,250,000	1,489,850
Huntsman International LLC
4.50%, 05/01/29 (a)	2,200,000	1,988,492
2.95%, 06/15/31 (a)	1,200,000	930,864
Kinross Gold Corp.
6.25%, 07/15/33 (a)(e)	1,450,000	1,394,639
Linde, Inc.
1.10%, 08/10/30 (a)	1,900,000	1,460,853
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,635,000	1,299,612
5.63%, 05/15/33 (a)	1,350,000	1,300,266
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NewMarket Corp.
2.70%, 03/18/31 (a)	1,235,000	970,401
Newmont Corp.
2.80%, 10/01/29 (a)	2,000,000	1,695,320
2.25%, 10/01/30 (a)	3,125,000	2,491,562
2.60%, 07/15/32 (a)	2,950,000	2,312,475
Nucor Corp.
2.70%, 06/01/30 (a)	1,465,000	1,224,198
3.13%, 04/01/32 (a)	1,800,000	1,486,026
Nutrien Ltd.
4.20%, 04/01/29 (a)	2,200,000	2,039,158
2.95%, 05/13/30 (a)	1,550,000	1,296,141
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,510,000	1,292,258
PPG Industries, Inc.
2.80%, 08/15/29 (a)	875,000	757,216
2.55%, 06/15/30 (a)	900,000	741,960
Rayonier LP
2.75%, 05/17/31 (a)	1,385,000	1,075,494
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	1,525,000	1,195,631
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,150,000	1,256,628
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	1,895,000	1,819,655
Rohm & Haas Co.
7.85%, 07/15/29	1,725,000	1,875,558
RPM International, Inc.
4.55%, 03/01/29 (a)	1,075,000	996,407
2.95%, 01/15/32 (a)	850,000	662,635
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	2,385,000	2,062,405
2.30%, 05/15/30 (a)	1,500,000	1,217,385
2.20%, 03/15/32 (a)	1,525,000	1,168,074
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	1,795,000	1,556,983
3.25%, 01/15/31 (a)	1,400,000	1,184,932
Suzano Austria GmbH
6.00%, 01/15/29 (a)	5,200,000	5,062,148
5.00%, 01/15/30 (a)	2,905,000	2,644,828
3.75%, 01/15/31 (a)	3,700,000	3,049,318
3.13%, 01/15/32 (a)	2,925,000	2,242,539
Teck Resources Ltd.
3.90%, 07/15/30 (a)	1,685,000	1,464,905
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	4,365,000	3,731,027
6.13%, 06/12/33 (a)	4,360,000	4,213,199
Westlake Chemical Corp.
3.38%, 06/15/30 (a)	900,000	764,316
WestRock MWV LLC
8.20%, 01/15/30	1,250,000	1,379,087
7.95%, 02/15/31	850,000	931,855
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	2,225,000	2,002,923
4.00%, 04/15/30 (a)	2,225,000	1,973,263
7.38%, 03/15/32	1,950,000	2,115,457
3.38%, 03/09/33 (a)	1,360,000	1,113,106
WRKCo, Inc.
4.90%, 03/15/29 (a)	2,525,000	2,409,633
4.20%, 06/01/32 (a)	1,525,000	1,353,849
3.00%, 06/15/33 (a)	1,510,000	1,184,142
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	1,545,000	1,187,178
		150,254,377

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 5.4%
3M Co.
3.38%, 03/01/29 (a)	2,365,000	2,113,198
2.38%, 08/26/29 (a)	3,071,000	2,566,250
3.05%, 04/15/30 (a)	1,750,000	1,512,962
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,475,000	1,151,179
Allegion PLC
3.50%, 10/01/29 (a)	1,175,000	1,027,209
Allegion US Holding Co., Inc.
5.41%, 07/01/32 (a)	1,750,000	1,646,015
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	1,600,000	1,537,248
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	1,565,000	1,266,429
2.69%, 05/25/31 (a)	2,370,000	1,881,330
Amphenol Corp.
4.35%, 06/01/29 (a)	1,500,000	1,424,625
2.80%, 02/15/30 (a)	2,750,000	2,338,297
2.20%, 09/15/31 (a)	2,325,000	1,820,056
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,350,000	1,118,340
Avery Dennison Corp.
4.88%, 12/06/28 (a)	2,200,000	2,121,966
2.65%, 04/30/30 (a)	1,480,000	1,208,805
2.25%, 02/15/32 (a)	260,000	195,637
5.75%, 03/15/33 (a)	1,195,000	1,170,610
Boeing Co.
3.45%, 11/01/28 (a)	1,050,000	945,441
3.20%, 03/01/29 (a)	3,020,000	2,652,738
2.95%, 02/01/30 (a)	2,285,000	1,924,975
5.15%, 05/01/30 (a)	13,395,000	12,804,280
3.63%, 02/01/31 (a)	4,125,000	3,562,267
6.13%, 02/15/33	1,275,000	1,282,510
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,225,000	1,841,121
2.20%, 03/01/32 (a)	1,575,000	1,193,630
Carrier Global Corp.
2.72%, 02/15/30 (a)	6,050,000	5,046,123
2.70%, 02/15/31 (a)(e)	2,190,000	1,777,032
Caterpillar, Inc.
2.60%, 09/19/29 (a)	1,555,000	1,359,194
2.60%, 04/09/30 (a)	2,375,000	2,036,729
1.90%, 03/12/31 (a)	1,485,000	1,206,548
CNH Industrial Capital LLC
5.50%, 01/12/29 (a)	1,400,000	1,376,452
Deere & Co.
5.38%, 10/16/29	1,500,000	1,521,135
3.10%, 04/15/30 (a)	2,250,000	1,979,167
7.13%, 03/03/31	850,000	945,770
Dover Corp.
2.95%, 11/04/29 (a)	825,000	713,188
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	2,300,000	1,797,105
Eaton Corp.
4.00%, 11/02/32	2,050,000	1,845,738
4.15%, 03/15/33 (a)	3,925,000	3,548,985
Emerson Electric Co.
2.00%, 12/21/28 (a)	2,850,000	2,436,864
1.95%, 10/15/30 (a)	1,475,000	1,179,646
2.20%, 12/21/31 (a)	3,140,000	2,504,370
Flowserve Corp.
3.50%, 10/01/30 (a)	1,360,000	1,134,866
2.80%, 01/15/32 (a)	1,575,000	1,205,348
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	2,075,000	1,800,726
4.00%, 03/25/32 (a)	1,375,000	1,174,676
5.88%, 06/01/33 (a)	1,750,000	1,687,262
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,400,000	1,290,408
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,025,000	2,743,675
2.25%, 06/01/31 (a)	1,360,000	1,099,546
General Electric Co.
6.75%, 03/15/32	3,830,000	4,154,669
HEICO Corp.
5.35%, 08/01/33 (a)	1,750,000	1,658,877
Honeywell International, Inc.
4.25%, 01/15/29 (a)	1,600,000	1,528,352
2.70%, 08/15/29 (a)	2,410,000	2,102,749
1.95%, 06/01/30 (a)	3,275,000	2,651,407
1.75%, 09/01/31 (a)	4,600,000	3,533,168
5.00%, 02/15/33 (a)	3,400,000	3,298,646
Hubbell, Inc.
2.30%, 03/15/31 (a)	950,000	752,419
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30 (a)	1,475,000	1,332,603
IDEX Corp.
3.00%, 05/01/30 (a)	1,550,000	1,312,928
2.63%, 06/15/31 (a)	1,555,000	1,244,140
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	2,975,000	2,873,612
John Deere Capital Corp.
3.45%, 03/07/29	1,820,000	1,661,897
3.35%, 04/18/29	1,950,000	1,777,191
2.80%, 07/18/29	1,780,000	1,567,628
4.85%, 10/11/29	650,000	638,021
2.45%, 01/09/30	1,680,000	1,428,370
4.70%, 06/10/30	2,010,000	1,932,595
1.45%, 01/15/31	2,250,000	1,734,255
2.00%, 06/17/31	2,350,000	1,858,544
3.90%, 06/07/32	1,706,000	1,537,021
4.35%, 09/15/32	1,950,000	1,814,046
5.15%, 09/08/33	2,900,000	2,835,417
Johnson Controls International PLC
1.75%, 09/15/30 (a)	2,030,000	1,576,153
4.90%, 12/01/32 (a)	1,125,000	1,075,388
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31 (a)	1,450,000	1,108,482
Kennametal, Inc.
2.80%, 03/01/31 (a)	875,000	687,243
L3Harris Technologies, Inc.
2.90%, 12/15/29 (a)	1,350,000	1,150,241
1.80%, 01/15/31 (a)	1,725,000	1,315,951
5.40%, 07/31/33 (a)	4,450,000	4,281,567
Leggett & Platt, Inc.
4.40%, 03/15/29 (a)	1,525,000	1,410,274
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,200,000	967,020
3.90%, 06/15/32 (a)	2,495,000	2,241,857
5.25%, 01/15/33 (a)	2,775,000	2,745,196
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	1,435,000	1,177,131
2.40%, 07/15/31 (a)	2,750,000	2,155,175
Masco Corp.
2.00%, 10/01/30 (a)	895,000	686,429
2.00%, 02/15/31 (a)	1,850,000	1,418,543
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	1,465,000	1,280,527

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nordson Corp.
5.80%, 09/15/33 (a)	1,250,000	1,222,225
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	1,945,000	1,821,940
4.70%, 03/15/33 (a)	3,220,000	3,006,772
nVent Finance Sarl
2.75%, 11/15/31 (a)	550,000	420,063
5.65%, 05/15/33 (a)	1,450,000	1,350,066
Oshkosh Corp.
3.10%, 03/01/30 (a)	900,000	768,978
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	4,525,000	3,752,537
Owens Corning
3.95%, 08/15/29 (a)	1,350,000	1,225,679
3.88%, 06/01/30 (a)	875,000	774,366
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000,000	2,667,240
4.50%, 09/15/29 (a)	3,025,000	2,864,009
Pentair Finance Sarl
4.50%, 07/01/29 (a)	1,150,000	1,054,769
5.90%, 07/15/32 (a)	1,235,000	1,206,830
Regal Rexnord Corp.
6.30%, 02/15/30 (a)(e)	3,315,000	3,217,373
6.40%, 04/15/33 (a)(e)	3,750,000	3,612,750
Republic Services, Inc.
4.88%, 04/01/29 (a)	600,000	583,422
2.30%, 03/01/30 (a)	1,825,000	1,504,201
1.45%, 02/15/31 (a)	2,125,000	1,595,514
1.75%, 02/15/32 (a)	2,450,000	1,828,974
2.38%, 03/15/33 (a)	2,200,000	1,691,668
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	1,245,000	1,147,292
1.75%, 08/15/31 (a)	1,350,000	1,040,013
RTX Corp.
4.13%, 11/16/28 (a)	8,805,000	8,206,612
7.50%, 09/15/29	1,175,000	1,287,906
2.25%, 07/01/30 (a)	3,000,000	2,418,060
1.90%, 09/01/31 (a)	3,085,000	2,331,736
2.38%, 03/15/32 (a)	3,000,000	2,316,210
5.15%, 02/27/33 (a)	3,720,000	3,523,510
Sonoco Products Co.
3.13%, 05/01/30 (a)	1,910,000	1,608,105
2.85%, 02/01/32 (a)	1,475,000	1,178,466
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	1,500,000	1,398,375
2.30%, 03/15/30 (a)	2,350,000	1,886,086
3.00%, 05/15/32 (a)(c)	1,530,000	1,238,902
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	3,060,000	2,474,561
Textron, Inc.
3.90%, 09/17/29 (a)	1,000,000	901,060
3.00%, 06/01/30 (a)	1,900,000	1,599,971
2.45%, 03/15/31 (a)	1,475,000	1,173,849
Timken Co.
4.50%, 12/15/28 (a)	1,200,000	1,116,696
4.13%, 04/01/32 (a)	1,075,000	919,706
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,470,000	2,278,303
5.25%, 03/03/33 (a)	1,960,000	1,892,341
Veralto Corp.
5.45%, 09/18/33 (a)(e)	2,000,000	1,937,660
Vontier Corp.
2.95%, 04/01/31 (a)	1,750,000	1,349,320
Vulcan Materials Co.
3.50%, 06/01/30 (a)	2,250,000	1,962,135
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	1,475,000	1,394,642
3.50%, 05/01/29 (a)	1,500,000	1,360,710
2.60%, 02/01/30 (a)	1,726,000	1,450,151
2.20%, 01/15/32 (a)	1,925,000	1,483,925
3.20%, 06/01/32 (a)	1,475,000	1,223,822
4.20%, 01/15/33 (a)	2,200,000	1,962,686
Waste Management, Inc.
4.88%, 02/15/29 (a)	2,100,000	2,052,687
2.00%, 06/01/29 (a)	1,575,000	1,313,770
4.63%, 02/15/30 (a)	2,360,000	2,254,579
1.50%, 03/15/31 (a)	2,610,000	1,979,659
4.15%, 04/15/32 (a)	3,110,000	2,832,588
4.63%, 02/15/33 (a)	1,850,000	1,724,977
Xylem, Inc.
2.25%, 01/30/31 (a)	1,600,000	1,273,200
		271,887,050
Communications 8.5%
Activision Blizzard, Inc.
1.35%, 09/15/30 (a)	1,460,000	1,141,194
America Movil S.A.B. de C.V.
3.63%, 04/22/29 (a)	2,900,000	2,612,697
2.88%, 05/07/30 (a)	2,990,000	2,504,334
4.70%, 07/21/32 (a)	2,320,000	2,139,388
American Tower Corp.
5.80%, 11/15/28 (a)	1,500,000	1,489,185
3.95%, 03/15/29 (a)	2,075,000	1,878,103
3.80%, 08/15/29 (a)	5,180,000	4,609,837
2.90%, 01/15/30 (a)	2,095,000	1,743,941
2.10%, 06/15/30 (a)	2,275,000	1,772,430
1.88%, 10/15/30 (a)	2,310,000	1,748,878
2.70%, 04/15/31 (a)	2,350,000	1,865,853
2.30%, 09/15/31 (a)	2,375,000	1,803,338
4.05%, 03/15/32 (a)	1,750,000	1,508,955
5.65%, 03/15/33 (a)	2,450,000	2,356,459
5.55%, 07/15/33 (a)	2,525,000	2,408,194
AT&T, Inc.
4.35%, 03/01/29 (a)	8,735,000	8,134,381
4.30%, 02/15/30 (a)	9,400,000	8,558,512
2.75%, 06/01/31 (a)	8,850,000	7,093,806
2.25%, 02/01/32 (a)	7,625,000	5,741,701
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,750,000	1,332,818
5.10%, 05/11/33 (a)	2,500,000	2,340,200
British Telecommunications PLC
5.13%, 12/04/28 (a)	2,100,000	2,020,620
9.63%, 12/15/30 (f)	8,100,000	9,549,090
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (a)	3,575,000	2,918,129
5.05%, 03/30/29 (a)	3,645,000	3,408,658
2.80%, 04/01/31 (a)	4,850,000	3,785,037
2.30%, 02/01/32 (a)	3,195,000	2,331,583
4.40%, 04/01/33 (a)	3,000,000	2,556,540
Comcast Corp.
4.15%, 10/15/28 (a)	11,752,000	11,138,193
4.55%, 01/15/29 (a)	2,975,000	2,857,220
2.65%, 02/01/30 (a)	4,785,000	4,041,555
3.40%, 04/01/30 (a)	4,800,000	4,231,824
4.25%, 10/15/30 (a)	4,400,000	4,056,228
1.95%, 01/15/31 (a)	4,500,000	3,520,350
1.50%, 02/15/31 (a)	5,275,000	3,987,794
5.50%, 11/15/32 (a)	3,050,000	3,018,493
4.25%, 01/15/33	5,250,000	4,725,262
4.65%, 02/15/33 (a)	3,000,000	2,811,090

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.05%, 03/15/33	2,200,000	2,402,070
4.80%, 05/15/33 (a)	3,280,000	3,080,281
Crown Castle, Inc.
4.30%, 02/15/29 (a)	1,800,000	1,660,734
3.10%, 11/15/29 (a)	1,675,000	1,426,062
3.30%, 07/01/30 (a)	2,300,000	1,942,856
2.25%, 01/15/31 (a)	3,425,000	2,661,705
2.10%, 04/01/31 (a)	3,025,000	2,309,678
2.50%, 07/15/31 (a)	2,200,000	1,716,022
5.10%, 05/01/33 (a)	2,350,000	2,170,531
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	10,715,000	12,280,247
9.25%, 06/01/32	1,300,000	1,585,636
Discovery Communications LLC
4.13%, 05/15/29 (a)	2,250,000	2,007,990
3.63%, 05/15/30 (a)	3,015,000	2,550,449
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,195,000	1,704,461
Fox Corp.
4.71%, 01/25/29 (a)	6,040,000	5,717,162
3.50%, 04/08/30 (a)	1,746,000	1,514,812
Grupo Televisa S.A.B.
8.50%, 03/11/32	870,000	988,886
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	1,800,000	1,695,780
4.75%, 03/30/30 (a)	2,175,000	2,019,488
2.40%, 03/01/31 (a)	1,700,000	1,335,214
5.38%, 06/15/33 (a)	80,000	74,791
Koninklijke KPN N.V.
8.38%, 10/01/30	1,750,000	1,957,568
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	3,150,000	3,068,698
3.85%, 08/15/32 (a)	8,865,000	7,872,120
4.95%, 05/15/33 (a)	5,050,000	4,845,020
Netflix, Inc.
5.88%, 11/15/28	5,700,000	5,756,031
6.38%, 05/15/29	2,375,000	2,454,420
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	1,830,000	1,477,085
4.20%, 06/01/30 (a)	1,775,000	1,591,501
2.60%, 08/01/31 (a)	2,365,000	1,869,462
Orange S.A.
9.00%, 03/01/31	7,400,000	8,748,280
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	5,675,000	4,713,655
Sprint Capital Corp.
6.88%, 11/15/28	7,275,000	7,515,657
8.75%, 03/15/32	6,040,000	6,998,186
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,460,000	1,273,047
Telefonica Europe BV
8.25%, 09/15/30	3,900,000	4,343,547
TELUS Corp.
3.40%, 05/13/32 (a)	2,770,000	2,261,151
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	3,050,000	3,273,687
T-Mobile USA, Inc.
2.63%, 02/15/29 (a)	3,000,000	2,544,690
2.40%, 03/15/29 (a)	1,475,000	1,240,357
3.38%, 04/15/29 (a)	7,100,000	6,247,432
3.88%, 04/15/30 (a)	20,350,000	18,036,205
2.55%, 02/15/31 (a)	7,790,000	6,207,306
2.88%, 02/15/31 (a)	3,150,000	2,559,312
3.50%, 04/15/31 (a)	7,325,000	6,194,899
2.25%, 11/15/31 (a)	3,185,000	2,429,486
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 03/15/32 (a)	2,890,000	2,258,766
5.20%, 01/15/33 (a)	3,750,000	3,544,312
5.05%, 07/15/33 (a)	7,795,000	7,229,161
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	1,525,000	1,654,442
Verizon Communications, Inc.
3.88%, 02/08/29 (a)	2,930,000	2,683,939
4.02%, 12/03/29 (a)	11,865,000	10,743,876
3.15%, 03/22/30 (a)	4,525,000	3,860,142
1.50%, 09/18/30 (a)	2,875,000	2,182,211
1.68%, 10/30/30 (a)	3,450,000	2,620,689
7.75%, 12/01/30	1,750,000	1,948,660
1.75%, 01/20/31 (a)	6,575,000	4,959,259
2.55%, 03/21/31 (a)	11,275,000	8,979,974
2.36%, 03/15/32 (a)	13,975,000	10,661,527
5.05%, 05/09/33 (a)	2,950,000	2,758,634
4.50%, 08/10/33	5,350,000	4,764,817
6.40%, 09/15/33	1,100,000	1,125,696
ViacomCBS, Inc.
4.20%, 06/01/29 (a)	1,635,000	1,408,062
7.88%, 07/30/30	2,670,000	2,700,518
4.95%, 01/15/31 (a)	3,825,000	3,286,784
4.20%, 05/19/32 (a)(c)	3,200,000	2,546,048
5.50%, 05/15/33	500,000	430,405
Vodafone Group PLC
7.88%, 02/15/30	2,100,000	2,305,506
6.25%, 11/30/32	1,450,000	1,469,619
Walt Disney Co.
2.00%, 09/01/29 (a)	5,925,000	4,905,900
3.80%, 03/22/30	3,750,000	3,398,850
2.65%, 01/13/31	7,425,000	6,147,306
6.55%, 03/15/33	1,100,000	1,161,963
Warnermedia Holdings, Inc.
4.05%, 03/15/29 (a)	4,465,000	3,985,146
4.28%, 03/15/32 (a)	14,880,000	12,632,376
Weibo Corp.
3.38%, 07/08/30 (a)	2,200,000	1,717,980
		424,138,095
Consumer Cyclical 6.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	4,350,000	3,398,350
Amazon.com, Inc.
3.45%, 04/13/29 (a)	4,545,000	4,199,171
4.65%, 12/01/29 (a)	4,500,000	4,390,470
1.50%, 06/03/30 (a)	5,825,000	4,618,118
2.10%, 05/12/31 (a)	9,075,000	7,293,487
3.60%, 04/13/32 (a)	7,475,000	6,637,501
4.70%, 12/01/32 (a)	6,600,000	6,301,218
American Honda Finance Corp.
2.25%, 01/12/29	1,925,000	1,647,704
4.60%, 04/17/30	2,100,000	1,992,564
1.80%, 01/13/31	2,050,000	1,592,379
Aptiv PLC
4.35%, 03/15/29 (a)	1,000,000	943,220
3.25%, 03/01/32 (a)	2,525,000	2,070,778
AutoNation, Inc.
4.75%, 06/01/30 (a)	1,525,000	1,375,596
2.40%, 08/01/31 (a)	1,110,000	820,124
3.85%, 03/01/32 (a)	2,210,000	1,797,128
AutoZone, Inc.
3.75%, 04/18/29 (a)	1,225,000	1,106,187
4.00%, 04/15/30 (a)	2,250,000	2,025,293
1.65%, 01/15/31 (a)	1,675,000	1,258,947
4.75%, 08/01/32 (a)	2,275,000	2,084,150

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/01/33 (a)	1,600,000	1,453,888
5.20%, 08/01/33 (a)	1,000,000	935,710
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	1,550,000	1,471,958
1.95%, 10/01/30 (a)	1,925,000	1,501,904
Block Financial LLC
3.88%, 08/15/30 (a)	1,950,000	1,677,624
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	4,500,000	4,271,310
CBRE Services, Inc.
2.50%, 04/01/31 (a)	1,475,000	1,141,798
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	1,205,000	1,040,891
3.70%, 01/15/31 (a)	1,375,000	1,145,705
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	5,275,000	4,234,506
1.75%, 04/20/32 (a)	2,865,000	2,196,452
Cummins, Inc.
1.50%, 09/01/30 (a)	2,565,000	2,004,368
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,325,000	1,789,436
Dollar General Corp.
3.50%, 04/03/30 (a)	2,925,000	2,497,891
5.00%, 11/01/32 (a)	2,125,000	1,927,056
5.45%, 07/05/33 (a)	3,080,000	2,849,123
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	2,500,000	1,936,625
eBay, Inc.
2.70%, 03/11/30 (a)	3,025,000	2,512,928
2.60%, 05/10/31 (a)	2,125,000	1,702,635
6.30%, 11/22/32 (a)	1,250,000	1,273,688
Expedia Group, Inc.
3.25%, 02/15/30 (a)	3,725,000	3,152,914
2.95%, 03/15/31 (a)	1,500,000	1,207,035
General Motors Co.
5.00%, 10/01/28 (a)	2,070,000	1,974,366
5.40%, 10/15/29 (a)	2,950,000	2,805,951
5.60%, 10/15/32 (a)(c)	3,650,000	3,406,143
General Motors Financial Co., Inc.
2.40%, 10/15/28 (a)	3,000,000	2,489,910
5.65%, 01/17/29 (a)	1,500,000	1,454,415
4.30%, 04/06/29 (a)	3,100,000	2,783,521
5.85%, 04/06/30 (a)	2,900,000	2,777,968
3.60%, 06/21/30 (a)	3,250,000	2,722,102
2.35%, 01/08/31 (a)	2,975,000	2,248,892
2.70%, 06/10/31 (a)	2,990,000	2,289,862
3.10%, 01/12/32 (a)	3,735,000	2,892,123
6.40%, 01/09/33 (a)(c)	3,025,000	2,951,462
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,675,000	1,270,421
2.75%, 02/01/32 (a)	1,500,000	1,170,450
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29 (a)	2,200,000	2,042,348
4.00%, 01/15/30 (a)	2,150,000	1,828,575
4.00%, 01/15/31 (a)	2,075,000	1,730,052
3.25%, 01/15/32 (a)	2,357,000	1,830,375
Home Depot, Inc.
3.90%, 12/06/28 (a)	3,050,000	2,876,180
2.95%, 06/15/29 (a)	5,244,000	4,668,733
2.70%, 04/15/30 (a)	4,485,000	3,828,037
1.38%, 03/15/31 (a)	3,445,000	2,609,243
1.88%, 09/15/31 (a)	3,000,000	2,328,480
3.25%, 04/15/32 (a)	3,690,000	3,169,267
4.50%, 09/15/32 (a)(c)	3,875,000	3,657,690
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honda Motor Co., Ltd.
2.97%, 03/10/32 (a)	2,000,000	1,684,320
Hyatt Hotels Corp.
5.75%, 04/23/30 (a)(g)	1,325,000	1,283,779
JD.com, Inc.
3.38%, 01/14/30 (a)	2,130,000	1,833,291
Lear Corp.
4.25%, 05/15/29 (a)	1,140,000	1,035,850
3.50%, 05/30/30 (a)	975,000	829,901
2.60%, 01/15/32 (a)	1,050,000	796,530
LKQ Corp.
6.25%, 06/15/33 (a)(e)	1,900,000	1,839,352
Lowe's Cos., Inc.
6.50%, 03/15/29	922,000	972,931
3.65%, 04/05/29 (a)	4,465,000	4,054,265
4.50%, 04/15/30 (a)	4,010,000	3,742,453
1.70%, 10/15/30 (a)	3,225,000	2,473,962
2.63%, 04/01/31 (a)	4,475,000	3,624,795
3.75%, 04/01/32 (a)	4,550,000	3,940,846
5.00%, 04/15/33 (a)	3,800,000	3,579,144
5.15%, 07/01/33 (a)	2,800,000	2,662,996
Magna International, Inc.
2.45%, 06/15/30 (a)	2,275,000	1,865,068
5.50%, 03/21/33 (a)	1,600,000	1,567,360
Marriott International, Inc.
5.55%, 10/15/28 (a)	1,800,000	1,775,934
4.65%, 12/01/28 (a)	900,000	854,037
4.90%, 04/15/29 (a)	2,505,000	2,389,169
4.63%, 06/15/30 (a)	3,110,000	2,863,501
2.85%, 04/15/31 (a)	3,220,000	2,594,579
3.50%, 10/15/32 (a)	3,010,000	2,464,106
McDonald's Corp.
2.63%, 09/01/29 (a)	3,050,000	2,635,078
2.13%, 03/01/30 (a)	2,200,000	1,803,670
3.60%, 07/01/30 (a)	3,090,000	2,761,842
4.60%, 09/09/32 (a)	2,075,000	1,949,815
4.95%, 08/14/33 (a)	1,900,000	1,812,923
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	900,000	756,846
2.50%, 01/15/31 (a)	1,095,000	820,024
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	4,425,000	5,241,014
NIKE, Inc.
2.85%, 03/27/30 (a)	4,555,000	3,941,487
NVR, Inc.
3.00%, 05/15/30 (a)	2,750,000	2,293,500
O'Reilly Automotive, Inc.
3.90%, 06/01/29 (a)	1,650,000	1,518,446
4.20%, 04/01/30 (a)	1,375,000	1,252,790
1.75%, 03/15/31 (a)	1,400,000	1,067,710
4.70%, 06/15/32 (a)	2,540,000	2,329,434
PulteGroup, Inc.
7.88%, 06/15/32	990,000	1,095,801
6.38%, 05/15/33	1,000,000	1,005,210
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,225,000	1,904,355
Ross Stores, Inc.
1.88%, 04/15/31 (a)	1,490,000	1,138,539
Sands China Ltd.
3.10%, 03/08/29 (a)(g)	1,950,000	1,611,305
4.88%, 06/18/30 (a)(g)	2,000,000	1,728,720
3.50%, 08/08/31 (a)(g)	1,800,000	1,422,990
Starbucks Corp.
4.00%, 11/15/28 (a)	2,311,000	2,172,432
3.55%, 08/15/29 (a)	3,025,000	2,734,721

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 03/12/30 (a)	2,325,000	1,906,314
2.55%, 11/15/30 (a)	3,480,000	2,857,289
3.00%, 02/14/32 (a)	2,925,000	2,419,034
4.80%, 02/15/33 (a)(c)	1,440,000	1,355,832
Tapestry, Inc.
3.05%, 03/15/32 (a)	1,580,000	1,157,729
Target Corp.
3.38%, 04/15/29 (a)	3,075,000	2,820,974
2.35%, 02/15/30 (a)	2,200,000	1,840,520
2.65%, 09/15/30 (a)	1,400,000	1,182,608
4.50%, 09/15/32 (a)	3,020,000	2,811,378
6.35%, 11/01/32	900,000	953,559
4.40%, 01/15/33 (a)	1,450,000	1,336,523
TJX Cos., Inc.
3.88%, 04/15/30 (a)	1,475,000	1,355,761
1.60%, 05/15/31 (a)	1,540,000	1,196,934
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	1,275,000	1,114,745
Toyota Motor Corp.
2.76%, 07/02/29	1,500,000	1,322,325
2.36%, 03/25/31 (a)	1,560,000	1,271,618
5.12%, 07/13/33 (a)	1,700,000	1,664,980
Toyota Motor Credit Corp.
3.65%, 01/08/29	1,475,000	1,368,653
4.45%, 06/29/29	2,000,000	1,921,360
2.15%, 02/13/30	2,400,000	1,982,280
3.38%, 04/01/30	3,300,000	2,919,642
4.55%, 05/17/30	1,500,000	1,421,310
1.65%, 01/10/31	1,900,000	1,469,555
1.90%, 09/12/31	1,500,000	1,157,295
2.40%, 01/13/32	1,150,000	921,553
4.70%, 01/12/33	1,500,000	1,418,220
Tractor Supply Co.
1.75%, 11/01/30 (a)	1,975,000	1,502,876
5.25%, 05/15/33 (a)	2,300,000	2,169,981
VF Corp.
2.95%, 04/23/30 (a)	2,225,000	1,752,989
VICI Properties LP
4.95%, 02/15/30 (a)	3,000,000	2,753,100
5.13%, 05/15/32 (a)	4,475,000	4,017,163
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 (a)(c)	1,530,000	1,245,848
Walmart, Inc.
3.25%, 07/08/29 (a)	2,175,000	1,985,688
2.38%, 09/24/29 (a)	1,040,000	904,894
7.55%, 02/15/30	1,450,000	1,642,227
4.00%, 04/15/30 (a)	1,420,000	1,332,769
1.80%, 09/22/31 (a)	5,975,000	4,705,073
4.15%, 09/09/32 (a)	3,850,000	3,586,814
4.10%, 04/15/33 (a)	4,405,000	4,033,835
		333,792,465
Consumer Non-Cyclical 13.9%
Abbott Laboratories
1.40%, 06/30/30 (a)	1,950,000	1,548,066
AbbVie, Inc.
4.25%, 11/14/28 (a)	5,150,000	4,896,671
3.20%, 11/21/29 (a)	16,185,000	14,286,823
Adventist Health System
2.95%, 03/01/29 (a)	980,000	848,660
5.43%, 03/01/32 (a)	1,100,000	1,064,437
Advocate Health & Hospitals Corp.
2.21%, 06/15/30 (a)	850,000	690,897
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	1,500,000	1,282,500
2.10%, 06/04/30 (a)	1,550,000	1,237,071
2.30%, 03/12/31 (a)	2,375,000	1,880,002
Ahold Finance USA LLC
6.88%, 05/01/29	1,500,000	1,585,185
Altria Group, Inc.
4.80%, 02/14/29 (a)	5,750,000	5,470,607
3.40%, 05/06/30 (a)	2,225,000	1,903,465
2.45%, 02/04/32 (a)	5,160,000	3,890,743
Amgen, Inc.
3.00%, 02/22/29 (a)	2,250,000	1,999,147
4.05%, 08/18/29 (a)	3,650,000	3,386,908
2.45%, 02/21/30 (a)	3,750,000	3,106,162
5.25%, 03/02/30 (a)	8,225,000	8,035,907
2.30%, 02/25/31 (a)	3,775,000	3,025,662
2.00%, 01/15/32 (a)	2,950,000	2,236,395
3.35%, 02/22/32 (a)	3,075,000	2,596,468
4.20%, 03/01/33 (a)	2,300,000	2,042,768
5.25%, 03/02/33 (a)	12,650,000	12,096,309
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	12,520,000	12,146,779
3.50%, 06/01/30 (a)	5,245,000	4,674,973
4.90%, 01/23/31 (a)	2,350,000	2,289,017
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	3,450,000	3,056,424
2.90%, 03/01/32 (a)	2,300,000	1,916,866
5.94%, 10/01/32	1,000,000	1,034,000
4.50%, 08/15/33 (a)	1,050,000	976,689
Ascension Health
2.53%, 11/15/29 (a)	2,525,000	2,151,679
Astrazeneca Finance LLC
4.90%, 03/03/30 (a)	1,950,000	1,900,333
2.25%, 05/28/31 (a)	2,150,000	1,731,030
4.88%, 03/03/33 (a)	1,350,000	1,302,575
AstraZeneca PLC
4.00%, 01/17/29 (a)	3,075,000	2,896,927
1.38%, 08/06/30 (a)	4,050,000	3,135,510
Banner Health
2.34%, 01/01/30 (a)	1,035,000	859,785
1.90%, 01/01/31 (a)	825,000	644,284
BAT Capital Corp.
3.46%, 09/06/29 (a)	1,550,000	1,328,769
4.91%, 04/02/30 (a)	3,000,000	2,753,220
6.34%, 08/02/30 (a)	3,100,000	3,054,616
2.73%, 03/25/31 (a)	3,625,000	2,795,962
4.74%, 03/16/32 (a)	2,700,000	2,379,402
7.75%, 10/19/32 (a)	1,925,000	2,035,591
6.42%, 08/02/33 (a)	3,750,000	3,645,037
BAT International Finance PLC
5.93%, 02/02/29 (a)	3,000,000	2,945,130
Baxter International, Inc.
2.27%, 12/01/28 (a)	3,850,000	3,247,783
3.95%, 04/01/30 (a)	1,400,000	1,246,434
1.73%, 04/01/31 (a)	2,000,000	1,497,700
2.54%, 02/01/32 (a)	4,630,000	3,587,185
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	825,000	641,289
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,225,000	1,872,627
1.96%, 02/11/31 (a)	3,000,000	2,348,310
4.30%, 08/22/32 (a)	1,500,000	1,356,270
Biogen, Inc.
2.25%, 05/01/30 (a)	4,475,000	3,574,764

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	2,475,000	2,084,866
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	89,520
2.10%, 06/01/31 (a)	1,400,000	1,096,298
Boston Scientific Corp.
2.65%, 06/01/30 (a)	3,625,000	3,032,204
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (a)	7,040,000	6,384,013
1.45%, 11/13/30 (a)	3,425,000	2,631,222
2.95%, 03/15/32 (a)	5,300,000	4,430,535
Brown-Forman Corp.
4.75%, 04/15/33 (a)	1,950,000	1,855,815
Brunswick Corp.
2.40%, 08/18/31 (a)	1,625,000	1,190,491
4.40%, 09/15/32 (a)	1,375,000	1,118,233
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,050,000	2,474,617
Campbell Soup Co.
2.38%, 04/24/30 (a)	1,475,000	1,194,057
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	970,000	762,439
Cencora, Inc.
2.80%, 05/15/30 (a)	1,450,000	1,215,883
2.70%, 03/15/31 (a)	3,050,000	2,484,926
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,220,000	974,451
5.60%, 11/15/32 (a)	1,460,000	1,464,862
Cigna Corp.
4.38%, 10/15/28 (a)	11,400,000	10,783,602
2.40%, 03/15/30 (a)	4,600,000	3,771,586
2.38%, 03/15/31 (a)	4,125,000	3,292,657
Cigna Group
5.40%, 03/15/33 (a)	2,575,000	2,498,600
Clorox Co.
4.40%, 05/01/29 (a)	1,500,000	1,421,370
1.80%, 05/15/30 (a)	1,550,000	1,221,772
4.60%, 05/01/32 (a)	1,725,000	1,606,010
Coca-Cola Co.
2.13%, 09/06/29	2,950,000	2,515,789
3.45%, 03/25/30	3,750,000	3,393,900
1.65%, 06/01/30	4,475,000	3,584,788
2.00%, 03/05/31	2,210,000	1,776,995
1.38%, 03/15/31	3,980,000	3,039,645
2.25%, 01/05/32	5,900,000	4,785,195
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	3,100,000	2,636,364
1.85%, 09/01/32 (a)	2,000,000	1,482,580
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,275,000	1,113,088
4.60%, 03/01/33 (a)	1,650,000	1,591,656
CommonSpirit Health
3.35%, 10/01/29 (a)	2,720,000	2,369,283
2.78%, 10/01/30 (a)	1,750,000	1,444,433
Conagra Brands, Inc.
7.00%, 10/01/28	1,150,000	1,214,285
4.85%, 11/01/28 (a)	3,675,000	3,504,700
8.25%, 09/15/30	925,000	1,037,369
Constellation Brands, Inc.
4.65%, 11/15/28 (a)	1,475,000	1,406,590
3.15%, 08/01/29 (a)	2,375,000	2,082,329
2.88%, 05/01/30 (a)	1,825,000	1,533,183
2.25%, 08/01/31 (a)	3,010,000	2,345,211
4.75%, 05/09/32 (a)	2,025,000	1,876,183
4.90%, 05/01/33 (a)	2,175,000	2,021,532
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CVS Health Corp.
5.00%, 01/30/29 (a)	3,015,000	2,918,912
3.25%, 08/15/29 (a)	5,250,000	4,595,220
5.13%, 02/21/30 (a)	4,345,000	4,177,848
3.75%, 04/01/30 (a)	4,425,000	3,914,753
1.75%, 08/21/30 (a)	3,775,000	2,905,504
5.25%, 01/30/31 (a)	2,300,000	2,211,450
1.88%, 02/28/31 (a)	3,700,000	2,819,511
2.13%, 09/15/31 (a)	2,950,000	2,257,635
5.25%, 02/21/33 (a)	5,215,000	4,938,449
5.30%, 06/01/33 (a)	3,800,000	3,602,438
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,250,000	1,885,792
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	2,475,000	2,126,198
Diageo Capital PLC
2.38%, 10/24/29 (a)	2,800,000	2,372,412
2.00%, 04/29/30 (a)	2,975,000	2,412,874
2.13%, 04/29/32 (a)	2,290,000	1,773,903
5.50%, 01/24/33 (a)	2,300,000	2,307,245
Eli Lilly & Co.
3.38%, 03/15/29 (a)	2,800,000	2,576,840
4.70%, 02/27/33 (a)	3,000,000	2,887,320
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	1,950,000	1,637,786
2.60%, 04/15/30 (a)	1,900,000	1,597,216
1.95%, 03/15/31 (a)	1,785,000	1,400,011
4.65%, 05/15/33 (a)(c)	2,200,000	2,056,978
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	1,500,000	1,179,390
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)	3,775,000	3,744,687
5.91%, 11/22/32 (a)	5,200,000	5,164,796
General Mills, Inc.
2.88%, 04/15/30 (a)	2,275,000	1,921,852
2.25%, 10/14/31 (a)	1,500,000	1,168,050
4.95%, 03/29/33 (a)	3,000,000	2,808,360
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	3,050,000	2,382,080
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	2,860,000	2,611,638
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	2,950,000	2,647,772
3.63%, 03/24/32 (a)	5,975,000	5,131,868
Hasbro, Inc.
3.90%, 11/19/29 (a)	2,700,000	2,390,526
HCA, Inc.
5.88%, 02/01/29 (a)	3,000,000	2,950,530
3.38%, 03/15/29 (a)	1,450,000	1,273,144
4.13%, 06/15/29 (a)	5,875,000	5,312,821
3.50%, 09/01/30 (a)	8,050,000	6,824,387
2.38%, 07/15/31 (a)	2,575,000	1,971,652
3.63%, 03/15/32 (a)	6,075,000	5,041,217
5.50%, 06/01/33 (a)	3,600,000	3,407,148
Hershey Co.
2.45%, 11/15/29 (a)	1,100,000	947,309
1.70%, 06/01/30 (a)	975,000	780,000
4.50%, 05/04/33 (a)	1,100,000	1,038,334
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,075,000	2,470,732
Illumina, Inc.
2.55%, 03/23/31 (a)	1,525,000	1,186,038
Ingredion, Inc.
2.90%, 06/01/30 (a)	1,725,000	1,443,239

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JBS USA LUX S.A.
5.50%, 01/15/30 (a)	3,610,000	3,373,184
3.75%, 12/01/31 (a)	1,500,000	1,202,985
3.63%, 01/15/32 (a)	2,850,000	2,268,999
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/29 (a)	1,825,000	1,534,935
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 05/15/32 (a)	2,950,000	2,225,480
5.75%, 04/01/33 (a)	5,950,000	5,437,705
JM Smucker Co.
2.38%, 03/15/30 (a)	1,500,000	1,221,795
2.13%, 03/15/32 (a)	1,500,000	1,133,490
Johnson & Johnson
6.95%, 09/01/29	1,037,000	1,163,597
1.30%, 09/01/30 (a)	5,290,000	4,163,971
4.95%, 05/15/33	1,280,000	1,286,771
Kellogg Co.
2.10%, 06/01/30 (a)	1,475,000	1,173,717
7.45%, 04/01/31	1,850,000	2,018,276
5.25%, 03/01/33 (a)	1,200,000	1,143,096
Kenvue, Inc.
5.00%, 03/22/30 (a)(e)	3,020,000	2,943,383
4.90%, 03/22/33 (a)(e)	3,820,000	3,654,900
Keurig Dr Pepper, Inc.
3.95%, 04/15/29 (a)	3,050,000	2,815,699
3.20%, 05/01/30 (a)	2,250,000	1,939,770
2.25%, 03/15/31 (a)	1,425,000	1,123,199
4.05%, 04/15/32 (a)	2,525,000	2,231,595
Kimberly-Clark Corp.
3.95%, 11/01/28 (a)	1,000,000	950,100
3.20%, 04/25/29 (a)	2,085,000	1,896,287
3.10%, 03/26/30 (a)	2,800,000	2,460,864
2.00%, 11/02/31 (a)	1,760,000	1,390,435
4.50%, 02/16/33 (a)	1,060,000	1,003,428
Kraft Heinz Foods Co.
4.63%, 01/30/29 (a)	1,125,000	1,076,985
3.75%, 04/01/30 (a)	2,150,000	1,921,197
4.25%, 03/01/31 (a)	1,175,000	1,069,767
6.75%, 03/15/32	900,000	951,237
Kroger Co.
4.50%, 01/15/29 (a)	1,875,000	1,782,038
2.20%, 05/01/30 (a)	1,350,000	1,080,500
1.70%, 01/15/31 (a)	1,525,000	1,148,752
7.50%, 04/01/31	1,300,000	1,422,577
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	1,900,000	1,634,627
2.70%, 06/01/31 (a)	1,460,000	1,182,673
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	1,500,000	1,225,785
1.85%, 02/15/31 (a)	1,150,000	876,082
4.95%, 04/15/33 (a)	1,750,000	1,627,028
McKesson Corp.
5.10%, 07/15/33 (a)	1,800,000	1,721,232
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	2,950,000	2,748,987
Merck & Co., Inc.
1.90%, 12/10/28 (a)	3,020,000	2,577,630
3.40%, 03/07/29 (a)	5,250,000	4,801,492
4.30%, 05/17/30 (a)	2,210,000	2,087,544
1.45%, 06/24/30 (a)	3,800,000	2,979,618
2.15%, 12/10/31 (a)	5,900,000	4,665,012
4.50%, 05/17/33 (a)	4,400,000	4,121,304
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	950,000	982,785
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,225,000	1,872,805
1.50%, 02/04/31 (a)	1,450,000	1,091,386
3.00%, 03/17/32 (a)	2,425,000	1,997,618
1.88%, 10/15/32 (a)	1,675,000	1,249,852
Novartis Capital Corp.
2.20%, 08/14/30 (a)	4,340,000	3,600,941
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,075,000	760,713
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,005,000	794,945
PepsiCo, Inc.
7.00%, 03/01/29	1,500,000	1,648,755
2.63%, 07/29/29 (a)	3,250,000	2,853,695
2.75%, 03/19/30 (a)	4,175,000	3,616,134
1.63%, 05/01/30 (a)	2,970,000	2,384,554
1.40%, 02/25/31 (a)	2,170,000	1,669,186
1.95%, 10/21/31 (a)	3,725,000	2,938,727
3.90%, 07/18/32 (a)	3,650,000	3,324,055
4.45%, 02/15/33 (a)	3,150,000	3,018,330
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	8,955,000	8,576,920
4.75%, 05/19/33 (a)	14,735,000	13,967,896
Pfizer, Inc.
3.45%, 03/15/29 (a)	5,300,000	4,876,954
2.63%, 04/01/30 (a)	3,750,000	3,204,937
1.70%, 05/28/30 (a)	3,000,000	2,406,450
1.75%, 08/18/31 (a)	3,175,000	2,461,228
Pharmacia LLC
6.60%, 12/01/28	1,950,000	2,062,885
Philip Morris International, Inc.
3.38%, 08/15/29 (a)	2,275,000	2,003,865
5.63%, 11/17/29 (a)	3,650,000	3,607,331
5.13%, 02/15/30 (a)	6,600,000	6,332,766
2.10%, 05/01/30 (a)	2,325,000	1,854,071
5.50%, 09/07/30 (a)	1,600,000	1,555,872
1.75%, 11/01/30 (a)	2,375,000	1,809,322
5.75%, 11/17/32 (a)	4,475,000	4,366,526
5.38%, 02/15/33 (a)	6,600,000	6,250,266
5.63%, 09/07/33 (a)	3,000,000	2,887,350
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	925,000	705,368
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	3,000,000	2,506,290
3.50%, 03/01/32 (a)	2,785,000	2,157,484
6.25%, 07/01/33 (a)	3,010,000	2,834,186
Procter & Gamble Co.
3.00%, 03/25/30	4,515,000	4,010,539
1.20%, 10/29/30	3,525,000	2,725,072
1.95%, 04/23/31	3,000,000	2,433,000
2.30%, 02/01/32	2,575,000	2,123,783
4.05%, 01/26/33	2,550,000	2,375,503
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	2,025,000	1,689,174
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	1,550,000	1,447,282
2.95%, 06/30/30 (a)	2,310,000	1,942,987
2.80%, 06/30/31 (a)	1,600,000	1,314,240
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	3,775,000	2,907,505
Revvity, Inc.
3.30%, 09/15/29 (a)	2,535,000	2,197,591
2.55%, 03/15/31 (a)	1,300,000	1,026,532
2.25%, 09/15/31 (a)	1,450,000	1,104,320

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royalty Pharma PLC
2.20%, 09/02/30 (a)	2,950,000	2,287,430
2.15%, 09/02/31 (a)	1,750,000	1,311,503
Rush Obligated Group
3.92%, 11/15/29 (a)	1,100,000	1,004,267
Smith & Nephew PLC
2.03%, 10/14/30 (a)	3,025,000	2,330,793
Stanford Health Care
3.31%, 08/15/30 (a)	875,000	766,001
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	2,000,000	1,621,720
Stryker Corp.
1.95%, 06/15/30 (a)	3,075,000	2,465,320
Sutter Health
2.29%, 08/15/30 (a)	2,075,000	1,673,550
5.16%, 08/15/33 (a)	1,215,000	1,167,056
Sysco Corp.
2.40%, 02/15/30 (a)	1,550,000	1,276,084
5.95%, 04/01/30 (a)	2,775,000	2,799,670
2.45%, 12/14/31 (a)	1,510,000	1,182,255
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)	5,225,000	5,109,580
2.05%, 03/31/30 (a)	7,400,000	5,952,634
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28 (a)	2,125,000	1,798,090
2.60%, 10/01/29 (a)	2,775,000	2,384,724
4.98%, 08/10/30 (a)	1,800,000	1,751,148
2.00%, 10/15/31 (a)	3,750,000	2,909,400
4.95%, 11/21/32 (a)	1,900,000	1,826,774
5.09%, 08/10/33 (a)	3,000,000	2,903,340
Tyson Foods, Inc.
4.35%, 03/01/29 (a)	3,025,000	2,817,818
Unilever Capital Corp.
2.13%, 09/06/29 (a)	2,550,000	2,144,754
1.38%, 09/14/30 (a)	1,500,000	1,159,200
1.75%, 08/12/31 (a)	2,520,000	1,949,044
5.90%, 11/15/32	3,005,000	3,116,876
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	2,320,000	1,806,143
2.65%, 01/15/32 (a)	1,600,000	1,195,680
UPMC
5.04%, 05/15/33 (a)	450,000	424,661
Viatris, Inc.
2.70%, 06/22/30 (a)	4,400,000	3,438,072
Whirlpool Corp.
4.75%, 02/26/29 (a)	2,115,000	2,018,958
2.40%, 05/15/31 (a)	900,000	712,530
4.70%, 05/14/32 (a)	920,000	844,873
5.50%, 03/01/33 (a)	925,000	887,528
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,275,000	1,792,836
Zoetis, Inc.
2.00%, 05/15/30 (a)	2,300,000	1,841,771
5.60%, 11/16/32 (a)	2,170,000	2,163,164
		695,971,756
Energy 6.7%
Apache Corp.
4.38%, 10/15/28 (a)	1,000,000	905,800
4.25%, 01/15/30 (a)	1,350,000	1,198,031
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/29 (a)	1,550,000	1,347,043
4.49%, 05/01/30 (a)	1,425,000	1,337,206
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	1,500,000	1,399,035
3.40%, 02/15/31 (a)	1,475,000	1,225,666
3.60%, 09/01/32 (a)	1,525,000	1,243,333
BP Capital Markets America, Inc.
4.23%, 11/06/28 (a)	5,905,000	5,615,478
3.63%, 04/06/30 (a)	3,650,000	3,287,044
1.75%, 08/10/30 (a)	3,015,000	2,382,242
2.72%, 01/12/32 (a)	5,935,000	4,817,736
4.81%, 02/13/33 (a)	6,875,000	6,442,494
4.89%, 09/11/33 (a)	3,950,000	3,708,694
BP Capital Markets PLC
3.72%, 11/28/28 (a)	2,550,000	2,357,092
Burlington Resources LLC
7.20%, 08/15/31	1,350,000	1,482,314
7.40%, 12/01/31	1,000,000	1,119,710
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,450,000	1,204,124
7.20%, 01/15/32	1,175,000	1,235,748
6.45%, 06/30/33	1,150,000	1,151,472
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,475,000	1,146,813
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	3,350,000	2,972,756
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	4,470,000	4,048,837
4.00%, 03/01/31 (a)	4,400,000	3,756,412
3.25%, 01/31/32 (a)	3,800,000	3,024,800
5.95%, 06/30/33 (a)(e)	3,500,000	3,379,355
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	4,415,000	4,069,968
Chevron Corp.
2.24%, 05/11/30 (a)	4,550,000	3,796,520
Chevron USA, Inc.
3.25%, 10/15/29 (a)	1,590,000	1,433,767
Conoco Funding Co.
7.25%, 10/15/31	1,145,000	1,270,240
ConocoPhillips Co.
6.95%, 04/15/29	3,525,000	3,809,503
5.90%, 10/15/32	1,525,000	1,580,541
5.05%, 09/15/33 (a)	2,900,000	2,777,243
Coterra Energy, Inc.
4.38%, 03/15/29 (a)	1,295,000	1,198,652
DCP Midstream Operating LP
5.13%, 05/15/29 (a)	1,875,000	1,787,006
8.13%, 08/16/30	900,000	998,244
3.25%, 02/15/32 (a)	1,175,000	947,285
Devon Energy Corp.
4.50%, 01/15/30 (a)	1,680,000	1,525,356
7.88%, 09/30/31	2,100,000	2,302,944
7.95%, 04/15/32	1,100,000	1,218,492
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	3,115,000	2,767,273
3.13%, 03/24/31 (a)	2,350,000	1,960,581
6.25%, 03/15/33 (a)	3,335,000	3,340,770
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	1,250,000	1,063,988
Enable Midstream Partners LP
4.15%, 09/15/29 (a)	1,635,000	1,482,438
Enbridge, Inc.
3.13%, 11/15/29 (a)	2,800,000	2,411,640
5.70%, 03/08/33 (a)	7,700,000	7,383,299
2.50%, 08/01/33 (a)	2,100,000	1,559,712

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy Transfer LP
5.25%, 04/15/29 (a)	4,490,000	4,306,853
3.75%, 05/15/30 (a)	4,525,000	3,948,470
5.75%, 02/15/33 (a)	4,375,000	4,210,719
Enterprise Products Operating LLC
4.15%, 10/16/28 (a)	2,900,000	2,719,127
3.13%, 07/31/29 (a)	3,635,000	3,194,074
2.80%, 01/31/30 (a)	3,625,000	3,082,627
5.35%, 01/31/33 (a)	3,075,000	3,010,333
6.88%, 03/01/33	1,550,000	1,671,675
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,275,000	2,147,304
EQT Corp.
5.00%, 01/15/29 (a)	950,000	894,064
7.00%, 02/01/30 (a)(f)	2,070,000	2,137,399
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	3,650,000	3,158,819
3.48%, 03/19/30 (a)	6,035,000	5,444,837
2.61%, 10/15/30 (a)	6,045,000	5,108,388
Halliburton Co.
2.92%, 03/01/30 (a)	2,975,000	2,536,723
Helmerich and Payne, Inc.
2.90%, 09/29/31 (a)	1,700,000	1,343,816
Hess Corp.
7.88%, 10/01/29	1,450,000	1,569,785
7.30%, 08/15/31	1,850,000	1,963,386
7.13%, 03/15/33	1,637,000	1,731,062
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,010,000	890,416
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	900,000	952,146
7.75%, 03/15/32	875,000	939,453
7.30%, 08/15/33	1,700,000	1,787,873
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	2,300,000	1,755,935
7.80%, 08/01/31	1,700,000	1,842,324
7.75%, 01/15/32	3,050,000	3,310,012
4.80%, 02/01/33 (a)	2,510,000	2,262,589
5.20%, 06/01/33 (a)	4,000,000	3,702,760
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	1,600,000	1,363,520
Marathon Oil Corp.
6.80%, 03/15/32	1,725,000	1,750,892
MPLX LP
4.80%, 02/15/29 (a)	2,225,000	2,110,012
2.65%, 08/15/30 (a)	4,750,000	3,836,147
4.95%, 09/01/32 (a)	2,900,000	2,646,366
5.00%, 03/01/33 (a)	3,200,000	2,916,512
National Fuel Gas Co.
2.95%, 03/01/31 (a)	1,475,000	1,162,728
NOV, Inc.
3.60%, 12/01/29 (a)	1,490,000	1,304,704
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	2,890,000	3,243,505
6.63%, 09/01/30 (a)	4,200,000	4,256,868
6.13%, 01/01/31 (a)	3,715,000	3,663,733
7.50%, 05/01/31	2,600,000	2,753,010
7.88%, 09/15/31	1,375,000	1,488,726
ONEOK, Inc.
5.65%, 11/01/28 (a)	2,020,000	1,994,245
4.35%, 03/15/29 (a)	2,300,000	2,119,726
3.40%, 09/01/29 (a)	2,025,000	1,757,092
3.10%, 03/15/30 (a)	2,375,000	1,988,920
5.80%, 11/01/30 (a)	1,650,000	1,615,862
6.35%, 01/15/31 (a)	1,605,000	1,615,850
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 11/15/32 (a)	2,235,000	2,208,940
6.05%, 09/01/33 (a)	4,400,000	4,327,268
Ovintiv, Inc.
8.13%, 09/15/30	950,000	1,035,728
7.20%, 11/01/31	1,050,000	1,081,584
7.38%, 11/01/31	1,400,000	1,471,036
6.25%, 07/15/33 (a)	1,850,000	1,791,910
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	900,000	821,853
Phillips 66
2.15%, 12/15/30 (a)	2,570,000	2,024,260
Phillips 66 Co.
3.15%, 12/15/29 (a)	1,750,000	1,512,053
5.30%, 06/30/33 (a)	1,550,000	1,483,087
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	3,410,000	2,679,714
2.15%, 01/15/31 (a)	2,950,000	2,328,641
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,050,000	2,620,499
3.80%, 09/15/30 (a)	2,265,000	1,945,499
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	6,075,000	5,575,756
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	3,825,000	3,238,819
4.85%, 05/15/33 (a)	1,525,000	1,439,966
Shell International Finance BV
3.88%, 11/13/28 (a)	4,460,000	4,210,106
2.38%, 11/07/29 (a)	4,640,000	3,953,419
2.75%, 04/06/30 (a)	5,100,000	4,392,681
Suncor Energy, Inc.
7.15%, 02/01/32	1,590,000	1,673,380
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,500,000	2,128,750
6.13%, 03/15/33 (a)	2,750,000	2,699,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%, 01/15/29 (a)	2,210,000	2,214,022
5.50%, 03/01/30 (a)	2,750,000	2,574,110
4.88%, 02/01/31 (a)	2,950,000	2,634,615
4.00%, 01/15/32 (a)	2,925,000	2,457,175
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	1,175,000	1,220,155
Texas Eastern Transmission LP
7.00%, 07/15/32	1,350,000	1,444,595
Tosco Corp.
8.13%, 02/15/30	1,150,000	1,292,370
TotalEnergies Capital International S.A.
3.46%, 02/19/29 (a)	3,700,000	3,386,203
2.83%, 01/10/30 (a)	3,690,000	3,204,396
TotalEnergies Capital S.A.
3.88%, 10/11/28	2,995,000	2,813,892
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	3,825,000	3,422,839
2.50%, 10/12/31 (a)	2,975,000	2,306,607
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,400,000	2,062,944
Valero Energy Corp.
4.00%, 04/01/29 (a)	1,400,000	1,295,140
2.80%, 12/01/31 (a)	1,450,000	1,156,462
7.50%, 04/15/32	2,100,000	2,289,231
Western Midstream Operating LP
4.05%, 02/01/30 (a)	3,250,000	2,837,965
6.15%, 04/01/33 (a)	2,350,000	2,269,865

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Williams Cos., Inc.
3.50%, 11/15/30 (a)	3,525,000	3,035,518
7.50%, 01/15/31	975,000	1,039,184
2.60%, 03/15/31 (a)	4,755,000	3,789,783
8.75%, 03/15/32	100,000	113,683
4.65%, 08/15/32 (a)	3,060,000	2,779,153
5.65%, 03/15/33 (a)	2,600,000	2,514,850
		338,485,465
Industrial Other 0.2%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,025,000	1,970,689
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	2,525,000	2,279,141
Emory University
2.14%, 09/01/30 (a)	100,000	81,591
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,645,000	1,559,871
Johns Hopkins University
4.71%, 07/01/32 (a)	1,050,000	1,005,816
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,028,000	2,470,939
2.35%, 01/15/32 (a)	1,570,000	1,183,199
Yale University
1.48%, 04/15/30 (a)	1,550,000	1,236,885
		11,788,131
Technology 9.5%
Adobe, Inc.
2.30%, 02/01/30 (a)	3,925,000	3,303,358
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,525,000	1,370,091
Alphabet, Inc.
1.10%, 08/15/30 (a)	6,575,000	5,118,769
Amdocs Ltd.
2.54%, 06/15/30 (a)	2,080,000	1,671,488
Analog Devices, Inc.
1.70%, 10/01/28 (a)	2,650,000	2,235,010
2.10%, 10/01/31 (a)	3,025,000	2,390,567
Apple Inc.
3.25%, 08/08/29 (a)	2,900,000	2,646,801
2.20%, 09/11/29 (a)	5,270,000	4,519,605
4.15%, 05/10/30 (a)	1,400,000	1,335,530
1.65%, 05/11/30 (a)	5,205,000	4,221,463
1.25%, 08/20/30 (a)	3,735,000	2,922,974
1.65%, 02/08/31 (a)	8,275,000	6,561,247
1.70%, 08/05/31 (a)	2,980,000	2,346,571
3.35%, 08/08/32 (a)	4,600,000	4,057,706
4.30%, 05/10/33 (a)(c)	2,960,000	2,797,022
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,205,000	1,765,588
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	1,560,000	1,219,000
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,435,000	1,218,473
2.40%, 12/15/31 (a)	3,100,000	2,441,095
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	2,980,000	2,300,679
Avnet, Inc.
3.00%, 05/15/31 (a)	900,000	700,596
5.50%, 06/01/32 (a)	950,000	874,589
Baidu, Inc.
4.88%, 11/14/28 (a)	1,200,000	1,154,532
3.43%, 04/07/30 (a)	1,175,000	1,009,725
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 10/09/30 (a)	900,000	712,323
2.38%, 08/23/31 (a)	2,250,000	1,733,873
Broadcom, Inc.
4.00%, 04/15/29 (a)(e)	2,250,000	2,030,580
4.75%, 04/15/29 (a)	4,910,000	4,630,719
5.00%, 04/15/30 (a)	1,855,000	1,769,151
4.15%, 11/15/30 (a)	5,560,000	4,929,162
2.45%, 02/15/31 (a)(e)	8,175,000	6,390,561
4.15%, 04/15/32 (a)(e)	3,750,000	3,251,025
4.30%, 11/15/32 (a)	5,950,000	5,193,457
2.60%, 02/15/33 (a)(e)	5,325,000	3,974,207
3.42%, 04/15/33 (a)(e)	6,245,000	4,986,945
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	2,200,000	1,859,418
2.60%, 05/01/31 (a)	2,925,000	2,318,969
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (a)	1,500,000	1,296,345
3.25%, 02/15/29 (a)	2,150,000	1,836,659
3.57%, 12/01/31 (a)	3,050,000	2,501,122
CGI, Inc.
2.30%, 09/14/31 (a)	1,305,000	983,030
Concentrix Corp.
6.85%, 08/02/33 (a)	1,690,000	1,563,318
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	5,240,000	5,087,411
6.20%, 07/15/30 (a)	2,275,000	2,293,632
5.75%, 02/01/33 (a)	3,015,000	2,933,474
Equifax, Inc.
3.10%, 05/15/30 (a)	1,750,000	1,459,378
2.35%, 09/15/31 (a)	2,925,000	2,224,170
Equinix, Inc.
3.20%, 11/18/29 (a)	3,630,000	3,105,755
2.15%, 07/15/30 (a)	3,200,000	2,510,208
2.50%, 05/15/31 (a)	3,075,000	2,403,666
3.90%, 04/15/32 (a)	3,500,000	2,992,325
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,475,000	1,221,005
Fidelity National Information Services, Inc.
3.75%, 05/21/29 (a)	1,750,000	1,598,713
2.25%, 03/01/31 (a)	3,910,000	3,057,385
5.10%, 07/15/32 (a)	2,175,000	2,053,853
Fiserv, Inc.
4.20%, 10/01/28 (a)	2,900,000	2,719,214
3.50%, 07/01/29 (a)	8,725,000	7,778,163
2.65%, 06/01/30 (a)	3,250,000	2,670,688
5.60%, 03/02/33 (a)	2,800,000	2,716,196
5.63%, 08/21/33 (a)	3,800,000	3,684,936
Flex Ltd.
4.88%, 06/15/29 (a)	1,950,000	1,823,016
4.88%, 05/12/30 (a)	1,950,000	1,817,576
Fortinet, Inc.
2.20%, 03/15/31 (a)	1,595,000	1,236,667
Global Payments, Inc.
3.20%, 08/15/29 (a)	4,055,000	3,449,426
5.30%, 08/15/29 (a)	1,100,000	1,049,059
2.90%, 05/15/30 (a)	2,975,000	2,436,257
2.90%, 11/15/31 (a)	2,200,000	1,727,748
5.40%, 08/15/32 (a)	2,275,000	2,132,767
HP, Inc.
4.00%, 04/15/29 (a)	3,025,000	2,763,821
3.40%, 06/17/30 (a)	250,000	212,688
2.65%, 06/17/31 (a)	3,050,000	2,383,575
4.20%, 04/15/32 (a)	3,050,000	2,640,233
5.50%, 01/15/33 (a)	3,300,000	3,095,862

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intel Corp.
4.00%, 08/05/29 (a)	2,830,000	2,640,277
2.45%, 11/15/29 (a)	6,000,000	5,098,440
5.13%, 02/10/30 (a)	3,680,000	3,610,117
3.90%, 03/25/30 (a)	4,575,000	4,174,825
2.00%, 08/12/31 (a)	3,675,000	2,877,709
4.15%, 08/05/32 (a)	3,750,000	3,414,900
4.00%, 12/15/32	2,455,000	2,191,554
5.20%, 02/10/33 (a)	6,250,000	6,052,687
International Business Machines Corp.
3.50%, 05/15/29	9,575,000	8,659,438
1.95%, 05/15/30 (a)	4,195,000	3,370,515
2.72%, 02/09/32 (a)	1,650,000	1,351,977
4.40%, 07/27/32 (a)	2,320,000	2,136,349
5.88%, 11/29/32	1,875,000	1,931,700
4.75%, 02/06/33 (a)	1,850,000	1,743,533
Intuit, Inc.
1.65%, 07/15/30 (a)	1,500,000	1,180,275
5.20%, 09/15/33 (a)	3,700,000	3,604,059
Jabil, Inc.
5.45%, 02/01/29 (a)	875,000	850,868
3.60%, 01/15/30 (a)	1,470,000	1,274,769
3.00%, 01/15/31 (a)	1,760,000	1,427,606
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	1,500,000	1,335,405
2.00%, 12/10/30 (a)	1,175,000	883,189
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	1,475,000	1,267,350
KLA Corp.
4.10%, 03/15/29 (a)	2,325,000	2,196,683
4.65%, 07/15/32 (a)	2,900,000	2,749,113
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	1,322,000	1,087,543
3.15%, 10/15/31 (a)	2,075,000	1,569,966
Lam Research Corp.
4.00%, 03/15/29 (a)	3,025,000	2,845,103
1.90%, 06/15/30 (a)	2,200,000	1,767,172
Leidos, Inc.
4.38%, 05/15/30 (a)	2,250,000	2,013,548
2.30%, 02/15/31 (a)	3,075,000	2,363,384
5.75%, 03/15/33 (a)	2,175,000	2,083,933
Marvell Technology, Inc.
5.75%, 02/15/29 (a)	1,000,000	991,260
2.95%, 04/15/31 (a)	2,575,000	2,085,570
5.95%, 09/15/33 (a)	1,500,000	1,473,690
Mastercard, Inc.
2.95%, 06/01/29 (a)	3,125,000	2,780,875
3.35%, 03/26/30 (a)	4,365,000	3,905,627
1.90%, 03/15/31 (a)	1,800,000	1,431,432
2.00%, 11/18/31 (a)	2,300,000	1,804,902
4.85%, 03/09/33 (a)	2,315,000	2,233,512
Micron Technology, Inc.
5.33%, 02/06/29 (a)	2,125,000	2,043,974
6.75%, 11/01/29 (a)	3,850,000	3,917,028
4.66%, 02/15/30 (a)	2,600,000	2,369,536
2.70%, 04/15/32 (a)	2,935,000	2,241,900
5.88%, 02/09/33 (a)	2,285,000	2,185,580
5.88%, 09/15/33 (a)	2,500,000	2,382,425
Moody's Corp.
4.25%, 02/01/29 (a)	1,225,000	1,157,331
2.00%, 08/19/31 (a)	1,800,000	1,397,520
4.25%, 08/08/32 (a)	1,450,000	1,316,325
Motorola Solutions, Inc.
4.60%, 05/23/29 (a)	2,325,000	2,198,264
2.30%, 11/15/30 (a)	2,750,000	2,133,258
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 05/24/31 (a)	2,500,000	1,976,875
5.60%, 06/01/32 (a)	1,850,000	1,770,506
NetApp, Inc.
2.70%, 06/22/30 (a)	2,187,000	1,775,057
NVIDIA Corp.
2.85%, 04/01/30 (a)	4,390,000	3,829,221
2.00%, 06/15/31 (a)	3,800,000	3,040,380
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	1,450,000	1,426,829
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/29 (a)	2,925,000	2,682,283
3.40%, 05/01/30 (a)	2,975,000	2,544,815
2.50%, 05/11/31 (a)	2,975,000	2,323,921
2.65%, 02/15/32 (a)	2,975,000	2,303,483
5.00%, 01/15/33 (a)	3,190,000	2,933,396
Oracle Corp.
6.15%, 11/09/29 (a)	3,750,000	3,810,300
2.95%, 04/01/30 (a)	9,675,000	8,141,416
4.65%, 05/06/30 (a)	2,275,000	2,127,375
3.25%, 05/15/30 (a)	1,575,000	1,344,861
2.88%, 03/25/31 (a)	9,770,000	7,986,291
6.25%, 11/09/32 (a)	6,625,000	6,708,276
4.90%, 02/06/33 (a)	4,490,000	4,139,286
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	4,400,000	3,817,396
2.30%, 06/01/30 (a)	3,090,000	2,525,364
4.40%, 06/01/32 (a)	3,000,000	2,776,080
Qorvo, Inc.
4.38%, 10/15/29 (a)	2,600,000	2,291,874
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	3,535,000	2,926,379
1.65%, 05/20/32 (a)	3,745,000	2,801,634
4.25%, 05/20/32 (a)	1,500,000	1,390,245
5.40%, 05/20/33 (a)	2,125,000	2,130,376
RELX Capital, Inc.
4.00%, 03/18/29 (a)	2,910,000	2,712,440
3.00%, 05/22/30 (a)	2,200,000	1,882,628
4.75%, 05/20/32 (a)	1,500,000	1,401,660
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,125,000	1,841,610
2.00%, 06/30/30 (a)	1,885,000	1,490,790
1.75%, 02/15/31 (a)	2,890,000	2,194,001
S&P Global, Inc.
2.70%, 03/01/29 (a)	3,575,000	3,132,057
4.25%, 05/01/29 (a)	2,690,000	2,539,790
2.50%, 12/01/29 (a)	1,572,000	1,332,930
1.25%, 08/15/30 (a)	1,975,000	1,506,609
2.90%, 03/01/32 (a)	4,350,000	3,582,268
5.25%, 09/15/33 (a)(e)	2,100,000	2,046,702
Salesforce, Inc.
1.95%, 07/15/31 (a)	4,375,000	3,460,975
ServiceNow, Inc.
1.40%, 09/01/30 (a)	4,440,000	3,405,169
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	1,475,000	1,153,553
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	1,540,000	1,151,581
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,450,000	1,167,395
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	1,550,000	1,178,264
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	2,200,000	1,874,598
1.75%, 05/04/30 (a)	2,275,000	1,841,590
1.90%, 09/15/31 (a)	1,560,000	1,229,576

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 08/16/32 (a)	1,180,000	1,039,096
4.90%, 03/14/33 (a)	2,875,000	2,780,585
Trimble, Inc.
6.10%, 03/15/33 (a)	2,350,000	2,307,512
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	1,500,000	1,413,525
2.50%, 10/25/31 (a)	3,525,000	2,840,480
4.25%, 04/22/32 (a)	2,950,000	2,718,248
Tyco Electronics Group S.A.
2.50%, 02/04/32 (a)	1,800,000	1,444,014
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,250,000	1,792,148
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	1,815,000	1,692,034
5.75%, 04/01/33 (a)	1,515,000	1,504,956
Visa, Inc.
2.05%, 04/15/30 (a)	4,650,000	3,842,899
1.10%, 02/15/31 (a)	2,920,000	2,206,381
VMware, Inc.
4.70%, 05/15/30 (a)	2,190,000	2,014,428
2.20%, 08/15/31 (a)	4,475,000	3,374,642
Western Digital Corp.
2.85%, 02/01/29 (a)	1,475,000	1,183,496
3.10%, 02/01/32 (a)	1,545,000	1,133,319
Western Union Co.
2.75%, 03/15/31 (a)	975,000	746,226
Workday, Inc.
3.70%, 04/01/29 (a)	2,275,000	2,063,516
3.80%, 04/01/32 (a)	3,700,000	3,173,712
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,240,000	1,858,730
		476,006,258
Transportation 1.3%
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	1,237,693	1,105,161
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	1,132,313	1,024,029
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	1,221,726	1,092,113
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,377,241	1,179,511
Canadian National Railway Co.
3.85%, 08/05/32 (a)	2,375,000	2,114,771
Canadian Pacific Railway Co.
2.88%, 11/15/29 (a)	250,000	214,848
2.05%, 03/05/30 (a)	1,910,000	1,545,171
7.13%, 10/15/31	1,125,000	1,215,338
2.45%, 12/02/31 (a)	4,450,000	3,848,226
CSX Corp.
4.25%, 03/15/29 (a)	2,750,000	2,601,747
2.40%, 02/15/30 (a)	1,350,000	1,124,037
4.10%, 11/15/32 (a)	2,810,000	2,527,735
FedEx Corp.
4.20%, 10/17/28 (a)	900,000	855,171
3.10%, 08/05/29 (a)	3,050,000	2,684,091
4.25%, 05/15/30 (a)	2,300,000	2,124,349
2.40%, 05/15/31 (a)	3,050,000	2,447,015
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,225,000	934,124
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,472,613	1,243,298
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JetBlue 2020-1 Class A Pass-Through Trust
Series 1A 4.00%, 05/15/34 (c)	1,714,635	1,543,120
Norfolk Southern Corp.
2.55%, 11/01/29 (a)	1,175,000	991,688
5.05%, 08/01/30 (a)	1,400,000	1,349,096
2.30%, 05/15/31 (a)	1,570,000	1,259,156
3.00%, 03/15/32 (a)	1,775,000	1,463,097
4.45%, 03/01/33 (a)	1,907,000	1,743,990
Southwest Airlines Co.
2.63%, 02/10/30 (a)	1,485,000	1,223,774
Spirit Airlines Pass-Through Trust 2015-1A
4.10%, 10/01/29	29,369	26,624
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	1,900,000	1,427,565
Union Pacific Corp.
6.63%, 02/01/29	1,125,000	1,200,071
3.70%, 03/01/29 (a)	2,250,000	2,089,868
2.40%, 02/05/30 (a)	2,390,000	2,002,270
2.38%, 05/20/31 (a)	3,055,000	2,476,078
2.80%, 02/14/32 (a)	3,788,000	3,118,812
4.50%, 01/20/33 (a)	2,665,000	2,481,035
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	1,489,444	1,312,051
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	1,652,018	1,466,480
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	908,698	821,081
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	1,760,945	1,451,688
United Parcel Service, Inc.
3.40%, 03/15/29 (a)	2,300,000	2,112,044
2.50%, 09/01/29 (a)	1,175,000	1,012,744
4.45%, 04/01/30 (a)	2,275,000	2,178,131
4.88%, 03/03/33 (a)	2,650,000	2,556,799
		67,187,997
		2,769,511,594

Utility 8.0%
Electric 7.1%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	1,850,000	1,461,463
4.70%, 05/15/32 (a)	1,205,000	1,105,792
5.40%, 06/01/33 (a)	1,300,000	1,241,344
AES Corp.
2.45%, 01/15/31 (a)	2,920,000	2,244,925
Alabama Power Co.
1.45%, 09/15/30 (a)	1,755,000	1,341,943
3.05%, 03/15/32 (a)	2,055,000	1,713,048
3.94%, 09/01/32 (a)	1,325,000	1,171,327
Ameren Corp.
3.50%, 01/15/31 (a)	2,550,000	2,191,674
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,070,000	816,678
3.85%, 09/01/32 (a)	1,425,000	1,248,656
4.95%, 06/01/33 (a)	1,425,000	1,349,589
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	1,725,000	1,620,085
2.30%, 03/01/30 (a)	1,350,000	1,084,725
5.95%, 11/01/32 (a)	1,735,000	1,730,957
5.63%, 03/01/33 (a)	2,510,000	2,431,412

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,580,000	1,271,710
4.50%, 08/01/32 (a)	1,500,000	1,345,335
Arizona Public Service Co.
2.60%, 08/15/29 (a)	1,150,000	984,124
2.20%, 12/15/31 (a)	1,365,000	1,033,482
6.35%, 12/15/32 (a)	1,150,000	1,178,612
5.55%, 08/01/33 (a)	1,555,000	1,507,230
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	1,100,000	1,028,643
2.30%, 03/15/31 (a)	1,125,000	893,869
Avangrid, Inc.
3.80%, 06/01/29 (a)	2,275,000	2,022,816
Baltimore Gas and Electric Co.
2.25%, 06/15/31 (a)	1,875,000	1,491,619
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	3,005,000	2,668,650
1.65%, 05/15/31 (a)	1,550,000	1,163,926
Black Hills Corp.
3.05%, 10/15/29 (a)	1,405,000	1,186,466
2.50%, 06/15/30 (a)	1,280,000	1,024,563
4.35%, 05/01/33 (a)	920,000	786,922
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	500,000	496,250
2.35%, 04/01/31 (a)	1,125,000	909,776
3.00%, 03/01/32 (a)	900,000	746,343
4.45%, 10/01/32 (a)	1,495,000	1,374,279
6.95%, 03/15/33	950,000	1,034,408
4.95%, 04/01/33 (a)	1,740,000	1,654,183
CenterPoint Energy, Inc.
4.25%, 11/01/28 (a)	40,000	36,968
2.95%, 03/01/30 (a)	1,180,000	991,849
2.65%, 06/01/31 (a)	1,450,000	1,160,305
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	2,095,000	1,799,584
3.75%, 12/01/50 (a)(b)	1,125,000	848,093
Commonwealth Edison Co.
2.20%, 03/01/30 (a)	1,060,000	865,225
3.15%, 03/15/32 (a)	905,000	761,548
4.90%, 02/01/33 (a)	1,150,000	1,097,790
Connecticut Light and Power Co.
2.05%, 07/01/31 (a)	1,505,000	1,177,166
4.90%, 07/01/33 (a)	900,000	854,721
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	1,583,000	1,475,214
3.35%, 04/01/30 (a)	1,750,000	1,536,535
2.40%, 06/15/31 (a)	2,590,000	2,082,956
5.20%, 03/01/33 (a)	1,455,000	1,406,607
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	1,760,000	1,718,218
Consumers Energy Co.
3.80%, 11/15/28 (a)	925,000	860,444
4.90%, 02/15/29 (a)	1,300,000	1,270,360
3.60%, 08/15/32 (a)	745,000	645,915
4.63%, 05/15/33 (a)	2,000,000	1,864,780
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	500,000	390,995
6.63%, 02/01/32	850,000	897,966
5.30%, 05/15/33	1,000,000	976,730
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,465,000	3,844,454
2.25%, 08/15/31 (a)	2,540,000	1,964,080
4.35%, 08/15/32 (a)	1,195,000	1,068,043
5.38%, 11/15/32 (a)	2,500,000	2,389,450
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 03/15/33	1,000,000	1,012,900
5.25%, 08/01/33	1,500,000	1,405,005
DTE Electric Co.
2.25%, 03/01/30 (a)	1,801,000	1,490,021
2.63%, 03/01/31 (a)	1,800,000	1,488,078
3.00%, 03/01/32 (a)	1,405,000	1,165,167
5.20%, 04/01/33 (a)	1,750,000	1,700,842
DTE Energy Co.
3.40%, 06/15/29 (a)	1,500,000	1,323,705
2.95%, 03/01/30 (a)	925,000	776,038
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	1,950,000	1,830,426
6.00%, 12/01/28	125,000	127,590
2.45%, 08/15/29 (a)	1,345,000	1,140,210
2.45%, 02/01/30 (a)	1,600,000	1,338,032
2.55%, 04/15/31 (a)	1,625,000	1,332,207
2.85%, 03/15/32 (a)	1,538,000	1,256,608
6.45%, 10/15/32	1,250,000	1,296,125
4.95%, 01/15/33 (a)	3,750,000	3,569,137
Duke Energy Corp.
3.40%, 06/15/29 (a)	1,785,000	1,584,402
2.45%, 06/01/30 (a)	2,645,000	2,148,533
2.55%, 06/15/31 (a)	3,040,000	2,410,294
4.50%, 08/15/32 (a)	3,450,000	3,105,379
5.75%, 09/15/33 (a)	1,750,000	1,717,835
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	2,373,000	2,012,209
1.75%, 06/15/30 (a)	1,500,000	1,178,610
2.40%, 12/15/31 (a)	1,965,000	1,557,243
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	1,200,000	1,100,796
2.13%, 06/01/30 (a)	1,225,000	985,831
5.25%, 04/01/33 (a)	1,220,000	1,179,533
Duke Energy Progress LLC
3.45%, 03/15/29 (a)	1,800,000	1,632,942
2.00%, 08/15/31 (a)	1,985,000	1,536,370
3.40%, 04/01/32 (a)	1,550,000	1,316,803
5.25%, 03/15/33 (a)	1,450,000	1,405,949
Edison International
5.25%, 11/15/28 (a)	1,600,000	1,540,064
6.95%, 11/15/29 (a)	1,775,000	1,832,261
Emera US Finance LP
2.64%, 06/15/31 (a)	1,320,000	1,021,601
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,265,000	1,214,957
5.30%, 09/15/33 (a)	900,000	868,428
Entergy Corp.
2.80%, 06/15/30 (a)	1,750,000	1,456,000
2.40%, 06/15/31 (a)	1,720,000	1,343,939
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,025,000	772,543
3.05%, 06/01/31 (a)	1,050,000	873,810
2.35%, 06/15/32 (a)	1,475,000	1,135,647
4.00%, 03/15/33 (a)	2,210,000	1,921,728
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	900,000	846,018
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	875,000	807,196
1.75%, 03/15/31 (a)	1,772,000	1,352,692
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,275,000	1,030,264
4.95%, 04/15/33 (a)	740,000	694,897
Evergy, Inc.
2.90%, 09/15/29 (a)	2,491,000	2,128,584

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eversource Energy
4.25%, 04/01/29 (a)	1,520,000	1,419,726
1.65%, 08/15/30 (a)	1,875,000	1,437,487
2.55%, 03/15/31 (a)	1,050,000	840,032
3.38%, 03/01/32 (a)	1,925,000	1,595,960
5.13%, 05/15/33 (a)	2,200,000	2,050,906
Exelon Corp.
4.05%, 04/15/30 (a)	3,890,000	3,504,306
3.35%, 03/15/32 (a)	1,950,000	1,623,258
5.30%, 03/15/33 (a)	2,335,000	2,227,497
Florida Power & Light Co.
4.63%, 05/15/30 (a)	1,460,000	1,393,672
2.45%, 02/03/32 (a)	4,475,000	3,595,976
5.10%, 04/01/33 (a)	2,200,000	2,129,974
4.80%, 05/15/33 (a)	2,135,000	2,018,429
Georgia Power Co.
2.65%, 09/15/29 (a)	2,045,000	1,738,598
4.70%, 05/15/32 (a)	2,050,000	1,900,965
4.95%, 05/17/33 (a)	2,906,000	2,729,751
Interstate Power and Light Co.
3.60%, 04/01/29 (a)	925,000	834,424
2.30%, 06/01/30 (a)	1,000,000	800,650
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,475,000	1,294,976
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,000,000	978,390
Louisville Gas and Electric Co.
5.45%, 04/15/33 (a)	1,340,000	1,312,610
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	2,700,000	2,470,878
6.75%, 12/30/31	1,175,000	1,258,155
National Grid PLC
5.81%, 06/12/33 (a)	2,365,000	2,300,483
National Rural Utilities Cooperative Finance Corp.
3.90%, 11/01/28 (a)	1,150,000	1,070,869
3.70%, 03/15/29 (a)	1,300,000	1,187,797
2.40%, 03/15/30 (a)	1,525,000	1,254,480
1.35%, 03/15/31 (a)	1,150,000	842,812
1.65%, 06/15/31 (a)	1,200,000	892,812
8.00%, 03/01/32	1,405,000	1,589,420
2.75%, 04/15/32 (a)	1,725,000	1,369,891
4.02%, 11/01/32 (a)	1,750,000	1,544,235
4.15%, 12/15/32 (a)	1,350,000	1,203,566
5.80%, 01/15/33 (a)	1,767,000	1,766,205
Nevada Power Co.
3.70%, 05/01/29 (a)	1,450,000	1,318,963
2.40%, 05/01/30 (a)	1,285,000	1,050,603
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/29 (a)	1,475,000	1,321,290
2.75%, 11/01/29 (a)	3,015,000	2,562,207
5.00%, 02/28/30 (a)	1,897,000	1,812,982
2.25%, 06/01/30 (a)	6,202,000	4,965,135
2.44%, 01/15/32 (a)	2,840,000	2,200,858
5.00%, 07/15/32 (a)	2,950,000	2,760,905
5.05%, 02/28/33 (a)	2,975,000	2,778,233
5.65%, 05/01/79 (a)(b)	1,500,000	1,386,390
Northern States Power Co.
2.25%, 04/01/31 (a)	1,230,000	985,255
NSTAR Electric Co.
3.25%, 05/15/29 (a)	1,275,000	1,147,283
3.95%, 04/01/30 (a)	1,480,000	1,351,432
1.95%, 08/15/31 (a)	930,000	713,133
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Power Co.
2.60%, 04/01/30 (a)	1,115,000	923,621
1.63%, 01/15/31 (a)	1,420,000	1,080,833
5.00%, 06/01/33 (a)	1,022,000	959,290
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	830,000	720,025
3.25%, 04/01/30 (a)	900,000	778,221
5.40%, 01/15/33 (a)	1,390,000	1,346,938
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	1,875,000	1,737,675
5.75%, 03/15/29 (a)	1,025,000	1,041,831
2.75%, 05/15/30 (a)	2,050,000	1,729,175
7.00%, 05/01/32	1,410,000	1,529,089
4.15%, 06/01/32 (a)	1,150,000	1,050,744
4.55%, 09/15/32 (a)	2,225,000	2,048,624
7.25%, 01/15/33	950,000	1,051,223
Pacific Gas and Electric Co.
6.10%, 01/15/29 (a)	2,500,000	2,440,150
4.20%, 03/01/29 (a)	1,400,000	1,238,328
4.55%, 07/01/30 (a)	9,315,000	8,232,876
2.50%, 02/01/31 (a)	6,095,000	4,637,990
3.25%, 06/01/31 (a)	2,950,000	2,349,232
4.40%, 03/01/32 (a)	485,000	411,042
5.90%, 06/15/32 (a)	1,860,000	1,737,482
6.15%, 01/15/33 (a)	2,550,000	2,422,219
6.40%, 06/15/33 (a)	3,505,000	3,383,587
PacifiCorp
3.50%, 06/15/29 (a)	1,225,000	1,093,068
2.70%, 09/15/30 (a)	1,240,000	1,014,010
7.70%, 11/15/31	925,000	1,034,030
PECO Energy Co.
4.90%, 06/15/33 (a)	1,514,000	1,442,252
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,300,000	1,167,660
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	1,800,000	1,718,262
Progress Energy, Inc.
7.75%, 03/01/31	2,025,000	2,209,012
7.00%, 10/30/31	1,150,000	1,213,756
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,100,000	853,864
1.88%, 06/15/31 (a)	2,200,000	1,688,698
4.10%, 06/01/32 (a)	775,000	688,254
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,050,000	830,519
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,240,000	960,231
5.25%, 01/15/33 (a)	1,400,000	1,332,996
Public Service Electric and Gas Co.
3.20%, 05/15/29 (a)	1,050,000	937,251
2.45%, 01/15/30 (a)	990,000	827,996
1.90%, 08/15/31 (a)	1,375,000	1,065,295
3.10%, 03/15/32 (a)	1,500,000	1,263,405
4.90%, 12/15/32 (a)	1,175,000	1,128,693
4.65%, 03/15/33 (a)	1,500,000	1,410,750
5.20%, 08/01/33 (a)	1,300,000	1,270,477
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	1,675,000	1,284,608
2.45%, 11/15/31 (a)	2,550,000	1,978,698
Puget Energy, Inc.
4.10%, 06/15/30 (a)	1,600,000	1,393,600
4.22%, 03/15/32 (a)	1,315,000	1,122,537
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	2,385,000	1,847,182
3.00%, 03/15/32 (a)	1,515,000	1,248,102

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southern California Edison Co.
5.65%, 10/01/28 (a)	500,000	499,725
4.20%, 03/01/29 (a)	1,550,000	1,444,181
6.65%, 04/01/29	985,000	1,009,369
2.85%, 08/01/29 (a)	1,745,000	1,503,160
2.25%, 06/01/30 (a)	1,650,000	1,324,785
2.50%, 06/01/31 (a)	1,405,000	1,120,249
2.75%, 02/01/32 (a)	1,695,000	1,357,034
5.95%, 11/01/32 (a)	2,160,000	2,157,408
Southern Co.
5.50%, 03/15/29 (a)	1,500,000	1,491,300
3.70%, 04/30/30 (a)	3,075,000	2,721,836
5.70%, 10/15/32 (a)	1,475,000	1,450,338
5.20%, 06/15/33 (a)	2,235,000	2,112,701
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,190,000	1,124,491
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,210,000	962,386
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,050,000	797,360
3.25%, 05/15/32 (a)	810,000	672,786
Union Electric Co.
3.50%, 03/15/29 (a)	1,325,000	1,201,563
2.95%, 03/15/30 (a)	1,400,000	1,198,666
2.15%, 03/15/32 (a)	1,545,000	1,185,309
Virginia Electric & Power Co.
5.00%, 04/01/33 (a)	2,375,000	2,227,061
Virginia Electric and Power Co.
2.88%, 07/15/29 (a)	2,350,000	2,047,508
2.30%, 11/15/31 (a)	1,450,000	1,133,291
2.40%, 03/30/32 (a)	1,775,000	1,387,003
5.30%, 08/15/33 (a)	1,250,000	1,198,738
WEC Energy Group, Inc.
2.20%, 12/15/28 (a)	1,550,000	1,315,950
1.80%, 10/15/30 (a)	1,350,000	1,028,390
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,525,000	1,438,319
5.63%, 05/15/33	900,000	901,854
Wisconsin Power & Light Co.
4.95%, 04/01/33 (a)	945,000	888,272
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	1,000,000	878,060
1.95%, 09/16/31 (a)	975,000	743,769
3.95%, 09/01/32 (a)	1,800,000	1,585,080
Xcel Energy, Inc.
2.60%, 12/01/29 (a)	1,450,000	1,218,058
3.40%, 06/01/30 (a)	1,850,000	1,599,288
2.35%, 11/15/31 (a)	875,000	668,938
4.60%, 06/01/32 (a)	2,025,000	1,838,983
5.45%, 08/15/33 (a)	2,550,000	2,436,474
		357,787,212
Natural Gas 0.7%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	1,550,000	1,344,935
1.50%, 01/15/31 (a)	1,765,000	1,337,517
5.45%, 10/15/32 (a)	850,000	845,087
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	1,425,000	1,103,591
4.40%, 07/01/32 (a)	1,550,000	1,402,084
5.40%, 03/01/33 (a)	1,780,000	1,715,831
NiSource, Inc.
2.95%, 09/01/29 (a)	2,300,000	1,982,945
3.60%, 05/01/30 (a)	3,015,000	2,633,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.70%, 02/15/31 (a)	2,190,000	1,637,178
5.40%, 06/30/33 (a)	1,410,000	1,348,637
ONE Gas, Inc.
2.00%, 05/15/30 (a)	900,000	718,254
4.25%, 09/01/32 (a)	850,000	768,485
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	1,775,000	1,573,307
2.50%, 03/15/31 (a)	1,259,000	992,797
5.40%, 06/15/33 (a)	875,000	836,028
Sempra
3.70%, 04/01/29 (a)	1,490,000	1,342,356
5.50%, 08/01/33 (a)	1,860,000	1,782,438
Southern California Gas Co.
2.55%, 02/01/30 (a)	2,325,000	1,928,099
5.20%, 06/01/33 (a)	1,370,000	1,296,924
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,500,000	1,132,935
5.15%, 09/15/32 (a)	1,475,000	1,392,769
5.75%, 09/15/33 (a)	1,500,000	1,471,890
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,425,000	1,121,204
4.05%, 03/15/32 (a)	1,725,000	1,492,953
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,200,000	1,129,848
		34,331,242
Utility Other 0.2%
American Water Capital Corp.
3.45%, 06/01/29 (a)	1,700,000	1,533,791
2.80%, 05/01/30 (a)	1,500,000	1,268,475
2.30%, 06/01/31 (a)	1,625,000	1,295,336
4.45%, 06/01/32 (a)	2,450,000	2,262,306
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	1,185,000	1,070,256
2.70%, 04/15/30 (a)	1,625,000	1,343,241
2.40%, 05/01/31 (a)	1,060,000	825,401
		9,598,806
		401,717,260
Total Corporates (Cost $5,212,772,679)		4,933,391,061

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (h)	14,934,017	14,934,017
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (h)(i)	15,664,271	15,664,271
		30,598,288
Total Short-Term Investments (Cost $30,598,288)		30,598,288
Total Investments in Securities (Cost $5,243,370,967)		4,963,989,349

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 12/19/23	6	648,375	170
10 Year US Treasury Notes Ultra Futures, expires 12/19/23	95	10,598,437	(97,253)
5 Year US Treasury Notes (CBOT), expires 12/29/23	119	12,537,766	3,627
			(93,456)

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $15,227,301.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $48,596,382 or 1.0% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2023:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/23	FACE AMOUNT AT 9/30/23	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
The Charles Schwab Corp.
3.20%, 01/25/28	$93,366	$—	($95,403 )	($11,008 )	$13,159	($114 )	$—	$—	$275
2.00%, 03/20/28	219,822	—	(215,029)	(31,647)	26,718	136	—	—	1,292
4.00%, 02/01/29	95,256	1,574,118	(23,278)	(362)	(64,273)	4,418	1,585,879	1,725,000	35,650
3.25%, 05/22/29	95,357	1,563,377	(87,606)	(1,636)	(59,694)	11,524	1,521,322	1,755,000	29,064
2.75%, 10/01/29	65,514	1,037,711	—	—	(40,501)	10,431	1,073,155	1,275,000	18,162
4.63%, 03/22/30	73,735	1,402,753	(120,539)	677	(38,688)	2,598	1,320,536	1,410,000	33,926
1.65%, 03/11/31	97,482	1,616,645	(19,241)	(127)	(92,548)	24,931	1,627,142	2,200,000	18,542
2.30%, 05/13/31	102,387	1,706,695	(19,813)	(214)	(92,964)	19,747	1,715,838	2,220,000	25,533
1.95%, 12/01/31	125,647	1,902,640	(94,372)	(2,178)	(120,957)	25,470	1,836,250	2,500,000	24,833
2.90%, 03/03/32	165,959	2,372,019	(101,883)	(1,969)	(149,743)	20,753	2,305,136	2,920,000	43,393
5.85%, 05/19/34	—	3,970,960	(73,527)	(106)	(226,603)	(1,097)	3,669,627	3,850,000	62,737

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 9/30/23	FACE AMOUNT AT 9/30/23	INTEREST INCOME EARNED
6.14%, 08/24/34	$—	$3,951,086	$—	$—	($110,256 )	($8 )	$3,840,822	$3,950,000	$15,826
Total	$1,134,525	$21,098,004	($850,691 )	($48,570 )	($956,350 )	$118,789	$20,495,707		$309,233

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$4,933,391,061	$—	$4,933,391,061
Short-Term Investments[1]	30,598,288	—	—	30,598,288
Futures Contracts[2]	3,797	—	—	3,797
Liabilities
Futures Contracts[2]	(97,253)	—	—	(97,253)
Total	$30,504,832	$4,933,391,061	$—	$4,963,895,893

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of methods and inputs. Methods may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value.  The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. The generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2023, are disclosed in each fund’s Portfolio Holdings.
REG88394SEP23